UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Sarah Clinton, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

MARCH 31, 2026

Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class I

|  BXMIX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725. This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$325Footnote Reference*	3.09%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Institutional Share Class delivered a return of 10.14%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $100,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2016 - 03/31/2026

Initial investment of $100,000

Table Summary
	Class I	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$100,000	$100,000	$100,000	$100,000
Apr-16	$101,324	$100,408	$101,646	$101,330
May-16	$102,240	$100,869	$102,310	$99,971
Jun-16	$101,731	$101,068	$101,213	$102,890
Jul-16	$102,851	$102,537	$105,516	$103,666
Aug-16	$102,851	$102,700	$105,657	$103,162
Sep-16	$103,768	$103,269	$106,266	$103,730
Oct-16	$103,768	$102,679	$104,237	$100,851
Nov-16	$103,564	$103,574	$105,793	$96,844
Dec-16	$104,445	$104,461	$108,362	$96,399
Jan-17	$106,184	$104,985	$111,003	$97,486
Feb-17	$107,002	$106,164	$114,137	$97,947
Mar-17	$108,025	$106,194	$115,435	$98,097
Apr-17	$109,662	$106,645	$117,201	$99,203
May-17	$110,890	$106,905	$119,794	$100,738
Jun-17	$109,764	$107,133	$120,300	$100,650
Jul-17	$110,787	$108,127	$123,217	$102,342
Aug-17	$111,810	$108,444	$123,452	$103,356
Sep-17	$111,708	$109,090	$126,272	$102,425
Oct-17	$112,731	$109,843	$128,690	$102,037
Nov-17	$112,015	$109,916	$131,544	$103,170
Dec-17	$111,957	$110,723	$133,364	$103,528
Jan-18	$112,271	$113,430	$140,436	$104,762
Feb-18	$110,810	$110,684	$134,677	$103,832
Mar-18	$111,227	$109,597	$131,829	$104,937
Apr-18	$112,271	$109,699	$133,425	$103,256
May-18	$110,601	$109,988	$134,388	$102,473
Jun-18	$110,497	$109,784	$134,373	$102,017
Jul-18	$111,540	$109,621	$138,603	$101,847
Aug-18	$111,853	$110,116	$140,383	$101,954
Sep-18	$113,210	$109,359	$141,224	$101,075
Oct-18	$111,436	$105,962	$130,887	$99,946
Nov-18	$111,540	$105,308	$132,443	$100,259
Dec-18	$110,253	$103,281	$122,422	$102,286
Jan-19	$113,230	$105,476	$131,989	$103,843
Feb-19	$114,506	$106,143	$136,024	$103,245
Mar-19	$114,399	$105,963	$137,903	$104,538
Apr-19	$115,356	$106,664	$142,872	$104,228
May-19	$114,187	$105,935	$134,757	$105,640
Jun-19	$115,888	$107,641	$143,694	$107,982
Jul-19	$116,845	$108,471	$144,446	$107,682
Aug-19	$115,356	$108,887	$141,560	$109,871
Sep-19	$115,250	$109,373	$144,640	$108,754
Oct-19	$115,462	$109,708	$148,361	$109,478
Nov-19	$116,100	$110,836	$152,564	$108,648
Dec-19	$117,718	$112,184	$157,193	$109,282
Jan-20	$118,269	$112,644	$156,280	$110,677
Feb-20	$117,167	$111,025	$143,138	$111,421
Mar-20	$100,303	$104,495	$124,288	$108,924
Apr-20	$101,956	$107,504	$137,934	$111,063
May-20	$104,932	$109,052	$144,693	$111,552
Jun-20	$108,128	$110,960	$148,585	$112,544
Jul-20	$109,561	$112,447	$155,747	$116,135
Aug-20	$110,774	$114,179	$166,213	$115,960
Sep-20	$110,553	$113,985	$160,545	$115,543
Oct-20	$109,782	$113,734	$155,665	$115,658
Nov-20	$112,978	$116,941	$175,637	$117,763
Dec-20	$116,423	$119,806	$183,136	$119,341
Jan-21	$116,992	$119,615	$181,360	$118,291
Feb-21	$118,470	$121,433	$186,075	$116,257
Mar-21	$118,697	$121,360	$192,365	$114,025
Apr-21	$121,880	$123,338	$201,406	$115,461
May-21	$122,335	$123,807	$204,427	$116,547
Jun-21	$123,358	$124,277	$207,534	$115,521
Jul-21	$122,904	$123,730	$211,311	$117,057
Aug-21	$123,358	$124,572	$216,636	$116,566
Sep-21	$123,245	$124,098	$207,733	$114,491
Oct-21	$123,131	$125,215	$219,553	$114,216
Nov-21	$121,880	$123,600	$214,810	$113,885
Dec-21	$122,563	$124,181	$224,047	$113,725
Jan-22	$120,250	$122,356	$212,240	$111,394
Feb-22	$119,672	$121,915	$206,934	$110,068
Mar-22	$121,175	$122,500	$212,749	$106,711
Apr-22	$119,441	$121,398	$195,160	$100,864
May-22	$118,747	$120,062	$195,458	$101,136
Jun-22	$116,088	$117,901	$178,597	$97,889
Jul-22	$115,278	$118,538	$192,828	$99,975
Aug-22	$115,625	$119,664	$184,842	$96,026
Sep-22	$114,353	$118,515	$167,735	$91,090
Oct-22	$115,047	$118,610	$179,826	$90,461
Nov-22	$115,972	$118,788	$192,418	$94,722
Dec-22	$116,897	$118,717	$184,320	$95,234
Jan-23	$118,054	$120,699	$197,411	$98,357
Feb-23	$118,632	$120,132	$192,742	$95,092
Mar-23	$117,822	$118,702	$198,838	$98,097
Apr-23	$117,707	$119,108	$202,425	$98,532
May-23	$117,129	$118,554	$200,559	$96,606
Jun-23	$119,210	$119,456	$212,765	$96,599
Jul-23	$121,754	$120,079	$219,966	$97,268
Aug-23	$121,869	$120,473	$214,802	$95,937
Sep-23	$121,985	$120,351	$205,611	$93,135
Oct-23	$121,522	$119,365	$199,694	$92,021
Nov-23	$123,950	$120,718	$218,518	$96,662
Dec-23	$126,158	$122,391	$229,322	$100,679
Jan-24	$126,996	$122,785	$232,127	$99,290
Feb-24	$128,432	$123,911	$242,059	$98,042
Mar-24	$130,467	$125,466	$249,974	$98,582
Apr-24	$130,228	$124,790	$240,802	$96,097
May-24	$131,424	$125,537	$251,716	$97,356
Jun-24	$132,143	$125,930	$256,921	$97,493
Jul-24	$131,664	$126,861	$261,507	$100,183
Aug-24	$132,382	$127,395	$268,508	$102,558
Sep-24	$132,861	$128,606	$273,526	$104,301
Oct-24	$133,579	$127,755	$268,162	$100,807
Nov-24	$134,896	$128,822	$280,562	$101,150
Dec-24	$135,583	$128,836	$273,339	$98,975
Jan-25	$137,229	$130,125	$283,046	$99,539
Feb-25	$136,849	$130,494	$281,091	$100,963
Mar-25	$136,090	$129,516	$268,733	$101,589
Apr-25	$136,723	$128,963	$271,247	$104,574
May-25	$137,609	$130,475	$287,488	$104,203
Jun-25	$139,381	$131,910	$299,990	$106,177
Jul-25	$140,014	$132,668	$303,913	$104,596
Aug-25	$142,546	$134,152	$311,930	$106,116
Sep-25	$144,698	$136,115	$322,074	$106,809
Oct-25	$148,116	$137,045	$328,588	$106,538
Nov-25	$147,863	$137,232	$329,615	$106,786
Dec-25	$149,757	$138,032	$332,378	$107,064
Jan-26	$150,166	$140,788	$339,886	$108,067
Feb-26	$151,259	$141,409	$342,465	$109,275
Mar-26	$149,893	$137,244	$320,829	$105,916

1

Average Annual Total Returns (%) (as of March 31, 2026)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	10.14%Footnote Reference(2)	4.78%	4.13%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2026)

Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class I

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.94%.
Footnote(3)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 47.0% of Total Net Assets.
Footnote(4)	Represents less than 0.1% of Total Net Assets.
Footnote(5)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

MARCH 31, 2026

Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class D

|  BXMDX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725. This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$351Footnote Reference*	3.34%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class D delivered a return of 9.89%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2016 - 03/31/2026

Initial investment of $10,000

Table Summary
	Class D	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$10,000	$10,000	$10,000	$10,000
Apr-16	$10,122	$10,041	$10,165	$10,133
May-16	$10,214	$10,087	$10,231	$9,997
Jun-16	$10,153	$10,107	$10,121	$10,289
Jul-16	$10,265	$10,254	$10,552	$10,367
Aug-16	$10,275	$10,270	$10,566	$10,316
Sep-16	$10,357	$10,327	$10,627	$10,373
Oct-16	$10,357	$10,268	$10,424	$10,085
Nov-16	$10,336	$10,357	$10,579	$9,684
Dec-16	$10,422	$10,446	$10,836	$9,640
Jan-17	$10,596	$10,499	$11,100	$9,749
Feb-17	$10,678	$10,616	$11,414	$9,795
Mar-17	$10,770	$10,619	$11,543	$9,810
Apr-17	$10,933	$10,664	$11,720	$9,920
May-17	$11,046	$10,691	$11,979	$10,074
Jun-17	$10,933	$10,713	$12,030	$10,065
Jul-17	$11,036	$10,813	$12,322	$10,234
Aug-17	$11,128	$10,844	$12,345	$10,336
Sep-17	$11,107	$10,909	$12,627	$10,242
Oct-17	$11,209	$10,984	$12,869	$10,204
Nov-17	$11,138	$10,992	$13,154	$10,317
Dec-17	$11,133	$11,072	$13,336	$10,353
Jan-18	$11,164	$11,343	$14,044	$10,476
Feb-18	$11,008	$11,068	$13,468	$10,383
Mar-18	$11,050	$10,960	$13,183	$10,494
Apr-18	$11,154	$10,970	$13,343	$10,326
May-18	$10,977	$10,999	$13,439	$10,247
Jun-18	$10,967	$10,978	$13,437	$10,202
Jul-18	$11,060	$10,962	$13,860	$10,185
Aug-18	$11,092	$11,012	$14,038	$10,195
Sep-18	$11,227	$10,936	$14,122	$10,108
Oct-18	$11,050	$10,596	$13,089	$9,995
Nov-18	$11,050	$10,531	$13,244	$10,026
Dec-18	$10,925	$10,328	$12,242	$10,229
Jan-19	$11,221	$10,548	$13,199	$10,384
Feb-19	$11,337	$10,614	$13,602	$10,325
Mar-19	$11,326	$10,596	$13,790	$10,454
Apr-19	$11,390	$10,666	$14,287	$10,423
May-19	$11,274	$10,593	$13,476	$10,564
Jun-19	$11,432	$10,764	$14,369	$10,798
Jul-19	$11,527	$10,847	$14,445	$10,768
Aug-19	$11,400	$10,889	$14,156	$10,987
Sep-19	$11,390	$10,937	$14,464	$10,875
Oct-19	$11,400	$10,971	$14,836	$10,948
Nov-19	$11,464	$11,084	$15,256	$10,865
Dec-19	$11,614	$11,218	$15,719	$10,928
Jan-20	$11,669	$11,264	$15,628	$11,068
Feb-20	$11,560	$11,103	$14,314	$11,142
Mar-20	$9,899	$10,449	$12,429	$10,892
Apr-20	$10,062	$10,750	$13,793	$11,106
May-20	$10,355	$10,905	$14,469	$11,155
Jun-20	$10,670	$11,096	$14,859	$11,254
Jul-20	$10,800	$11,245	$15,575	$11,613
Aug-20	$10,920	$11,418	$16,621	$11,596
Sep-20	$10,887	$11,398	$16,055	$11,554
Oct-20	$10,811	$11,373	$15,566	$11,566
Nov-20	$11,137	$11,694	$17,564	$11,776
Dec-20	$11,465	$11,981	$18,314	$11,934
Jan-21	$11,509	$11,961	$18,136	$11,829
Feb-21	$11,665	$12,143	$18,608	$11,626
Mar-21	$11,688	$12,136	$19,236	$11,402
Apr-21	$11,989	$12,334	$20,141	$11,546
May-21	$12,033	$12,381	$20,443	$11,655
Jun-21	$12,134	$12,428	$20,753	$11,552
Jul-21	$12,089	$12,373	$21,131	$11,706
Aug-21	$12,123	$12,457	$21,664	$11,657
Sep-21	$12,111	$12,410	$20,773	$11,449
Oct-21	$12,089	$12,522	$21,955	$11,422
Nov-21	$11,966	$12,360	$21,481	$11,388
Dec-21	$12,033	$12,418	$22,405	$11,373
Jan-22	$11,807	$12,236	$21,224	$11,139
Feb-22	$11,750	$12,192	$20,693	$11,007
Mar-22	$11,886	$12,250	$21,275	$10,671
Apr-22	$11,704	$12,140	$19,516	$10,086
May-22	$11,648	$12,006	$19,546	$10,114
Jun-22	$11,376	$11,790	$17,860	$9,789
Jul-22	$11,296	$11,854	$19,283	$9,997
Aug-22	$11,330	$11,966	$18,484	$9,603
Sep-22	$11,205	$11,852	$16,773	$9,109
Oct-22	$11,273	$11,861	$17,983	$9,046
Nov-22	$11,353	$11,879	$19,242	$9,472
Dec-22	$11,432	$11,872	$18,432	$9,523
Jan-23	$11,546	$12,070	$19,741	$9,836
Feb-23	$11,602	$12,013	$19,274	$9,509
Mar-23	$11,523	$11,870	$19,884	$9,810
Apr-23	$11,512	$11,911	$20,243	$9,853
May-23	$11,455	$11,855	$20,056	$9,661
Jun-23	$11,648	$11,946	$21,276	$9,660
Jul-23	$11,897	$12,008	$21,997	$9,727
Aug-23	$11,909	$12,047	$21,480	$9,594
Sep-23	$11,920	$12,035	$20,561	$9,313
Oct-23	$11,875	$11,937	$19,969	$9,202
Nov-23	$12,101	$12,072	$21,852	$9,666
Dec-23	$12,315	$12,239	$22,932	$10,068
Jan-24	$12,386	$12,279	$23,213	$9,929
Feb-24	$12,538	$12,391	$24,206	$9,804
Mar-24	$12,726	$12,547	$24,997	$9,858
Apr-24	$12,702	$12,479	$24,080	$9,610
May-24	$12,820	$12,554	$25,172	$9,736
Jun-24	$12,890	$12,593	$25,692	$9,749
Jul-24	$12,832	$12,686	$26,151	$10,018
Aug-24	$12,902	$12,740	$26,851	$10,256
Sep-24	$12,949	$12,861	$27,353	$10,430
Oct-24	$13,019	$12,776	$26,816	$10,081
Nov-24	$13,136	$12,882	$28,056	$10,115
Dec-24	$13,205	$12,884	$27,334	$9,898
Jan-25	$13,366	$13,013	$28,305	$9,954
Feb-25	$13,329	$13,049	$28,109	$10,096
Mar-25	$13,243	$12,952	$26,873	$10,159
Apr-25	$13,304	$12,896	$27,125	$10,457
May-25	$13,379	$13,047	$28,749	$10,420
Jun-25	$13,552	$13,191	$29,999	$10,618
Jul-25	$13,614	$13,267	$30,391	$10,460
Aug-25	$13,862	$13,415	$31,193	$10,612
Sep-25	$14,060	$13,612	$32,207	$10,681
Oct-25	$14,395	$13,704	$32,859	$10,654
Nov-25	$14,370	$13,723	$32,962	$10,679
Dec-25	$14,552	$13,803	$33,238	$10,706
Jan-26	$14,592	$14,079	$33,989	$10,807
Feb-26	$14,686	$14,141	$34,247	$10,928
Mar-26	$14,552	$13,724	$32,083	$10,592

1

Average Annual Total Returns (%) (as of March 31, 2026)

Table Summary
Fund	1 Year	5 Years	10 Years
Class D	9.89%Footnote Reference(2)	4.48%	3.82%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2026)

Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class D

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.59%.
Footnote(3)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 47.0% of Total Net Assets.
Footnote(4)	Represents less than 0.1% of Total Net Assets.
Footnote(5)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

MARCH 31, 2026

Annual Shareholder Report

Blackstone Alternative Multi-Strategy Fund

Class Y

|  BXMYX

Fund Overview

This annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "Period"). You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725. This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$316Footnote Reference*	3.01%Footnote Reference*

How did the Fund perform during the Period and what primarily impacted performance?

The Fund’s Class Y delivered a return of 10.26%Footnote Reference(1)Footnote Reference(2) for the Period. In comparison, the HFRX Global Hedge Fund Index returned 5.97%, the MSCI World Total Return Index returned 19.39% and the Bloomberg Global Aggregate Bond Index returned 4.26% for the Period. During the Period, the Fund used derivatives to gain economic exposure to one or more alternative investment strategies, to enhance returns, and/or for hedging purposes. The use of derivatives impacted the Fund’s performance.

What contributed to performance?

  Japanese and healthcare exposures were the largest contributors to performance, aided by market strength and security selection.

  Discretionary macro strategies had positive results from tactical moves in precious metals, interest rates, and equities.

  Quant equity strategies added value through equity dispersion and long positions (via derivatives) in commodity and precious metals.

What detracted from performance?

  Futures positions in Carbon Credit Allowances detracted from performance, driven by adverse market moves following regulatory developments.

  Mean reversion commodity strategies underperformed due to limited volatility across the commodities sector.

  Thematic macro strategies saw losses from volatility carry positions amid sharp volatility spikes in April 2025.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain the most recent month-end performance,visit www.bxmix.com. The following line graph represents the historical performance of a hypothetical $10,000 initial investment made on March 31, 2016, assuming the reinvestment of distributions. The line graph and table also show the average total returns of two broad-based securities market indices and an additional index that reflects the performance of the hedge fund universe over the same periods.

Cumulative performance: 03/31/2016 - 03/31/2026

Initial investment of $10,000

Table Summary
	Class Y	HFRX Global Hedge Fund Index	MSCI World Total Return Index	Bloomberg Global Aggregate Bond Index
Mar-16	$10,000	$10,000	$10,000	$10,000
Apr-16	$10,133	$10,041	$10,165	$10,133
May-16	$10,226	$10,087	$10,231	$9,997
Jun-16	$10,164	$10,107	$10,121	$10,289
Jul-16	$10,277	$10,254	$10,552	$10,367
Aug-16	$10,287	$10,270	$10,566	$10,316
Sep-16	$10,379	$10,327	$10,627	$10,373
Oct-16	$10,379	$10,268	$10,424	$10,085
Nov-16	$10,359	$10,357	$10,579	$9,684
Dec-16	$10,459	$10,446	$10,836	$9,640
Jan-17	$10,624	$10,499	$11,100	$9,749
Feb-17	$10,717	$10,616	$11,414	$9,795
Mar-17	$10,810	$10,619	$11,543	$9,810
Apr-17	$10,985	$10,664	$11,720	$9,920
May-17	$11,098	$10,691	$11,979	$10,074
Jun-17	$10,995	$10,713	$12,030	$10,065
Jul-17	$11,088	$10,813	$12,322	$10,234
Aug-17	$11,191	$10,844	$12,345	$10,336
Sep-17	$11,181	$10,909	$12,627	$10,242
Oct-17	$11,284	$10,984	$12,869	$10,204
Nov-17	$11,212	$10,992	$13,154	$10,317
Dec-17	$11,216	$11,072	$13,336	$10,353
Jan-18	$11,247	$11,343	$14,044	$10,476
Feb-18	$11,100	$11,068	$13,468	$10,383
Mar-18	$11,153	$10,960	$13,183	$10,494
Apr-18	$11,258	$10,970	$13,343	$10,326
May-18	$11,079	$10,999	$13,439	$10,247
Jun-18	$11,079	$10,978	$13,437	$10,202
Jul-18	$11,174	$10,962	$13,860	$10,185
Aug-18	$11,216	$11,012	$14,038	$10,195
Sep-18	$11,353	$10,936	$14,122	$10,108
Oct-18	$11,174	$10,596	$13,089	$9,995
Nov-18	$11,174	$10,531	$13,244	$10,026
Dec-18	$11,051	$10,328	$12,242	$10,229
Jan-19	$11,352	$10,548	$13,199	$10,384
Feb-19	$11,481	$10,614	$13,602	$10,325
Mar-19	$11,470	$10,596	$13,790	$10,454
Apr-19	$11,567	$10,666	$14,287	$10,423
May-19	$11,460	$10,593	$13,476	$10,564
Jun-19	$11,621	$10,764	$14,369	$10,798
Jul-19	$11,717	$10,847	$14,445	$10,768
Aug-19	$11,567	$10,889	$14,156	$10,987
Sep-19	$11,567	$10,937	$14,464	$10,875
Oct-19	$11,578	$10,971	$14,836	$10,948
Nov-19	$11,642	$11,084	$15,256	$10,865
Dec-19	$11,803	$11,218	$15,719	$10,928
Jan-20	$11,859	$11,264	$15,628	$11,068
Feb-20	$11,759	$11,103	$14,314	$11,142
Mar-20	$10,065	$10,449	$12,429	$10,892
Apr-20	$10,232	$10,750	$13,793	$11,106
May-20	$10,533	$10,905	$14,469	$11,155
Jun-20	$10,856	$11,096	$14,859	$11,254
Jul-20	$11,001	$11,245	$15,575	$11,613
Aug-20	$11,124	$11,418	$16,621	$11,596
Sep-20	$11,101	$11,398	$16,055	$11,554
Oct-20	$11,023	$11,373	$15,566	$11,566
Nov-20	$11,347	$11,694	$17,564	$11,776
Dec-20	$11,684	$11,981	$18,314	$11,934
Jan-21	$11,741	$11,961	$18,136	$11,829
Feb-21	$11,903	$12,143	$18,608	$11,626
Mar-21	$11,926	$12,136	$19,236	$11,402
Apr-21	$12,248	$12,334	$20,141	$11,546
May-21	$12,283	$12,381	$20,443	$11,655
Jun-21	$12,398	$12,428	$20,753	$11,552
Jul-21	$12,352	$12,373	$21,131	$11,706
Aug-21	$12,386	$12,457	$21,664	$11,657
Sep-21	$12,386	$12,410	$20,773	$11,449
Oct-21	$12,375	$12,522	$21,955	$11,422
Nov-21	$12,248	$12,360	$21,481	$11,388
Dec-21	$12,317	$12,418	$22,405	$11,373
Jan-22	$12,095	$12,236	$21,224	$11,139
Feb-22	$12,024	$12,192	$20,693	$11,007
Mar-22	$12,177	$12,250	$21,275	$10,671
Apr-22	$12,001	$12,140	$19,516	$10,086
May-22	$11,942	$12,006	$19,546	$10,114
Jun-22	$11,673	$11,790	$17,860	$9,789
Jul-22	$11,591	$11,854	$19,283	$9,997
Aug-22	$11,626	$11,966	$18,484	$9,603
Sep-22	$11,509	$11,852	$16,773	$9,109
Oct-22	$11,579	$11,861	$17,983	$9,046
Nov-22	$11,661	$11,879	$19,242	$9,472
Dec-22	$11,755	$11,872	$18,432	$9,523
Jan-23	$11,872	$12,070	$19,741	$9,836
Feb-23	$11,931	$12,013	$19,274	$9,509
Mar-23	$11,849	$11,870	$19,884	$9,810
Apr-23	$11,837	$11,911	$20,243	$9,853
May-23	$11,790	$11,855	$20,056	$9,661
Jun-23	$12,001	$11,946	$21,276	$9,660
Jul-23	$12,247	$12,008	$21,997	$9,727
Aug-23	$12,259	$12,047	$21,480	$9,594
Sep-23	$12,282	$12,035	$20,561	$9,313
Oct-23	$12,235	$11,937	$19,969	$9,202
Nov-23	$12,481	$12,072	$21,852	$9,666
Dec-23	$12,698	$12,239	$22,932	$10,068
Jan-24	$12,783	$12,279	$23,213	$9,929
Feb-24	$12,940	$12,391	$24,206	$9,804
Mar-24	$13,134	$12,547	$24,997	$9,858
Apr-24	$13,110	$12,479	$24,080	$9,610
May-24	$13,231	$12,554	$25,172	$9,736
Jun-24	$13,316	$12,593	$25,692	$9,749
Jul-24	$13,268	$12,686	$26,151	$10,018
Aug-24	$13,341	$12,740	$26,851	$10,256
Sep-24	$13,389	$12,861	$27,353	$10,430
Oct-24	$13,462	$12,776	$26,816	$10,081
Nov-24	$13,583	$12,882	$28,056	$10,115
Dec-24	$13,667	$12,884	$27,334	$9,898
Jan-25	$13,821	$13,013	$28,305	$9,954
Feb-25	$13,796	$13,049	$28,109	$10,096
Mar-25	$13,706	$12,952	$26,873	$10,159
Apr-25	$13,770	$12,896	$27,125	$10,457
May-25	$13,860	$13,047	$28,749	$10,420
Jun-25	$14,039	$13,191	$29,999	$10,618
Jul-25	$14,104	$13,267	$30,391	$10,460
Aug-25	$14,360	$13,415	$31,193	$10,612
Sep-25	$14,578	$13,612	$32,207	$10,681
Oct-25	$14,925	$13,704	$32,859	$10,654
Nov-25	$14,899	$13,723	$32,962	$10,679
Dec-25	$15,098	$13,803	$33,238	$10,706
Jan-26	$15,139	$14,079	$33,989	$10,807
Feb-26	$15,250	$14,141	$34,247	$10,928
Mar-26	$15,112	$13,724	$32,083	$10,592

1

Average Annual Total Returns (%) (as of March 31, 2026)

Table Summary
Fund	1 Year	5 Years	10 Years
Class Y	10.26%Footnote Reference(2)	4.85%	4.22%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Total Return Index	19.39%	10.77%	12.36%
Bloomberg Global Aggregate Bond Index	4.26%	(1.46%)	0.58%

Key Fund Statistics (as of March 31, 2026)

Table Summary
Total Net Assets	$3,602,013,554
Total Number of Portfolio Holdings	10,411
Portfolio Turnover RateFootnote Reference**	547%
Total Advisory Fees Paid	$71,063,193

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable amendments, at www.bxmix.com.

Sub-Adviser Additions

Callodine Capital Management, LP | Equity Hedge Strategies | Effective 6/2/25

Capital Fund Management, S.A. | Multi-Strategy Strategies | Effective 3/9//26

Sub-Adviser Removals

Engelhart CTP Commodity Trading US, LLC | Macro Strategies | Effective 3/27/26

Fir Tree Capital Management LP | Relative Value Strategies | Effective 5/30/25

Melqart Asset Management (UK) Limited | Macro Strategies | Effective 8/27/25

Neither the portfolio managers of the Fund nor the Fund’s principal investment strategies and risks changed as a result of these Sub-Adviser changes.

What did the Fund invest in? (as of March 31, 2026)

Table Summary
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(3)	52.1%
Common Stock	33.3%
Investments in Investee Funds	8.5%
Asset-Backed Securities	5.3%
Corporate Bonds & Notes	4.6%
Bank Debt	4.2%
Sovereign Debt	2.7%
Undertakings For Collective Investment in Transferable Security	2.3%
Closed-End Fund	1.1%
Purchased Options	0.7%
U.S. Treasury Obligations	0.3%
Exchange-Traded Funds	0.2%
Convertible Bonds	0.1%
Preferred Stock	0.1%
WarrantsFootnote Reference(4)	0.0%
RightsFootnote Reference(4)	0.0%
Securities Sold Short	-38.6%
Repurchase Agreements	1.3%
Other Assets and LiabilitiesFootnote Reference(5)	21.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please scan the QR code or visit www.bxmix.com.

Blackstone Alternative Multi-Strategy Fund

Class Y

Footnote	Description
Footnote*	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
Footnote**	Includes TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026.
Footnote(1)	Performance is shown net of the Expense Ratio less waived expenses. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.
Footnote(2)	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.16%.
Footnote(3)	Includes Agency-Guaranteed TBA securities that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represent 47.0% of Total Net Assets.
Footnote(4)	Represents less than 0.1% of Total Net Assets.
Footnote(5)	Assets, other than investments, less liabilities. See Consolidated Statement of Assets and Liabilities. A portion of this balance represents cash collateral for derivatives.

2

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s co-principal executive officers, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is attached under Item 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this

Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

	Current Fiscal Year(1)	Previous Fiscal Year
(a) Audit Fees	$345,000	$325,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees(2)	$47,850	$45,150
(d) All Other Fees	$0	$0

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser of the Registrant, and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Current Fiscal Year	Previous Fiscal Year
(b)	0%	0%
(c)	0%	0%
(d)	0%	0%

(f)	Not applicable.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$ 0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Registrant’s Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are filed herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Registrant’s Financial Statements filed under Item 7(a) of this form.

2

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2026

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus from the Fund’s website (www.bxmix.com). All investors are urged to carefully read the prospectus and the summary prospectus in its entirety before investing. Interests in the Fund are offered through Blackstone Securities Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser (“BAIA” or the “Investment Adviser”).

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - BAIA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain asset backed securities involve certain risks which may cause the securities to lose value, including credit risk, liquidity risk, extension risk, interest rate risk, prepayment risk, event risk, inflation risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Inflation Risk - Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Investment Style Risk - Different investment styles tend to shift in and out of favor depending on market and economic conditions and investor sentiment, and the Fund could underperform other funds that invest in similar asset classes but employ different investment styles.

Large Purchase and Redemption Risk - large purchase or redemption activity could result in the Fund incurring additional costs, selling portfolio securities, investing cash, or holding a relatively large amount of cash at times when it would not otherwise do so, which could have an adverse effect on performance. Leverage Risk - use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Liquidity Risk - some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value and if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Market Risk and Selection Risk - one or more markets in which the Fund invests may go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Significant shocks to or disruptions of the financial markets or the real economy could adversely affect the liquidity and volatility of securities held by the Fund. Mortgage- and Asset-Based Securities Risk - these securities are subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

March 31, 2026

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 114.8%
COMMON STOCK — 33.3%
Africa — 0.0%
Energy — 0.0%
Golar LNG Ltd.	1,000	$54,110
Kosmos Energy Ltd. (a)	95,600	265,768

		319,878

Materials — 0.0%
DRDGOLD Ltd., ADR	100	2,937
Harmony Gold Mining Co., Ltd., ADR	500	7,685
IAMGOLD Corp. (a)	1,500	28,230
Platinum Group Metals Ltd. (a)	1,000	1,770
Sibanye Stillwater Ltd., ADR	17,100	210,672

		251,294

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	10,100	83,123

Total Africa		654,295

Asia — 0.3%
Automobiles & Components — 0.0%
NIO, Inc., ADR (a)	86,900	524,007

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	3	7
China Yuchai International Ltd.	500	19,250
Erayak Power Solution Group, Inc., Class A (a)	36	13
Fujikura Ltd. (b)	500	13,751

		33,021

Commercial & Professional Services — 0.0%
Cre8 Enterprise Ltd., Class A (a)	29	77
E-Power, Inc. (a),(c)	27	21
Kanzhun Ltd., ADR	19,400	259,766

		259,864

Consumer Durables & Apparel — 0.0%
Sony Group Corp. (b)	400	8,337
Viomi Technology Co., Ltd., ADR (a)	1,200	1,332

		9,669

Consumer Services — 0.0%
Golden Heaven Group Holdings Ltd. (a)	7	12
New Oriental Education & Technology Group, Inc., ADR	10	566
Trip.com Group Ltd., ADR (a)	16,600	826,514
Wah Fu Education Group Ltd. (a)	700	1,120

		828,212

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Diversified Financials — 0.1%
High Templar Tech Ltd., ADR (a)	1,000	$1,940
Japan Exchange Group, Inc. (b)	8,600	100,431
LexinFintech Holdings Ltd., ADR	22,800	49,704
PayPay Corp., ADR (a)	51,685	1,102,958
Qfin Holdings, Inc., ADR	200	2,582
X Financial, ADR	600	2,472

		1,260,087

Energy — 0.0%
BKV Corp. (a)	35,401	1,009,636
Leishen Energy Holding Co., Ltd. (a)	29	132
OMS Energy Technologies, Inc. (a)	500	2,160

		1,011,928

Food & Staples Retailing — 0.0%
Meiwu Technology Co., Ltd. (a)	50	4

Materials — 0.0%
China Natural Resources, Inc. (a)	34	138
CN Energy Group, Inc., Class A (a)	2	1
Silvercorp Metals, Inc.	27,400	294,276

		294,415

Media & Entertainment — 0.0%
Everbright Digital Holding Ltd. (a)	35	113
GD Culture Group Ltd. (a)	6	16
Pop Culture Group Co., Ltd., Class A (a)	40	12
Zhihu, Inc., ADR (a)	34	97

		238

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Zai Lab Ltd., ADR (a)	500	9,405

Retailing — 0.1%
Baozun, Inc., ADR (a)	9,800	23,422
J-Long Group Ltd., Class A (a)	45	314
Sanrio Co., Ltd. (b)	1,100	6,839
Sea Ltd., ADR (a)	33,500	2,774,135

		2,804,710

Semiconductors & Semiconductor Equipment — 0.1%
Daqo New Energy Corp., ADR (a)	8,100	172,287
JinkoSolar Holding Co., Ltd., ADR	1,700	43,197
Kulicke & Soffa Industries, Inc.	100	6,572
Magnachip Semiconductor Corp. (a)	4,100	11,480

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
STMicroelectronics NV	1,300	$44,915
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,800	2,636,010
United Microelectronics Corp., ADR	34,500	309,810

		3,224,271

Software & Services — 0.0%
Vnet Group, Inc., ADR (a)	28,900	242,471
X3 Holdings Co., Ltd. (a)	2	2

		242,473

Technology Hardware & Equipment — 0.0%
LG Display Co., Ltd., ADR (a)	1,200	4,656
Lianhe Sowell International Group Ltd., Class A (a)	44	7
UTime Ltd., Class A (a)	1	2

		4,665

Telecommunication Services — 0.0%
KT Corp., ADR	18,300	392,535
SoftBank Group Corp. (b)	300	7,305
Telkom Indonesia Persero Tbk. PT, ADR	100	1,868
VEON Ltd., ADR (a)	400	18,520

		420,228

Total Asia		10,927,197

Europe — 0.6%
Automobiles & Components — 0.0%
Bayerische Motoren Werke AG (a),(b)	783	72,433
Ferrari NV (b)	950	322,338

		394,771

Banks — 0.0%
Barclays PLC, ADR	1,800	38,088

Capital Goods — 0.1%
AerCap Holdings NV (b)	14,948	2,050,567
Generation Essentials Group, Class A (a)	24	29
Luxfer Holdings PLC, ADR (a)	1,900	23,142
Rheinmetall AG (b)	219	369,406
Siemens AG (b)	4,071	991,834
Siemens Energy AG (b)	5,312	916,052
T1 Energy, Inc. (a)	58,500	256,815

		4,607,845

Commercial & Professional Services — 0.0%
RELX PLC, ADR	100	3,315

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	70,802	$2,330,802
Cie Financiere Richemont SA, Class A (b)	641	113,179

		2,443,981

Diversified Financials — 0.1%
Coincheck Group NV (a)	22	33
Deutsche Bank AG	8,400	250,152
Klarna Group PLC (a)	15,102	197,685
Marex Group PLC	29,325	1,307,308
UBS Group AG (b)	13,565	528,945
UBS Group AG (Switzerland) (b)	854	33,366

		2,317,489

Energy — 0.0%
CMB Tech NV	1,900	24,035
FLEX LNG Ltd. (a)	1,100	32,681
Frontline PLC	1,000	34,860
KNOT Offshore Partners LP	3,900	39,312
Okeanis Eco Tankers Corp. (d)	200	10,118
Scorpio Tankers, Inc.	5,900	440,494
StealthGas, Inc. (a)	2,200	20,196

		601,696

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.	3,100	29,791

Health Care Equipment & Services — 0.0%
Virax Biolabs Group Ltd. (a),(d)	24	5

Household & Personal Products — 0.0%
Unilever PLC, ADR	12	684

Insurance — 0.0%
Fidelis Insurance Holdings Ltd.	400	7,644

Materials — 0.0%
Orion SA	800	5,200

Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Abivax SA, ADR (a)	8,850	985,448
Achilles Therapeutics PLC, ADR (a),(e)	1,700	2,516
ADC Therapeutics SA (a)	2,191	8,216
AgomAb Therapeutics NV, ADR (a)	35,401	371,356
Amarin Corp. PLC, ADR (a)	685	9,905
Argenx SE, ADR (a)	60	43,815
AstraZeneca PLC, ADR (b)	6	1,183

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
AtaiBeckley, Inc. (a)	5,301	$18,766
Bicycle Therapeutics PLC, ADR (a)	1,000	4,640
BioNTech SE, ADR (a)	47	4,177
Compass Pathways PLC, ADR (a)	65,601	362,774
CRISPR Therapeutics AG (a)	3,200	152,224
Galderma Group AG (b)	1,977	388,547
Genmab AS, ADR (a)	2,000	53,660
Immunocore Holdings PLC, ADR (a)	4,600	138,690
Mereo Biopharma Group PLC, ADR (a)	1,200	396
Novo Nordisk AS, ADR	26,500	973,875
Pharvaris NV (a)	700	19,775
ProQR Therapeutics NV (a)	7,000	11,340
Prothena Corp. PLC (a)	7,000	68,040
Silence Therapeutics PLC, ADR (a)	1,000	5,270
uniQure NV (a)	13,700	223,995
Zura Bio Ltd. (a)	1,400	8,330

		3,856,938

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	12,700	87,630

Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV (b)	2,799	3,697,003
ASML Holding NV (a),(b)	74	98,402
Infineon Technologies AG (b)	14,631	663,753

		4,459,158

Software & Services — 0.1%
Materialise NV, ADR (a)	400	1,976
Nebius Group NV (a)	18,400	1,909,184

		1,911,160

Technology Hardware & Equipment — 0.0%
TE Connectivity PLC (b)	7,226	1,510,378

Transportation — 0.0%
Costamare, Inc.	2,100	35,490
Diana Shipping, Inc.	1,000	2,500
Global Ship Lease, Inc., Class A	6,500	241,995
Safe Bulkers, Inc.	8,000	50,640
Star Bulk Carriers Corp.	12,724	292,270

		622,895

Total Europe		22,898,668

Middle East — 0.1%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a)	53,500	367,545

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Capital Goods — 0.0%
Nano Dimension Ltd., ADR (a)	8,406	$14,290

Diversified Financials — 0.0%
Etoro Group Ltd., Class A (a)	17,700	531,531

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	900	11,961

Household & Personal Products — 0.0%
Oddity Tech Ltd., Class A (a)	900	12,042

Materials — 0.0%
Eldorado Gold Corp.	300	10,299

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	23,900	74,090

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Can-Fite BioPharma Ltd., ADR (a)	50	155
Compugen Ltd. (a)	4,700	10,011
Galmed Pharmaceuticals Ltd. (a)	272	132
Kamada Ltd.	700	5,838
PRF Technologies Ltd. (a)	41	83
Purple Biotech Ltd., ADR (a)	10	40

		16,259

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	2,800	424,508
Valens Semiconductor Ltd. (a)	1,800	2,034

		426,542

Software & Services — 0.0%
Alarum Technologies Ltd., ADR (a)	200	1,192
Cognyte Software Ltd. (a)	1,500	12,150

		13,342

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,300	10,933

Telecommunication Services — 0.1%
Kyivstar Group Ltd. (a)	70,802	716,517

Total Middle East		2,205,351

North America — 32.1%
Automobiles & Components — 0.9%
Adient PLC (a)	400	8,084
Dana, Inc.	100	3,365

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Dauch Corp. (a)	1,034	$6,132
General Motors Co. (b)	30,270	2,255,115
Gentherm, Inc. (a)	100	2,778
Harley-Davidson, Inc.	19,900	402,378
Holley, Inc. (a)	2,100	6,447
Magna International, Inc.	1,300	72,553
Motorcar Parts of America, Inc. (a)	800	8,848
Phinia, Inc.	100	6,844
QuantumScape Corp. (a)	46,300	295,394
Rivian Automotive, Inc., Class A (a)	159,200	2,395,960
Standard Motor Products, Inc.	200	6,948
Stoneridge, Inc. (a)	3,200	15,456
Tesla, Inc. (a)	67,841	25,219,892
Workhorse Group, Inc. (a)	17	51

		30,706,245

Banks — 3.6%
Amerant Bancorp, Inc.	57,194	1,260,556
Ameris Bancorp	210,858	16,444,815
Arrow Financial Corp.	422	14,167
Atlantic Union Bankshares Corp.	283,160	10,120,138
Avidbank Holdings, Inc. (a)	8,301	236,579
Banc of California, Inc.	155,156	2,727,643
Bank of America Corp. (b)	13,205	643,744
Bank of Hawaii Corp.	200	14,850
Bank of Marin Bancorp	600	15,378
Bank OZK	1,400	64,246
BankUnited, Inc.	400	18,064
Banner Corp.	6,552	397,575
Bar Harbor Bankshares	300	9,735
BayCom Corp.	200	5,945
Blue Ridge Bankshares, Inc. (a)	1,600	6,720
BOK Financial Corp.	200	25,612
Bridgewater Bancshares, Inc. (a)	600	10,620
Business First Bancshares, Inc.	100	2,704
Camden National Corp.	300	14,235
Capitol Federal Financial, Inc.	9,200	65,596
Central BanCo, Inc., Class A	294,555	7,054,592
Central Pacific Financial Corp.	2,200	70,312
ChoiceOne Financial Services, Inc.	100	2,812
Citigroup, Inc.	9,200	1,043,372
Citizens Financial Group, Inc. (b)	4,229	253,613
CoastalSouth Bancshares, Inc.	21,658	532,570
Colony Bankcorp, Inc.	800	15,976
Commerce Bancshares, Inc.	115	5,658
Community Trust Bancorp, Inc.	100	6,072
ConnectOne Bancorp, Inc.	542	14,509

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	500	$68,540
CVB Financial Corp.	6,779	131,445
Dime Community Bancshares, Inc.	200	6,764
Eagle Bancorp, Inc.	170,376	4,237,251
Farmers National Banc Corp.	100	1,316
FB Financial Corp.	33,945	1,763,103
Financial Institutions, Inc.	500	15,855
First BanCorp	500	10,680
First Bank	200	3,200
First Busey Corp.	33	834
First Commonwealth Financial Corp.	500	8,790
First Community Bankshares, Inc.	200	8,304
First Community Corp.	1,000	29,230
First Financial Corp.	100	6,320
First Foundation, Inc. (a)	381,162	2,248,856
First Hawaiian, Inc.	1,300	32,032
First Horizon Corp.	733,549	16,695,575
First Internet Bancorp	200	4,076
First Interstate BancSystem, Inc., Class A	22,063	736,904
First Merchants Corp.	100	3,873
First Western Financial, Inc. (a)	35,704	877,604
Firstsun Capital Bancorp (a)	600	21,876
Flagstar Bank NA	176,664	2,326,665
Flushing Financial Corp.	7,300	112,128
FNB Corp.	26,500	443,080
FS Bancorp, Inc.	100	3,859
Fulton Financial Corp. (a)	100	2,001
Great Southern Bancorp, Inc.	100	6,313
Hanmi Financial Corp.	1,300	34,268
Heritage Financial Corp.	1,600	41,600
Hilltop Holdings, Inc.	200	7,164
Hingham Institution For Savings	18,752	5,360,072
Home BancShares, Inc.	1,100	29,623
Hope Bancorp, Inc.	17,400	194,358
Horizon Bancorp, Inc.	2,000	33,140
Independent Bank Corp.	600	19,980
JPMorgan Chase & Co.	25,880	7,612,861
Kearny Financial Corp.	11,200	84,560
KeyCorp	841,560	16,873,278
Live Oak Bancshares, Inc.	1,500	49,605
Mechanics Bancorp, Class A	100	1,475
Mercantile Bank Corp.	300	15,150
Metrocity Bankshares, Inc.	100	2,867
Metropolitan Bank Holding Corp.	7,380	614,680
Midland States Bancorp, Inc.	1,100	24,541
MVB Financial Corp.	100	2,483

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
National Bank Holdings Corp., Class A	14,603	$571,853
NB Bancorp, Inc.	400	8,428
NBT Bancorp, Inc.	100	4,258
Northfield Bancorp, Inc.	2,900	39,266
Northpointe Bancshares, Inc.	16,945	292,471
Northwest Bancshares, Inc.	677	8,591
OceanFirst Financial Corp.	6,300	113,652
OFG Bancorp	700	28,322
Origin Bancorp, Inc.	300	12,438
Pathward Financial, Inc.	400	35,692
Peapack-Gladstone Financial Corp.	500	17,605
Pinnacle Financial Partners, Inc.	6,831	588,422
Preferred Bank	400	36,276
Primis Financial Corp.	53,362	708,647
Prosperity Bancshares, Inc.	75,252	5,055,429
Provident Financial Services, Inc.	43	910
RBB Bancorp	300	6,411
Renasant Corp.	1,007	36,383
S&T Bancorp, Inc.	400	16,732
Seacoast Banking Corp. of Florida	394,135	11,938,349
Sierra Bancorp	200	6,784
Simmons First National Corp., Class A	10,700	208,115
SmartFinancial, Inc.	9,450	369,306
South Plains Financial, Inc.	400	16,760
Southern First Bancshares, Inc. (a)	100	5,450
Southern Missouri Bancorp, Inc.	100	6,394
Southside Bancshares, Inc.	2,000	62,180
Southstate Bank Corp.	32	2,961
Texas Capital Bancshares, Inc. (a)	200	18,976
Tompkins Financial Corp.	100	7,884
TriCo Bancshares	22,104	1,050,824
Truist Financial Corp.	300	13,791
TrustCo Bank Corp.	520	22,766
Trustmark Corp.	120,076	5,060,003
UMB Financial Corp.	20	2,256
Univest Financial Corp.	900	30,834
USCB Financial Holdings, Inc.	1,981	36,728
WaFd, Inc.	1,067	33,504
Washington Trust Bancorp, Inc.	1,000	33,460
Wells Fargo & Co.	1,200	95,532
WesBanco, Inc.	600	20,694
West BanCorp, Inc.	200	4,758
Westamerica BanCorp	900	46,935
Western Alliance Bancorp	500	35,425
Zions Bancorp NA	9,400	541,628

		129,160,670

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Capital Goods — 4.2%
3D Systems Corp. (a)	32,100	$60,348
AAON, Inc.	100	8,275
Acuity, Inc.	120	33,626
AeroVironment, Inc. (a)	13,275	2,429,989
AerSale Corp. (a)	800	4,976
Albany International Corp., Class A	1,000	52,210
Alliance Laundry Holdings, Inc. (a)	53,101	1,101,315
Allient, Inc.	300	17,727
AMETEK, Inc.	90,500	19,399,580
Amprius Technologies, Inc. (a)	9,600	161,856
Apogee Enterprises, Inc.	2,600	87,204
Applied Industrial Technologies, Inc.	1,660	440,431
Archer Aviation, Inc., Class A (a)	265,507	1,372,671
Armstrong World Industries, Inc.	3,700	609,760
Astronics Corp. (a)	100	6,673
Atkore, Inc.	300	17,673
Atmus Filtration Technologies, Inc.	30	1,703
AZZ, Inc.	400	50,052
Babcock & Wilcox Enterprises, Inc. (a)	2,000	29,380
Ballard Power Systems, Inc. (a)	64,400	155,848
Beta Technologies, Inc., Class A (a)	52,946	778,306
Bloom Energy Corp., Class A (a)	47,238	6,400,277
Blue Bird Corp. (a)	500	28,395
BlueLinx Holdings, Inc. (a)	600	32,508
Boise Cascade Co.	300	22,755
BWX Technologies, Inc.	1,000	204,490
Caterpillar, Inc.	60	42,508
CECO Environmental Corp. (a)	3,400	202,572
Centuri Holdings, Inc. (a)	45,701	1,334,926
ChargePoint Holdings, Inc. (a)	25	122
CNH Industrial NV	6,000	66,000
Commercial Vehicle Group, Inc. (a)	7,000	23,870
Concrete Pumping Holdings, Inc. (a)	700	4,998
Core & Main, Inc., Class A (a),(b)	7,307	360,966
Cummins, Inc.	31	16,679
Donaldson Co., Inc.	900	76,383
Douglas Dynamics, Inc.	200	8,418
Energy Recovery, Inc. (a)	100	1,007
Eos Energy Enterprises, Inc. (a)	74,600	370,016
EquipmentShare.com, Inc., Class A (a)	53,101	1,081,667
ESCO Technologies, Inc.	100	28,137
Firefly Aerospace, Inc. (a)	26,551	755,907
Fluence Energy, Inc. (a)	29,100	400,416
Forgent Power Solutions, Inc. (a)	50,179	1,468,739
Franklin Electric Co., Inc.	2,200	202,774

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
FreightCar America, Inc. (a)	200	$1,594
FTC Solar, Inc. (a)	0	164
FuelCell Energy, Inc. (a)	7,421	48,459
GE Vernova, Inc.	1,120	977,648
Generac Holdings, Inc. (a),(b)	661	129,113
Global Industrial Co.	700	22,064
Gorman-Rupp Co. (The)	400	24,852
Graco, Inc.	70,000	5,925,500
GrafTech International Ltd. (a)	130	881
HEICO Corp.	3,500	959,700
HEICO Corp., Class A	68,000	14,354,120
Hexcel Corp.	2,300	186,139
Honeywell International, Inc.	400	90,412
Hudson Technologies, Inc. (a)	1,000	5,880
Huntington Ingalls Industries, Inc.	40	15,196
IDEX Corp.	400	75,820
Illinois Tool Works, Inc.	4,560	1,186,922
Insteel Industries, Inc.	200	6,722
ITT, Inc.	44,251	8,431,143
Johnson Controls International PLC (b)	87	11,393
Karat Packaging, Inc.	100	2,792
Kratos Defense & Security Solutions, Inc. (a)	17,700	1,248,027
L3Harris Technologies, Inc.	48,676	16,800,521
Lockheed Martin Corp.	20,880	12,619,663
LSI Industries, Inc.	300	5,580
Manitowoc Co., Inc. (The) (a)	3,800	44,270
Matrix Service Co. (a)	1,500	17,220
McGrath RentCorp	100	11,028
MDA Space Ltd. (a)	44,251	1,120,435
Miller Industries, Inc.	300	13,665
Mueller Water Products, Inc., Class A	500	13,745
NANO Nuclear Energy, Inc. (a)	300	6,144
Net Power, Inc. (a)	2,500	3,900
NPK International, Inc. (a)	1,700	24,633
NuScale Power Corp. (a)	30,025	325,471
Nuvve Holding Corp. (a)	1	1
NWPX Infrastructure, Inc. (a)	400	31,144
Otis Worldwide Corp.	1,200	92,496
Owens Corning	800	86,576
Palladyne AI Corp. (a)	33	200
Parker-Hannifin Corp. (b)	6	5,371
Plug Power, Inc. (a)	177,710	401,625
Quanta Services, Inc. (b)	25	13,726
QXO, Inc. (a)	44,251	859,354
RBC Bearings, Inc. (a)	40,895	22,210,892
Redwire Corp. (a)	73,402	623,917
Richtech Robotics, Inc., Class B (a)	6,700	14,003

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
RTX Corp.	1,300	$250,770
SES AI Corp. (a)	17,700	17,027
Simpson Manufacturing Co., Inc.	46,888	8,046,919
Solv Energy, Inc., Class A (a)	26,551	797,327
StandardAero, Inc. (a)	112,840	2,914,657
Stem, Inc. (a)	300	2,652
Sunrun, Inc. (a)	51,585	699,493
Symbotic, Inc. (a)	13,837	736,128
Textron, Inc.	6,700	586,652
Thermon Group Holdings, Inc. (a)	1,500	75,600
Tigo Energy, Inc. (a)	2,100	7,896
Timken Co.	1,800	181,026
Titan International, Inc. (a)	900	6,219
Titan Machinery, Inc. (a)	1,000	16,720
Trex Co., Inc. (a)	5,400	196,668
Tutor Perini Corp.	1,800	138,942
Ultralife Corp. (a)	400	2,608
V2X, Inc. (a)	26,951	1,846,144
Voyager Technologies, Inc., Class A (a)	44,251	1,035,031
VSE Corp.	15,930	2,937,492
Wabash National Corp.	100	862
Watsco, Inc.	400	145,516
Westwater Resources, Inc. (a)	2,700	1,766
Willis Lease Finance Corp.	800	136,208
Worthington Enterprises, Inc.	100	5,214
Xos, Inc. (a)	700	1,141
York Space Systems, Inc. (a)	26,551	588,636

		150,379,568

Commercial & Professional Services — 0.9%
ACCO Brands Corp.	6,400	19,200
ACV Auctions, Inc., Class A (a)	1,400	5,936
Alight, Inc., Class A	115,300	67,185
Andersen Group, Inc., Class A (a)	88,502	2,407,254
Automatic Data Processing, Inc.	1,440	292,579
BlackSky Technology, Inc. (a)	42	1,057
Boyd Group, Inc.	3,540	452,624
BrightView Holdings, Inc. (a)	9,400	110,826
Broadridge Financial Solutions, Inc.	100	16,248
CBIZ, Inc. (a)	200	5,370
Cintas Corp.	9,500	1,606,830
Civeo Corp. (a)	225	5,953
Clean Harbors, Inc. (a)	1,700	487,441
Copart, Inc. (a)	268,399	8,910,847
CoreCivic, Inc. (a)	900	17,019
CRA International, Inc.	1,400	226,632
Ennis, Inc.	1,900	40,698

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Equifax, Inc.	40	$7,203
ExlService Holdings, Inc. (a)	19,100	581,595
Exponent, Inc.	4,700	306,675
Fiverr International Ltd. (a)	5,600	56,112
Forrester Research, Inc. (a)	1,500	8,490
Franklin Covey Co. (a)	600	9,474
Fuel Tech, Inc. (a)	1,000	1,220
GEE Group, Inc. (a)	5,200	1,249
GFL Environmental, Inc.	200	8,344
IBEX Holdings Ltd. (a)	1,600	42,912
ICF International, Inc.	500	32,645
Insperity, Inc.	4,300	116,272
Jacobs Solutions, Inc.	500	63,640
KBR, Inc.	3,300	121,638
Kelly Services, Inc., Class A	2,600	23,010
Kforce, Inc.	100	2,924
Leidos Holdings, Inc.	300	46,656
ManpowerGroup, Inc.	7,600	223,896
Millennium Corp. (a),(b),(e)	60,879	2,891,752
Mistras Group, Inc. (a)	400	5,912
OPENLANE, Inc. (a)	600	17,490
Paycom Software, Inc.	11,900	1,446,326
Paylocity Holding Corp. (a)	3,300	356,532
Planet Labs PBC (a)	43,800	1,224,210
Quad/Graphics, Inc.	2,100	13,881
RCM Technologies, Inc. (a)	500	9,570
Republic Services, Inc.	5,300	1,160,806
Robert Half, Inc.	4,200	106,680
Rollins, Inc.	8,600	459,326
ShiftPixy, Inc. (a),(e)	1	7
TrueBlue, Inc. (a)	700	2,737
TTEC Holdings, Inc. (a)	9,100	22,750
UL Solutions, Inc., Class A	35,401	3,034,220
Verisk Analytics, Inc., Class A (b)	10,853	2,059,357
Waste Connections, Inc.	15,000	2,436,600
Waste Management, Inc.	8,400	1,930,236
Willdan Group, Inc. (a)	1,700	130,152

		33,636,198

Consumer Durables & Apparel — 0.1%
Acushnet Holdings Corp.	300	28,044
Allbirds, Inc., Class A (a)	95	286
BRP, Inc.	300	21,543
Brunswick Corp.	800	58,208
Deckers Outdoor Corp. (a)	6,800	680,612
DR Horton, Inc.	100	13,722
Figs, Inc., Class A (a)	8,600	127,022

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Fossil Group, Inc. (a)	9,800	$42,238
Hooker Furnishings Corp.	300	3,864
Johnson Outdoors, Inc., Class A	300	13,953
KB Home	5,300	274,275
Legacy Housing Corp. (a)	400	8,172
Leggett & Platt, Inc.	7,300	72,124
Lennar Corp., Class A	6,003	521,300
Levi Strauss & Co., Class A	17,600	325,424
LGI Homes, Inc. (a)	100	3,953
Meritage Homes Corp.	5,300	327,752
Mohawk Industries, Inc. (a)	1,500	147,690
Oxford Industries, Inc.	800	30,808
Peloton Interactive, Inc., Class A (a)	500	2,145
Polaris, Inc.	2,500	136,250
Ralph Lauren Corp.	1,740	598,543
Smith & Wesson Brands, Inc.	9,400	134,702
Sturm Ruger & Co., Inc.	2,500	100,225
Superior Group of Cos., Inc.	200	2,032
Unifi, Inc. (a)	1,300	4,641
Universal Electronics, Inc. (a)	1,200	4,944
Vera Bradley, Inc. (a)	500	1,580
Vince Holding Corp. (a)	100	241
Whirlpool Corp.	26,551	1,431,630

		5,117,923

Consumer Services — 0.5%
ADT, Inc.	88,502	581,458
Airbnb, Inc., Class A (a)	58,700	7,412,636
Amesite, Inc. (a)	33	61
Black Rock Coffee Bar, Inc., Class A (a)	17,700	228,684
Bloomin’ Brands, Inc.	15,700	84,780
Bright Horizons Family Solutions, Inc. (a)	8,200	673,466
Carriage Services, Inc.	2,000	91,320
Chegg, Inc. (a)	13,500	10,008
Chipotle Mexican Grill, Inc. (a)	10,700	342,507
Choice Hotels International, Inc.	4,300	445,050
Covista, Inc. (a)	1,400	161,350
Cracker Barrel Old Country Store, Inc.	3,200	89,952
Dine Brands Global, Inc.	300	7,872
DoorDash, Inc., Class A (a),(b)	1,385	207,958
DraftKings, Inc., Class A (a)	870	18,809
Driven Brands Holdings, Inc. (a)	800	10,088
Duolingo, Inc. (a)	8,740	861,502
El Pollo Loco Holdings, Inc. (a)	1,900	26,334
Hilton Worldwide Holdings, Inc.	20	6,082
Krispy Kreme, Inc.	4,500	15,255
Kura Sushi USA, Inc., Class A (a)	1,400	97,706

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Las Vegas Sands Corp.	22,000	$1,185,360
Liberty Live Holdings, Inc., Class A (a),(b)	1,665	152,581
Liberty Live Holdings, Inc., Class C (a),(b)	2,694	253,532
Life Time Group Holdings, Inc. (a)	13,000	350,220
Lincoln Educational Services Corp. (a)	600	24,408
Lindblad Expeditions Holdings, Inc. (a)	1,000	17,300
McGraw Hill, Inc. (a)	53,101	727,484
MGM Resorts International (a)	200	7,402
Phoenix Education Partners, Inc.	8,850	278,421
Restaurant Brands International, Inc.	30,976	2,289,126
Royal Caribbean Cruises Ltd. (b)	19	5,228
Rush Street Interactive, Inc. (a)	10,600	230,550
Strategic Education, Inc.	300	24,888
Vail Resorts, Inc. (b)	847	108,687
Viking Holdings Ltd. (a)	23,800	1,748,824
Wendy’s Co.	11,700	81,315
Wynn Resorts Ltd.	100	10,155

		18,868,359

Diversified Financials — 3.2%
Acadian Asset Management, Inc.	17,861	971,996
American Express Co.	3,394	1,026,617
Apollo Global Management, Inc. (b)	876	97,604
ARES Capital Corp.	2,500	45,050
Aurelion, Inc. (a)	2	4
Bain Capital Specialty Finance, Inc.	2,600	32,240
Berkshire Hathaway, Inc., Class B (a)	19,680	9,430,656
BlackRock TCP Capital Corp.	1	4
Blue Owl Capital, Inc.	3,700	33,781
Blue Owl Technology Finance Corp.	1,000	12,390
BrightSpire Capital, Inc.	2,900	16,240
Brookfield Corp.	950	38,447
Bullish (a)	26,551	948,667
Capital One Financial Corp. (b)	3,740	682,288
Capital Southwest Corp.	12,800	283,136
Charles Schwab Corp. (The) (b)	100,090	9,406,458
Cherry Hill Mortgage Investment Corp.	1,300	3,250
Chime Financial, Inc., Class A (a)	26,551	497,300
Chimera Investment Corp.	2,498	31,350
CME Group, Inc.	1,280	378,048
Corebridge Financial, Inc.	44,251	1,055,829
Ellington Financial, Inc.	53,113	629,389
Enact Holdings, Inc.	100	4,081
Essent Group Ltd.	400	23,376
Euronet Worldwide, Inc. (a)	31	2,057
EVERTEC, Inc.	1,300	36,686

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
EZCORP, Inc., Class A (a)	12,900	$327,402
Fidelity National Information Services, Inc. (b)	61,535	2,886,607
Figure Technology Solutions, Inc., Class A (a)	43,466	1,475,671
Flywire Corp. (a)	74,527	867,494
Galaxy Digital, Inc., Class A (a),(b)	231,314	4,267,743
GCM Grosvenor, Inc., Class A	50,804	497,879
Gemini Space Station, Inc., Class A (a)	3,359	14,847
Gladstone Investment Corp.	3,200	45,440
Global Payments, Inc.	6,799	457,573
Granite Point Mortgage Trust, Inc.	5,000	7,250
Green Dot Corp., Class A (a)	4,500	50,490
Hercules Capital, Inc.	2,200	32,494
Interactive Brokers Group, Inc., Class A	65,200	4,372,964
Intercontinental Exchange, Inc. (b)	1,500	235,920
Jefferies Financial Group, Inc.	6,600	272,382
Jefferson Capital, Inc.	48,439	931,482
KKR Real Estate Finance Trust, Inc.	5,200	31,824
Ladder Capital Corp., Class A	16,200	158,274
Lazard, Inc.	200	8,496
MarketAxess Holdings, Inc.	100,237	16,537,100
Marqeta, Inc., Class A (a)	499,000	2,035,920
Mastercard, Inc., Class A	24,500	12,241,670
Medallion Financial Corp.	1,200	10,272
MGIC Investment Corp.	100	2,625
Miami International Holdings, Inc. (a)	168,810	6,570,085
Morgan Stanley	10,200	1,678,614
Morgan Stanley Direct Lending Fund	200	2,792
Morningstar, Inc.	4,400	743,820
MSC Income Fund, Inc.	6,700	81,606
MSCI, Inc., Class A	1,560	840,856
Nasdaq, Inc.	44,251	3,756,467
Navient Corp.	2,400	19,632
NewtekOne, Inc.	13,424	146,993
NMI Holdings, Inc. (a)	200	7,502
Northern Trust Corp.	20,170	2,815,127
Oaktree Specialty Lending Corp.	131	1,480
OFS Capital Corp.	800	2,840
Onity Group, Inc. (a)	94	3,691
Open Lending Corp., Class A (a)	17,500	21,875
Oportun Financial Corp. (a)	8,300	38,263
Oppenheimer Holdings, Inc., Class A	600	53,514
OppFi, Inc. (a)	5,800	44,718
Orion Digital Corp. (a)	3	3
Palmer Square Capital BDC, Inc.	1,400	13,678
Paymentus Holdings, Inc., Class A (a)	49,563	1,258,900
Payoneer Global, Inc. (a)	20,900	100,947
Paysafe Ltd. (a)	275	1,873

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Paysign, Inc. (a)	2,300	$13,570
Piper Sandler Cos.	65,120	4,984,936
Prospect Capital Corp.	106,200	277,182
Radian Group, Inc.	1,500	49,620
Raymond James Financial, Inc.	10,739	1,554,900
Regional Management Corp.	200	6,450
Remitly Global, Inc. (a)	61,952	970,788
Rithm Property Trust, Inc.	266	3,562
Robinhood Markets, Inc., Class A (a)	1,200	83,160
Rocket Cos., Inc., Class A (a)	37,236	530,613
Runway Growth Finance Corp.	2,000	13,740
S&P Global, Inc. (b)	852	362,390
Silvercrest Asset Management Group, Inc., Class A	300	4,032
SLM Corp.	1,100	23,551
Sprott, Inc.	1,100	157,190
Stifel Financial Corp.	3,874	286,366
Sui Group Holdings Ltd. (a)	14,000	16,940
TPG RE Finance Trust, Inc.	9,700	75,757
Tradeweb Markets, Inc., Class A	22,902	2,694,649
TriplePoint Venture Growth BDC Corp., Class B	3,600	17,964
UWM Holdings Corp.	66,654	241,288
Victory Capital Holdings, Inc., Class A	200	13,096
Visa, Inc., Class A	24,432	7,384,328
Walker & Dunlop, Inc.	100	4,438
Waterstone Financial, Inc.	300	5,409
Wealthfront Corp. (a)	208,981	1,933,074
Western Union Co.	11,500	100,395
WhiteHorse Finance, Inc.	2,000	14,800

		113,486,227

Energy — 1.1%
Abundia Global Impact Group, Inc. (a)	40	58
Archrock, Inc.	900	31,320
Cameco Corp. (b)	1,619	175,840
Cameco Corp. (b)	741	80,583
Centrus Energy Corp., Class A (a),(b)	541	93,912
Cheniere Energy, Inc. (b)	4,146	1,176,469
Crescent Energy Co., Class A	25	338
CVR Energy, Inc. (a)	1,100	37,015
Delek U.S. Holdings, Inc.	13,100	590,417
Denison Mines Corp. (a)	5,600	19,768
Devon Energy Corp. (b)	4,716	237,309
DHT Holdings, Inc.	1,800	32,886
Diamondback Energy, Inc. (b)	56,988	11,271,657
Diversified Energy Co.	2,200	38,368
Dorian LPG Ltd. (a)	1,700	58,140
Enbridge, Inc. (b)	291	15,775

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Energy Fuels, Inc. (a)	15,700	$286,525
EQT Corp. (b)	7,032	447,516
Flowco Holdings, Inc., Class A	12,390	255,234
Forum Energy Technologies, Inc. (a)	800	46,928
FutureFuel Corp.	5,000	19,250
Granite Ridge Resources, Inc.	100	587
Green Plains, Inc. (a)	15,000	246,750
Gulfport Energy Corp. (a)	885	187,239
Halliburton Co.	100	3,899
HighPeak Energy, Inc.	300	2,070
Infinity Natural Resources, Inc., Class A (a)	8,850	155,849
Innovex International, Inc. (a)	7,080	172,681
Kinder Morgan, Inc.	8,801	295,098
Kodiak Gas Services, Inc.	48,151	2,808,166
Magnolia Oil & Gas Corp., Class A	27,751	876,099
Marathon Petroleum Corp.	2,200	537,196
Nabors Industries Ltd. (a)	500	43,030
NACCO Industries, Inc., Class A	100	5,197
National Energy Services Reunited Corp. (a)	100	2,147
Natural Gas Services Group, Inc.	1,700	64,158
Navigator Holdings Ltd.	1,000	19,330
NextDecade Corp. (a)	400	3,064
North American Construction Group Ltd.	1,600	21,568
Northern Oil & Gas, Inc.	44,251	1,293,457
Obsidian Energy Ltd. (a)	2,600	24,622
Occidental Petroleum Corp.	1,200	78,000
Oil States International, Inc. (a)	700	8,148
Ovintiv, Inc.	18	1,068
Par Pacific Holdings, Inc. (a)	3,100	194,184
Patterson-UTI Energy, Inc.	3,885	42,075
PBF Energy, Inc., Class A	25,000	1,190,500
Peabody Energy Corp.	800	26,360
Permian Resources Corp., Class A	44,251	943,431
ProPetro Holding Corp. (a)	12,050	173,640
Riley Exploration Permian, Inc.	500	18,225
Ring Energy, Inc. (a)	24,300	37,179
RPC, Inc.	2,800	19,824
Select Water Solutions, Inc.	44,251	677,040
Shell PLC, ADR (b)	3,386	314,898
Shell PLC (b)	13,879	648,997
SM Energy Co.	8,850	275,943
Solaris Energy Infrastructure, Inc., Class A	9,700	548,147
South Bow Corp.	600	19,992
Sunococorp LLC	7,300	450,045
Targa Resources Corp. (b)	3,444	863,514
Transocean Ltd. (a)	239,533	1,588,104
Uranium Energy Corp. (a)	13,275	179,212

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Venture Global, Inc., Class A (b)	5,671	$89,375
Viper Energy, Inc., Class A (b)	151,178	7,103,854
Vista Energy SAB de CV, ADR (a)	26,551	2,003,804
W&T Offshore, Inc.	23,200	79,112
WaterBridge Infrastructure LLC, Class A	44,251	1,185,484

		40,437,670

Engineering & Construction — 0.0%
Doncasters (a),(b),(e)	32,640	0

Financial Services — 0.2%
Credit Suisse AG AT1 Claim (a),(b),(e)	235,000	64,625
Curo Group Holdings Corp. (a),(b),(e)	24,194	241,940
Curo Group Holdings LLC (a),(b),(e)	621,609	6,216,090
KPET Ultra Paceline Corp. (a)	31,379	313,790
PennantPark Investment Corp.	7,400	33,226

		6,869,671

Food & Staples Retailing — 0.2%
Costco Wholesale Corp. (b)	3,693	3,679,816
Hearthside LLC (a),(b)	60,595	1,121,007
Maison Solutions, Inc., Class A (a)	46	7
Natural Grocers by Vitamin Cottage, Inc., Class C	900	23,265
Target Corp. (b)	8,836	1,070,923
Village Super Market, Inc., Class A	200	8,446
Weis Markets, Inc.	800	54,712

		5,958,176

Food, Beverage & Tobacco — 0.3%
Altria Group, Inc. (b)	1,926	127,097
Avax One Technology Ltd. (a)	1	1
B&G Foods, Inc., Class A	17,300	83,213
Campbell’s Co.	42,300	942,021
Coca-Cola Co. (b)	29	2,205
Conagra Brands, Inc.	105,200	1,653,744
Darling Ingredients, Inc. (a)	300	18,555
Dole PLC	16,900	241,501
Flowers Foods, Inc.	1,200	9,780
Hain Celestial Group, Inc. (The) (a)	18,400	12,839
Hershey Co.	10,000	2,078,900
Hormel Foods Corp.	79,100	1,791,615
JBS NV, Class A (a),(b)	25,583	459,471
John B Sanfilippo & Son, Inc. (a)	1,500	118,995
Kraft Heinz Co. (b)	66	1,484
Laird Superfood, Inc. (a)	100	215
Lifeway Foods, Inc. (a)	100	1,934
Limoneira Co.	400	5,368

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
MGP Ingredients, Inc.	1,700	$31,263
Molson Coors Beverage Co., Class B	2,100	90,426
Monster Beverage Corp. (a)	200	14,492
National Beverage Corp. (a)	2,800	94,220
Once Upon a Farm PBC (a)	17,700	289,395
Post Holdings, Inc. (a)	9,500	939,170
Smithfield Foods, Inc.	23,600	660,092
Tootsie Roll Industries, Inc.	46	1,965
Turning Point Brands, Inc.	400	34,716
Universal Corp.	1,800	94,860
Utz Brands, Inc.	5,100	40,392
Village Farms International, Inc. (a)	10,600	30,104
Vital Farms, Inc. (a)	9,800	138,376
Zevia PBC, Class A (a)	1,100	1,287

		10,009,696

Health Care Equipment & Services — 1.4%
Abbott Laboratories (b)	43,342	4,449,923
Accendra Health, Inc. (a)	7,800	17,784
agilon health, Inc. (a)	620	4,904
Alignment Healthcare, Inc. (a)	26,551	467,829
Alphatec Holdings, Inc. (a)	17,400	189,312
American Well Corp., Class A (a)	635	3,340
AMN Healthcare Services, Inc. (a)	8,500	155,890
AngioDynamics, Inc. (a)	800	9,096
Anteris Technologies Global Corp. (a)	57,526	319,269
Ardent Health, Inc. (a)	400	3,424
Artivion, Inc. (a)	2,800	102,536
Assure Holdings Corp. (a)	0	80
ATI Physical Therapy, Inc. (a),(b),(e)	912	0
ATI Physical Therapy, Inc. (a),(b),(e)	214,905	290,122
AtriCure, Inc. (a)	3,900	111,267
Aveanna Healthcare Holdings, Inc. (a)	5,100	32,844
Axogen, Inc. (a)	15,075	499,435
Bioventus, Inc., Class A (a)	500	4,565
Boston Scientific Corp. (a),(b)	137,942	8,655,860
BrightSpring Health Services, Inc. (a)	106,203	4,525,310
Brookdale Senior Living, Inc. (a)	34,109	466,611
Butterfly Network, Inc. (a)	2,400	9,696
CareCloud, Inc. (a)	800	2,920
Castle Biosciences, Inc. (a)	1,000	24,550
Centene Corp. (a)	69,000	2,259,060
Ceribell, Inc. (a)	1,900	34,827
Cerus Corp. (a)	18,600	33,852
Chemed Corp.	580	219,089
Cigna Group (b)	869	231,806
ClearPoint Neuro, Inc. (a)	600	5,460

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Community Health Systems, Inc. (a)	27,200	$79,968
CONMED Corp.	2,600	91,936
CorVel Corp. (a)	200	10,930
DaVita, Inc. (a),(b)	7	1,076
Definitive Healthcare Corp. (a)	1,500	1,845
Doximity, Inc., Class A (a)	3,200	74,560
Electromed, Inc. (a)	1,800	42,138
Encompass Health Corp.	12,800	1,238,144
Fractyl Health, Inc. (a)	10,800	4,944
Fulgent Genetics, Inc. (a)	2,600	41,340
GoodRx Holdings, Inc., Class A (a)	300	588
Guardant Health, Inc. (a)	35,880	3,314,236
Guardian Pharmacy Services, Inc., Class A (a)	35,501	1,336,968
HealthStream, Inc.	3,500	72,485
Hinge Health, Inc., Class A (a)	200	7,712
Humana, Inc.	40	6,936
InfuSystem Holdings, Inc. (a)	700	6,461
Insulet Corp. (a)	480	100,723
Integra LifeSciences Holdings Corp. (a)	100	942
Intuitive Surgical, Inc. (a),(b)	22,593	10,415,147
iRadimed Corp.	400	38,504
iSpecimen, Inc. (a)	26	4
Kestra Medical Technologies Ltd. (a)	17,700	352,761
LeMaitre Vascular, Inc.	300	32,751
LifeStance Health Group, Inc. (a)	44,251	281,879
Lumexa Imaging Holdings, Inc. (a)	19,470	167,442
Molina Healthcare, Inc. (a)	9,600	1,279,680
National HealthCare Corp.	100	15,970
National Research Corp., Class A	100	1,698
NeuroPace, Inc. (a)	400	5,260
Omnicell, Inc. (a)	2,200	73,436
Orchestra BioMed Holdings, Inc. (a)	62	263
Pennant Group, Inc. (a)	1,300	39,624
ResMed, Inc.	120	26,938
RxSight, Inc. (a)	8,200	50,512
Sight Sciences, Inc. (a)	1,100	4,147
SiNtx Technologies, Inc. (a)	43	106
STAAR Surgical Co. (a)	300	5,610
STERIS PLC	700	154,791
Tactile Systems Technology, Inc. (a)	300	7,839
Tandem Diabetes Care, Inc. (a)	14,102	270,335
Tenet Healthcare Corp. (a),(b)	513	96,808
TransMedics Group, Inc. (a)	800	79,528
UnitedHealth Group, Inc.	12,740	3,447,317
Universal Health Services, Inc., Class B	300	53,691
Varex Imaging Corp. (a)	3,600	38,196
Veeva Systems, Inc., Class A (a)	8,520	1,496,623

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Viemed Healthcare, Inc. (a)	1,600	$14,736
Waystar Holding Corp. (a)	53,101	1,280,265

		49,296,454

Household & Personal Products — 0.1%
BellRing Brands, Inc. (a)	20,100	323,409
Central Garden & Pet Co., Class A (a)	900	29,178
Edgewell Personal Care Co.	7,100	151,514
Herbalife Ltd. (a)	8,500	125,120
Kenvue, Inc. (b)	88,723	1,529,585
Kimberly-Clark Corp.	25,200	2,431,044
Medifast, Inc. (a)	1,100	11,209
Nature’s Sunshine Products, Inc. (a)	600	14,394
Nu Skin Enterprises, Inc., Class A	8,800	64,064
Procter & Gamble Co. (b)	1,825	263,603
Reynolds Consumer Products, Inc.	100	2,118
USANA Health Sciences, Inc. (a)	400	6,988

		4,952,226

Insurance — 1.2%
Accelerant Holdings, Class A (a)	35,401	472,957
American Coastal Insurance Corp., Class C (a)	1,500	16,875
American Integrity Insurance Group, Inc. (a)	100	1,928
AMERISAFE, Inc.	2,100	69,993
Arch Capital Group Ltd. (a)	114,000	10,942,860
Assured Guaranty Ltd.	600	48,888
Ategrity Specialty Holdings LLC (a)	100	1,977
Axis Capital Holdings Ltd.	100	10,141
Bowhead Specialty Holdings, Inc. (a)	9,537	213,915
Chubb Ltd. (b)	6	1,956
CNA Financial Corp.	900	41,328
Crawford & Co., Class A	300	2,991
Ethos Technologies, Inc., Class A (a)	10,620	118,626
Everest Group Ltd.	40	13,074
Exzeo Group, Inc. (a)	17,800	261,126
Greenlight Capital Re Ltd., Class A (a)	600	10,374
Hagerty, Inc., Class A (a)	1,000	10,530
Hearthside LLC (a),(b)	161,707	2,991,580
Heritage Insurance Holdings, Inc. (a)	2,300	60,375
Horace Mann Educators Corp.	900	38,412
James River Group Holdings, Inc.	4,200	26,460
Kemper Corp.	2,700	82,512
Kingstone Cos., Inc.	200	2,914
Kinsale Capital Group, Inc.	23,046	7,873,896
Lemonade, Inc. (a)	6,427	402,844
Mercury General Corp.	2,000	176,300
Oscar Health, Inc., Class A (a)	23,500	269,545

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Progressive Corp.	47,400	$9,396,576
RLI Corp.	169,950	9,693,948
Skyward Specialty Insurance Group, Inc. (a)	1,200	52,416
Slide Insurance Holdings, Inc. (a)	100	1,800
Trupanion, Inc. (a)	300	7,683
United Fire Group, Inc.	200	7,412
Universal Insurance Holdings, Inc.	4,300	146,888
Unum Group	1,500	109,545
W R Berkley Corp.	18,000	1,193,040

		44,773,685

Materials — 1.0%
AdvanSix, Inc.	3,200	78,080
Air Products & Chemicals, Inc.	4,425	1,285,418
Albemarle Corp.	16,400	2,944,292
Algoma Steel Group, Inc.	1,000	4,130
Alto Ingredients, Inc. (a)	10,200	49,368
American Vanguard Corp. (a)	5,900	14,691
Americas Gold & Silver Corp. (a)	5,800	30,276
Amrize Ltd. (a)	2,000	112,040
Ardagh Metal Packaging SA	100	405
Ascent Industries Co. (a)	100	1,331
Aspen Aerogels, Inc. (a)	300	1,026
Aura Minerals, Inc.	2,900	236,640
Avino Silver & Gold Mines Ltd. (a)	100	632
B2Gold Corp.	249,900	1,132,047
Balchem Corp.	1,100	186,428
Barrick Mining Corp.	23,700	966,723
Centerra Gold, Inc.	3,300	58,707
Chemours Co.	1,000	22,030
Cleveland-Cliffs, Inc. (a)	62,100	524,745
Coeur Mining, Inc. (a)	18,201	341,633
Constellium SE, Class A (a)	1,000	24,580
Crown Holdings, Inc.	8,700	872,175
Dakota Gold Corp. (a)	100	505
Dow, Inc.	23,400	974,610
DuPont de Nemours, Inc.	300	13,740
Eastman Chemical Co.	5,400	412,128
Endeavour Silver Corp. (a)	52,200	485,982
FMC Corp.	6,300	108,486
Fortuna Mining Corp. (a)	7,800	77,454
Franco-Nevada Corp.	6,000	1,482,300
Freeport-McMoRan, Inc.	17,900	1,052,162
Galiano Gold, Inc. (a)	10,500	26,355
Gold Resource Corp. (a)	6,200	7,440
Gold Royalty Corp. (a)	26,200	93,796

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Graphic Packaging Holding Co.	10,300	$102,382
Hecla Mining Co.	21,860	407,252
Huntsman Corp.	12,400	165,044
i-80 Gold Corp. (a)	33,900	51,528
Innospec, Inc.	2,100	153,342
Integra Resources Corp. (a)	7,000	19,110
IT Tech Packaging, Inc. (a)	3,700	673
Kinross Gold Corp.	400	12,208
Koppers Holdings, Inc.	700	27,076
Largo, Inc. (a)	1,900	2,128
Linde PLC	33,220	16,469,147
Lithium Americas Corp. (a)	23,815	94,069
LSB Industries, Inc. (a)	2,600	38,740
Magnera Corp. (a)	21	200
Mativ Holdings, Inc.	100	870
McEwen, Inc. (a)	4,800	98,016
Metalla Royalty & Streaming Ltd. (a)	5,200	34,476
Metallus, Inc. (a)	800	13,072
MP Materials Corp. (a),(b)	13,774	664,733
New Found Gold Corp. (a)	1,900	3,686
Newmont Corp.	900	97,425
Northern Dynasty Minerals Ltd. (a)	43,100	60,340
O-I Glass, Inc. (a)	13,500	141,885
Olin Corp.	4,700	139,731
OR Royalties, Inc.	9,400	357,388
Origin Materials, Inc. (a)	10	23
Osisko Development Corp. (a)	7,100	23,075
Pan American Silver Corp.	4,000	218,520
Ramaco Resources, Inc., Class A (a)	11,200	173,152
Royal Gold, Inc.	300	76,347
Sensient Technologies Corp.	100	8,644
Sherwin-Williams Co. (b)	1,936	620,585
Solstice Advanced Materials, Inc.	8,900	677,824
Southern Copper Corp.	661	113,732
Stepan Co.	300	14,994
SunCoke Energy, Inc.	4,100	26,691
Taseko Mines Ltd. (a)	33,400	215,430
Teck Resources Ltd., Class B	4,500	232,875
Tredegar Corp. (a)	400	3,180
Triple Flag Precious Metals Corp.	4,700	163,137
Tronox Holdings PLC, Class A	3,400	33,218
Vista Gold Corp. (a)	3,100	6,076
Vizsla Silver Corp. (a)	20,000	66,000
Vox Royalty Corp.	300	1,572
Warrior Met Coal, Inc.	1,000	93,150

		35,545,101

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Media & Entertainment — 1.6%
Alphabet, Inc., Class C (b)	3,788	$1,086,626
Alphabet, Inc., Class A (b)	51,528	14,817,392
AMC Networks, Inc., Class A (a)	4,800	32,592
Bumble, Inc., Class A (a)	14,900	48,574
Cineverse Corp. (a)	19	46
Clear Channel Outdoor Holdings, Inc. (a)	3,500	8,295
EchoStar Corp., Class A (a)	123,903	14,505,324
Entravision Communications Corp., Class A	800	2,376
Getty Images Holdings, Inc. (a)	39	31
iHeartMedia, Inc., Class A (a)	600	1,752
Learfield Communications LLC (a),(b),(e)	91,802	10,281,824
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	3,655	310,748
Live Nation Entertainment, Inc. (a),(b)	32	4,880
LQR House, Inc. (a)	29	28
Meta Platforms, Inc., Class A (b)	4,689	2,682,718
New York Times Co., Class A	12,500	1,046,625
Nextdoor Holdings, Inc. (a)	5,900	8,260
NIQ Global Intelligence PLC (a)	53,101	603,758
Pinterest, Inc., Class A (a)	17,800	326,452
Playstudios, Inc. (a)	4,000	1,877
Playtika Holding Corp.	23,900	66,442
PubMatic, Inc., Class A (a)	1,700	13,906
ROBLOX Corp., Class A (a)	145,500	8,229,480
Roku, Inc. (a)	8,400	794,808
Skillz, Inc. (a)	200	518
Snap, Inc., Class A (a)	131,000	602,600
Sphere Entertainment Co. (a)	5,100	598,740
Take-Two Interactive Software, Inc. (a),(b)	483	95,392
Thryv Holdings, Inc. (a)	700	1,918
Townsquare Media, Inc., Class A	1,200	6,516
Trade Desk, Inc., Class A (a)	90,800	2,060,252
Travelzoo (a)	100	592
Warner Bros Discovery, Inc. (a),(b)	18,286	502,134
ZipRecruiter, Inc., Class A (a)	4,000	7,360
ZoomInfo Technologies, Inc., Class A (a)	500	2,990

		58,753,826

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
10X Genomics, Inc., Class A (a)	1,700	36,091
Aardvark Therapeutics, Inc. (a)	200	754
AbCellera Biologics, Inc. (a)	66,600	232,434
Absci Corp. (a)	8,000	24,000
Achieve Life Sciences, Inc. (a)	2,800	8,232
Aclaris Therapeutics, Inc. (a)	1,300	4,875

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Acrivon Therapeutics, Inc. (a)	2,400	$3,336
Actinium Pharmaceuticals, Inc. (a)	3,114	3,099
Acumen Pharmaceuticals, Inc. (a)	5,700	13,452
Adaptive Biotechnologies Corp. (a)	300	4,164
Adicet Bio, Inc. (a)	1,489	10,140
ADMA Biologics, Inc. (a)	2,500	22,525
Agenus, Inc. (a)	25	84
Agios Pharmaceuticals, Inc. (a)	200	6,766
Akebia Therapeutics, Inc. (a)	4,100	5,699
Aktis Oncology, Inc. (a)	4,425	79,163
Alector, Inc. (a)	13,100	28,165
Allogene Therapeutics, Inc. (a)	47,100	114,924
Alnylam Pharmaceuticals, Inc. (a)	29,080	9,621,700
Altimmune, Inc. (a)	8,200	25,256
Alto Neuroscience, Inc. (a)	1,300	29,224
Alumis, Inc. (a)	2,312	50,933
ALX Oncology Holdings, Inc. (a)	10,900	21,855
Amylyx Pharmaceuticals, Inc. (a)	2,300	31,970
AnaptysBio, Inc. (a)	5,000	277,300
Anavex Life Sciences Corp. (a)	20,300	62,321
Anika Therapeutics, Inc. (a)	1,500	21,750
Annovis Bio, Inc. (a)	600	1,338
Apellis Pharmaceuticals, Inc. (a)	100	4,023
Apogee Therapeutics, Inc. (a)	16,694	1,405,134
AquaBounty Technologies, Inc. (a)	200	173
Aquestive Therapeutics, Inc. (a)	5,300	21,995
Arcturus Therapeutics Holdings, Inc. (a)	6,200	47,864
Ardelyx, Inc. (a)	18,500	110,815
Arrowhead Pharmaceuticals, Inc. (a)	1,327	83,203
Arvinas, Inc. (a)	11,700	124,020
Aspire Biopharma Holdings, Inc. (a)	13	13
Assertio Holdings, Inc. (a)	543	10,350
Atea Pharmaceuticals, Inc. (a)	12,800	68,864
aTyr Pharma, Inc. (a)	10,800	8,424
Aurinia Pharmaceuticals, Inc. (a)	20,800	308,256
Axsome Therapeutics, Inc. (a)	2,600	439,452
Aytu BioPharma, Inc. (a)	200	546
Bausch Health Cos., Inc. (a)	7,700	41,580
Beam Therapeutics, Inc. (a)	4,300	102,469
Bicara Therapeutics, Inc. (a)	11,063	220,043
BioAge Labs, Inc. (a)	8,850	154,786
BioCardia, Inc. (a)	47	57
BioCryst Pharmaceuticals, Inc. (a)	37,841	360,246
Biofrontera, Inc. (a)	14	11
Biohaven Ltd. (a)	4,300	36,378
Biomea Fusion, Inc. (a)	1,700	2,601

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Bio-Rad Laboratories, Inc., Class A (a)	20	$5,575
BioVie, Inc. (a)	10	14
BNB Plus Corp. (a)	1	1
Bridgebio Pharma, Inc. (a)	20,000	1,485,200
Bright Minds Biosciences, Inc. (a)	21,240	1,549,883
Bristol-Myers Squibb Co.	73,200	4,439,580
C4 Therapeutics, Inc. (a)	21,000	55,230
Cabaletta Bio, Inc. (a)	15,600	41,964
Capricor Therapeutics, Inc. (a)	17,700	538,080
Cardiff Oncology, Inc. (a)	2,100	3,402
CareDx, Inc. (a)	600	10,416
Caribou Biosciences, Inc. (a)	17,801	33,822
Cartesian Therapeutics, Inc. (a)	40	246
Cellectar Biosciences, Inc. (a)	1	3
CEL-SCI Corp. (a)	45	144
Century Therapeutics, Inc. (a)	17,700	40,002
Climb Bio, Inc. (a)	1,600	10,960
Cogent Biosciences, Inc. (a)	6,495	249,993
Coherus Oncology, Inc. (a)	7,900	13,351
Collegium Pharmaceutical, Inc. (a)	500	16,535
Corcept Therapeutics, Inc. (a)	2,300	92,713
Corvus Pharmaceuticals, Inc. (a)	9,250	135,327
Crescent Biopharma, Inc. (a)	200	3,674
Cullinan Therapeutics, Inc. (a)	800	11,368
Cytokinetics, Inc. (a)	300	19,773
CytomX Therapeutics, Inc. (a)	62,726	294,812
Danaher Corp. (b)	8,612	1,632,835
Dare Bioscience, Inc. (a)	200	364
Day One Biopharmaceuticals, Inc. (a)	400	8,576
Definium Therapeutics, Inc. (a)	41,720	788,508
Design Therapeutics, Inc. (a)	100	1,064
Dianthus Therapeutics, Inc. (a)	17,700	1,485,384
Disc Medicine, Inc. (a)	6,195	396,108
Dyne Therapeutics, Inc. (a)	6,195	112,315
Edesa Biotech, Inc. (a)	30	157
Editas Medicine, Inc. (a)	14,300	35,321
Eikon Therapeutics, Inc. (a)	14,160	149,813
Emergent BioSolutions, Inc. (a)	100	830
Enanta Pharmaceuticals, Inc. (a)	3,700	46,731
Erasca, Inc. (a)	17,700	286,386
Ernexa Therapeutics, Inc. (a)	49	10
Esperion Therapeutics, Inc. (a)	52,400	143,576
Evommune, Inc. (a)	13,275	305,192
Exagen, Inc. (a)	1,900	5,700
Exelixis, Inc. (a)	5,200	223,028
EyePoint, Inc. (a)	200	2,578
Fate Therapeutics, Inc. (a)	25,500	30,600

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Filana Therapeutics, Inc. (a)	10,600	$17,914
Fortress Biotech, Inc. (a)	20	56
Fulcrum Therapeutics, Inc. (a)	500	3,835
Galectin Therapeutics, Inc. (a)	1,100	3,069
Generate Biomedicines, Inc. (a)	21,622	270,275
Gossamer Bio, Inc. (a)	42,300	13,896
Halozyme Therapeutics, Inc. (a)	2,600	168,038
Harmony Biosciences Holdings, Inc. (a)	1,800	50,418
Harvard Bioscience, Inc. (a)	683	3,326
Heron Therapeutics, Inc. (a)	2,200	1,760
High Tide, Inc. (a)	1,600	3,664
Hyperion DeFi, Inc. (a)	49	169
iBio, Inc. (a)	1,100	2,090
ImmunityBio, Inc. (a)	3,702	28,394
IN8bio, Inc. (a)	200	296
Incyte Corp. (a)	400	37,648
Inhibikase Therapeutics, Inc. (a)	900	1,512
Innoviva, Inc. (a)	4,100	95,530
Inovio Pharmaceuticals, Inc. (a)	1,008	1,754
Insmed, Inc. (a),(b)	8,021	1,311,594
Intellia Therapeutics, Inc. (a)	25,900	332,038
Invivyd, Inc. (a)	12,100	15,730
Ionis Pharmaceuticals, Inc. (a)	36,300	2,725,767
Iovance Biotherapeutics, Inc. (a)	77,700	272,727
Ironwood Pharmaceuticals, Inc. (a)	35,100	123,201
Kairos Pharma Ltd. (a)	35	20
KalVista Pharmaceuticals, Inc. (a)	600	12,078
Karyopharm Therapeutics, Inc. (a)	1,467	8,171
Keros Therapeutics, Inc. (a)	1,900	20,976
Kiniksa Pharmaceuticals International PLC, Class A (a)	500	24,075
Kodiak Sciences, Inc. (a)	1,800	68,616
Kymera Therapeutics, Inc. (a)	10,010	833,733
Kyntra Bio, Inc. (a)	185	1,254
Kyverna Therapeutics, Inc. (a)	800	6,904
Larimar Therapeutics, Inc. (a)	22,158	99,711
Legend Biotech Corp., ADR (a)	7,500	135,675
LENZ Therapeutics, Inc. (a)	328	3,001
Lexicon Pharmaceuticals, Inc. (a)	1,900	2,964
Liquidia Corp. (a)	2,100	79,254
Lite Strategy, Inc. (a)	2,400	2,784
Lyell Immunopharma, Inc. (a)	145	2,909
MacroGenics, Inc. (a)	13,900	40,171
MannKind Corp. (a)	2,200	5,390
MapLight Therapeutics, Inc. (a)	17,700	359,841
Maravai LifeSciences Holdings, Inc., Class A (a)	11,700	33,111
MaxCyte, Inc. (a)	2,500	1,756

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
MediciNova, Inc. (a)	100	$137
Medpace Holdings, Inc. (a)	580	278,510
Merck & Co., Inc. (b)	7,246	871,621
Metagenomi Therapeutics, Inc. (a)	2,500	3,350
Milestone Pharmaceuticals, Inc. (a)	13,600	16,184
Mineralys Therapeutics, Inc. (a)	4,300	116,487
Mirum Pharmaceuticals, Inc. (a)	3,100	286,378
Moderna, Inc. (a)	83,100	4,221,480
Monte Rosa Therapeutics, Inc. (a)	7,965	131,024
MoonLake Immunotherapeutics (a)	3,800	70,832
Myriad Genetics, Inc. (a)	6,400	28,800
Nektar Therapeutics (a)	26,885	1,934,376
Neumora Therapeutics, Inc. (a)	18,400	35,880
Neurocrine Biosciences, Inc. (a)	22,000	2,898,280
Nkarta, Inc. (a)	13,100	27,641
Nuvation Bio, Inc. (a)	9,400	40,326
Ocugen, Inc. (a)	4,800	8,688
Ocular Therapeutix, Inc. (a)	1,700	14,399
Olema Pharmaceuticals, Inc. (a)	3,500	52,185
Omeros Corp. (a)	800	8,448
OmniAb, Inc. (a)	1,800	2,826
OnKure Therapeutics, Inc., Class A (a)	370	1,532
Organon & Co.	19,400	116,206
Ovid therapeutics, Inc. (a)	3,200	7,104
Pacific Biosciences of California, Inc. (a)	9,600	12,672
Palvella Therapeutics, Inc. (a)	10,620	1,323,783
Perspective Therapeutics, Inc. (a)	9,910	41,325
Phathom Pharmaceuticals, Inc. (a)	300	3,333
Phio Pharmaceuticals Corp. (a)	4	5
Pliant Therapeutics, Inc. (a)	13,600	17,136
PMV Pharmaceuticals, Inc. (a)	11,700	14,508
Precision BioSciences, Inc. (a)	2,219	12,205
Prelude Therapeutics, Inc. (a)	5,900	20,178
Prime Medicine, Inc. (a)	4,700	16,356
Q32 Bio, Inc. (a)	7	45
Regeneron Pharmaceuticals, Inc.	13,960	10,786,054
REGENXBIO, Inc. (a)	1,700	14,246
Relay Therapeutics, Inc. (a)	15,800	157,210
Relmada Therapeutics, Inc. (a)	3,700	25,752
Replimune Group, Inc. (a)	200	1,530
Revelation Biosciences, Inc. (a)	50	60
Revolution Medicines, Inc. (a)	6,455	627,749
Rezolute, Inc. (a)	400	1,220
Rocket Pharmaceuticals, Inc. (a)	9,200	32,936
Royalty Pharma PLC, Class A	200	9,594
SAB Biotherapeutics, Inc. (a)	48,776	186,812
Sana Biotechnology, Inc. (a)	200	576

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Sangamo Therapeutics, Inc. (a)	66,500	$16,419
Sarepta Therapeutics, Inc. (a)	23,000	500,480
Seer, Inc. (a)	4,600	7,728
SELLAS Life Sciences Group, Inc. (a)	33	140
Shattuck Labs, Inc. (a)	2,200	14,146
SIGA Technologies, Inc. (a)	1,300	6,955
Sionna Therapeutics, Inc. (a)	8,850	354,796
Skye Bioscience, Inc. (a)	300	184
Spero Therapeutics, Inc. (a)	5,800	13,572
Spyre Therapeutics, Inc. (a)	17,700	892,788
Spyre Therapeutics, Inc. (a)	4,700	237,068
Structure Therapeutics, Inc., ADR (a)	8,850	426,570
Summit Therapeutics, Inc. (a),(b)	1	19
Supernus Pharmaceuticals, Inc. (a)	300	15,507
Sutro Biopharma, Inc. (a)	770	19,181
Syndax Pharmaceuticals, Inc. (a)	10,100	235,936
Taysha Gene Therapies, Inc. (a)	1,000	4,470
Tenaya Therapeutics, Inc. (a)	4,400	3,047
TG Therapeutics, Inc. (a)	5,700	189,354
Theravance Biopharma, Inc. (a)	6,100	99,003
Theriva Biologics, Inc. (a)	31	6
Travere Therapeutics, Inc. (a)	13,500	401,085
TScan Therapeutics, Inc. (a)	7,100	7,171
Tvardi Therapeutics, Inc. (a)	122	388
Ultragenyx Pharmaceutical, Inc. (a)	19,400	406,430
Vanda Pharmaceuticals, Inc. (a)	10,700	73,937
VeraDermics, Inc. (a)	13,231	835,538
Verastem, Inc. (a)	5,708	30,252
Vericel Corp. (a)	1,300	41,821
Verrica Pharmaceuticals, Inc. (a)	90	476
Vertex Pharmaceuticals, Inc. (a)	720	321,509
Viking Therapeutics, Inc. (a)	25,200	820,008
Vir Biotechnology, Inc. (a)	7,900	70,784
Vistagen Therapeutics, Inc. (a)	1,847	1,056
Voyager Therapeutics, Inc. (a)	1,100	4,246
VYNE Therapeutics, Inc. (a)	3,700	2,211
Waters Corp. (a),(b)	1,021	304,054
WaVe Life Sciences Ltd. (a)	2,600	18,850
Werewolf Therapeutics, Inc. (a)	500	416
West Pharmaceutical Services, Inc.	40	10,026
Whitehawk Therapeutics, Inc. (a)	200	690
Xencor, Inc. (a)	8,900	107,334
Xenon Pharmaceuticals, Inc. (a)	15,775	917,316
Xeris Biopharma Holdings, Inc. (a)	8,164	47,351
Zenas Biopharma, Inc. (a)	18,200	355,810
Zentalis Pharmaceuticals, Inc. (a)	15,600	36,504

		68,557,703

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Real Estate — 0.4%
Acadia Realty Trust	100	$1,912
Agree Realty Corp.	26,400	1,990,032
AH Realty Trust, Inc.	100	550
Alpine Income Property Trust, Inc.	3,300	59,400
American Assets Trust, Inc.	600	11,046
American Healthcare REIT, Inc.	1,000	47,160
Apartment Investment & Management Co., Class A	800	3,256
Apple Hospitality REIT, Inc.	100	1,151
Brandywine Realty Trust	6,100	16,531
Brixmor Property Group, Inc.	400	11,520
Broadstone Net Lease, Inc.	1,500	27,405
Camden Property Trust	200	19,532
Community Healthcare Trust, Inc.	300	4,767
COPT Defense Properties	4,900	149,940
Cousins Properties, Inc.	200	4,514
Crown Castle, Inc.	100	8,131
CTO Realty Growth, Inc.	1,900	35,131
CubeSmart	2,800	102,620
Curbline Properties Corp.	9,450	243,716
DiamondRock Hospitality Co.	900	8,433
Easterly Government Properties, Inc.	7,280	156,010
Elme Communities	7,300	14,673
Equinix, Inc. (b)	2,689	2,635,865
Equity LifeStyle Properties, Inc.	100	6,242
Essential Properties Realty Trust, Inc.	71,451	2,169,252
Farmland Partners, Inc.	6,100	68,503
Four Corners Property Trust, Inc.	20,800	491,920
Franklin Street Properties Corp.	300	199
Getty Realty Corp.	15,750	500,850
Gladstone Commercial Corp.	100	1,143
Gladstone Land Corp.	8,700	88,740
Global Net Lease, Inc.	5,294	49,552
Industrial Logistics Properties Trust	3,000	17,040
InvenTrust Properties Corp.	1,200	36,552
Kennedy-Wilson Holdings, Inc.	200	2,164
Kilroy Realty Corp.	100	2,821
Kimco Realty Corp.	100	2,247
Lineage, Inc.	35,401	1,159,737
LTC Properties, Inc.	5,700	211,812
Medical Properties Trust, Inc.	33,600	155,568
Millrose Properties, Inc., Class A	10,388	290,864
Modiv Industrial, Inc.	100	1,432
National Storage Affiliates Trust	7,500	283,050
NET Lease Office Properties (a)	100	1,152
NETSTREIT Corp.	32,050	603,502

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
NNN REIT, Inc.	2,600	$109,278
Omega Healthcare Investors, Inc.	2,600	113,932
Orion Properties, Inc.	1,600	3,440
Park Hotels & Resorts, Inc.	100	1,053
Pebblebrook Hotel Trust	8,900	112,407
Piedmont Realty Trust, Inc., Class A (a)	1,300	8,541
Postal Realty Trust, Inc., Class A	6,000	111,360
RLJ Lodging Trust	5,100	37,842
Sabra Health Care REIT, Inc.	6,200	119,226
SBA Communications Corp.	500	86,055
SITE Centers Corp. (a)	6,200	33,480
STAG Industrial, Inc.	2,600	93,756
Strawberry Fields REIT, Inc.	700	8,330
Terreno Realty Corp.	1,100	67,562
UMH Properties, Inc.	2,000	28,860
Urban Edge Properties	100	1,998
Ventas, Inc.	14,162	1,158,168
Veris Residential, Inc.	300	5,661
VICI Properties, Inc.	27	738
Vornado Realty Trust	600	15,594
WP Carey, Inc.	26,851	1,824,794

		15,639,712

Real Estate Management & Development — 0.0%
Avalon GloboCare Corp. (a)	3	1
Douglas Elliman, Inc. (a)	1,900	3,116
Forestar Group, Inc. (a)	1,100	26,884
FRP Holdings, Inc. (a)	300	6,564
Landbridge Co. LLC, Class A	18,900	1,305,045
Marcus & Millichap, Inc.	200	5,318
Opendoor Technologies, Inc. (a)	74,400	348,192
Real Messenger Corp. (a)	1	1
Seritage Growth Properties, Class A (a)	500	1,405

		1,696,526

Retailing — 1.1%
1stdibs.com, Inc. (a)	3,200	17,600
Amazon.com, Inc. (a),(b)	77,951	16,234,855
America’s Car-Mart, Inc. (a)	17,450	222,138
Arko Corp.	2,600	14,456
ARKO Petroleum Corp. (a)	9,250	165,482
AutoZone, Inc. (a),(b)	38	128,356
Bath & Body Works, Inc.	600	11,202
Bob’s Discount Furniture, Inc. (a)	26,751	314,324
Brilliant Earth Group, Inc., Class A	900	1,197
Buckle, Inc.	700	35,252

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Caleres, Inc.	500	$5,270
CarMax, Inc. (a)	31,100	1,293,138
Cato Corp. (The), Class A (a)	1,500	4,245
Chewy, Inc., Class A (a)	38,100	1,028,700
Citi Trends, Inc. (a)	400	17,328
Designer Brands, Inc., Class A	8,900	50,641
Dick’s Sporting Goods, Inc. (b)	958	189,962
Five Below, Inc. (a),(b)	6,103	1,394,413
Gap, Inc.	600	14,520
Genuine Parts Co. (b)	2,194	232,015
Gold.com, Inc.	3,300	132,264
Home Depot, Inc. (b)	4,455	1,465,205
Leslie’s, Inc. (a)	50	56
Lowe’s Cos., Inc. (b)	10	2,363
Monro, Inc.	200	3,208
Murphy USA, Inc.	240	118,553
Newegg Commerce, Inc. (a)	5	207
Ollie’s Bargain Outlet Holdings, Inc. (a)	400	36,816
O’Reilly Automotive, Inc. (a),(b)	6,847	632,047
Outdoor Holding Co. (a)	3,100	6,231
Pattern Group, Inc., Class A (a)	26,551	330,029
Petco Health & Wellness Co., Inc. (a)	40,400	112,312
QVC Group, Inc. (a)	992	2,153
RealReal, Inc. (The) (a)	22,800	207,024
Rent the Runway, Inc., Class A (a)	125	597
RH (a)	1,100	153,802
Ross Stores, Inc. (b)	22,297	4,830,199
Sleep Number Corp. (a)	3,000	5,385
Sonic Automotive, Inc., Class A	200	13,714
Sportsman’s Warehouse Holdings, Inc. (a)	5,100	7,191
ThredUp, Inc., Class A (a)	12,200	40,016
Tilly’s, Inc., Class A (a)	5,000	20,250
TJX Cos., Inc.	43,200	6,899,040
Torrid Holdings, Inc. (a)	500	890
Wayfair, Inc., Class A (a)	19,400	1,459,074

		37,853,720

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc. (a),(b)	15,135	3,078,913
Aehr Test Systems (a)	200	7,416
Alpha & Omega Semiconductor Ltd. (a)	2,500	55,400
Amkor Technology, Inc.	46,251	2,082,683
Amtech Systems, Inc. (a)	1,600	18,688
Applied Materials, Inc. (b)	151,079	51,637,291
ARM Holdings PLC, ADR (a),(b)	698	105,593
Astera Labs, Inc. (a)	9,700	1,063,120

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Broadcom, Inc. (b)	11,396	$3,527,176
Canadian Solar, Inc. (a)	11,600	160,660
CEVA, Inc. (a)	600	11,208
Cohu, Inc. (a)	4,000	122,480
Diodes, Inc. (a)	200	13,652
Enphase Energy, Inc. (a)	28,800	1,088,928
Everspin Technologies, Inc. (a)	800	7,032
First Solar, Inc. (a)	100	19,726
FormFactor, Inc. (a)	500	48,495
GLOBALFOUNDRIES, Inc. (a)	54,651	2,430,877
Ichor Holdings Ltd. (a)	1,700	79,237
inTEST Corp. (a)	1,100	15,015
KLA Corp. (b)	76	111,903
Lam Research Corp. (b)	4,459	952,710
Maxeon Solar Technologies Ltd. (a)	21	32
MaxLinear, Inc. (a)	5,900	102,601
Micron Technology, Inc.	36,500	12,331,160
MKS, Inc.	400	91,924
NVIDIA Corp. (b)	104,193	18,171,259
ON Semiconductor Corp. (a)	28,500	1,764,720
Onto Innovation, Inc. (a)	500	102,535
Qnity Electronics, Inc., Class WI (b)	4,580	528,440
QuickLogic Corp. (a)	100	938
Rigetti Computing, Inc. (a)	10,550	148,122
Skyworks Solutions, Inc.	21,200	1,135,260
SolarEdge Technologies, Inc. (a)	12,900	658,545
Teradyne, Inc.	4,200	1,245,132
Ultra Clean Holdings, Inc. (a)	2,600	161,668
Universal Display Corp.	800	73,328
Veeco Instruments, Inc. (a)	1,830	61,964

		103,215,831

Software & Services — 2.6%
8x8, Inc. (a)	10,600	17,596
A10 Networks, Inc.	4,800	110,976
Accenture PLC, Class A	400	79,316
ACI Worldwide, Inc. (a)	152,783	6,265,631
Adobe, Inc. (a)	45,280	11,006,662
Akamai Technologies, Inc. (a)	18,300	2,101,755
Alarm.com Holdings, Inc. (a)	1,500	64,785
Alkami Technology, Inc. (a)	519,113	8,134,501
Amplitude, Inc., Class A (a)	4,000	27,280
Appian Corp., Class A (a)	500	12,055
Applied Digital Corp. (a)	29,100	690,834
AppLovin Corp., Class A (a),(b)	218	86,764
Asana, Inc., Class A (a)	21,600	138,240
Atlassian Corp., Class A (a)	37,200	2,538,900

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
AvePoint, Inc. (a)	11,600	$110,316
Bentley Systems, Inc., Class B	2,600	91,312
Blackbaud, Inc. (a)	199	7,683
Box, Inc., Class A (a)	100	2,364
C3.ai, Inc., Class A (a)	2,500	21,050
Cerence, Inc. (a)	8,500	53,635
Cipher Digital, Inc. (a)	46,400	597,168
Circle Internet Group, Inc. (a)	22,125	2,110,946
CISO Global, Inc. (a)	8	3
Cloudflare, Inc., Class A (a)	46,900	9,677,346
Commvault Systems, Inc. (a)	5,100	397,239
Core Scientific, Inc. (a)	36,800	550,528
Crowdstrike Holdings, Inc., Class A (a)	880	343,561
Descartes Systems Group, Inc. (a)	400	28,624
Digital Turbine, Inc. (a)	4,400	12,672
Docebo, Inc. (a)	200	3,494
Docusign, Inc. (a)	6,900	327,129
Dropbox, Inc., Class A (a)	22,600	513,472
D-Wave Quantum, Inc. (a)	8,850	127,705
Dynatrace, Inc. (a)	10,400	384,592
eGain Corp. (a)	1,400	11,046
Elastic NV (a)	4,200	209,958
Expensify, Inc., Class A (a)	5,300	4,610
Fair Isaac Corp. (a),(b)	343	366,166
Fastly, Inc., Class A (a)	33,300	967,698
Figma, Inc., Class A (a)	118,651	2,508,282
Five9, Inc. (a)	1,800	27,306
Freshworks, Inc., Class A (a)	600	4,818
Gartner, Inc. (a)	2,140	338,848
Gen Digital, Inc.	100	1,883
Gitlab, Inc., Class A (a)	5,700	123,348
GoDaddy, Inc., Class A (a)	26,900	2,223,823
Hackett Group, Inc. (The)	5,400	70,254
Hive Digital Technologies Ltd. (a)	30,501	57,952
HubSpot, Inc. (a)	11,400	2,782,740
I3 Verticals, Inc., Class A (a)	69,716	1,558,850
InterDigital, Inc.	720	217,440
International Business Machines Corp.	20	4,848
Klaviyo, Inc., Class A (a)	23,500	457,310
Kyndryl Holdings, Inc. (a)	3,000	39,360
Microsoft Corp. (b)	15,707	5,814,260
Mitek Systems, Inc. (a)	100	1,350
Monday.com Ltd. (a)	11,200	774,032
MongoDB, Inc. (a),(b)	208	50,912
N-able, Inc. (a)	1,100	5,137
NCR Voyix Corp. (a)	54,704	346,276
Netskope, Inc., Class A (a)	44,351	376,540

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Nutanix, Inc., Class A (a)	902	$34,285
OneSpan, Inc.	300	3,159
Ooma, Inc. (a)	900	13,095
Oracle Corp. (b)	2,750	404,552
Pagaya Technologies Ltd., Class A (a)	9,600	111,840
PagerDuty, Inc. (a)	4,900	30,429
Palantir Technologies, Inc., Class A (a)	92,300	13,501,644
Pivotal Software, Inc. (a),(e)	31,000	0
Q2 Holdings, Inc. (a)	46,683	2,208,106
Rapid7, Inc. (a)	14,400	79,344
Rimini Street, Inc. (a)	100	328
Rubrik, Inc., Class A (a)	7,200	352,584
ServiceNow, Inc. (a)	50,280	5,256,774
Snowflake, Inc., Class A (a)	200	30,164
SoundThinking, Inc. (a)	200	1,324
Sprout Social, Inc., Class A (a)	11,800	67,260
Synopsys, Inc. (a)	39	15,463
TaoWeave, Inc. (a)	1	2
Telos Corp. (a)	8,600	36,034
Tenable Holdings, Inc. (a)	1,000	16,915
Terawulf, Inc. (a)	87,800	1,266,954
Trimble, Inc. (a)	100	6,523
Twilio, Inc., Class A (a),(b)	1,013	127,456
UiPath, Inc., Class A (a)	10,000	111,000
Unity Software, Inc. (a)	47,000	1,031,180
Upland Software, Inc. (a)	4,700	3,130
Varonis Systems, Inc. (a)	13,100	281,257
VeriSign, Inc.	2,880	715,277
Vertex, Inc., Class A (a)	100	1,189
Weave Communications, Inc. (a)	700	3,234
Workiva, Inc. (a)	300	17,889
Zscaler, Inc. (a)	1,940	272,163

		91,981,735

Technology Hardware & Equipment — 2.0%
ADTRAN Holdings, Inc. (a)	3,300	41,514
Amphenol Corp., Class A	125,680	15,879,668
Apple, Inc. (b)	30,734	7,799,982
Arista Networks, Inc. (a)	13,000	1,596,140
Avnet, Inc.	800	49,296
Boxlight Corp., Class A (a)	27	33
CDW Corp.	500	60,510
Comtech Telecommunications Corp. (a)	3,400	11,288
Corning, Inc. (b)	133	18,084
CPI Card Group, Inc. (a)	200	2,902
Dell Technologies, Inc., Class C	16,000	2,626,080

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Eastman Kodak Co. (a)	800	$7,240
Everpure, Inc., Class A (a)	1,900	112,176
Evolv Technologies Holdings, Inc. (a)	38,500	232,925
Flex Ltd. (a),(b)	3,264	213,661
Frequency Electronics, Inc. (a)	300	13,278
Hewlett Packard Enterprise Co.	48,300	1,150,023
Ingram Micro Holding Corp.	35,601	829,859
IonQ, Inc. (a)	12,450	358,934
Jabil, Inc. (b)	969	257,396
Lantronix, Inc. (a)	3,400	17,816
Lumentum Holdings, Inc. (a)	1,700	1,194,692
Methode Electronics, Inc., Class A	4,700	25,944
Motorola Solutions, Inc.	3,840	1,666,445
Neonode, Inc. (a)	1,700	2,380
Ouster, Inc. (a)	30	551
PC Connection, Inc.	400	23,384
Rogers Corp. (a)	100	10,733
Sandisk Corp. (a)	24,550	15,597,597
Seagate Technology Holdings PLC (b)	1,336	523,391
Teledyne Technologies, Inc. (a)	32,620	19,735,426
TTM Technologies, Inc. (a)	300	29,226
Viavi Solutions, Inc. (a)	3,500	116,480
Vishay Intertechnology, Inc.	6,400	115,200
Vistance Networks, Inc. (a)	4,100	74,620
Western Digital Corp. (b)	2,520	681,635
Xerox Holdings Corp.	27,600	35,604

		71,112,113

Telecommunication Services — 0.4%
AST SpaceMobile, Inc. (a)	17,700	1,466,799
AT&T, Inc. (b)	8,887	257,634
Bandwidth, Inc., Class A (a)	2,300	40,986
BCE, Inc.	3,300	83,292
GCI Liberty, Inc., Class C (a)	300	11,163
Gogo, Inc. (a)	1,700	6,834
IDT Corp., Class B	700	34,370
Lumen Technologies, Inc. (a)	4,000	27,800
TELUS Corp.	600	7,698
T-Mobile U.S., Inc. (b)	63,226	13,279,357

		15,215,933

Transportation — 0.1%
American Airlines Group, Inc. (a)	47,700	512,298
Canadian Pacific Kansas City Ltd.	250	19,665
CH Robinson Worldwide, Inc. (b)	2,566	426,136
Copa Holdings SA, Class A	400	45,444
CSX Corp. (b)	221	9,072

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Frontier Group Holdings, Inc. (a)	14,600	$51,538
Genco Shipping & Trading Ltd.	2,700	60,885
Grupo Aeromexico SAB de CV, ADR (a)	26,551	371,979
Heartland Express, Inc.	9,000	93,600
Hertz Global Holdings, Inc. (a)	3,200	14,752
Hub Group, Inc., Class A	200	7,208
JetBlue Airways Corp. (a)	67,600	298,792
Joby Aviation, Inc. (a)	309,758	2,558,601
Marten Transport Ltd.	4,299	56,446
Norfolk Southern Corp. (b)	48	13,776
Pangaea Logistics Solutions Ltd.	700	4,956
Radiant Logistics, Inc. (a)	300	2,115
Seanergy Maritime Holdings Corp.	1,030	13,297
SkyWest, Inc. (a)	500	45,915
U-Haul Holding Co. (a)	700	33,446
Universal Logistics Holdings, Inc.	300	6,342

		4,646,263

Utilities — 0.2%
Artesian Resources Corp., Class A	400	12,740
Avista Corp.	1,200	48,168
Black Hills Corp.	10,400	721,864
CenterPoint Energy, Inc.	300	12,948
Clearway Energy, Inc., Class C	700	27,503
Consolidated Edison, Inc.	100	11,318
Constellation Energy Corp. (b)	254	70,929
Fortis, Inc.	200	11,158
H2O America	2,655	155,769
IDACORP, Inc.	6,800	972,196
MDU Resources Group, Inc.	13,275	275,058
National Fuel Gas Co.	100	9,396
OGE Energy Corp. (a)	13,275	636,669
Otter Tail Corp.	3,100	272,087
PG&E Corp.	600	10,542
Portland General Electric Co.	32,100	1,693,917
PPL Corp.	1,900	72,580
Talen Energy Corp. (a),(b)	4,839	1,544,754
Unitil Corp.	400	20,896
XPLR Infrastructure LP (a)	11,000	116,820

		6,697,312

Total North America		1,154,568,543

Oceania — 0.0%
Energy — 0.0%
Heidmar Maritime Holdings Corp. (a)	38	32
Imperial Petroleum, Inc. (a)	40	171

		203

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Software & Services — 0.0%
IREN Ltd. (a)	16,500	$565,620

Total Oceania		565,823

South America — 0.2%
Banks — 0.0%
AGI, Inc., Class A (a)	17,700	128,679
Banco Bradesco SA, ADR	3,600	13,140
Grupo Cibest SA, ADR	500	36,405
Itau Unibanco Holding SA, ADR	15,200	127,376
NU Holdings Ltd., Class A (a),(b)	67,859	975,134

		1,280,734

Consumer Services — 0.0%
Afya Ltd., Class A	2,400	35,688

Diversified Financials — 0.0%
Dlocal Ltd.	200	2,594
PicS NV (a)	26,551	277,458
Vinci Compass Investments Ltd.	200	2,110

		282,162

Energy — 0.0%
Geopark Ltd.	400	3,800
Gran Tierra Energy, Inc. (a)	1,790	16,056

		19,856

Food, Beverage & Tobacco — 0.0%
Adecoagro SA	1,100	16,522

Health Care Equipment & Services — 0.0%
Establishment Labs Holdings, Inc. (a)	3,500	198,730

Materials — 0.0%
Aris Mining Corp. (a)	3,300	61,281
ERO Copper Corp. (a)	4,400	117,348
Gerdau SA, ADR	82,180	296,670
Nexa Resources SA (a)	11,600	122,844
Sociedad Quimica y Minera de Chile SA, ADR (a)	100	8,094

		606,237

Telecommunication Services — 0.0%
Telecom Argentina SA, ADR	6,195	72,420

Transportation — 0.2%
Azul SA, ADR (a),(b),(e)	241,029	3,504,963
Azul SA, ADR (a),(b),(e)	42,101	612,219

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Latam Airlines Group SA, ADR	36,801	$1,819,441

		5,936,623

Utilities — 0.0%
Axia Energia, ADR	600	6,768

Total South America		8,455,740

TOTAL COMMON STOCK (COST $1,152,933,536)		1,200,275,617

PREFERRED STOCK — 0.1%
North America — 0.1%
Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(e)	3,039	2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

	Principal Amount

ASSET-BACKED SECURITIES — 5.3%
Europe — 0.3%
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 7.37%, 07/15/37 (b),(d),(g)	$1,000,000	998,964
Series 2022-4A, Class ER, 3 mo. TSFR + 6.40%, 10.07%, 10/16/37 (b),(d),(g)	1,300,000	1,199,325
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 10.42%, 04/20/37 (b),(d),(g)	1,000,000	982,812
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.02%, 07/21/37 (b),(d),(g)	2,000,000	1,973,984
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 9.42%, 01/15/38 (b),(d),(g)	1,500,000	1,437,177
Pikes Peak CLO Ltd., Series 2023-14A, Class ER, 3 mo. TSFR + 6.00%, 9.67%, 07/20/38 (b),(d),(g)	1,000,000	926,994
Storm King Park CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 6.15%, 9.82%, 10/15/37 (b),(d),(g)	1,687,000	1,458,550
Vibrant CLO XVI Ltd., Series 2023-16A, Class DR, 3 mo. TSFR + 7.06%, 10.73%, 07/15/36 (b),(d),(g)	1,000,000	946,003

Total Europe		9,923,809

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
North America — 5.0%
Abry Liquid Credit CLO Ltd.,
Series 2025-2A, Class D, 3 mo. TSFR + 3.15%, 6.83%, 01/15/39 (b),(d),(g)	$1,500,000	$1,494,738
Series 2025-1A, Class D, 3 mo. TSFR + 3.25%, 7.07%, 10/20/38 (b),(d),(g)	1,500,000	1,498,911
Series 2025-1A, Class E, 3 mo. TSFR + 6.00%, 9.82%, 10/20/38 (b),(d),(g)	2,000,000	1,920,688
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 4.11%, 12/25/36 (b),(g)	2,213,898	679,045
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class F, 6.94%, 09/15/33 (b),(d)	601,941	600,967
Anchorage Capital CLO 26 Ltd.,
Series 2023-26A, Class D2R, 3 mo. TSFR + 4.75%, 8.42%, 03/19/38 (b),(d),(g)	500,000	500,351
Series 2023-26A, Class ER, 3 mo. TSFR + 6.25%, 9.92%, 03/19/38 (b),(d),(g)	500,000	479,578
Anchorage Capital CLO 33 Ltd., Series 2025-33A, Class D2, 3 mo. TSFR + 4.50%, 8.17%, 10/20/38 (b),(d),(g)	2,000,000	2,003,068
Apidos CLO LIII Ltd., Series 2025-53A, Class E, 3 mo. TSFR + 6.43%, 10.10%, 07/20/38 (b),(d),(g)	1,125,000	1,119,332
ARES LIV CLO Ltd., Series 2019-54A, Class ER2, 3 mo. TSFR + 6.00%, 9.67%, 07/15/38 (b),(d),(g)	1,000,000	972,536
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class D2R2, 3 mo. TSFR + 4.78%, 8.48%, 04/25/39 (b),(d),(g)	1,250,000	1,231,250
ARES LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 7.57%, 04/20/37 (b),(d),(g)	1,000,000	978,691
Atlantic Avenue Ltd.,
Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 8.42%, 04/20/37 (b),(d),(g)	2,500,000	2,498,450
Series 2025-4A, Class E, 3 mo. TSFR + 6.15%, 9.92%, 10/15/38 (b),(d),(g)	2,500,000	2,324,905
Balboa Bay Loan Funding Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 9.92%, 07/20/37 (b),(d),(g)	1,000,000	993,398
Barings CLO Ltd.,
Series 2023-3A, Class ER, 3 mo. TSFR + 5.00%, 8.67%, 10/15/38 (b),(d),(g)	1,000,000	920,031
Series 2025-5A, Class E, 3 mo. TSFR + 5.00%, 8.84%, 10/15/38 (b),(d),(g)	2,000,000	1,899,340
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.09%, 03/25/37 (b),(g)	626,431	209,288

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 3 mo. TSFR + 5.25%, 8.92%, 07/25/38 (b),(d),(g)	$1,000,000	$950,755
Birch Grove CLO 16 Ltd., Series 2026-16A, Class D2, 3 mo. TSFR + 4.65%, 0.00%, 04/23/39 (b),(d),(g),(h)	1,375,000	1,375,000
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 10.79%, 07/25/34 (b),(d),(g)	1,000,000	899,719
Bridge Street CLO IV Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.99%, 10.66%, 04/20/37 (b),(d),(g)	1,000,000	970,422
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.03%, 07/20/34 (b),(d),(g)	1,400,000	1,380,705
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 10.43%, 07/20/34 (b),(d),(g)	2,000,000	1,968,014
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 7.50%, 05/15/37 (b),(d),(g)	1,250,000	1,249,929
Series 2023-21A, Class D2R, 3 mo. TSFR + 3.90%, 7.57%, 10/18/38 (b),(d),(g)	2,000,000	1,925,690
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 8.70%, 05/15/37 (b),(d),(g)	2,000,000	1,996,282
Series 2023-20A, Class ER, 3 mo. TSFR + 6.75%, 10.42%, 04/15/38 (b),(d),(g)	1,000,000	931,403
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 10.80%, 04/15/37 (b),(d),(g)	1,250,000	1,220,968
Carlyle U.S. CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.70%, 9.37%, 04/25/38 (b),(d),(g)	1,000,000	978,453
CarMax Select Receivables Trust, Series 2025-B, Class E, 6.89%, 09/15/32 (b),(d)	342,000	341,366
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 10.72%, 07/15/37 (b),(d),(g)	1,000,000	970,581
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(i)	343,182	310,561
CIFC Funding Ltd., Series 2023-1A, Class D2R, 3 mo. TSFR + 3.65%, 7.32%, 10/15/38 (b),(d),(g)	2,500,000	2,367,045
Consumer Portfolio Services Auto Trust,
Series 2025-A, Class E, 7.65%, 08/16/32 (b),(d)	1,671,000	1,701,969
Series 2025-B, Class E, 7.95%, 03/15/33 (b),(d)	2,080,000	2,137,304
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 1.99%, 10/15/52 (b),(d),(g),(j)	685,611	7
Series 2020-4, Class XB, 2.36%, 12/15/52 (b),(d),(g),(j)	669,584	37,065

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2021-1, Class XA, 2.77%, 04/15/53 (b),(d),(g),(j)	$290,287	$1,990
Series 2021-2, Class XA, 2.91%, 07/15/54 (b),(d),(g),(j)	426,477	7,925
Series 2020-1, Class E, 4.56%, 03/15/50 (b),(d),(g)	125,000	117,614
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(d)	1,000,000	1,007,567
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(d)	178,424	184,800
CTM CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.00%, 6.78%, 10/20/38 (b),(d),(g)	3,000,000	2,990,121
Series 2025-1A, Class E, 3 mo. TSFR + 6.75%, 10.42%, 07/15/38 (b),(d),(g)	2,000,000	1,926,626
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.11%, 02/25/36 (b),(g)	268,666	277,216
Elmwood CLO 31 Ltd., Series 2024-7A, Class D2, 3 mo. TSFR + 4.20%, 7.87%, 07/17/37 (b),(d),(g)	750,000	737,714
Elmwood CLO 32 Ltd., Series 2024-8A, Class D2, 3 mo. TSFR + 4.20%, 7.87%, 10/18/37 (b),(d),(g)	400,000	393,339
Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 3 mo. TSFR + 6.50%, 10.17%, 03/31/38 (b),(d),(g)	2,000,000	1,967,804
Empower CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 5.90%, 9.57%, 10/20/37 (b),(d),(g)	500,000	455,020
Exeter Automobile Receivables Trust,
Series 2026-1A, Class E, 6.69%, 08/15/33 (b),(d)	1,590,000	1,531,579
Series 2025-5A, Class E, 7.15%, 06/15/33 (b),(d)	2,482,000	2,435,495
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(d)	1,414,000	1,444,863
Series 2025-1A, Class E, 7.48%, 09/15/32 (b),(d)	1,974,000	2,017,345
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(d)	1,426,000	1,466,518
FIGRE Trust,
Series 2026-HE1, Class E, 6.76%, 01/25/56 (b),(d),(g)	348,000	346,647
Series 2026-HE1, Class F, 7.90%, 01/25/56 (b),(d),(g)	250,000	248,984
Series 2025-HE5, Class F, 8.17%, 08/25/55 (b),(d),(g)	415,000	425,013
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(d),(g)	251,000	258,455

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2025-HE1, Class F, 8.53%, 01/25/55 (b),(d),(g)	$364,000	$371,929
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(d),(g)	251,000	257,277
Series 2025-HE2, Class F, 8.73%, 03/25/55 (b),(d),(g)	506,000	521,861
Flatiron CLO 32 Ltd., Series 2025-32A, Class D2, 3 mo. TSFR + 4.10%, 7.77%, 10/22/38 (b),(d),(g)	500,000	487,834
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 10.54%, 10/20/34 (b),(d),(g)	1,500,000	1,421,792
Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, 3 mo. TSFR + 5.50%, 9.17%, 07/15/38 (b),(d),(g)	1,000,000	951,392
Garnet CLO 2 Ltd., Series 2025-2A, Class E, 3 mo. TSFR + 5.25%, 9.33%, 10/20/38 (b),(d),(g)	1,000,000	950,068
GLS Auto Receivables Issuer Trust,
Series 2026-1A, Class E, 6.51%, 03/15/33 (b),(d)	403,000	393,977
Series 2025-3A, Class E, 6.52%, 08/16/32 (b),(d)	1,400,000	1,382,674
Series 2025-4A, Class E, 7.17%, 12/15/32 (b),(d)	1,153,000	1,154,981
Series 2025-1A, Class E, 7.19%, 03/15/32 (b),(d)	1,045,000	1,071,177
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(d)	813,000	820,724
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(d)	1,666,000	1,704,123
Series 2025-2A, Class E, 7.73%, 06/15/32 (b),(d)	1,921,000	1,979,423
GoldenTree Loan Management U.S. CLO 15 Ltd., Series 2022-15A, Class ER2, 3 mo. TSFR + 5.00%, 8.67%, 10/20/38 (b),(d),(g)	1,000,000	935,831
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(d)	361,000	211,623
GoodLeap Sustainable Home Solutions Trust,
Series 2022-3CS, Class A, 4.95%, 07/20/49 (b),(d)	450,306	405,504
Series 2023-3C, Class A, 6.50%, 07/20/55 (b),(d)	784,617	764,448
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(d)	1,054,660	1,095,527
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.28%, 04/15/34 (b),(d),(g)	1,000,000	998,276
GS Mortgage-Backed Securities Trust, Series 2026-CES1, Class B1, 6.52%, 05/25/56 (b),(d),(g)	251,000	249,182

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.28%, 06/25/34 (b),(i)	$294,105	$252,263
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.35%, 05/25/36 (b),(g)	1,527,000	287,607
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(g)	750,958	210,010
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(i)	323,946	267,722
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 10.64%, 04/20/34 (b),(d),(g)	1,500,000	1,377,051
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 10.87%, 01/30/35 (b),(d),(g)	1,000,000	879,116
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.17%, 07/20/37 (b),(d),(g)	1,500,000	1,322,615
Harvest U.S. CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.35%, 9.02%, 04/18/38 (b),(d),(g)	1,000,000	943,495
HPS Loan Management Ltd., Series 2025-25A, Class D2, 3 mo. TSFR + 4.85%, 8.52%, 07/26/38 (b),(d),(g)	500,000	502,851
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2, 1 mo. TSFR + .59%, 4.27%, 07/25/36 (b),(g)	440,077	443,362
KKR CLO 38 Ltd., Series 38A, Class D2R, 3 mo. TSFR + 4.86%, 8.54%, 01/15/38 (b),(d),(g)	2,750,000	2,746,645
KKR CLO 58 Ltd.,
Series 2025-58A, Class D2, 3 mo. TSFR + 4.05%, 8.03%, 10/15/38 (b),(d),(g)	1,000,000	972,311
Series 2025-58A, Class E, 3 mo. TSFR + 5.30%, 9.28%, 10/15/38 (b),(d),(g)	1,500,000	1,429,897
KKR CLO 60 Ltd., Series 2024-60A, Class E, 3 mo. TSFR + 6.10%, 9.77%, 01/15/38 (b),(d),(g)	1,000,000	990,411
KKR CLO 63 Ltd., Series 2026-63A, Class E, 3 mo. TSFR + 6.84%, 0.00%, 04/20/39 (b),(d),(g),(h)	1,250,000	1,237,500
Menlo CLO I Ltd., Series 2024-1X, Class E, 3 mo. TSFR + 6.25%, 9.92%, 01/20/38 (b),(c),(g)	500,000	496,638
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.29%, 10/25/37 (b),(g)	708,488	548,455
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.03%, 10/25/37 (b),(g)	1,445,406	208,925
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.15%, 10/25/37 (b),(g)	2,105,482	305,099
MidOcean Credit CLO XIX,
Series 2025-19A, Class D2, 3 mo. TSFR + 3.90%, 7.57%, 07/20/36 (b),(d),(g)	2,000,000	1,938,564

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2025-19A, Class E, 3 mo. TSFR + 6.25%, 9.92%, 07/20/36 (b),(d),(g)	$1,000,000	$995,913
MidOcean Credit CLO XXI, Series 2025-21A, Class E, 3 mo. TSFR + 5.00%, 8.86%, 10/20/38 (b),(d),(g)	1,000,000	925,880
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 1 mo. TSFR + .26%, 3.94%, 11/25/36 (b),(g)	755,690	242,849
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(i)	815,299	208,393
Neuberger Berman Loan Advisers CLO 56 Ltd., Series 2024-56A, Class E, 3 mo. TSFR + 5.75%, 9.42%, 07/24/37 (b),(d),(g)	1,000,000	982,139
New Mountain CLO 4 Ltd., Series CLO-4A, Class ER, 3 mo. TSFR + 6.91%, 10.58%, 03/20/38 (b),(d),(g)	2,000,000	1,993,404
Oaktree CLO Ltd., Series 2025-32A, Class E, 3 mo. TSFR + 5.35%, 9.02%, 07/15/38 (b),(d),(g)	1,000,000	957,027
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(d)	475,000	478,781
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (b),(d)	661,000	662,187
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(d)	1,708,822	1,714,273
Palmer Square CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.10%, 6.77%, 07/20/38 (b),(d),(g)	1,000,000	991,732
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 7.57%, 04/16/37 (b),(d),(g)	1,000,000	956,505
Series 2025-2A, Class E, 3 mo. TSFR + 5.75%, 9.42%, 07/20/38 (b),(d),(g)	1,250,000	1,230,073
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 4.77%, 05/25/35 (b),(g)	488,000	343,093
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 9.57%, 01/22/38 (b),(d),(g)	1,000,000	928,723
Pikes Peak CLO 18, Series 2025-18A, Class E, 3 mo. TSFR + 5.75%, 9.42%, 04/20/38 (b),(d),(g)	1,000,000	981,429
Pikes Peak CLO 20, Series 2025-20A, Class E, 3 mo. TSFR + 5.10%, 8.81%, 01/20/39 (b),(d),(g)	1,000,000	927,817
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 9.42%, 01/20/38 (b),(d),(g)	1,000,000	928,333
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 10.54%, 04/17/34 (b),(d),(g)	500,000	386,736
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 9.42%, 01/15/38 (b),(d),(g)	1,000,000	886,923

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
RASC Trust, Series 2003-KS4, Class MI2, 5.01%, 06/25/33 (b),(i)	$301,642	$246,982
Residential Asset Securities Corporation Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 4.59%, 02/25/36 (b),(g)	337,000	264,803
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.18%, 07/25/31 (b),(d),(g)	2,250,000	2,059,787
RR 32 Ltd., Series 2024-32RA, Class DR, 3 mo. TSFR + 6.10%, 9.77%, 10/15/39 (b),(d),(g)	1,000,000	993,349
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.17%, 10/15/39 (b),(d),(g)	2,000,000	1,935,528
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(d),(g)	674,161	698,856
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class B1, 6.35%, 01/25/56 (b),(d),(g)	1,100,000	1,084,780
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 2.69%, 08/25/35 (b),(i)	333,674	284,336
Series 2004-2, Class MF4, 2.69%, 08/25/35 (b),(i)	363,971	289,298
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 7.87%, 04/25/37 (b),(d),(g)	1,000,000	998,883
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 8.02%, 10/20/37 (b),(d),(g)	1,095,000	1,042,337
Silver Point CLO 9 Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 5.00%, 8.67%, 03/31/38 (b),(d),(g)	3,500,000	3,504,441
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D2R, 3 mo. TSFR + 3.95%, 7.62%, 07/17/38 (b),(d),(g)	1,050,000	1,014,997
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 10.40%, 07/15/34 (b),(d),(g)	2,400,000	1,598,832
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 7.37%, 05/17/39 (b),(d),(g)	1,000,000	997,587
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M3, 1 mo. TSFR + .91%, 4.59%, 09/25/35 (b),(g)	667,429	548,654
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 07/20/48 (b),(d)	315,028	232,101
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.30%, 02/20/51 (b),(d)	644,698	561,469
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(d)	1,077,235	631,509
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 7.67%, 01/05/38 (b),(d),(g)	2,700,000	2,621,784

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 9.32%, 01/20/38 (b),(d),(g)	$2,000,000	$1,895,060
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(d)	364,000	363,665
Tikehau U.S. CLO VII Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.50%, 9.17%, 02/25/38 (b),(d),(g)	1,000,000	930,440
Trestles CLO IV Ltd., Series 2021-4A, Class DR3, 3 mo. TSFR + 3.90%, 7.69%, 10/30/38 (b),(d),(g)	1,000,000	962,625
Trestles CLO IX Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 3.65%, 7.52%, 01/15/39 (b),(d),(g)	2,000,000	1,905,866
Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 04/15/31 (b),(d)	498,000	62,130
Trimaran CAVU Ltd., Series 2023-1A, Class ER, 3 mo. TSFR + 5.85%, 9.52%, 03/20/38 (b),(d),(g)	2,600,000	2,473,323
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.01%, 04/25/37 (b),(d),(g)	1,000,000	996,605
Trinitas CLO XXVI Ltd., Series 2023-26A, Class DR, 3 mo. TSFR + 3.70%, 7.37%, 07/20/38 (b),(d),(g)	1,000,000	1,000,692
Trinitas CLO XXVII Ltd.,
Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 7.97%, 04/18/37 (b),(d),(g)	3,940,000	3,942,364
Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 7.97%, 04/18/37 (b),(c),(g)	1,000,000	1,000,600
Series 2024-27A, Class E, 3 mo. TSFR + 7.33%, 11.00%, 04/18/37 (b),(d),(g)	2,750,000	2,740,342
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 7.67%, 04/25/37 (b),(d),(g)	4,750,000	4,741,687
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 7.17%, 10/23/37 (b),(d),(g)	3,000,000	2,990,970
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 10.57%, 10/23/37 (b),(d),(g)	1,750,000	1,745,644
Trinitas CLO XXXIII Ltd., Series 2025-33A, Class E, 3 mo. TSFR + 5.95%, 9.62%, 07/22/38 (b),(d),(g)	1,000,000	981,242
United Auto Credit Securitization Trust, Series 2025-1, Class E, 7.71%, 10/10/31 (b),(d)	1,402,000	1,405,187
Upstart Securitization Trust,
Series 2021-5, Class C, 4.15%, 11/20/31 (b),(d)	93,773	93,696
Series 2025-2, Class D, 8.00%, 06/20/35 (b),(d)	1,187,000	1,221,660
Series 2025-1, Class C, 9.27%, 04/20/35 (b),(d)	1,415,000	1,493,524
Voya CLO Ltd., Series 2024-4A, Class D2, 3 mo. TSFR + 4.45%, 8.12%, 07/20/37 (b),(d),(g)	875,000	865,757

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class E, 3 mo. TSFR + 5.25%, 9.20%, 10/21/38 (b),(d),(g)	$1,500,000	$1,380,908
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + .79%, 4.47%, 05/25/36 (b),(g)	3,149,480	3,223,067

Total North America		179,520,177

TOTAL ASSET-BACKED SECURITIES (COST $197,901,994)		189,443,986

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd.,
0.50%, 06/01/31 (b)	1,000,000	1,387,000

Total Asia		1,387,000

North America — 0.1%
Healthcare-Services — 0.0%
ATI Physical Therapy 6th Amendment Note, 0.00%, 01/01/30 (b),(e),(h)	181,489	181,489
ATI Physical Therapy, Inc.,
0.00%, 01/01/30 (b),(e),(h)	144,304	144,305
8.00%, 08/24/28 (b),(e)	57,398	57,397

		383,191

Software — 0.1%
Strategy, Inc.,
0.00%, 12/01/29 (b),(h)	1,000,000	829,500
0.00%, 03/01/30 (b),(h)	800,000	698,234
0.63%, 09/15/28 (b)	300,000	328,650

		1,856,384

Total North America		2,239,575

TOTAL CONVERTIBLE BONDS (COST $4,307,159)		3,626,575

BANK DEBT — 4.2%
Europe — 0.1%
Diversified Financial Services — 0.0%
Alloy Finco Ltd., 2026 USD PIK New Way Term Loan B, PRIME + 13.00%, 19.75%, 03/06/28 (b),(e),(g)	10,385	239,381

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
Holding Companies-Divers — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 6.87%, 06/29/29 (b),(g)	1,854,029	EUR	$1,498,757
GBP Term Loan B2, 6 mo. SONIA + 5.63%, 9.35%, 07/30/29 (b),(g)	2,600,970	GBP	2,374,357

			3,873,114

Total Europe			4,112,495

North America — 4.0%
Chemicals — 0.2%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.71%, 12/29/27 (b),(g)	$5,879,771		4,674,418
TPC Group, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.75%, 9.39%, 12/16/31 (b),(g)	2,592,232		2,368,004

			7,042,422

Commercial Services — 0.1%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 6.00%, 9.95%, 05/02/30 (b),(g)	1,651,959		1,643,005

Computers — 0.1%
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.18%, 05/25/29 (b),(g),(k)	8,432,536		1,674,786
2025 Second Out Term Loan C, 3 mo. USD Term SOFR + 1.00%, 4.93%, 05/25/29 (b),(g),(k)	1,225,944		243,485

			1,918,271

Construction Materials — 0.1%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.92%, 07/08/30 (b),(g)	2,575,012		2,360,436

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 10.50%, 05/02/28 (b),(g)	8,495,025		8,337,272

Diversified Financial Services — 0.2%
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 13.87%, 13.87%, 07/19/28 (b),(e),(g)	1,484,675		1,499,521
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (b)	6,923,744		6,658,358

			8,157,879

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.16%, 08/01/30 (b),(g)	$4,725,955	$4,044,614

Food — 0.1%
H-Food Holdings LLC, 2025 Exit Term Loan, 1 mo. USD Term SOFR + 6.50%, 10.17%, 03/29/30 (b),(g),(k)	1,788,850	1,788,850
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.42%, 05/01/31 (b),(g)	1,325,828	1,329,474

		3,118,324

Food Service — 0.0%
TKC Holdings, Inc., 2026 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.18%, 08/19/30 (b),(g)	1,394,607	1,384,580

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 8.95%, 12/14/29 (b),(g)	2,907,949	2,582,026
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.42%, 01/15/31 (b),(g)	306,581	306,964

		2,888,990

Healthcare-Services — 0.5%
Accelerated Health Systems LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.07%, 02/15/29 (b),(g)	2,671,573	1,355,823
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(e)	931,205	931,204
MPH Acquisition Holdings LLC, 2025 Second Out Term Loan, 3 mo. USD Term SOFR + 4.60%, 8.53%, 12/31/30 (b),(g),(k)	4,805,265	4,242,665
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.17%, 05/14/26 (b),(e),(g)	813,396	816,446
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.78%, 06/28/28 (b),(g)	5,780,014	5,422,405
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.02%, 01/12/29 (b),(e),(g)	3,321,104	2,590,461
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.27%, 01/15/28 (b),(e),(g)	3,408,677	3,187,113

		18,546,117

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Home Furnishings — 0.1%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.02%, 06/29/28 (b),(g)	$3,058,908	$2,632,190

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.70%, 07/08/31 (b),(g)	5,644,923	3,416,759

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 7.78%, 10/06/28 (b),(g)	8,742,239	5,449,300

Insurance — 0.0%
Asurion LLC,
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.03%, 01/20/29 (b),(g)	1,157,433	1,148,752
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 7.92%, 09/19/30 (b),(g)	633	626

		1,149,378

Internet — 0.1%
Hoya Midco LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 02/01/29 (b),(g)	1,326,492	514,016
MH Sub I LLC,
2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.92%, 05/03/28 (b),(g)	3,663,145	3,139,828
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 7.92%, 12/31/31 (b),(g)	1,794,958	1,188,406

		4,842,250

Investment Company Security — 0.4%
FTAI Infrastructure, Inc., 2026 Fixed Term Loan, 9.75%, 02/01/28 (b),(e),(k)	12,319,398	11,949,816
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 8.92%, 11/29/30 (b),(g)	3,852,511	3,679,148

		15,628,964

IT Services — 0.1%
Peraton Corp., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.52%, 02/01/28 (b),(g)	3,635,196	3,095,987

Leisure Time — 0.0%
Bulldog Purchaser, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.90%, 02/04/33 (b),(g)	1,000,000	997,500

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 9.96%, 05/21/29 (b),(e),(g)	$9,045,028		$9,045,028

Media — 0.3%
CSC Holdings LLC, 2025 Fixed Term Loan B8, 9.00%, 11/25/28 (b),(e)	8,195,593		8,175,103
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 06/30/28 (b),(g)	1,805,166		1,805,925

			9,981,028

Metal Fabricate/Hardware — 0.1%
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.42%, 07/19/30 (b),(g)	2,178,261		1,971,326

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.78%, 06/09/28 (b),(g)	48,750		43,899

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.92%, 10/08/30 (b),(g)	1,246,689		1,201,322
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.80%, 10/01/27 (b),(g)	97,507		94,501

			1,295,823

REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.93%, 06/13/30 (b),(g)	992,500		993,125

Software — 0.5%
Bending Spoons U.S., Inc., Term Loan, 1 mo. USD Term SOFR + 5.88%, 9.53%, 03/07/31 (b),(g)	66,950		60,925
Castle U.S. Holding Corp.,
2025 EUR FLSO Term Loan B1, 3 mo. EURIBOR + 4.25%, 6.28%, 05/31/30 (b),(g)	2,928,475	EUR	1,411,494
2025 New Money FLFO Term Loan, 3 mo. USD Term SOFR + 5.00%, 8.67%, 04/29/30 (b),(g)	$1,640,338		1,632,956

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.25%, 8.18%, 05/31/30 (b),(g)	$7,624,203		$3,367,382
2025 USD FLSO Term Loan B2, 3 mo. USD Term SOFR + 4.50%, 8.43%, 05/31/30 (b),(g)	147,550		64,599
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.93%, 02/10/28 (b),(g)	7,729,416		7,171,816
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.27%, 12/22/27 (b),(g)	7,876,563		5,513,594

			19,222,766

Telecommunications — 0.1%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.17%, 08/06/29 (b),(g)	5,216,228		5,216,228

Total North America			144,423,461

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.49%, 08/07/29 (b),(e),(g)	3,574,470	AUD	2,441,544

Total Oceania			2,441,544

TOTAL BANK DEBT (COST $166,647,066)			150,977,500

CORPORATE BONDS & NOTES — 4.6%
Asia — 0.1%
Diversified Financial Services — 0.0%
Muthoot Finance Ltd., 5.75%, 08/04/30 (b),(c)	$1,559,000		1,495,843

Lodging — 0.1%
Fortune Star BVI Ltd., 5.88%, 11/20/30 (b),(c)	2,080,000	EUR	2,227,337

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(l)	$3,607,000		27,053

Total Asia			3,750,233

Europe — 0.7%
Agriculture — 0.1%
MHP Lux SA,
6.25%, 09/19/29 (b),(d)	689,000		618,688

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
10.50%, 07/28/29 (b),(c)	$450,000		$452,894
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,632,000		3,261,354

			4,332,936

Entertainment — 0.0%
CPUK Finance Ltd., 6.88%, 08/28/32 (b),(c)	1,000,000	GBP	1,325,378

Retail — 0.4%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(d)	9,899,000	GBP	12,972,635
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29 (b),(c)	200,000	GBP	262,100

			13,234,735

Water — 0.2%
9.75%, 10/10/27 (b),(d)	795,631	GBP	1,148,900
Thames Water Utilities Finance PLC,
1.25%, 01/31/34 (b),(c)	1,186,000	EUR	900,466
2.38%, 04/22/42 (b),(c)	495,000	GBP	434,238
2.63%, 01/24/34 (b),(c)	1,188,000	GBP	1,052,131
4.00%, 04/18/29 (b),(c)	545,000	EUR	422,344
5.13%, 09/28/39 (b),(c)	295,000	GBP	268,392
5.50%, 02/11/43 (b),(c)	200,000	GBP	180,041
6.75%, 11/16/30 (b)	1,380,000	GBP	1,251,199
7.13%, 04/30/33 (b),(c)	612,000	GBP	558,537
7.75%, 04/30/46 (b),(c)	200,000	GBP	184,503
8.25%, 04/25/42 (b),(c)	200,000	GBP	185,356
Thames Water Utilities Ltd., 0.00%, 03/22/27 (b),(d),(h)	45,204	GBP	54,531

			6,640,638

Total Europe			25,533,687

Middle East — 0.2%
Commercial Banks — 0.1%
Turkiye Is Bankasi AS, 7.58%, 02/05/37 (b),(c),(g)	$3,118,000		2,999,026

Electric — 0.1%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31 (b),(c)	2,339,000		2,229,794

Total Middle East			5,228,820

North America — 2.4%
Chemicals — 0.2%
Braskem Idesa SAPI,
6.99%, 02/20/32 (b),(c),(l)	1,226,000		749,343
7.45%, 11/15/29 (b),(c),(l)	4,037,000		2,441,989
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(d)	3,578,000		3,290,756

			6,482,088

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Commercial Services — 0.0%
Sotheby’s, 5.88%, 06/01/29 (b),(d)	$1,505,000	$1,412,981

Construction Materials — 0.1%
CP Atlas Buyer, Inc.,
9.75%, 07/15/30 (b),(d)	1,355,000	1,270,689
PIK, 12.75%, 01/15/31 (b),(d)	2,241,718	1,730,296
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 (b),(d)	1,284,000	475,253

		3,476,238

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(e),(l)	436,000	10,900

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(d)	2,977,000	2,720,718

Food Service — 0.2%
TKC Holdings, Inc.,
8.50%, 08/15/30 (b),(d)	2,795,000	2,818,296
12.00%, 02/15/31 (b),(d)	3,405,000	3,512,299

		6,330,595

Healthcare-Services — 0.4%
Akumin, Inc., 9.75%, 08/31/31 (b),(d)	8,865,473	8,111,908
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (b),(d)	3,390,569	2,593,838
PIK, 11.50%, 12/31/30 (b),(d)	1,259,266	1,133,576
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(d)	1,614,453	1,670,959
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(d)	1,647,250	1,367,217

		14,877,498

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(d)	3,167,000	1,955,623
10.75%, 06/30/32 (b),(d)	3,976,000	1,331,960

		3,287,583

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (b),(d)	3,107,589	1,118,732

Insurance — 0.0%
Nature Coast Re Ltd.,
11.66%, 02/26/30 (b),(d),(g)	250,000	248,925
13.29%, 04/10/33 (b),(d),(g)	250,000	258,425

		507,350

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Media — 0.1%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(d)	$2,436,000	$2,432,386

Oil & Gas — 0.5%
Calumet Specialty Products Partners LP, 9.75%, 07/15/28 (d)	2,607,000	2,691,701
Petroleos Mexicanos,
6.75%, 09/21/47 (b)	7,546,000	6,021,069
6.95%, 01/28/60 (b)	3,240,000	2,552,796
7.69%, 01/23/50 (b)	5,981,000	5,179,472

		16,445,038

Packaging & Containers — 0.1%
9.25%, 04/15/27 - 04/15/30 (b),(d)	3,068,000	2,893,234

Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32 (b),(d)	5,473,000	5,603,498

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(d)	8,785,000	8,995,216

REITS — 0.0%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	244,000	241,031

Retail — 0.1%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(d)	4,829,000	2,342,065
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (b),(e),(h)	6,312,607	1,578,152

		3,920,217

Software — 0.1%
CoreWeave, Inc.,
9.00%, 02/01/31 (b),(d)	2,450,000	2,331,221
9.25%, 06/01/30 (b),(d)	1,268,000	1,232,064

		3,563,285

Telecommunications — 0.1%
SV RNO Property Owner 1 LLC,
5.88%, 03/01/31 (b),(d)	272,000	268,870
11.13%, 12/31/32 (b),(c),(d)	2,928,300	2,648,219

		2,917,089

Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30 (b),(d)	3,086,000	833,220

Total North America		88,068,897

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
South America — 1.2%
Airlines — 0.0%
Azul Secured Finance LLP, 9.88%, 02/15/31 (b),(d)	$503,000		$459,931
Latam Airlines Group SA, 7.88%, 04/15/30 (b),(c)	821,000		829,210

			1,289,141

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	4,905,000		2,373,039

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(c)	1,909,000		1,294,302

Iron/Steel — 0.3%
Samarco Mineracao SA, PIK, 9.50%, 06/30/31 (b),(d)	10,009,424		9,848,341

Media — 0.1%
VTR Comunicaciones SpA, 4.38%, 04/15/29 (b),(c)	2,950,000		2,892,180

Oil & Gas — 0.6%
Ecopetrol SA, 7.75%, 02/01/32 (b)	5,282,000		5,334,104
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000		9,455,317
5.63%, 06/19/47 (b),(c)	10,058,000		7,053,173
Raizen Fuels Finance SA, 6.95%, 03/05/54 (b),(c)	2,757,000		1,454,318

			23,296,912

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000		3,163,815

Total South America			44,157,730

Supranational — 0.0%
Multi-National — 0.0%
International Bank for Reconstruction & Development, 14.87%, 07/24/28 (b),(d),(g)	250,000		254,800

Total Supranational			254,800

TOTAL CORPORATE BONDS & NOTES (COST $178,129,663)			166,994,167

SOVEREIGN DEBT — 2.7%
Argentina Republic Government International Bonds, 0.75%, 07/09/30 (b),(i)	15,327,000		12,813,372
Chile Government International Bonds, 3.88%, 04/14/36 (b)	3,313,000	EUR	3,699,718

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount		Value
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(c)	$4,700,000		$171,550
Indonesia Government International Bonds, 4.75%, 02/11/29 (b)	7,254,000		7,284,923
Ivory Coast Government International Bonds,
4.88%, 01/30/32 (b),(c)	5,634,000	EUR	6,054,014
5.75%, 12/31/32 (b),(c),(i)	$1,418,447		1,388,634
5.88%, 10/17/31 (b),(c)	2,780,000	EUR	3,137,565
6.38%, 03/03/28 (b),(c)	$9,826,911		9,886,321
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35 (b),(c)	7,284,000		7,102,659
Lebanon Government International Bonds,
6.38%, 03/09/24 (b),(c),(l)	31,010,000		7,288,900
8.25%, 04/19/30 (b),(c),(l)	18,118,000		4,348,320
Provincia de Buenos Aires Government International Bonds, 6.63%, 09/01/37 (b),(c),(i)	2,150,569		1,618,303
Republic of Kenya Government International Bonds, 8.70%, 02/26/39 (b),(c)	3,596,000		3,254,681
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27 (b),(c)	2,354,000	EUR	2,746,676
Saudi Government International Bonds, 5.88%, 01/12/56 (b),(c)	$20,287,000		19,419,084
Sri Lanka Government International Bonds, 4.00%, 04/15/28 (b),(c)	5,845,295		5,574,531

TOTAL SOVEREIGN DEBT (COST $92,691,089)			95,789,251

MORTGAGE-BACKED SECURITIES — 52.1%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 5.67%, 11/25/33 (b),(g)	185,565		166,752

Commercial Mortgage-Backed Securities — 0.1%
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 5.50%, 02/17/35 (b),(d),(g)	999,933	EUR	1,139,400
Taurus NL DAC, Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 4.51%, 02/20/30 (b),(c),(g)	472,428	EUR	510,734
Taurus UK DAC, Series UK3A, Class E, 3 mo. SONIO+ 3.80%, 7.73%, 07/20/35 (b),(d),(g)	142,000	GBP	189,045

			1,839,179

Total Europe			2,005,931

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
North America — 52.0%
Collateralized Mortgage Obligation (Residential) — 1.6%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(g)	$972,000	$672,652
Series 2021-E, Class B2, 3.82%, 12/25/60 (b),(d),(g)	762,000	486,997
Banc of America Mortgage Trust, Series 2004-F, Class B1, 5.90%, 07/25/34 (b),(g)	176,151	155,333
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(d)	100,000	89,566
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.47%, 09/25/34 (b),(g)	196,894	192,668
Series 2005-10, Class 2B1, 4.82%, 01/25/36 (b),(g)	801,778	582,397
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 4.43%, 02/25/36 (b),(g)	1,042,975	914,100
Series 2006-3, Class 22A1, 4.07%, 05/25/36 (b),(g)	316,386	234,415
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.11%, 08/25/36 (b),(g)	219,989	188,408
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.24%, 07/25/37 (b),(g)	2,513,844	603,290
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.96%, 06/25/54 (b),(d),(g)	3,006,000	3,051,030
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.23%, 02/25/37 (b),(g)	205,635	184,649
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	990,581	341,837
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 4.57%, 02/25/35 (b),(g)	350,530	317,510
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 4.51%, 04/25/35 (b),(g)	366,147	339,910
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.87%, 08/25/34 (b),(g)	658,346	234,492
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.23%, 09/25/36 (b),(g)	809,988	295,421
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 4.44%, 09/25/36 (b),(g)	650,240	541,165
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 4.39%, 06/25/37 (b),(g)	247,658	210,227

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2022-2, Class B1, 3.95%, 02/25/67 (b),(d),(g)	$100,000	$84,290
COLT Trust, Series 2021-RPL1, Class B2, 4.46%, 09/25/61 (b),(d),(g)	446,000	334,735
Countrywide Alternative Loan Trust,
Series 2007-5CB, Class 1A20, 1 mo. TSFR + 5.35%, 1.67%, 04/25/37 (b),(g),(j)	695,161	72,469
Series 2007-5CB, Class 1A21, 1 mo. TSFR + .65%, 4.33%, 04/25/37 (b),(g)	695,161	255,109
Series 2004-16CB, Class M, 5.76%, 08/25/34 (b),(g)	269,172	247,729
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(g)	337,264	252,923
Series 2004-2CB, Class M, 5.86%, 03/25/34 (b),(g)	270,776	234,977
Series 2004-4CB, Class M, 5.94%, 04/25/34 (b),(g)	141,275	124,688
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.29%, 05/25/35 (b),(g)	234,878	175,835
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.29%, 06/25/35 (b),(g)	253,349	192,304
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.19%, 08/25/35 (b),(g)	1,550,060	886,106
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 4.95%, 11/25/35 (b),(g)	250,273	240,981
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 4.45%, 11/20/35 (b),(g)	5,641,143	5,229,802
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 5.56%, 12/25/35 (b),(g)	230,369	254,648
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 5.86%, 01/25/36 (b),(g)	1,352,710	1,210,650
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 4.49%, 08/25/35 (b),(g)	463,399	234,978
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	380,682	165,117
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 4.59%, 08/25/36 (b),(g)	535,657	231,012
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.13%, 07/25/36 (b),(g)	698,059	196,085
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.29%, 07/25/36 (b),(g)	678,499	192,720
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.19%, 07/25/36 (b),(g)	486,163	186,914
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	709,502	199,960

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 4.49%, 10/25/36 (b),(g)	$662,368	$227,026
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.19%, 10/25/36 (b),(g)	700,120	223,601
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	567,907	144,574
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (b)	416,593	241,566
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 4.54%, 11/25/36 (b),(g)	470,963	196,214
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 4.39%, 01/25/37 (b),(g)	259,076	176,952
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 4.39%, 01/25/37 (b),(g)	1,091,591	418,226
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 4.44%, 01/25/37 (b),(g)	1,128,515	436,560
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	736,627	376,572
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.29%, 04/25/36 (b),(g)	689,745	234,053
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.29%, 02/25/36 (b),(g)	318,640	190,904
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.29%, 04/25/36 (b),(g)	575,571	204,587
Series 2006-OA12, Class A1C, 1 mo. TSFR + .67%, 4.35%, 09/20/46 (b),(g)	307,372	273,622
Series 2006-OA12, Class A2, 1 mo. TSFR + .53%, 4.21%, 09/20/46 (b),(g)	157,756	144,630
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.29%, 10/25/46 (b),(g)	243,415	208,617
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 3.97%, 02/20/47 (b),(g)	464,735	362,603
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.00%, 02/20/47 (b),(g)	277,641	223,721
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.21%, 05/20/46 (b),(g)	466,044	410,703
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.17%, 07/25/46 (b),(g)	62,750	73,047
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.31%, 07/25/46 (b),(g)	340,422	295,709
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.21%, 07/20/46 (b),(g)	494,397	422,553
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.19%, 08/25/37 (b),(g)	351,077	230,937
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.24%, 08/25/37 (b),(g)	2,107,097	645,092

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.29%, 08/25/37 (b),(g)	$792,594	$329,301
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.26%, 08/25/37 (b),(g)	691,433	183,499
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.29%, 08/25/47 (b),(g)	835,766	279,482
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.29%, 09/25/37 (b),(g)	1,753,746	561,378
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.19%, 09/25/37 (b),(g)	613,904	202,039
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.29%, 03/25/37 (b),(g)	540,730	209,296
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.29%, 05/25/37 (b),(g)	863,710	344,915
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.21%, 08/25/47 (b),(g)	353,281	306,297
Series 2007-J1, Class 3A1, 4.20%, 11/25/36 (b),(i)	312,429	242,695
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.24%, 11/25/47 (b),(g)	282,476	254,573
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 4.70%, 03/25/47 (b),(g)	168,170	146,564
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.15%, 08/25/47 (b),(g)	116,740	114,427
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(g)	312,104	246,369
CSMC Trust, Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(d),(g)	800,000	605,579
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.42%, 11/25/66 (b),(d),(g)	100,000	76,268
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.05%, 10/25/36 (b),(g)	1,227,999	367,487
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.21%, 03/19/45 (b),(g)	834,451	788,618
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.29%, 02/25/37 (b),(g)	731,037	188,901
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.34%, 04/25/37 (b),(g)	952,637	215,295
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 5.44%, 09/25/35 (b),(g)	251,900	207,905
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 4.55%, 11/19/35 (b),(g)	927,805	606,322

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.15%, 05/19/46 (b),(g)	$527,254	$263,115
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.15%, 07/25/47 (b),(g)	369,066	275,549
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.55%, 05/25/36 (b),(g)	184,179	165,203
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.17%, 04/25/37 (b),(g)	192,462	201,464
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.27%, 08/25/37 (b),(g)	3,843,174	3,348,123
JP Morgan Mortgage Trust, Series 2005-A5, Class IB1, 5.03%, 08/25/35 (b),(g)	536,831	443,559
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 4.54%, 12/25/35 (b),(g)	491,232	223,491
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	434,097	442,328
Lehman XS Trust, Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 4.69%, 08/25/47 (b),(g)	228,426	213,497
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.07%, 11/25/35 (b),(g)	247,056	133,400
Series 2005-A5, Class M1, 4.80%, 06/25/35 (b),(g)	622,750	564,846
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.38%, 09/25/34 (b),(g)	235,795	185,498
Series 2004-9, Class B1, 5.39%, 11/25/34 (b),(g)	244,814	211,695
Series 2005-1, Class B1, 5.66%, 03/25/35 (b),(g)	405,940	219,857
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B2, 3.75%, 04/25/61 (b),(d),(g)	100,000	56,992
Series 2024-NQM1, Class B2, 7.92%, 03/25/64 (b),(d),(g)	100,000	101,411
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 4.13%, 10/25/36 (b),(g)	260,301	231,637
PRKCM Trust,
Series 2023-AFC2, Class B2, 8.14%, 06/25/58 (b),(d),(g)	100,000	99,938
Series 2024-AFC1, Class B2, 8.22%, 03/25/59 (b),(d),(g)	1,409,000	1,418,938
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 4.66%, 09/25/46 (b),(g)	292,915	235,598

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.21%, 06/25/37 (b),(g)	$1,317,442	$984,289
Rate Mortgage Trust, Series 2025-J3, Class B4, 6.22%, 11/25/55 (b),(d),(g)	304,000	252,621
Residential Asset Mortgage Products Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 5.71%, 04/25/35 (b),(g)	2,253,000	2,030,528
Residential Asset Securitization Trust,
Series 2003-A11, Class A6, 5.75%, 11/25/33 (b)	278,000	250,368
Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	296,308	233,316
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(d)	1,122,177	1,136,996
Series 2024-INV1, Class B1, 7.11%, 08/25/59 (b),(d),(g)	1,054,000	1,069,576
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.77%, 11/25/49 (b),(d),(g)	2,158,000	1,490,613
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(d)	123,000	112,916
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(d),(g)	268,000	217,317
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(d),(g)	135,000	102,183
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.21%, 01/25/37 (b),(g)	381,214	427,327
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 4.66%, 09/25/33 (b),(g)	157,707	101,832
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 5.57%, 10/25/45 (b),(g)	574,432	480,317
TRK Trust,
Series 2021-INV2, Class B2, 4.33%, 11/25/56 (b),(d),(g)	1,000,000	780,005
Series 2022-INV1, Class B1, 3.99%, 02/25/57 (b),(d),(g)	111,000	83,839
Series 2022-INV1, Class B2, 3.99%, 02/25/57 (b),(d),(g)	100,000	71,214
Visio Trust, Series 2023-2, Class B2, 7.71%, 10/25/58 (b),(d),(g)	100,000	99,821
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 4.62%, 01/25/45 (b),(g)	202,036	183,325
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 4.59%, 12/25/45 (b),(g)	367,004	323,980

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 4.69%, 04/25/45 (b),(g)	$435,480	$352,755
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 4.74%, 07/25/45 (b),(g)	135,813	127,276
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 4.93%, 01/25/46 (b),(g)	175,325	173,612
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 3.83%, 12/25/46 (b),(g)	1,116,381	940,709
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 4.84%, 07/25/46 (b),(g)	268,588	264,920
Series 2007-HY6, Class 1A1, 4.01%, 06/25/37 (b),(g)	250,099	215,612
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	188,750	165,890
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 4.47%, 12/25/35 (b),(g)	223,546	256,996
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	316,891	250,873
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	421,816	391,848
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 4.61%, 02/25/47 (b),(g)	208,043	182,587

		56,470,978

Commercial Mortgage-Backed Securities — 1.3%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(d)	130,000	98,965
Benchmark Mortgage Trust,
Series 2025-V18, Class XD, 1.95%, 10/15/58 (b),(d),(g),(j)	1,000,000	80,810
Series 2025-V19, Class XD, 1.77%, 01/15/58 (b),(d),(g),(j)	1,000,000	74,249
Series 2024-V11, Class XD, 1.87%, 11/15/57 (b),(d),(g),(j)	1,000,000	58,088
Series 2024-V7, Class XD, 2.85%, 06/15/29 (b),(d),(g),(j)	1,000,000	75,429
Series 2024-V8, Class XD, 2.95%, 07/15/57 (b),(d),(g),(j)	1,000,000	82,400
Series 2025-V17, Class XD, 1.97%, 09/15/58 (b),(d),(g),(j)	1,000,000	77,744
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 7.36%, 03/15/41 (b),(d),(g)	4,274,712	4,273,383
BMO Mortgage Trust,
Series 2025-5C10, Class XD, 2.27%, 05/15/58 (b),(d),(g),(j)	1,000,000	80,501

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2025-5C9, Class XD, 1.98%, 12/15/57 (b),(d),(g),(j)	$1,000,000	$70,290
Series 2026-C14, Class XD, 1.82%, 02/15/59 (b),(d),(g),(j)	1,452,000	202,284
BX Commercial Mortgage Trust,
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.01%, 12/15/38 (b),(d),(g)	129,563	129,412
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 6.87%, 04/15/34 (b),(d),(g)	100,000	96,971
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 6.71%, 01/17/39 (b),(d),(g)	223,349	223,217
CD Mortgage Trust, Series 2016-CD1, Class D, 2.79%, 08/10/49 (b),(d),(g)	422,000	186,563
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(d)	100,000	90,377
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(d)	697,000	504,162
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.13%, 02/10/47 (b),(d),(g)	591,000	486,016
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(d)	239,000	190,558
Series 2015-CR25, Class D, 3.47%, 08/10/48 (b),(g)	317,414	301,734
Series 2015-CR27, Class D, 3.39%, 10/10/48 (b),(d),(g)	3,065,000	2,659,752
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(d)	1,439,000	1,061,110
Series 2015-LC21, Class C, 4.25%, 07/10/48 (b),(g)	746,440	734,514
Series 2025-180W, Class E, 7.36%, 08/10/42 (b),(d),(g)	1,000,000	998,020
Series 2025-180W, Class X, 1.35%, 08/10/42 (b),(d),(g),(j)	1,000,000	54,593
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.40%, 11/15/48 (b),(g)	42,936	42,635
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(g)	604,000	509,031
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(d)	163,000	140,285
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(d)	1,409,000	950,503
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class E, 6.96%, 11/10/41 (b),(d),(g)	487,000	494,496

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 7.84%, 05/15/26 (b),(d),(g)	$1,019,000	$641,120
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 8.59%, 05/15/26 (b),(d),(g)	1,000,000	458,375
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 9.84%, 05/15/26 (b),(d),(g)	1,000,000	136,503
GS Mortgage Securities Trust,
Series 2014-GC24, Class B, 4.30%, 09/10/47 (b),(g)	40,190	39,695
Series 2014-GC24, Class C, 4.32%, 09/10/47 (b),(g)	303,000	269,029
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(d)	1,593,000	1,283,386
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 5.86%, 10/19/35 (b),(g)	357,870	298,651
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(d)	1,068,000	21,341
ICNQ Mortgage Trust,
Series 2024-MF, Class F, 6.35%, 12/10/34 (b),(d),(g)	1,000,000	976,162
Series 2024-MF, Class X, 0.45%, 12/10/34 (b),(d),(g),(j)	1,000,000	14,932
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.77%, 01/15/49 (b),(g)	102,000	92,089
Series 2016-JP3, Class D, 3.38%, 08/15/49 (b),(d),(g)	100,000	65,127
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.04%, 09/15/47 (b),(d),(g)	100,000	90,049
Series 2014-C26, Class C, 4.00%, 01/15/48 (b),(g)	642,000	606,320
Series 2015-C31, Class E, 4.32%, 08/15/48 (b),(d),(g)	1,093,000	58,724
Series 2016-C1, Class C, 4.94%, 03/17/49 (b),(g)	651,000	642,983
Series 2016-C1, Class E, 4.94%, 03/15/49 (b),(d),(g)	3,126,000	2,548,350
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.14%, 03/15/38 (b),(d),(g)	805,000	740,606
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D, 4.67%, 03/10/50 (b),(d),(g)	1,125,000	980,949
MF1 LLC, Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 7.38%, 06/19/37 (b),(d),(g)	1,000,000	1,000,673

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 6.93%, 01/15/39 (b),(d),(g)	$80,000	$79,881
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 7.63%, 01/15/27 (b),(d),(g)	626,400	625,703
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-5C2, Class XD, 1.64%, 11/15/30 (b),(d),(g),(j)	1,000,000	68,260
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(d),(g)	991,000	851,245
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.79%, 08/15/49 (b),(d),(g)	3,200,500	3,061,633
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 6.41%, 04/15/32 (b),(d),(g)	1,301,000	1,265,117
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(d)	339,000	297,081
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(d)	121,000	107,218
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(g)	1,691,000	1,553,779
Series 2019-6, Class D, 4.61%, 10/25/52 (b),(d),(g)	227,000	194,913
RFR Trust,
Series 2025-SGRM, Class F, 8.23%, 03/11/41 (b),(d),(g)	3,022,000	3,098,973
Series 2025-SGRM, Class E, 7.27%, 03/11/41 (b),(d),(g)	1,499,000	1,536,199
Series 2025-SGRM, Class X, 0.11%, 03/11/29 (b),(d),(g),(j)	1,204,000	2,360
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.80%, 10/10/48 (b),(d),(g)	205,000	150,569
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(d),(g)	1,720,000	1,464,360
Starwood Mortgage Trust, Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.34%, 11/15/36 (b),(d),(g)	125,000	124,451
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(g)	112,000	89,082
Series 2018-C9, Class D, 4.91%, 03/15/51 (b),(d),(g)	331,000	140,430
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(d)	103,000	78,981

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust,
Series 2025-5C7, Class XB, 0.85%, 12/15/58 (b),(g),(j)	$1,000,000	$37,204
Series 2025-5C7, Class XD, 2.30%, 12/15/58 (b),(d),(g),(j)	1,000,000	96,140
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(g)	992,000	952,178
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	2,991,000	1,629,763
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(d),(g)	81,932	81,562
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(d)	3,576,000	2,815,764
Series 2016-NXS5, Class E, 4.95%, 01/15/59 (b),(d),(g)	100,000	65,729
Series 2025-5C4, Class XD, 2.23%, 05/15/58 (b),(d),(g),(j)	1,000,000	81,633
Series 2025-5C6, Class XD, 2.22%, 10/15/58 (b),(d),(g),(j)	1,000,000	89,003
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, 1 mo. TSFR + 2.79%, 6.46%, 11/15/27 (b),(d),(g)	874,744	879,375
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(d),(g)	109,000	3,767

		47,515,509

Interest Only Commercial Mortgage-Backed Securities — 2.1%
Bank5,
Series 2024-5YR11, Class XD, 2.32%, 11/15/57 (b),(d),(g),(j)	1,000,000	72,738
Series 2024-5YR5, Class XD, 3.01%, 02/15/29 (b),(d),(g),(j)	1,000,000	78,676
Series 2025-5YR14, Class XD, 2.28%, 04/15/58 (b),(d),(g),(j)	1,000,000	81,893
Series 2026-5YR20, Class XD, 1.74%, 02/15/59 (b),(d),(g),(j)	1,000,000	77,161
BBCMS Mortgage Trust,
Series 2025-5C38, Class XD, 2.00%, 11/15/58 (b),(d),(g),(j)	1,000,000	83,599
Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(d),(g),(j)	4,299,000	491,634
Series 2025-5C34, Class XD, 2.56%, 05/15/58 (b),(d),(g),(j)	1,000,000	93,172
Series 2025-5C37, Class XD, 2.10%, 09/15/58 (b),(d),(g),(j)	1,000,000	81,994

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.17%, 07/15/56 (b),(d),(g),(j)	$1,000,000	$68,901
California Housing Finance Agency, Series X, Class X, 0.29%, 01/15/35 (b),(g),(j)	12,881,906	180,707
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(d),(g),(j)	19,612,000	79,919
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.17%, 12/15/72 (b),(d),(g),(j)	5,347,000	266,008
Series 2019-GC43, Class XD, 0.61%, 11/10/52 (b),(d),(g),(j)	5,918,000	125,000
COMM Mortgage Trust, Series 2014-UBS4, Class XA, 0.55%, 08/10/47 (b),(g),(j)	1,853,033	450
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class XD, 1.41%, 12/15/52 (b),(d),(g),(j)	4,452,333	193,409
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(d),(g),(j)	64,579,000	305,588
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K049, Class X3, 3.77%, 10/25/43 (b),(g),(j)	134,940	14
Series K061, Class X1, 0.15%, 11/25/26 (b),(g),(j)	14,957,019	8,451
Series K071, Class X1, 0.28%, 11/25/27 (b),(g),(j)	83,073,610	313,271
Series K085, Class X3, 2.31%, 12/25/45 (b),(g),(j)	1,000,000	54,500
Series K095, Class X3, 2.10%, 08/25/47 (b),(g),(j)	9,297,000	579,594
Series K102, Class X3, 1.89%, 12/25/46 (b),(g),(j)	1,000,000	61,609
Series K115, Class X3, 2.95%, 09/25/48 (b),(g),(j)	1,000,000	105,020
Series K118, Class X3, 2.69%, 10/25/48 (b),(g),(j)	652,000	64,714
Series K119, Class X3, 2.73%, 09/25/48 (b),(g),(j)	1,525,000	155,725
Series K122, Class X3, 2.63%, 01/25/49 (b),(g),(j)	1,000,000	100,678
Series K128, Class X3, 2.78%, 04/25/31 (b),(g),(j)	1,000,000	114,459
Series K143, Class X3, 3.14%, 04/25/50 (b),(g),(j)	1,000,000	152,210
Series K154, Class X1, 0.28%, 11/25/32 (b),(g),(j)	29,826,157	402,176
Series KLU1, Class X3, 4.04%, 01/25/31 (b),(g),(j)	9,819,672	1,288,989

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series KLU2, Class X1, 1.26%, 08/25/29 (b),(g),(j)	$36,310,741	$1,262,488
Series KLU2, Class X3, 4.25%, 08/25/29 (b),(g),(j)	5,393,010	586,943
Series KS11, Class XFX, 1.58%, 06/25/29 (b),(g),(j)	24,334,226	885,669
Series KW10, Class X3, 2.72%, 10/25/32 (b),(g),(j)	5,935,000	489,738
Federal Home Loan Mortgage Corp. REMICS,
Series 5322, Class DI, 3.00%, 10/25/51 (j)	12,497,010	1,900,233
Series 5645, Class PI, 6.00%, 11/25/53 (j)	44,294,000	7,928,759
Federal Home Loan Mortgage Corp. STRIPS, Series 303, Class C28, 4.50%, 01/15/43 (j)	7,327,648	1,367,610
Federal National Mortgage Association Interest STRIPS,
Series 409, Class C14, 3.50%, 04/25/42 (j)	10,155,027	1,585,901
Series 413, Class C35, 4.50%, 07/25/42 (j)	8,274,743	1,584,051
Federal National Mortgage Association REMICS,
Series 2020-41, Class GI, 4.00%, 10/15/44 (j)	27,833,788	5,377,599
Series 2020-65, Class JI, 4.00%, 09/25/50 (j)	9,195,012	1,905,280
Series 2021-67, Class GI, 3.50%, 10/25/51 (j)	22,563,208	3,794,658
Series 2022-4, Class WI, 3.00%, 02/25/52 (j)	23,126,844	2,361,297
Series 2025-18, Class SJ, 1 mo. SOFR + 7.05%, 3.39%, 03/25/55 (g),(j)	53,863,719	4,101,238
Government National Mortgage Association REMICS,
Series 2021-158, Class JI, 5.00%, 02/20/50 (j)	—	58,071
Series 2022-125, Class CI, 5.00%, 06/20/52 (j)	16,976,931	3,382,178
Series 2023-116, Class SJ, 1 mo. SOFR + 5.85%, 2.18%, 08/20/53 (g),(j)	54,808,080	2,795,431
Series 2023-149, Class SH, 1 mo. SOFR + 7.00%, 3.33%, 10/20/53 (g),(j)	29,058,630	2,516,971
Series 2023-183, Class SE, 1 mo. SOFR + 5.85%, 2.18%, 12/20/53 (g),(j)	41,217,796	2,495,325
Series 2023-96, Class SB, 1 mo. SOFR + 6.00%, 2.33%, 07/20/53 (g),(j)	23,816,548	1,468,028
Series 2024-164, Class SE, 1 mo. SOFR + 5.45%, 1.78%, 10/20/54 (g),(j)	58,986,080	2,918,277
Series 2024-20, Class SB, 1 mo. SOFR + 5.82%, 2.15%, 02/20/54 (g),(j)	22,046,878	1,308,019
Series 2024-20, Class SC, 1 mo. SOFR + 5.60%, 1.93%, 02/20/54 (g),(j)	22,046,878	1,174,503
Series 2024-200, Class CS, 1 mo. SOFR + 6.05%, 2.38%, 12/20/54 (g),(j)	58,844,676	3,792,951
Series 2024-200, Class SG, 1 mo. SOFR + 5.45%, 1.78%, 05/20/53 (g),(j)	51,638,127	2,538,943

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
Series 2024-8, Class SA, 1 mo. SOFR + 7.02%, 3.35%, 01/20/54 (g),(j)	$20,835,634	$1,795,573
Series 2025-120, Class IC, 4.50%, 01/20/50 (j)	—	24,375
Series 2025-120, Class ID, 4.50%, 06/20/52 (j)	21,359,532	4,167,843
Series 2025-209, Class BS, 1 mo. SOFR + 5.50%, 1.83%, 12/20/55 (g),(j)	47,296,658	2,279,510
Series 2026-53, Class MS, 1 mo. SOFR + 5.02%, 1.35%, 03/20/56 (g),(j)	100,000,000	3,206,900
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(g),(j)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.23%, 07/10/52 (b),(d),(g),(j)	2,219,000	76,300
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.40%, 11/13/52 (b),(d),(g),(j)	4,231,000	202,398
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(d),(g),(j)	20,401,000	103,474

		77,118,945

U.S. Government Sponsored Agency Securities — 47.0%
Government National Mortgage Association, TBA,
TBA, 30 Year Maturity, 5.50%, 04/01/56 (m)	96,000,000	96,554,976
TBA, 30 Year Maturity, 5.50%, 05/01/56 (m)	169,000,000	169,640,341
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 5.00%, 05/01/56 (m)	220,000,000	216,648,520
TBA, 30 Year Maturity, 5.50%, 04/01/56 (m)	506,000,000	508,253,218
TBA, 30 Year Maturity, 5.50%, 05/01/56 (m)	200,000,000	200,617,200
TBA, 30 Year Maturity, 6.00%, 05/01/56 (m)	50,000,000	50,896,500
TBA, 30 Year Maturity, 6.50%, 04/01/56 (m)	73,000,000	75,492,293
TBA, 30 Year Maturity, 6.50%, 05/01/56 (m)	363,000,000	375,137,994

		1,693,241,042

Total North America		1,874,346,474

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,903,238,366)		1,876,352,405

U.S. TREASURY OBLIGATIONS — 0.3%
North America — 0.3%
U.S. Treasury Bills, 0.00%, 04/14/26 (h)	12,500,000	12,483,615

Total North America		12,483,615

TOTAL U.S. TREASURY OBLIGATIONS (COST $12,483,829)		12,483,615

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value

CLOSED-END FUND — 1.1%
Pershing Square Holdings Ltd.	717,214	$37,707,486

TOTAL CLOSED-END FUND (COST $37,812,972)		37,707,486

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI India ETF (b)	114,176	5,348,004
State Street SPDR S&P Insurance ETF (b)	126	6,930
State Street Utilities Select Sector SPDR ETF (b)	242	11,105

TOTAL EXCHANGE-TRADED FUNDS (COST $5,677,633)		5,366,039

UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITY — 2.3%
Ruffer SICAV — Ruffer Total Return International Class I	40,229,307	84,429,247

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITY (COST $80,000,000)		84,429,247

WARRANTS — 0.0%
ATI Penny Warrant (a),(b)	111,184	1,890
ATI Warrant (a),(b)	100,595	0

TOTAL WARRANTS (COST $0)		1,890

INVESTMENTS IN INVESTEE FUNDS — 8.5%
North America — 8.5%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $1,893,877) (a),(n)	3	6,658,753
Asgard Fixed Income Risk Premia Fund (cost $58,293,738) (a),(n)	60,782	99,473,244
Kirkoswald Global Macro Fund Ltd. (cost $52,567,982) (a),(n)	476,987	68,932,177
Rokos Global Macro Fund Ltd. (cost $126,148,012) (a),(n)	527,922	132,178,350

Total North America		307,242,524

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $238,903,609)		307,242,524

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(e)	1,040	0
Gracell Biotechnologies, Inc. (a),(e)	5,000	0

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
ImageneBio, Inc. (a),(e)	1,700	$0
Pershing Square SPARC Holdings Ltd. (a),(e)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(e)	2,020,101	0
Tectonic Therapeutic, Inc. (a),(e)	450	0
TransCode Therapeutics, Inc. (a),(e)	1	0

TOTAL RIGHTS (COST $0)		0

TOTAL LONG-TERM INVESTMENTS (COST $4,073,735,526)		4,132,703,639

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.7%

Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	3	18	$658	$126	$(532)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	17	102	12,644	9,639	(3,005)
S&P 500 Index	9,000.00 USD	12/18/26	4,382	39,438,000	1,741,887	1,082,354	(659,533)
LITHIUM HYD FUT JUL 26	15.00 USD	8/04/26	20	300	6,146	121,200	115,054
LITHIUM HYD FUT AUG 26	15.00 USD	9/02/26	20	300	6,146	123,000	116,854
LITHIUM HYD FUT SEP 26	15.00 USD	10/02/26	20	300	6,146	123,600	117,454
LITHIUM HYD FUT OCT 26	15.00 USD	11/03/26	20	300	6,146	124,600	118,454
LITHIUM HYD FUT NOV 26	15.00 USD	12/02/26	20	300	6,147	127,800	121,653
LITHIUM HYD FUT DEC 26	15.00 USD	1/05/27	20	300	6,147	129,200	123,053
NAT GAS EURO OPT JUN 26	7.00 USD	5/26/26	1	7	113	71	(42)
NAT GAS EURO OPT MAY 26	7.00 USD	5/01/26	2	14	485	62	(423)
NAT GAS EURO OPT JUN 26	5.00 USD	5/26/26	1	5	273	193	(80)
NAT GAS EURO OPT MAY 26	5.00 USD	4/27/26	67	335	10,412	4,757	(5,655)
SOYBEAN OIL MAY 26	75.00 USD	4/24/26	68	5,100	62,067	15,708	(46,359)
SOYBEAN OIL JUL 26	70.00 USD	6/26/26	45	3,150	86,556	86,400	(156)
INVESCO QQQ TRUST SERIES 1 APR 26	630.00 USD	4/17/26	119	74,970	90,633	1,071	(89,562)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOYBEAN OIL SEP 26	70.00 USD	8/21/26	45	3,150	$94,917	$91,665	$(3,252)
ALUMINIUM SEP 26	3,550.00 USD	9/02/26	220	781,000	440,722	947,485	506,763
CORN FUT DEC 26	480.00 USD	11/20/26	90	43,200	87,481	164,812	77,331
CORN FUT DEC 26	580.00 USD	11/20/26	110	63,800	29,235	63,938	34,703
CORN FUT JUL 26	530.00 USD	6/26/26	110	58,300	17,548	33,688	16,140
CORN FUT JUL 26	480.00 USD	6/26/26	45	21,600	18,148	37,688	19,540
NAT GAS EURO OPT MAY 26	4.20 USD	4/27/26	44	185	110,014	5,544	(104,470)
US TSY NOTE 10YR SEP 26	114.00 USD	8/21/26	337	38,418	218,978	189,562	(29,416)
NAT GAS EURO OPT JUN 26	4.20 USD	5/26/26	44	185	110,014	17,644	(92,370)
SOYBEANS NOV 26	1,200.00 USD	10/23/26	45	54,000	50,772	97,875	47,103
LME Nickel 3Mo Call	20,000.00 USD	6/03/26	23	460,000	55,551	26,308	(29,243)
LME Copper 3Mo Call	13,500.00 USD	5/06/26	23	310,500	347,946	61,680	(286,266)
SUGAR OCT 26	20.00 USD	9/15/26	180	3,600	18,670	54,432	35,762
SUGAR OCT 26	17.00 USD	9/15/26	135	2,295	39,706	116,424	76,718
NAT GAS EURO FUT JUN 26	70.00 EUR	5/27/26	45	3,150	199,708	144,106	(55,602)
NAT GAS EURO FUT MAY 26	70.00 EUR	4/24/26	45	3,150	206,365	75,422	(130,943)
CRUDE OIL FUT MAY 26	95.00 USD	4/16/26	50	4,750	604,303	569,500	(34,803)
CRUDE OIL FUT MAY 26	120.00 USD	4/16/26	14	1,680	87,889	41,720	(46,169)
CRUDE OIL FUT MAY 26	150.00 USD	4/16/26	7	1,050	18,558	4,340	(14,218)
NAT GAS EURO OPT MAY 26	3.75 USD	4/27/26	56	210	37,538	12,376	(25,162)
NAT GAS EURO FUT MAR 27	70.00 EUR	2/24/27	90	6,300	982,290	591,436	(390,854)
NAT GAS EURO FUT FEB 27	70.00 EUR	1/27/27	90	6,300	888,443	582,805	(305,638)
NAT GAS EURO FUT JAN 27	70.00 EUR	12/24/26	90	6,300	983,612	598,656	(384,956)
ALUMINIUM MAY 26	3,300.00 USD	5/06/26	45	148,500	155,389	330,412	175,023
GOLD JUN 26	4,650.00 USD	5/26/26	45	209,250	684,091	1,111,050	426,959
SILVER JUL 26	80.00 USD	6/25/26	23	1,840	656,122	908,155	252,033
California Carbon Allowance Vintage DEC 26	45.00 USD	12/15/26	250	11,250	25,205	18,750	(6,455)
NAT GAS EURO OPT JUL 26	4.25 USD	6/25/26	45	191	73,814	38,295	(35,519)
NAT GAS EURO OPT AUG 26	4.25 USD	7/28/26	45	191	73,814	57,330	(16,484)
NAT GAS EURO OPT SEP 26	4.25 USD	8/26/26	45	191	73,814	67,230	(6,584)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO FUT NOV 26	70.00 EUR	10/27/26	45	3,150	$362,189	$254,058	$(108,131)
NAT GAS EURO FUT DEC 26	70.00 EUR	11/26/26	45	3,150	374,261	276,767	(97,494)
INVESCO QQQ TRUST SERIES 1 MAY 26	600.00 USD	5/15/26	119	71,400	102,007	117,453	15,446
NAT GAS EURO OPT MAY 26	8.00 USD	4/27/26	3	24	608	63	(545)

					$10,272,328	$9,658,450	$(613,878)

Exchange-Traded Put Options — 0.1%
LME Copper 3Mo Call	8,500.00 USD	12/02/26	22	187,000	$254,721	$24,574	$(230,147)
LME Copper 3Mo Call	8,500.00 USD	6/03/26	22	187,000	133,970	588	(133,382)
California Carbon Allowance Vintage DEC 26	20.00 USD	12/15/26	750	15,000	363,115	660,750	297,635
LME Copper 3Mo Call	9,000.00 USD	6/03/26	22	198,000	82,049	2,343	(79,706)
LITHIUM HYD FUT JUL 26	9.00 USD	8/04/26	20	180	10,147	200	(9,947)
LITHIUM HYD FUT AUG 26	9.00 USD	9/02/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT SEP 26	9.00 USD	10/02/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT OCT 26	9.00 USD	11/03/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT NOV 26	9.00 USD	12/02/26	20	180	10,140	400	(9,740)
LITHIUM HYD FUT DEC 26	9.00 USD	1/05/27	20	180	10,146	400	(9,746)
SGX IRON ORE APR 26	75.00 USD	4/30/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE APR 26	95.00 USD	4/30/26	108	10,260	32,130	108	(32,022)
SGX IRON ORE MAY 26	75.00 USD	5/29/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE MAY 26	95.00 USD	5/29/26	108	10,260	32,130	3,888	(28,242)
SGX IRON ORE JUN 26	75.00 USD	6/30/26	108	8,100	1,350	0	(1,350)
SGX IRON ORE JUN 26	95.00 USD	6/30/26	108	10,260	32,130	10,584	(21,546)
NAT GAS EURO OPT AUG 26	3.50 USD	7/28/26	22	77	81,297	108,394	27,097
NAT GAS EURO OPT JUL 26	3.50 USD	6/25/26	22	77	81,297	106,370	25,073

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUN 26	3.50 USD	5/26/26	22	77	$81,297	$131,186	$49,889
NAT GAS EURO OPT MAY 26	3.50 USD	4/27/26	22	77	81,297	142,934	61,637
NAT GAS EURO OPT OCT 26	3.50 USD	9/25/26	22	77	81,297	118,932	37,635
NAT GAS EURO OPT SEP 26	3.50 USD	8/28/26	22	77	81,297	120,296	38,999
CORN FUT DEC 26	430.00 USD	11/20/26	90	38,700	72,294	48,375	(23,919)
CORN FUT JUL 26	430.00 USD	6/26/26	45	19,350	28,273	12,094	(16,179)
California Carbon Allowance Vintage JUN 26	25.00 USD	6/15/26	1,700	42,500	1,432,394	1,020,000	(412,394)
US TSY NOTE 10YR SEP 26	109.00 USD	8/21/26	337	36,733	192,249	300,141	107,892
NAT GAS EURO OPT JUN 26	3.00 USD	5/26/26	44	132	57,214	108,460	51,246
E-Mini S&P 500 Index	6,700.00 USD	4/30/26	22	147,400	111,409	240,075	128,666
CRUDE OIL FUT SEP 26	60.00 USD	8/17/26	225	13,500	801,668	456,750	(344,918)
E-Mini S&P 500 Index	6,500.00 USD	4/30/26	68	442,000	384,131	458,150	74,019
NAT GAS EURO OPT MAY 26	2.25 USD	4/27/26	56	126	7,858	4,368	(3,490)
CRUDE OIL FUT JUN 26	70.00 USD	5/14/26	90	6,300	182,067	135,000	(47,067)
CRUDE FIN CSO 1MO AUG 26	0.00 USD	7/20/26	563	0	51,190	50,670	(520)
CRUDE FIN CSO 1MO JUL 26	0.00 USD	6/18/26	563	0	51,190	28,150	(23,040)
CRUDE FIN CSO 1MO SEP 26	0.00 USD	8/19/26	563	0	51,190	73,190	22,000
CRUDE FIN CSO 1MO DEC 26	0.00 USD	11/19/26	113	0	9,353	21,470	12,117
CRUDE FIN CSO 1MO NOV 26	0.00 USD	10/19/26	113	0	9,353	14,690	5,337
CRUDE FIN CSO 1MO OCT 26	0.00 USD	9/21/26	113	0	9,353	11,300	1,947
NAT GAS EURO OPT JUL 26	2.25 USD	6/25/26	45	102	16,214	9,675	(6,539)
NAT GAS EURO OPT AUG 26	2.25 USD	7/28/26	45	101	16,214	14,805	(1,409)
NAT GAS EURO OPT SEP 26	2.25 USD	8/26/26	45	101	16,214	24,975	8,761
California Carbon Allowance Vintage JUN 26	26.00 USD	6/15/26	750	19,500	518,115	525,000	6,885

					$5,500,891	$4,989,885	$(511,006)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.1%
SOFR Interest Rate Swaption Call 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	$472,325	(o)	$447,400	$(24,925)
SOFR Interest Rate Swaption Call 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,000	(o)	210,623	(4,377)
SOFR Interest Rate Swaption Call 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	(o)	187,049	(164,826)
SOFR Interest Rate Swaption Call 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	(o)	118,413	(239,087)
SOFR Interest Rate Swaption Call 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	(o)	190,738	(160,262)
SOFR Interest Rate Swaption Call 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000	(o)	352,535	(172,465)
SOFR Interest rate Swaption Call 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	(o)	186,095	(168,530)
SOFR Interest Rate Swaption Call 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	(o)	119,318	(238,182)
SOFR Interest Rate Swaption Call 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	(o)	187,741	(162,259)
SOFR Interest Rate Swaption Call 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225	(o)	351,890	(47,335)
USD CNH FX Option Call 6.9 4/29/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	205,841		70,590	(135,251)
USD CNH FX Option Call 7.1 4/29/27	J.P. Morgan Securities LLC	7.10 USD	4/29/27	10,750,000	76,325,000	101,889		30,344	(71,545)
XAG USD FX Option Call 135 4/23/26	Morgan Stanley Capital Services LLC	135.00 USD	7/23/26	1,000,000	135,000,000	149,999		34,753	(115,246)
XAG USD FX Option Call 130 4/23/26	Morgan Stanley Capital Services LLC	130.00 USD	4/23/26	1,000,000	130,000,000	154,200		2,554	(151,646)
XAU USD FX Call 8350 1/26/28	J.P. Morgan Securities LLC	8,350.00 USD	1/26/28	2,000,000	16,700,000,000	292,000		216,632	(75,368)
XAU USD FX Option Call 7000 4/28/26	Morgan Stanley & Co. LLC	7,000.00 USD	4/28/26	1,000,000	7,000,000,000	118,600		2,712	(115,888)
XAU USD FX Option Call 5250 4/23/26	J.P. Morgan Securities LLC	5,250.00 USD	4/23/26	2,000	10,500,000	400,000		44,183	(355,817)
EUR CHF FX Option Call .925 3/18/27	Morgan Stanley & Co. International PLC	0.93 EUR	3/18/27	30,557,253	28,265,459	247,962		391,624	143,662

						$5,404,541		$3,145,194	$(2,259,347)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options — 0.2%
SOFR Interest Rate Swaption Put 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	$472,325	(o)	$447,286	$(25,039)
SOFR Interest Rate Swaption Put 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,500	(o)	200,199	(15,301)
SOFR Interest Rate Swaption Put 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000	(o)	607,358	82,358
SOFR Interest Rate Swaption Put 5.375 6/30/27	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343	(o)	6,330	(12,013)
SOFR Interest Rate Swaption Put 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	(o)	470,619	118,744
SOFR Interest Rate Swaption Put 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	(o)	483,564	126,064
SOFR Interest Rate Swaption Put 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	(o)	480,721	123,221
SOFR Interest Rate Swaption Put 5.375 7/14/27	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295	(o)	3,297	(5,998)
SOFR Interest Rate Swaption Put 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	(o)	461,285	110,285
SOFR Interest Rate Swaption Put 5.375 12/18/26	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,783	(o)	1,404	(6,379)
SOFR Interest Rate Swaption Put 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	(o)	475,192	120,567
SOFR Interest Rate Swaption Put 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	(o)	467,620	117,620
SOFR Interest Rate Swaption Put 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225	(o)	406,667	7,442
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	175.00 USD	8/21/26	10	1,750	21,750		16,581	(5,169)
USD CNH FX Option Put 6.9 4//9/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	187,931		361,350	173,419
USD CHN FX Option Put 6.75 4/29/27	J.P. Morgan Securities LLC	6.75 USD	4/29/27	10,750,000	72,562,500	102,103		197,617	95,514
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	180.00 USD	8/21/26	10	1,800	23,570		19,059	(4,511)
Broadcom, Inc.	Bank Of America Merrill Lynch	330.00 USD	1/15/27	3	990	18,990		17,735	(1,255)
CDX IG45 Credit Swaption Put 60 12/20/2030	Morgan Stanley Capital Services LLC	60.00 USD	5/20/26	552,500,000	33,150,000,000	878,475		1,374,802	496,327

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CDX IG45 Credit Swaption Put 60 12/20/2030	Goldman Sachs & Co.	60.00 USD	5/20/26	138,000,000	8,280,000,000	$193,200	$343,389	$150,189
CDX IG45 Credit Swaption Put 60 12/20/2030	Goldman Sachs & Co.	60.00 USD	5/20/26	138,000,000	8,280,000,000	193,201	343,390	150,189

						$5,389,191	$7,185,465	$1,796,274

Total Purchased Options Outstanding						$26,566,951	$24,978,994	$(1,587,957)

Security Description	Shares	Value

REPURCHASE AGREEMENTS (p) — 1.3%
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,148,119) (q)	1,233,853	$1,233,853
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $667,637) (q)	717,492	717,492
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,642,910) (q)	2,940,668	2,940,668
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,546,423) (q)	1,720,648	1,720,648
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $485,857) (q)	541,607	541,607
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $837,488) (q)	933,587	933,587
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $978,011) (q)	1,059,138	1,059,138
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $570,746) (q)	618,089	618,089
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $488,528) (q)	529,562	529,562

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $285,851) (q)	309,861	$309,861
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $978,011) (q)	1,065,909	1,065,909
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $570,746) (q)	622,041	622,041
Barclays Capital, Inc., 3.15%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $514,214) (q)	562,884	562,884
Barclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $565,257) (q)	617,173	617,173
Barclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $452,773) (q)	494,368	494,368
Barclays Capital, Inc., 3.30%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $3,664,160) (q)	3,653,020	3,653,020
Barclays Capital, Inc., 3.30%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $2,140,325) (q)	2,133,817	2,133,817
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $547,328) (q)	556,143	556,143
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $527,812) (q)	536,313	536,313
Barclays Capital, Inc., 3.35%, dated 10/30/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $359,267) (q)	381,545	381,545
Barclays Capital, Inc., 3.15%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 02/12/2036, market value $1,776,696) (q)	1,862,031	1,862,031

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Barclays Capital, Inc., 1.70%, dated 03/17/2026, due On Demand (collateralized by Republic of Senegal 4.75% due 03/13/2028, market value $1,204,747) (q)	1,168,828	$1,350,990
JPMorgan Chase Bank, N.A., 3.25%, dated 01/06/2026, due 04/17/2026 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $431,120)	458,773	458,773
JPMorgan Chase Bank, N.A., 3.30%, dated 01/06/2026, due 04/17/2026 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,047,845)	1,127,220	1,127,220
JPMorgan Chase Bank, N.A., 3.25%, dated 01/06/2026, due 04/17/2026 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $591,339)	669,111	669,111
Barclays Capital, Inc., 3.45%, dated 01/15/2026, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,147,219) (q)	1,290,001	1,290,001
Barclays Capital, Inc., 1.70%, dated 03/16/2026, due On Demand (collateralized by Republic of Senegal 4.75% due 03/13/2028, market value $1,686,646) (q)	1,643,641	1,899,803
Barclays Capital, Inc., 3.45%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $758,389) (q)	812,550	812,550
Barclays Capital, Inc., 3.20%, dated 03/19/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,228,876) (q)	1,284,080	1,284,080
Barclays Capital, Inc., 1.70%, dated 03/19/2026, due On Demand (collateralized by Republic of Senegal 4.75% due 03/13/2028, market value $674,659) (q)	650,987	752,443
Barclays Capital, Inc., 3.62%, dated 03/25/2026, due On Demand (collateralized by US Treasury Notes, 4.00% due 11/15/2035, market value $4,258,409) (q)	4,352,739	4,352,739
Barclays Capital, Inc., 3.62%, dated 03/25/2026, due On Demand (collateralized by US Treasury Notes, 4.75% due 08/15/2055, market value $2,568,669) (q)	2,628,900	2,628,900
JPMorgan Chase Bank, N.A., 3.25%, dated 01/06/2026, due 04/17/2026 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $251,043)	267,145	267,145

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 3.25%, dated 01/06/2026, due 04/17/2026 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $344,867)	390,223	$390,223
JPMorgan Chase Bank, N.A., 3.30%, dated 01/06/2026, due 04/17/2026 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $651,061)	700,379	700,379
Barclays Capital, Inc., 3.45%, dated 01/15/2026, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $667,637) (q)	750,730	750,730
Barclays Capital, Inc., 3.45%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $410,536) (q)	439,855	439,855
Barclays Capital, Inc., 3.15%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 02/12/2036, market value $246,763) (q)	258,615	258,615
Barclays Capital, Inc., 3.20%, dated 03/19/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $965,546) (q)	1,008,920	1,008,920
Barclays Capital, Inc., 3.62%, dated 03/25/2026, due On Demand (collateralized by US Treasury Notes, 4.00% due 11/15/2035, market value $2,499,248) (q)	2,554,611	2,554,611
Barclays Capital, Inc., 3.62%, dated 03/25/2026, due On Demand (collateralized by US Treasury Notes, 4.75% due 08/15/2055, market value $1,488,109) (q)	1,523,003	1,523,003

TOTAL REPURCHASE AGREEMENTS (COST $47,600,585)	47,070,060	47,609,840

TOTAL INVESTMENTS IN SECURITIES — 116.8% (COST $4,147,903,062)		4,205,292,473

TOTAL SECURITIES SOLD SHORT — (38.6)% (PROCEEDS $1,396,268,723)		(1,389,813,367)

Other Assets and Liabilities (f) — 21.8%		786,534,448

Net Assets — 100.0%		$3,602,013,554

SECURITIES SOLD SHORT — (38.6)%
COMMON STOCK — (18.8)%
Africa — 0.0%
Materials — 0.0%
Sasol Ltd., ADR (a)	3,200	(41,472)

Total Africa		(41,472)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Asia — (0.9)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	17,047	$(16,669)
Hesai Group, ADR (a)	12,400	(237,088)
Li Auto, Inc., ADR (a)	44,500	(793,435)
Niu Technologies, ADR (a)	800	(2,312)
Polestar Automotive Holding U.K. PLC, ADR (a)	11	(203)
Toyota Motor Corp., ADR	9,100	(1,875,419)
Vinfast Auto Ltd. (a)	3,700	(14,245)
WeRide, Inc., ADR (a)	26,800	(216,812)
XPeng, Inc., ADR (a)	37,700	(645,047)

		(3,801,230)

Banks — 0.0%
Mitsubishi UFJ Financial Group, Inc., ADR	49,400	(838,318)
Mizuho Financial Group, Inc., ADR	14,600	(115,924)
Sumitomo Mitsui Financial Group, Inc., ADR	13,600	(268,600)

		(1,222,842)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(e)	5,388	(964)
EHang Holdings Ltd., ADR (a)	9,800	(95,158)
Furukawa Co., Ltd. (b)	100	(2,793)
OneConstruction Group Ltd. (a)	79	(164)

		(99,079)

Commercial & Professional Services — 0.0%
Acco Group Holdings Ltd. (a)	9	(12)
Guardforce AI Co., Ltd. (a)	5,600	(2,511)
Perpetuals.com Ltd., ADR (a)	40	(198)
VCI Global Ltd. (a)	6	(9)
YY Group Holding Ltd. (a)	1,300	(1,365)

		(4,095)

Consumer Durables & Apparel — 0.0%
Here Group Ltd., ADR (a)	3,000	(10,620)
Neo-Concept International Group Holdings Ltd. (a)	7	(12)
Sony Group Corp., ADR	2,900	(60,030)

		(70,662)

Consumer Services — 0.0%
BTC Digital Ltd. (a)	36	(40)
Chagee Holdings Ltd., ADR (a)	1,000	(9,310)
Genius Group Ltd. (a)	6,492	(2,113)
Jiade Ltd. (a)	7	(12)
MakeMyTrip Ltd. (a)	2,500	(93,225)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
VisionSys AI, Inc., ADR (a)	700	$(420)
Youdao, Inc., ADR (a)	2,100	(20,643)
Yum China Holdings, Inc.	600	(29,268)

		(155,031)

Diversified Financials — 0.0%
FinVolution Group, ADR	3,300	(15,807)
Futu Holdings Ltd., ADR (a)	1,400	(191,464)
Kaspi.KZ JSC, ADR (a)	3,300	(244,431)
mF International Ltd. (a)	100	(1,032)
Nomura Holdings, Inc., ADR	1,700	(13,413)
PayPay Corp., ADR (a)	100	(2,134)
Solowin Holdings (a)	289	(1,017)
Up Fintech Holding Ltd., ADR (a)	100	(630)
Waton Financial Ltd. (a)	463	(1,546)

		(471,474)

Energy — 0.0%
PTL Ltd. (a)	386	(2,220)

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	3,100	(7,967)

Food, Beverage & Tobacco — 0.0%
Oriental Rise Holdings Ltd. (a)	40	(26)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	20	(62)

Insurance — 0.0%
Prudential PLC, ADR	10,300	(292,829)

Materials — 0.0%
Tantech Holdings Ltd. (a)	40	(24)

Media & Entertainment — (0.3)%
Baidu, Inc., ADR (a)	86,900	(9,682,398)
Darkiris, Inc. (a)	300	(87)
Fangdd Network Group Ltd. (a)	200	(220)
Haoxi Health Technology Ltd. (a)	200	(210)
iQIYI, Inc., ADR (a)	200	(270)
Nintendo Co., Ltd. (b)	400	(22,834)
Oriental Culture Holding Ltd. (a)	500	(315)
So-Young International, Inc., ADR (a)	2,800	(7,644)
Webtoon Entertainment, Inc. (a)	2,900	(26,651)
WiMi Hologram Cloud, Inc. (a)	10	(19)
Yueda Digital Holding (a)	1,400	(1,349)

		(9,741,997)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
China SXT Pharmaceuticals, Inc. (a)	49	$(82)
Dr. Reddy’s Laboratories Ltd., ADR	9,600	(132,960)
NovaBridge Biosciences, ADR (a)	2,300	(5,658)
Takeda Pharmaceutical Co., Ltd., ADR	36,500	(675,980)

		(814,680)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	126,500	(1,893,705)
Ohmyhome Ltd. (a)	200	(246)
Reitar Logtech Holdings Ltd. (a)	1,000	(508)

		(1,894,459)

Retailing — (0.4)%
Alibaba Group Holding Ltd., ADR (b)	114,671	(14,386,624)
Cango, Inc., ADR (a)	14,300	(5,877)
Coupang, Inc. (a)	7,900	(149,152)
JD.com, Inc., ADR	17,200	(508,604)
MINISO Group Holding Ltd., ADR	400	(6,480)
Park Ha Biological Technology Co., Ltd. (a)	400	(420)
PDD Holdings, Inc., ADR (a)	1,700	(173,706)
Smart Share Global Ltd., ADR (a)	275	(311)
SMJ International Holdings, Inc. (a)	100	(310)
Uxin Ltd., ADR (a)	1,188	(3,647)

		(15,235,131)

Semiconductors & Semiconductor Equipment — 0.0%
ASE Technology Holding Co., Ltd., ADR	800	(17,344)
Disco Corp. (b)	100	(40,758)
Himax Technologies, Inc., ADR	3,500	(27,545)
Lasertec Corp. (a),(b)	100	(22,257)
Renesas Electronics Corp. (b)	200	(2,859)
SCREEN Holdings Co., Ltd. (b)	100	(5,958)
STMicroelectronics NV (b)	564	(19,486)
SUMCO Corp. (b)	200	(2,210)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	3,511	(1,186,542)
United Microelectronics Corp., ADR (b)	12	(108)

		(1,325,067)

Software & Services — 0.0%
AMTD Digital, Inc., ADR (a)	20,762	(32,389)
Bit Origin Ltd. (a)	390	(874)
Chaince Digital Holdings, Inc. (a)	2,100	(8,358)
Datasea, Inc. (a)	33	(30)
GDS Holdings Ltd., ADR (a)	200	(8,058)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Gorilla Technology Group, Inc. (a)	7,200	$(75,816)
Heartcore Enterprises, Inc.	1,000	(224)
Infosys Ltd., ADR (b)	1,924	(25,993)
Kingsoft Cloud Holdings Ltd., ADR (a)	21,800	(291,248)
Link Motion, Inc., ADR (a),(e)	11,000	0
MMTEC, Inc. (a)	1,795	(8,472)
Next Technology Holding, Inc. (a)	971	(1,991)
Orangekloud Technology, Inc. (a)	600	(624)
Pony AI, Inc., ADR (a)	11,800	(111,392)
SOLAI Ltd., ADR (a)	300	(236)
T3 Defense, Inc. (a)	9,300	(6,671)
The9 Ltd., ADR (a)	237	(1,299)
Tuya, Inc., ADR (a)	1,600	(3,696)
U-BX Technology Ltd. (a)	100	(334)
Xiao I Corp., ADR (a)	1,400	(164)
Youxin Technology Ltd. (a)	100	(97)

		(577,966)

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	16,600	(7,168)
CCSC Technology International Holdings Ltd. (a)	200	(87)
Creative Global Technology Holdings Ltd. (a)	6	(6)
Fabrinet (a),(b)	276	(143,940)
TROOPS, Inc. (a)	700	(1,428)

		(152,629)

Telecommunication Services — 0.0%
Chunghwa Telecom Co., Ltd., ADR	2,000	(84,480)
FingerMotion, Inc. (a)	3,725	(3,706)

		(88,186)

Transportation — 0.0%
Full Truck Alliance Co., Ltd., ADR	5,300	(43,990)
Grab Holdings Ltd., Class A (a)	22,600	(82,716)
Ryde Group Ltd. (a)	1,400	(764)
Smart Logistics Global Ltd. (a)	28	(20)
ZTO Express Cayman, Inc., ADR	17,700	(445,509)

		(572,999)

Utilities — 0.0%
ReNew Energy Global PLC (a)	1,000	(4,580)

Total Asia		(36,535,235)

Europe — (0.3)%
Automobiles & Components — 0.0%
Dr. Ing hc F Porsche AG, Preference Shares (b)	92	(4,191)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Mercedes-Benz Group AG (b)	4,068	$(250,031)
Volkswagen AG, Preference Shares (b)	273	(27,926)

		(282,148)

Banks — 0.0%
HSBC Holdings PLC, ADR	100	(8,249)
Lloyds Banking Group PLC, ADR	17,800	(89,534)

		(97,783)

Capital Goods — 0.0%
ABB Ltd. (b)	2,038	(165,706)
Aebi Schmidt Holding AG	800	(7,768)
Cadeler AS, ADR (a)	100	(2,353)
Daimler Truck Holding AG (b)	1,363	(67,122)
Fusion Fuel Green PLC (a)	11	(31)
Hensoldt AG (a),(b)	167	(14,821)
Knorr-Bremse AG (b)	133	(15,196)
RENK Group AG (b)	48	(2,869)
SKF AB (a),(b)	553	(13,331)
Vertical Aerospace Ltd. (a)	11,500	(25,415)
Vestas Wind Systems AS (b)	1,401	(42,269)
Wallbox NV (a)	155	(384)
Wartsila OYJ Abp (b)	953	(35,497)

		(392,762)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	2,100	(153,300)
RELX PLC, ADR (b)	216	(7,160)
Rentokil Initial PLC, ADR	25,100	(790,148)
Wolters Kluwer NV (a),(b)	1,337	(99,858)

		(1,050,466)

Consumer Durables & Apparel — 0.0%
adidas AG (b)	106	(17,157)
AiRWA, Inc. (a)	12,300	(10,280)
Amer Sports, Inc. (a)	25,900	(852,628)
Birkenstock Holding PLC (a)	9,200	(329,636)
Ermenegildo Zegna NV	499	(5,200)
On Holding AG (a)	5,400	(183,708)

		(1,398,609)

Consumer Services — 0.0%
Genius Sports Ltd. (a)	9,600	(42,528)
Pearson PLC, ADR	3,000	(39,390)
Sportradar Group AG, Class A (a)	1,300	(21,762)
Super Group SGHC Ltd.	1,500	(16,200)

		(119,880)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Diversified Financials — 0.0%
Julius Baer Group Ltd. (b)	561	$(41,264)
Klarna Group PLC (a)	400	(5,236)
Marex Group PLC	1,019	(45,427)
Partners Group Holding AG (b)	66	(71,137)
UBS Group AG	5,865	(229,146)

		(392,210)

Energy — 0.0%
Equinor ASA, ADR (b)	8,003	(337,727)
Seadrill Ltd. (a)	11,900	(541,450)
SFL Corp. Ltd.	13,000	(140,270)
TechnipFMC PLC	1,400	(96,782)

		(1,116,229)

Food, Beverage & Tobacco — (0.1)%
Anheuser-Busch InBev SA, ADR	5,800	(402,346)
Diageo PLC, ADR	30,700	(2,285,615)
Magnum Ice Cream Co. NV (a)	3,500	(52,325)

		(2,740,286)

Health Care Equipment & Services — 0.0%
Koninklijke Philips NV	21,404	(586,470)
Nyxoah SA (a)	200	(584)
OneMedNet Corp. (a)	8,103	(6,888)
Smith & Nephew PLC, ADR	9,200	(292,376)

		(886,318)

Insurance — 0.0%
Zurich Financial Services UKISA Ltd. (a),(b)	47	(33,220)

Materials — 0.0%
ArcelorMittal SA	11,800	(613,364)
Atlas Lithium Corp. (a)	3,800	(16,530)
BASF SE (b)	700	(43,113)
Critical Metals Corp. (a)	37,700	(299,338)
Lifezone Metals Ltd. (a)	500	(1,680)
Mercer International, Inc.	600	(852)
Titan America SA (a)	1,500	(22,470)

		(997,347)

Media — 0.0%
Criteo SA, ADR (a)	200	(3,586)

Media & Entertainment — 0.0%
Brera Holdings PLC (a)	6,500	(5,096)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Gambling.com Group Ltd. (a)	2,500	$(9,700)
Manchester United PLC (a)	500	(8,410)
WPP PLC, ADR	7,300	(113,515)

		(136,721)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alvotech SA (a)	5,000	(17,150)
AstraZeneca PLC, ADR	150	(29,583)
Autolus Therapeutics PLC, ADR (a)	13,800	(19,044)
DBV Technologies SA, ADR (a)	200	(4,178)
GH Research PLC (a)	300	(4,218)
Immatics NV (a)	3,300	(32,472)
InflaRx NV (a)	100	(89)
IO Biotech, Inc. (a)	500	(29)
Mainz Biomed NV (a)	3,600	(1,706)
Merck KGaA (a),(b)	339	(43,071)
Newamsterdam Pharma Co. NV (a)	2,900	(92,829)
Novo Nordisk AS, ADR (b)	5,100	(187,425)
Novo Nordisk AS (b)	248	(8,857)
NuCana PLC, ADR (a)	271	(382)
Tiziana Life Sciences Ltd. (a)	1,200	(1,404)

		(442,437)

Semiconductors & Semiconductor Equipment — (0.1)%
Be Semiconductor Industries (a),(b)	37	(7,925)
NXP Semiconductors NV (b)	10,015	(1,971,553)
Sequans Communications SA, ADR (a)	300	(759)
WISeKey International Holding Ltd., ADR (a)	500	(3,070)

		(1,983,307)

Software & Services — 0.0%
Argo Blockchain PLC, ADR (a)	100	(287)
Arqit Quantum, Inc. (a)	110	(1,458)
Endava PLC, ADR (a)	1,600	(7,072)
Nebius Group NV (a),(b)	40	(4,150)
SAP SE, ADR (b)	169	(28,934)
SAP SE (b)	251	(42,791)

		(84,692)

Technology Hardware & Equipment — (0.1)%
Logitech International SA (b)	303	(28,138)
Logitech International SA (b)	425	(38,726)
Nokia OYJ, ADR	229,900	(1,848,396)
SCHMID Group NV (a)	200	(1,060)
Telefonaktiebolaget LM Ericsson, ADR	57,900	(652,533)

		(2,568,853)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Telecommunication Services — 0.0%
Deutsche Telekom AG (a),(b)	8,942	$(333,745)
Liberty Global Ltd., Class A (a)	1,000	(12,090)

		(345,835)

Transportation — 0.0%
Deutsche Lufthansa AG (b)	4,148	(35,323)
Deutsche Post AG (b)	1,153	(60,771)
Ryanair Holdings PLC, ADR	4,650	(268,770)

		(364,864)

Utilities — 0.0%
National Grid PLC, ADR	6,700	(566,820)
Vojvodinapromet doo Vrbas (a)	9,200	(21,160)

		(587,980)

Total Europe		(16,025,533)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	104	(259)
Mobileye Global, Inc., Class A (a),(b)	3,699	(25,412)
REE Automotive Ltd. (a)	1,057	(634)

		(26,305)

Capital Goods — 0.0%
A2Z Cust2Mate Solutions Corp. (a)	6,500	(43,355)
Brenmiller Energy Ltd. (a)	400	(241)
Kornit Digital Ltd. (a)	700	(10,262)
Silynxcom Ltd. (a)	100	(97)

		(53,955)

Diversified Financials — 0.0%
Etoro Group Ltd. (a)	600	(18,018)

Health Care Equipment & Services — 0.0%
GlucoTrack, Inc. (a)	300	(195)
Lifeward Ltd. (a)	50	(332)
Nano-X Imaging Ltd. (a)	2,500	(5,675)

		(6,202)

Media & Entertainment — 0.0%
Nexxen International Ltd. (a)	1,100	(7,172)
Perion Network Ltd. (a)	700	(6,993)

		(14,165)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BiomX, Inc. (a)	10	$(38)
NeuroSense Therapeutics Ltd. (a)	300	(227)
SciSparc Ltd. (a)	125	(458)
XTL Biopharmaceuticals Ltd., ADR (a)	10	(24)

		(747)

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	4,100	(10,742)
Global-e Online Ltd. (a)	13,500	(416,475)

		(427,217)

Semiconductors & Semiconductor Equipment — 0.0%
Tower Semiconductor Ltd. (a)	200	(35,096)

Software & Services — 0.0%
Hub Cyber Security Ltd. (a)	46	(5)
Nice Ltd., ADR (a),(b)	4,970	(547,992)
Wix.com Ltd. (a),(b)	321	(2,702)

		(550,699)

Technology Hardware & Equipment — 0.0%
Arbe Robotics Ltd. (a)	32,400	(19,764)
Gauzy Ltd. (a)	190	(145)
Innoviz Technologies Ltd. (a)	300	(190)
ParaZero Technologies Ltd. (a)	6,950	(5,358)
Rail Vision Ltd. (a)	653	(5,407)
Wearable Devices Ltd. (a)	546	(787)

		(31,651)

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	37,800	(996,030)

Total Middle East		(2,160,085)

North America — (17.6)%
Automobiles & Components — (0.1)%
Aptiv PLC (a)	23,000	(1,597,120)
BorgWarner, Inc.	1,400	(75,964)
Empery Digital, Inc. (a)	5,051	(21,366)
Envirotech Vehicles, Inc. (a)	100	(167)
Faraday Future Intelligent Electric, Inc. (a)	65,700	(18,054)
FLY-E Group, Inc. (a)	2	(4)
Fox Factory Holding Corp. (a)	900	(14,814)
Goodyear Tire & Rubber Co. (a)	37,200	(246,636)
Kodiak AI, Inc. (a)	100	(694)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
LCI Industries	100	$(12,298)
Lear Corp.	2,300	(278,484)
Livewire Group, Inc. (a)	300	(498)
Lucid Group, Inc. (a)	0	(2)
Lucid Group, Inc. (a)	66,443	(633,202)
Patrick Industries, Inc.	1,150	(127,730)
Solid Power, Inc. (a)	6,900	(20,700)
Stellantis NV	65,200	(462,268)
Stellantis NV (b)	1,534	(11,087)
Tesla, Inc. (a),(b)	206	(76,580)
Worksport Ltd. (a)	3,705	(3,890)
XPEL, Inc. (a)	900	(39,834)

		(3,641,392)

Banks — (3.1)%
Ameris Bancorp	300	(23,397)
Atlantic Union Bankshares Corp.	30	(1,072)
Axos Financial, Inc. (a)	49,897	(4,245,736)
Bank of Marin Bancorp	17,047	(436,915)
Bank of Montreal	100	(13,534)
Bank OZK	104,390	(4,790,457)
Bankwell Financial Group, Inc.	6,936	(336,535)
Beacon Financial Corp.	38	(1,140)
BOK Financial Corp.	6,009	(769,513)
Burke & Herbert Financial Services Corp.	11,154	(694,783)
Canadian Imperial Bank of Commerce	1,400	(132,650)
Capital Bancorp, Inc.	22,115	(657,700)
Citigroup, Inc.	57,685	(6,542,056)
Citizens Financial Group, Inc.	86,239	(5,171,753)
City Holding Co.	37,827	(4,521,083)
Columbia Banking System, Inc.	9,400	(257,842)
Customers Bancorp, Inc. (a)	8,206	(569,578)
East West Bancorp, Inc.	93,408	(9,972,238)
Eastern Bankshares, Inc.	1,700	(33,252)
Fifth Third Bancorp	186	(8,642)
First Hawaiian, Inc.	65,779	(1,620,795)
Firstsun Capital Bancorp (a)	222	(8,094)
FNB Corp.	16,780	(280,562)
Hancock Whitney Corp.	133,362	(8,480,490)
Home BancShares, Inc.	126,002	(3,393,234)
Huntington Bancshares, Inc.	384,631	(6,019,475)
JPMorgan Chase & Co. (b)	809	(237,975)
M&T Bank Corp. (b)	948	(195,971)
Nicolet Bankshares, Inc.	37	(5,499)
OceanFirst Financial Corp.	27,120	(489,245)
Old National Bancorp	37,012	(817,965)
Orrstown Financial Services, Inc.	13	(469)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Pathward Financial, Inc.	51,172	$(4,566,078)
Patriot National Bancorp, Inc. (a)	1,900	(2,451)
Pinnacle Financial Partners, Inc.	400	(34,456)
Preferred Bank	58,787	(5,331,393)
Regions Financial Corp.	264,691	(6,913,729)
ServisFirst Bancshares, Inc.	7,561	(550,668)
Texas Capital Bancshares, Inc. (a)	47,844	(4,539,439)
Toronto-Dominion Bank	40,100	(3,741,731)
Triumph Financial, Inc. (a)	33,652	(2,007,678)
U.S. Bancorp	107,161	(5,573,444)
UMB Financial Corp.	46,829	(5,281,843)
United Bankshares, Inc.	3,356	(139,006)
Valley National Bancorp	230,757	(2,833,696)
Washington Trust Bancorp, Inc.	15,403	(515,384)
Webster Financial Corp.	1,200	(83,304)
Wells Fargo & Co. (b)	1,093	(87,014)
Wintrust Financial Corp.	105	(14,589)
Zions Bancorp NA	13,843	(797,634)

		(103,743,187)

Capital Goods — (1.0)%
374Water, Inc. (a)	910	(2,584)
A.O. Smith Corp. (b)	849	(55,983)
AAR Corp. (a)	300	(32,838)
Advanced Drainage Systems, Inc.	1,200	(164,556)
AeroVironment, Inc. (a)	5,200	(951,860)
AgEagle Aerial Systems, Inc. (a)	13,900	(12,566)
AirJoule Technologies Corp. (a)	200	(502)
AIRO Group Holdings, Inc. (a)	700	(5,324)
Allegion PLC (b)	221	(32,109)
Alliance Laundry Holdings, Inc. (a)	400	(8,296)
Allison Transmission Holdings, Inc.	600	(70,236)
Ameresco, Inc., Class A (a)	200	(5,100)
American Woodmark Corp. (a)	200	(7,966)
API Group Corp. (a)	7,700	(312,004)
Archer Aviation, Inc. (a)	238,200	(1,231,494)
Array Technologies, Inc. (a)	9,500	(68,685)
ATS Corp. (a)	2,800	(78,960)
Axon Enterprise, Inc. (a)	4,900	(2,080,981)
Beam Global (a)	2,500	(3,675)
Blink Charging Co. (a)	39,600	(22,449)
Boeing Co. (a)	7,700	(1,532,531)
Builders FirstSource, Inc. (a),(b)	1,442	(118,720)
Byrna Technologies, Inc. (a)	4,900	(44,982)
Cadre Holdings, Inc.	3,400	(104,312)
CAE, Inc. (a)	600	(15,630)
Carlisle Cos., Inc.	240	(80,069)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Carpenter Technology Corp.	100	$(39,415)
Carrier Global Corp.	6,100	(343,491)
Caterpillar, Inc. (b)	127	(89,974)
CEA Industries, Inc. (a)	100	(292)
Cleancore Solutions, Inc. (a)	11,470	(4,087)
Columbus McKinnon Corp.	1,100	(15,983)
Comfort Systems USA, Inc.	300	(413,697)
Construction Partners, Inc. (a)	300	(33,336)
Core & Main, Inc., Class A (a)	13,400	(661,960)
CSW Industrials, Inc.	1,080	(281,426)
Deere & Co. (b)	1,959	(1,103,505)
DNOW, Inc. (a)	10,300	(122,673)
Draganfly, Inc. (a)	2,400	(11,784)
Dragonfly Energy Holdings Corp. (a)	2,840	(4,942)
Dycom Industries, Inc. (a)	120	(40,658)
Eaton Corp. PLC (b)	6,968	(2,492,245)
EMCOR Group, Inc.	100	(73,831)
Emerson Electric Co. (b)	7,474	(979,243)
Energous Corp. (a)	616	(9,665)
Energy Focus, Inc. (a)	7	(14)
Enovix Corp. (a)	4,000	(20,720)
ESS Tech, Inc. (a)	4,913	(5,748)
Eve Holding, Inc. (a)	700	(1,736)
Fastenal Co. (b)	38,862	(1,803,197)
Ferguson Enterprises, Inc. (b)	5,770	(1,345,910)
Ferrovial SE	7	(455)
Firefly Aerospace, Inc. (a)	5,600	(159,432)
Fluor Corp. (a)	800	(37,320)
Flux Power Holdings, Inc. (a)	300	(321)
Fortune Brands Innovations, Inc. (b)	2,174	(84,721)
Founder Group Ltd. (a)	57	(155)
FTAI Aviation Ltd. (b)	3,019	(739,655)
FTC Solar, Inc. (a)	1,734	(6,555)
GE Vernova, Inc. (b)	269	(234,810)
Griffon Corp.	100	(7,268)
Hayward Holdings, Inc. (a)	2,000	(26,760)
Herc Holdings, Inc.	25	(2,489)
Hillman Solutions Corp. (a)	700	(5,824)
Hubbell, Inc.	200	(98,148)
Hyperscale Data, Inc. (a)	109,900	(16,529)
IES Holdings, Inc. (a)	120	(57,176)
Ingersoll Rand, Inc.	6,152	(492,898)
Inlif Ltd. (a)	2,187	(703)
Intuitive Machines, Inc. (a)	1,300	(24,128)
iPower, Inc. (a)	97	(135)
ITT, Inc. (b)	44	(8,383)
JBT Marel Corp.	400	(51,148)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
JELD-WEN Holding, Inc. (a)	500	$(620)
Karman Holdings, Inc. (a)	400	(32,020)
Kratos Defense & Security Solutions, Inc. (a)	2,100	(148,071)
KULR Technology Group, Inc. (a)	7,500	(17,775)
Laser Photonics Corp. (a)	30	(30)
Legence Corp. (a)	1,900	(107,274)
Masco Corp. (b)	2,253	(136,014)
Masterbrand, Inc. (a)	3,400	(28,254)
MDA Space Ltd. (a)	300	(7,596)
Microvast Holdings, Inc. (a)	100	(150)
Middleby Corp. (a)	2,600	(344,708)
Modine Manufacturing Co. (a)	14,800	(3,207,308)
Momentus, Inc. (a)	400	(1,472)
MSC Industrial Direct Co., Inc.	200	(18,454)
Mueller Industries, Inc.	400	(44,320)
Nauticus Robotics, Inc. (a)	8,900	(4,438)
NeoVolta, Inc. (a)	4,400	(13,552)
New Horizon Aircraft Ltd. (a)	6,000	(8,460)
Nextpower, Inc., Class A (a)	7,796	(939,808)
Northann Corp. (a)	31	(4)
Nuburu, Inc. (a)	42,300	(7,500)
NuScale Power Corp. (a),(b)	6,427	(69,669)
nVent Electric PLC	300	(35,484)
Pentair PLC	500	(43,555)
Powell Industries, Inc.	980	(530,258)
Power Solutions International, Inc. (a)	200	(12,176)
PowerBank Corp. (a)	1,200	(642)
Primoris Services Corp.	1,700	(243,168)
Quanex Building Products Corp.	600	(10,782)
Quanta Services, Inc.	5,960	(3,272,159)
QXO, Inc. (a)	36,825	(715,141)
Red Cat Holdings, Inc. (a)	18,100	(236,929)
Regal Rexnord Corp.	800	(149,808)
Resideo Technologies, Inc. (a)	11,300	(380,923)
Rocket Lab Corp. (a)	66,800	(4,289,896)
Rockwell Automation, Inc. (b)	848	(304,330)
RYTHM, Inc. (a)	200	(3,450)
Safe Pro Group, Inc. (a)	200	(762)
Satellogic, Inc. (a)	7,100	(38,624)
Shoals Technologies Group, Inc. (a)	12,600	(82,908)
Sidus Space, Inc. (a)	21,200	(49,184)
SiteOne Landscape Supply, Inc. (a),(b)	715	(95,174)
SKYX Platforms Corp. (a)	500	(560)
SolarMax Technology, Inc. (a)	1,500	(1,052)
StandardAero, Inc. (a)	4,600	(118,818)
Stardust Power, Inc. (a)	760	(1,794)
Starfighters Space, Inc. (a)	400	(2,368)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Sterling Infrastructure, Inc. (a)	160	$(65,163)
SunPower, Inc. (a)	881	(1,119)
Tecnoglass, Inc.	300	(13,365)
Terra Innovatum Global NV (a)	1,300	(6,032)
Terrestrial Energy, Inc. (a)	2,700	(16,214)
Trane Technologies PLC (b)	27	(11,252)
Valmont Industries, Inc.	60	(23,974)
Velo3D, Inc. (a)	3,000	(28,170)
Vertiv Holdings Co. (b)	9,240	(2,315,359)
Vicor Corp. (a)	300	(48,300)
Virgin Galactic Holdings, Inc. (a)	10	(24)
Voyager Technologies, Inc. (a)	8,400	(196,476)
VSE Corp.	4,300	(792,920)
Watsco, Inc. (b)	194	(70,575)
WESCO International, Inc.	1,000	(273,620)
WillScot Holdings Corp.	100	(1,736)
WW Grainger, Inc. (b)	27	(29,452)

		(38,650,150)

Commercial & Professional Services — (0.1)%
Amentum Holdings, Inc. (a)	9	(235)
Asure Software, Inc. (a)	200	(1,720)
Automatic Data Processing, Inc. (b)	155	(31,493)
Bitcoin Depot, Inc. (a)	346	(754)
Booz Allen Hamilton Holding Corp.	300	(23,409)
Bridger Aerospace Group Holdings, Inc. (a)	2,200	(4,356)
Broadridge Financial Solutions, Inc. (b)	256	(41,595)
Casella Waste Systems, Inc. (a)	12,600	(999,684)
Clarivate PLC (a)	11,700	(29,601)
Conduent, Inc. (a)	1,200	(1,536)
Enviri Corp. (a)	2,000	(39,240)
Equifax, Inc. (b)	634	(114,164)
First Advantage Corp. (a)	586	(6,891)
Greenwave Technology Solutions, Inc. (a)	129	(432)
HNI Corp.	1,566	(52,289)
Knightscope, Inc. (a)	4,788	(19,966)
Korn Ferry	100	(6,295)
LanzaTech Global, Inc. (a)	46	(736)
Legalzoom.com, Inc. (a)	100	(567)
Montrose Environmental Group, Inc. (a)	4,000	(87,560)
Nixxy, Inc. (a)	7,900	(8,414)
Odyssey Marine Exploration, Inc. (a)	3,500	(2,919)
Parsons Corp. (a)	100	(5,417)
Paychex, Inc. (b)	295	(27,175)
Paycom Software, Inc. (b)	81	(9,845)
Perma-Fix Environmental Services, Inc. (a)	3,100	(33,139)
Pitney Bowes, Inc.	200	(2,210)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
RB Global, Inc.	27,300	$(2,616,705)
Skillsoft Corp. (a)	800	(3,432)
Spire Global, Inc. (a)	50	(629)
SS&C Technologies Holdings, Inc. (b)	14,707	(993,752)
Tetra Tech, Inc.	500	(15,060)
Thomson Reuters Corp. (b)	1,511	(135,960)
Thomson Reuters Corp. (b)	75	(6,769)
TIC Solutions, Inc. (a)	48,900	(321,762)
TransUnion (b)	10,278	(711,135)
UL Solutions, Inc.	100	(8,571)
UniFirst Corp.	200	(50,318)
Veralto Corp.	899	(79,490)
Vestis Corp. (a)	100	(786)
Youlife Group, Inc., ADR (a)	300	(297)

		(6,496,308)

Consumer Durables & Apparel — (0.2)%
Algorhythm Holdings, Inc. (a)	1,795	(1,957)
Callaway Golf Co. (a)	1,300	(18,044)
Capri Holdings Ltd. (a)	100	(1,762)
Champion Homes, Inc. (a)	2,100	(156,177)
Columbia Sportswear Co.	500	(27,405)
Crocs, Inc. (a)	900	(74,718)
Deckers Outdoor Corp. (a),(b)	349	(34,931)
DR Horton, Inc. (b)	145	(19,897)
Dream Finders Homes, Inc. (a)	2,700	(37,584)
Funko, Inc. (a)	400	(1,260)
Gildan Activewear, Inc.	8,900	(495,285)
GoPro, Inc. (a)	200	(154)
Hasbro, Inc.	700	(65,520)
Helen of Troy Ltd. (a)	400	(5,768)
Installed Building Products, Inc. (b)	1,035	(274,430)
Koss Corp. (a)	100	(358)
La-Z-Boy, Inc.	100	(3,214)
Lifetime Brands, Inc.	400	(2,296)
Lululemon Athletica, Inc. (a)	1,500	(229,650)
Mattel, Inc. (a)	7,400	(107,522)
Newell Brands, Inc.	5,700	(19,551)
NIKE, Inc., Class B (b)	10,130	(535,067)
Playboy, Inc. (a)	464	(705)
PulteGroup, Inc. (b)	617	(72,565)
PVH Corp. (b)	7,141	(498,156)
SharkNinja, Inc. (a)	3,600	(381,240)
Smith Douglas Homes Corp. (a)	100	(1,280)
Somnigroup International, Inc.	18,000	(1,330,560)
Sonos, Inc. (a)	10,900	(146,060)
Steven Madden Ltd.	5,500	(186,560)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Tapestry, Inc.	100	$(14,111)
TopBuild Corp. (a)	5,780	(2,030,514)
Traeger, Inc. (a)	16	(464)
Tri Pointe Homes, Inc. (a)	200	(9,346)
Under Armour, Inc. (a)	700	(4,137)
Wolverine World Wide, Inc.	100	(1,632)
YETI Holdings, Inc. (a)	1,200	(43,908)

		(6,833,788)

Consumer Services — (1.1)%
Allied Gaming & Entertainment, Inc. (a)	2,900	(793)
Aramark	1,700	(68,918)
Aureus Greenway Holdings, Inc. (a)	3,300	(11,187)
BJ’s Restaurants, Inc. (a)	300	(10,530)
Black Rock Coffee Bar, Inc. (a)	400	(5,168)
Booking Holdings, Inc.	200	(842,064)
Boyd Gaming Corp.	100	(8,218)
Brightstar Lottery PLC	700	(8,918)
Brinker International, Inc. (a)	2,400	(342,648)
Caesars Entertainment, Inc. (a)	7,876	(208,163)
Carnival Corp.	2,000	(51,760)
Classover Holdings, Inc. (a)	100	(308)
Dave & Buster’s Entertainment, Inc. (a)	11,000	(119,130)
Domino’s Pizza, Inc. (b)	533	(191,235)
DoorDash, Inc. (a)	20	(3,003)
Dutch Bros, Inc., Class A (a)	1,900	(96,254)
Expedia Group, Inc. (b)	10,001	(2,309,131)
First Watch Restaurant Group, Inc. (a)	300	(3,144)
Flutter Entertainment PLC (a)	28,080	(2,862,756)
Frontdoor, Inc. (a)	300	(15,858)
Full House Resorts, Inc. (a)	2,600	(5,850)
KinderCare Learning Cos., Inc. (a)	400	(880)
Laureate Education, Inc. (a)	300	(10,452)
Liberty Live Holdings, Inc. (a)	1,399	(131,660)
Marriott International, Inc.	6,640	(2,171,745)
Marriott Vacations Worldwide Corp.	700	(45,584)
Matthews International Corp.	100	(2,582)
McDonald’s Corp.	260	(80,805)
McGraw Hill, Inc. (a)	100	(1,370)
Mister Car Wash, Inc. (a)	600	(4,182)
Navan, Inc. (a)	4,200	(55,608)
Nerdy, Inc. (a)	21,000	(17,140)
Norwegian Cruise Line Holdings Ltd. (a)	100	(1,870)
ONE Group Hospitality, Inc. (a)	400	(712)
OneSpaWorld Holdings Ltd.	2,200	(50,490)
Papa John’s International, Inc.	10,500	(340,305)
Penn Entertainment, Inc. (a)	1,900	(28,557)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Planet Fitness, Inc., Class A (a)	7,300	$(542,974)
Pursuit Attractions & Hospitality, Inc. (a)	300	(10,989)
Restaurant Brands International, Inc.	23,900	(1,766,210)
Royal Caribbean Cruises Ltd.	34,580	(9,515,724)
Sabre Corp. (a)	12,800	(18,560)
Serve Robotics, Inc. (a)	6,600	(55,704)
SHARPLINK, Inc. (a)	63,000	(406,350)
Six Flags Entertainment Corp. (a)	32,588	(578,437)
Starbucks Corp.	68,900	(6,172,751)
Stride, Inc. (a)	2,100	(185,157)
Sweetgreen, Inc. (a)	400	(2,076)
Travel & Leisure Co.	1,700	(117,623)
Udemy, Inc. (a)	7,900	(36,498)
United Parks & Resorts, Inc. (a)	2,900	(94,714)
Universal Technical Institute, Inc. (a)	200	(7,220)
Wingstop, Inc.	680	(105,380)
WW International, Inc. (a)	400	(5,496)
Wyndham Hotels & Resorts, Inc. (b)	490	(39,803)
Xponential Fitness, Inc. (a)	3,900	(23,478)
Yum! Brands, Inc.	42,200	(6,561,256)
Zeta Network Group (a)	50	(99)

		(36,355,477)

Diversified Financials — (2.2)%
Acacia Research Corp. (a)	800	(3,848)
Adamas Trust, Inc.	25	(184)
Advanced Flower Capital, Inc.	1,700	(4,794)
Affiliated Managers Group, Inc.	200	(55,340)
Affirm Holdings, Inc. (a)	700	(32,074)
AGNC Investment Corp.	65,200	(653,956)
Ally Financial, Inc. (b)	1,328	(52,097)
ALT5 Sigma Corp. (a)	14,900	(16,539)
AlTi Global, Inc. (a)	4,000	(14,480)
American Express Co. (b)	405	(122,504)
Annaly Capital Management, Inc.	50	(1,058)
Apollo Global Management, Inc.	4,573	(509,524)
Arbor Realty Trust, Inc.	16,700	(128,757)
ARES Management Corp. (b)	16,231	(1,770,802)
ARMOUR Residential REIT, Inc.	860	(14,345)
Atlanticus Holdings Corp. (a)	100	(5,247)
AtlasClear Holdings, Inc. (a)	44,400	(8,827)
Bakkt, Inc. (a)	3,240	(23,846)
Bank of New York Mellon Corp.	18,454	(2,189,198)
Beeline Holdings, Inc. (a)	8,981	(21,105)
Berkshire Hathaway, Inc., Class B (a),(b)	252	(120,758)
Better Home & Finance Holding Co. (a)	2,492	(88,765)
Block, Inc. (a)	66,280	(3,988,730)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Blue Owl Capital, Inc. (b)	17,311	$(158,049)
BRC Group Holdings, Inc. (a)	100	(732)
Brookfield Asset Management Ltd.	6,500	(288,925)
Bullish (a)	7,000	(250,110)
Cannae Holdings, Inc.	800	(9,096)
Cantaloupe, Inc. (a)	4,300	(46,483)
Capital One Financial Corp.	24	(4,378)
Cboe Global Markets, Inc.	40,716	(11,444,046)
Chicago Atlantic Real Estate Finance, Inc.	100	(1,132)
Chime Financial, Inc. (a)	1,600	(29,968)
Claros Mortgage Trust, Inc. (a)	2,200	(5,236)
CME Group, Inc. (b)	1,276	(376,867)
Coinbase Global, Inc. (a),(b)	66,657	(11,638,979)
Compass Diversified Holdings	1,300	(10,218)
Corebridge Financial, Inc.	4,100	(97,826)
Corpay, Inc. (a)	7,120	(2,071,849)
Credit Acceptance Corp. (a)	40	(16,938)
Dave, Inc. (a)	200	(34,818)
DeFi Development Corp. (a)	4,998	(16,443)
Defi Technologies, Inc. (a)	56,500	(31,216)
DigitalBridge Group, Inc.	706	(10,887)
Dynex Capital, Inc.	3,100	(39,556)
Enova International, Inc. (a)	85,494	(11,612,650)
Euronet Worldwide, Inc. (a)	21,233	(1,409,234)
FactSet Research Systems, Inc. (b)	831	(180,319)
Fidelity National Information Services, Inc.	58,200	(2,730,162)
Figure Technology Solutions, Inc. (a)	1,700	(57,715)
Fiserv, Inc. (a),(b)	26,950	(1,503,810)
Flywire Corp. (a)	800	(9,312)
Franklin BSP Realty Trust, Inc.	1,300	(11,037)
FS KKR Capital Corp.	900	(9,162)
Galaxy Digital, Inc. (a)	5,300	(97,785)
Gemini Space Station, Inc. (a)	2,000	(8,840)
Global Payments, Inc. (b)	19,001	(1,278,767)
Goldman Sachs Group, Inc.	4,080	(3,451,639)
HA Sustainable Infrastructure Capital, Inc.	7,200	(264,600)
Hercules Capital, Inc.	10,068	(148,704)
Horizon Technology Finance Corp.	900	(3,789)
Innventure, Inc. (a)	9,900	(38,709)
Jack Henry & Associates, Inc. (b)	299	(47,254)
Katapult Holdings, Inc. (a)	439	(3,099)
KKR & Co., Inc.	2,000	(185,000)
LendingClub Corp. (a)	3,300	(47,256)
loanDepot, Inc. (a)	2,200	(3,124)
LPL Financial Holdings, Inc.	6,440	(1,937,345)
Merchants Bancorp	1,150	(49,346)
Monroe Capital Corp.	100	(460)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Moody’s Corp. (b)	17	$(7,416)
Morgan Stanley (b)	19,022	(3,130,451)
Morningstar, Inc. (b)	14	(2,367)
MSCI, Inc., Class A (b)	261	(140,682)
NerdWallet, Inc. (a)	5,700	(59,166)
Oportun Financial Corp. (a)	3,020	(13,922)
Orchid Island Capital, Inc.	15,900	(111,777)
Patria Investments Ltd., Class A	8,400	(105,840)
PayPal Holdings, Inc.	5,086	(230,040)
PennyMac Financial Services, Inc.	1,000	(87,400)
Ready Capital Corp.	20,300	(32,886)
Redwood Trust, Inc.	500	(2,805)
Regional Management Corp.	8,758	(282,445)
Remitly Global, Inc. (a)	11,100	(173,937)
Repay Holdings Corp. (a)	2,000	(5,200)
Ridgepost Capital, Inc., Class A	900	(6,534)
Rithm Capital Corp.	110,200	(1,044,696)
Robinhood Markets, Inc. (a)	64,474	(4,468,048)
Sezzle, Inc. (a)	300	(18,987)
Shift4 Payments, Inc. (a)	13,400	(585,982)
SoFi Technologies, Inc. (a)	26,000	(412,880)
StepStone Group, Inc.	5,600	(267,232)
StoneX Group, Inc. (a)	45,413	(3,662,558)
Synchrony Financial (b)	4,265	(290,105)
TOP Financial Group Ltd. (a)	500	(414)
Two Harbors Investment Corp.	250	(2,855)
Upstart Holdings, Inc. (a)	700	(17,955)
Visa, Inc.	40	(12,090)
WEX, Inc. (a)	5,774	(883,653)

		(77,559,971)

Energy — (1.2)%
Aemetis, Inc. (a)	2,300	(7,337)
Amplify Energy Corp. (a)	1,134	(7,076)
Antero Resources Corp. (a)	100	(4,244)
APA Corp. (b)	2,262	(95,999)
Baker Hughes Co.	80,000	(4,884,000)
Baytex Energy Corp.	106,286	(475,098)
Cactus, Inc.	3,600	(170,532)
California Resources Corp.	550	(38,071)
Cameco Corp.	2,500	(271,525)
Canadian Natural Resources Ltd.	4,500	(219,285)
Cenovus Energy, Inc.	36,500	(968,345)
Chevron Corp. (b)	1,238	(256,142)
Chord Energy Corp. (b)	469	(66,682)
Clean Energy Fuels Corp. (a)	1,000	(2,480)
CNX Resources Corp. (a),(b)	2,226	(85,812)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Comstock Resources, Inc. (a),(b)	2,353	$(49,601)
Comstock, Inc. (a)	480	(1,464)
ConocoPhillips (b)	8	(1,056)
Core Laboratories, Inc.	1,600	(26,864)
Core Natural Resources, Inc.	1,621	(169,767)
Coterra Energy, Inc.	48,400	(1,700,776)
Encore Energy Corp. (a)	2,400	(4,320)
EOG Resources, Inc. (b)	1,692	(244,612)
Epsilon Energy Ltd.	200	(1,232)
Expand Energy Corp. (b)	2,784	(305,628)
Expro Group Holdings NV (a)	18,500	(322,085)
Exxon Mobil Corp. (b)	83,218	(14,118,766)
Flowco Holdings, Inc.	200	(4,120)
Gevo, Inc. (a)	5,300	(14,469)
Halliburton Co. (b)	2,244	(87,494)
Helmerich & Payne, Inc.	100	(3,603)
Infinity Natural Resources, Inc. (a)	100	(1,761)
Innovex International, Inc. (a)	2,700	(65,853)
International Seaways, Inc.	2,000	(145,760)
Kinetik Holdings, Inc.	5,420	(262,382)
Kolibri Global Energy, Inc. (a)	700	(3,843)
Liberty Energy, Inc.	12,100	(348,480)
Lightbridge Corp. (a)	1,700	(18,122)
Matador Resources Co. (b)	176	(11,120)
MIND Technology, Inc. (a)	500	(4,175)
Murphy Oil Corp. (b)	2,909	(119,996)
New Era Energy & Digital, Inc. (a)	1,700	(6,902)
NexGen Energy Ltd. (a)	5,200	(60,320)
NextNRG, Inc. (a)	9,000	(3,600)
Noble Corp. PLC	7,648	(375,287)
Northern Oil & Gas, Inc.	10,400	(303,992)
Occidental Petroleum Corp. (b)	5,437	(353,405)
Oceaneering International, Inc. (a)	2,300	(81,581)
ONEOK, Inc. (b)	37,899	(3,425,691)
Patterson-UTI Energy, Inc. (b)	6,207	(67,222)
Prairie Operating Co. (a)	900	(1,827)
ProFrac Holding Corp. (a)	21	(130)
Range Resources Corp. (b)	4,386	(198,159)
Sable Offshore Corp. (a)	25,200	(416,304)
SEACOR Marine Holdings, Inc. (a)	2,000	(14,320)
Select Water Solutions, Inc.	300	(4,590)
Shell PLC, ADR	15,200	(1,413,600)
SLB Ltd.	27,700	(1,423,503)
SM Energy Co. (b)	27,004	(841,985)
Stak, Inc. (a)	100	(100)
Targa Resources Corp.	7,700	(1,930,621)
Teekay Tankers Ltd.	37	(2,713)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
TETRA Technologies, Inc. (a)	6,400	$(54,528)
Texas Pacific Land Corp.	240	(113,894)
Tidewater, Inc. (a)	4,200	(350,910)
Uranium Energy Corp. (a)	6,400	(86,400)
Uranium Royalty Corp. (a)	9,100	(33,215)
Ur-Energy, Inc. (a)	2,600	(3,874)
VAALCO Energy, Inc.	41	(260)
Valaris Ltd. (a)	17,400	(1,705,896)
Valero Energy Corp. (b)	1,757	(434,120)
Weatherford International PLC	2,200	(208,076)
Williams Cos., Inc.	1,100	(80,058)
XCF Global, Inc. (a)	66,000	(24,123)

		(39,611,183)

Financial Services — 0.0%
PennantPark Floating Rate Capital Ltd.	100	(804)

Food & Staples Retailing — (0.3)%
Albertsons Cos., Inc., Class A (b)	8,256	(140,682)
BBB Foods, Inc. (a)	3,800	(134,406)
BJ’s Wholesale Club Holdings, Inc. (a),(b)	1,816	(178,731)
Casey’s General Stores, Inc.	1,740	(1,266,476)
Chefs’ Warehouse, Inc. (a)	700	(41,615)
Dollar General Corp. (b)	5,647	(670,468)
Dollar Tree, Inc. (a),(b)	3,674	(402,340)
Kroger Co. (b)	16,792	(1,215,069)
Maplebear, Inc. (a),(b)	20,961	(785,199)
Performance Food Group Co. (a)	16,700	(1,430,522)
PriceSmart, Inc.	300	(45,150)
Sprouts Farmers Market, Inc. (a),(b)	3,409	(262,936)
SRX Health Solutions, Inc. (a)	28,800	(3,715)
Sysco Corp.	5,700	(406,581)
Target Corp.	4,600	(557,520)
U.S. Foods Holding Corp. (a)	10,600	(977,426)
United Natural Foods, Inc. (a)	500	(22,530)
Walmart, Inc. (b)	4,140	(514,519)

		(9,055,885)

Food, Beverage & Tobacco — (0.3)%
Above Food Ingredients, Inc. (a)	12,900	(13,029)
Archer-Daniels-Midland Co.	1,500	(109,035)
Beyond Meat, Inc. (a)	114,500	(80,333)
BRC, Inc. (a)	6,000	(4,657)
Brown-Forman Corp., Class B	1,400	(37,016)
Bunge Global SA	4,900	(623,280)
Cal-Maine Foods, Inc.	1,800	(142,470)
Celsius Holdings, Inc. (a)	200	(7,096)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Constellation Brands, Inc.	9,700	$(1,455,000)
Edible Garden AG, Inc. (a)	161	(185)
Fresh Del Monte Produce, Inc.	100	(4,026)
Freshpet, Inc. (a)	1,500	(88,440)
General Mills, Inc.	100	(3,722)
Ispire Technology, Inc. (a)	1,400	(2,576)
Keurig Dr. Pepper, Inc.	67,000	(1,764,110)
Kraft Heinz Co.	30,300	(681,447)
Lamb Weston Holdings, Inc.	3,300	(139,458)
Oatly Group AB, ADR (a)	25	(254)
Once Upon a Farm PBC (a)	700	(11,445)
Philip Morris International, Inc. (b)	9,942	(1,643,810)
Primo Brands Corp.	1,300	(24,479)
Simply Good Foods Co. (a)	900	(12,915)
Sow Good, Inc. (a)	3,900	(1,564)
Splash Beverage Group, Inc. (a)	900	(323)
SunOpta, Inc. (a)	800	(5,184)
Tyson Foods, Inc. (b)	3,069	(196,631)
Westrock Coffee Co. (a)	2,200	(9,350)

		(7,061,835)

Health Care Equipment & Services — (0.8)%
Acadia Healthcare Co., Inc. (a)	2,300	(53,797)
Accuray, Inc. (a)	800	(310)
AdaptHealth Corp. (a)	400	(4,760)
AirSculpt Technologies, Inc. (a)	4,900	(13,867)
Alcon AG	800	(60,280)
Align Technology, Inc. (a)	100	(17,143)
Alignment Healthcare, Inc. (a)	1,200	(21,144)
Astrana Health, Inc. (a)	100	(2,452)
Avinger, Inc. (a),(e)	266	(126)
Axe Compute, Inc. (a)	153	(248)
Bausch & Lomb Corp. (a)	200	(3,180)
Becton Dickinson & Co.	200	(31,446)
Biodesix, Inc. (a)	600	(8,700)
BrightSpring Health Services, Inc. (a)	600	(25,566)
Bullfrog AI Holdings, Inc. (a)	700	(1,176)
CapsoVision, Inc. (a)	300	(2,187)
Cencora, Inc. (b)	601	(188,798)
Centene Corp. (a),(b)	1	(33)
Certara, Inc. (a)	400	(2,280)
Check Cap Ltd. (a)	200	(322)
Claritev Corp. (a)	605	(9,886)
Clover Health Investments Corp. (a)	4,200	(7,392)
Cooper Cos., Inc. (a)	7,100	(507,650)
Cross Country Healthcare, Inc. (a)	200	(1,880)
CVS Health Corp.	152,600	(10,959,732)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Dentsply Sirona, Inc.	5,200	$(60,320)
DocGo, Inc. (a)	1,000	(629)
Doximity, Inc., Class A (a),(b)	173	(4,031)
Edwards Lifesciences Corp. (a),(b)	1,382	(110,671)
Enovis Corp. (a)	13,600	(309,400)
Envista Holdings Corp. (a)	28,800	(730,656)
Envoy Medical, Inc. (a)	1,500	(998)
Femasys, Inc. (a)	8,800	(3,698)
Firefly Neuroscience, Inc. (a)	4,300	(9,374)
GE HealthCare Technologies, Inc.	49,600	(3,530,528)
GeneDx Holdings Corp. (a)	2,800	(179,816)
Glaukos Corp. (a)	200	(21,532)
HCA Healthcare, Inc. (b)	3,393	(1,605,703)
Health Catalyst, Inc. (a)	2,800	(3,556)
Healthcare Triangle, Inc. (a)	346	(931)
HealthEquity, Inc. (a)	9,400	(785,558)
HeartBeam, Inc. (a)	2,300	(2,806)
HeartFlow, Inc. (a)	100	(2,433)
Henry Schein, Inc. (a)	1,500	(110,550)
Hims & Hers Health, Inc. (a)	70,200	(1,457,352)
Hyperfine, Inc. (a)	12,800	(13,824)
ICU Medical, Inc. (a)	2,400	(309,960)
IDEXX Laboratories, Inc. (a)	4,900	(2,753,261)
Intelligent Bio Solutions, Inc. (a)	30	(100)
Joint Corp. (a)	1,900	(16,815)
Kestra Medical Technologies Ltd. (a)	100	(1,993)
Lantheus Holdings, Inc. (a)	1,100	(83,435)
LENSAR, Inc. (a)	100	(596)
LifeMD, Inc. (a)	200	(722)
LivaNova PLC (a)	400	(25,424)
Lucid Diagnostics, Inc. (a)	5,500	(6,325)
Masimo Corp. (a)	7,700	(1,369,599)
McKesson Corp.	360	(311,530)
Medtronic PLC (b)	1,005	(87,083)
Merit Medical Systems, Inc. (a)	500	(34,465)
Microbot Medical, Inc. (a)	2,900	(6,989)
Myomo, Inc. (a)	4,600	(3,108)
Nakamoto, Inc. (a)	86,900	(19,196)
Neogen Corp. (a)	23,200	(215,528)
NeoGenomics, Inc. (a)	500	(3,710)
Neuraxis, Inc. (a)	600	(4,440)
Neuronetics, Inc. (a)	6,300	(9,135)
NewGenIvf Group Ltd. (a)	100	(226)
Nexalin Technology, Inc. (a)	200	(70)
Nutex Health, Inc. (a)	700	(66,528)
OPKO Health, Inc. (a)	4,499	(5,129)
OptimizeRx Corp. (a)	399	(2,506)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
OraSure Technologies, Inc. (a)	1,000	$(3,000)
Orthofix Medical, Inc. (a)	194	(2,225)
Outset Medical, Inc. (a)	134	(515)
PACS Group, Inc. (a)	400	(12,848)
PDL BioPharma, Inc. (a),(e)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	400	(8,556)
Phreesia, Inc. (a)	1,900	(15,922)
Privia Health Group, Inc. (a)	1,600	(32,912)
Progyny, Inc. (a)	1,200	(20,376)
Pulmonx Corp. (a)	2,500	(3,225)
Pulse Biosciences, Inc. (a)	314	(6,779)
Quest Diagnostics, Inc.	600	(117,588)
QuidelOrtho Corp. (a)	8,256	(135,646)
RadNet, Inc. (a)	1,225	(68,465)
ResMed, Inc. (b)	1,491	(334,700)
Rockwell Medical, Inc. (a)	3,736	(3,337)
Sanara Medtech, Inc. (a)	100	(1,718)
SANUWAVE Health, Inc. (a)	400	(6,916)
Scienture Holdings, Inc. (a)	13,000	(3,705)
SeaStar Medical Holding Corp. (a)	700	(2,604)
Senseonics Holdings, Inc. (a)	6,160	(41,026)
Sharps Technology, Inc. (a)	7,700	(12,936)
Solana Co. (a)	1,400	(2,422)
Solventum Corp. (a)	400	(26,120)
Spectral AI, Inc. (a)	5,200	(7,644)
Stereotaxis, Inc. (a)	2,000	(3,680)
Strata Critical Medical, Inc. (a)	5,300	(22,154)
Streamex Corp. (a)	11,600	(13,108)
Strive, Inc. (a)	18,967	(190,049)
Surgery Partners, Inc. (a)	10,200	(121,584)
Tela Bio, Inc. (a)	2,100	(1,302)
Teladoc Health, Inc. (a)	1,600	(8,720)
Teleflex, Inc.	6,000	(717,660)
Tenon Medical, Inc. (a)	167	(121)
Tivic Health Systems, Inc. (a)	25	(22)
Treace Medical Concepts, Inc. (a)	700	(938)
Wellgistics Health, Inc. (a)	200	(19)

		(28,168,251)

Household & Personal Products — (0.3)%
Beauty Health Co. (a)	12,700	(11,303)
Bonk, Inc. (a)	42	(110)
Church & Dwight Co., Inc. (b)	245	(22,863)
Clorox Co. (b)	1,609	(166,741)
Colgate-Palmolive Co. (b)	4,068	(346,716)
elf Beauty, Inc. (a)	4,400	(266,684)
Estee Lauder Cos., Inc., Class A	100	(7,177)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Honest Co., Inc. (a)	5,600	$(16,464)
Interparfums, Inc.	100	(9,084)
Kenvue, Inc.	486,300	(8,383,812)
Kimberly-Clark Corp. (b)	1,118	(107,853)
Olaplex Holdings, Inc. (a)	900	(1,827)
Procter & Gamble Co.	11,600	(1,675,504)
Spectrum Brands Holdings, Inc.	700	(51,590)
Upexi, Inc. (a)	21,200	(20,895)
ZeroStack Corp. (a)	175	(1,082)

		(11,089,705)

Insurance — 0.0%
Abacus Global Management, Inc.	1,100	(8,668)
Accelerant Holdings (a)	10,900	(145,624)
Aegon Ltd.	21,400	(155,364)
Arthur J Gallagher & Co.	480	(103,958)
Baldwin Insurance Group, Inc. (a)	8,700	(190,878)
Chubb Ltd.	60	(19,556)
eHealth, Inc. (a)	400	(516)
F&G Annuities & Life, Inc. (b)	51	(1,291)
Fidelity National Financial, Inc. (b)	945	(43,829)
First American Financial Corp. (b)	922	(55,587)
Genworth Financial, Inc., Class A (a)	500	(4,060)
Health In Tech, Inc. (a)	200	(290)
Hippo Holdings, Inc. (a)	24	(625)
Markel Group, Inc. (a)	200	(382,814)
Marsh & McLennan Cos., Inc.	100	(17,345)
Old Republic International Corp. (b)	1,062	(42,374)
Oscar Health, Inc. (a),(b)	5	(57)
Reinsurance Group of America, Inc.	200	(40,832)
Root, Inc. (a)	517	(22,836)
Ryan Specialty Holdings, Inc.	400	(13,496)
Selectquote, Inc. (a)	1,800	(1,133)
Sun Life Financial, Inc.	400	(25,024)
Willis Towers Watson PLC	2,880	(837,216)

		(2,113,373)

Materials — (0.4)%
Albemarle Corp. (b)	539	(96,767)
Alcoa Corp.	10,200	(676,566)
Amcor PLC	87,920	(3,494,820)
American Battery Technology Co. (a)	8,100	(22,599)
Amrize Ltd. (a),(b)	348	(19,495)
Arq, Inc. (a)	700	(1,792)
ASP Isotopes, Inc. (a)	26,200	(115,804)
Ball Corp.	900	(53,199)
Century Aluminum Co. (a)	6,800	(399,092)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
CF Industries Holdings, Inc.	400	$(51,936)
Commercial Metals Co.	600	(36,858)
Compass Minerals International, Inc. (a)	100	(2,335)
Contango Silver & Gold, Inc. (a)	200	(3,750)
Corteva, Inc.	100	(8,371)
CRH PLC	13,200	(1,387,584)
Eightco Holdings, Inc. (a)	17,900	(16,686)
Electra Battery Materials Corp. (a)	200	(112)
Element Solutions, Inc. (b)	14,756	(503,770)
Ferroglobe PLC	2,600	(10,712)
First Majestic Silver Corp.	1,320	(28,354)
Flotek Industries, Inc. (a)	100	(1,697)
Foremost Clean Energy Ltd. (a)	200	(352)
GoldMining, Inc. (a)	2,300	(2,737)
Hawkins, Inc.	600	(92,160)
Hudbay Minerals, Inc.	200	(4,180)
Hycroft Mining Holding Corp. (a)	26,360	(927,872)
Ingevity Corp. (a)	400	(28,492)
International Flavors & Fragrances, Inc.	40,100	(2,909,255)
International Paper Co.	26,600	(949,620)
Ivanhoe Electric, Inc. (a)	2,300	(27,186)
James Hardie Industries PLC (a)	13,822	(261,789)
Knife River Corp. (a)	500	(40,825)
Lithium Argentina AG (a)	100	(668)
LyondellBasell Industries NV	12,300	(990,888)
Methanex Corp.	1,300	(77,402)
NewMarket Corp.	120	(76,914)
NioCorp Developments Ltd. (a)	11,500	(51,290)
Nouveau Monde Graphite, Inc. (a)	200	(448)
Novagold Resources, Inc. (a)	700	(6,286)
Orla Mining Ltd.	1,000	(16,130)
Perimeter Solutions, Inc. (a)	100	(2,442)
Perpetua Resources Corp. (a)	8,400	(236,208)
PureCycle Technologies, Inc. (a)	17,800	(92,382)
Quaker Chemical Corp.	300	(37,269)
Ranpak Holdings Corp. (a)	1,799	(6,422)
Sealed Air Corp.	3,200	(134,560)
Smurfit Westrock PLC	77,400	(3,084,390)
Standard Lithium Ltd. (a)	17,100	(58,311)
Steel Dynamics, Inc.	3,700	(666,000)
TMC the metals Co., Inc. (a)	13,500	(63,045)
U.S. Antimony Corp. (a)	100	(873)
U.S. Gold Corp. (a)	700	(10,633)
USA Rare Earth, Inc. (a)	69,700	(1,054,910)
Westlake Corp.	1,800	(210,276)

		(19,054,514)

Media — 0.0%
fuboTV, Inc. (a)	3,567	(33,744)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Media & Entertainment — (1.2)%
Angel Studios, Inc. (a)	10,200	$(31,110)
Angi, Inc. (a)	3,010	(20,618)
Atlanta Braves Holdings, Inc., Class C (a)	1,300	(55,510)
BuzzFeed, Inc. (a)	677	(412)
Cable One, Inc. (a)	300	(27,363)
Cardlytics, Inc. (a)	3,500	(3,675)
Charter Communications, Inc. (a)	40	(8,635)
EchoStar Corp. (a)	4,958	(580,433)
Electronic Arts, Inc.	1,300	(265,031)
Emerald Holding, Inc.	200	(902)
EverQuote, Inc. (a)	600	(9,252)
Fox Corp.	1,200	(70,080)
GameSquare Holdings, Inc. (a)	27,100	(7,317)
GIBO Holdings Ltd. (a)	26	(35)
Ibotta, Inc. (a)	200	(5,994)
John Wiley & Sons, Inc.	100	(3,810)
Liberty Broadband Corp. (a)	25,400	(1,277,620)
Lionsgate Studios Corp. (a)	7,908	(75,838)
Live Nation Entertainment, Inc. (a)	13,998	(2,134,835)
Match Group, Inc.	48,000	(1,474,080)
Mega Matrix, Inc. (a)	800	(608)
National CineMedia, Inc.	10,460	(31,903)
Netflix, Inc. (a)	108,700	(10,451,505)
News Corp.	200	(4,986)
Newsmax, Inc. (a)	4,100	(21,402)
Nexstar Media Group, Inc.	1,711	(309,400)
NIQ Global Intelligence PLC (a)	6,400	(72,768)
Omnicom Group, Inc. (b)	19,046	(1,434,354)
Optimum Communications, Inc. (a)	21,800	(28,340)
Paramount Skydance Corp.	19,000	(171,380)
PSQ Holdings, Inc. (a)	15,500	(8,215)
QuinStreet, Inc. (a)	1,400	(16,814)
Reddit, Inc. (a)	13,400	(1,804,310)
Rumble, Inc. (a)	4,900	(24,990)
Scholastic Corp.	200	(7,812)
Sinclair, Inc.	1,200	(15,528)
Sirius XM Holdings, Inc.	19	(439)
Spotify Technology SA (a)	2,380	(1,154,086)
Stagwell, Inc. (a)	2,700	(16,983)
Star Fashion Culture Holdings Ltd. (a)	37	(149)
Stubhub Holdings, Inc. (a)	7,300	(45,552)
System1, Inc. (a)	480	(1,450)
Take-Two Interactive Software, Inc. (a)	100	(19,750)
Teads Holding Co. (a)	900	(593)
TechTarget, Inc. (a)	1,300	(5,044)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
TKO Group Holdings, Inc.	3,800	$(766,270)
TripAdvisor, Inc. (a)	10,600	(112,996)
Versant Media Group, Inc. (a),(b)	3,303	(122,277)
Vivid Seats, Inc. (a)	30	(177)
VS Media Holdings Ltd. (a)	818	(818)
Walt Disney Co.	17,600	(1,696,288)
Warner Bros Discovery, Inc. (a)	383,474	(10,530,196)
Yelp, Inc. (a)	5,600	(138,544)
ZoomInfo Technologies, Inc. (a),(b)	1,436	(8,587)

		(35,077,064)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
60 Degrees Pharmaceuticals, Inc. (a)	300	(525)
AbbVie, Inc. (b)	1,142	(248,374)
Abeona Therapeutics, Inc. (a)	3,429	(15,362)
ABVC BioPharma, Inc. (a)	100	(97)
ACADIA Pharmaceuticals, Inc. (a)	100	(2,226)
Aceragen, Inc. (a),(e)	735	(283)
Adial Pharmaceuticals, Inc. (a)	1	(2)
Agilent Technologies, Inc. (b)	287	(32,712)
Aldeyra Therapeutics, Inc. (a)	100	(169)
Aligos Therapeutics, Inc. (a)	900	(6,687)
Alzamend Neuro, Inc. (a)	100	(106)
Arbutus Biopharma Corp. (a)	17,200	(77,400)
Arrowhead Pharmaceuticals, Inc. (a)	100	(6,270)
Atara Biotherapeutics, Inc. (a)	564	(2,668)
Atossa Therapeutics, Inc. (a)	750	(3,945)
Aura Biosciences, Inc. (a)	400	(2,676)
Aurora Cannabis, Inc. (a)	1,001	(3,273)
Avantor, Inc. (a)	3,300	(25,872)
Avita Medical, Inc. (a)	600	(2,220)
Azenta, Inc. (a)	1,300	(27,469)
Azitra, Inc. (a)	15	(4)
BioAge Labs, Inc. (a)	100	(1,749)
BioAtla, Inc. (a)	1,600	(258)
Biogen, Inc. (a)	1,400	(256,662)
BioMarin Pharmaceutical, Inc. (a)	5,200	(293,748)
Bio-Techne Corp.	20,000	(1,045,200)
Bioxcel Therapeutics, Inc. (a)	8,655	(11,598)
Black Diamond Therapeutics, Inc. (a)	9,700	(20,661)
BridgeBio Oncology Therapeutics, Inc. (a)	500	(4,475)
Bright Minds Biosciences, Inc. (a)	100	(7,297)
Bristol-Myers Squibb Co. (b)	3,263	(197,901)
Calidi Biotherapeutics, Inc. (a)	16	(4)
Candel Therapeutics, Inc. (a)	1,500	(7,350)
Canopy Growth Corp. (a)	110,880	(105,247)
Canton Strategic Holdings, Inc. (a)	2,100	(6,867)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Capricor Therapeutics, Inc. (a)	1,100	$(33,440)
Cardio Diagnostics Holdings, Inc. (a)	15	(29)
Caris Life Sciences, Inc. (a)	2,800	(50,064)
Catalyst Pharmaceuticals, Inc. (a)	34,200	(846,792)
cbdMD, Inc. (a)	2,630	(1,951)
CDT Equity, Inc. (a)	28	(143)
Centessa Pharmaceuticals PLC, ADR (a)	6,400	(254,208)
CG oncology, Inc. (a)	2,300	(155,664)
Charles River Laboratories International, Inc. (a)	2,700	(465,750)
Cingulate, Inc. (a)	3,000	(18,630)
Citius Pharmaceuticals, Inc. (a)	962	(866)
Clene, Inc. (a)	100	(493)
CNS Pharmaceuticals, Inc. (a)	149	(358)
Coeptis Therapeutics Holdings, Inc. (a)	100	(1,122)
Cognition Therapeutics, Inc. (a)	28,400	(21,570)
Compass Therapeutics, Inc. (a)	8,400	(44,436)
Context Therapeutics, Inc. (a)	100	(262)
Contineum Therapeutics, Inc. (a)	300	(3,918)
Corbus Pharmaceuticals Holdings, Inc. (a)	300	(2,817)
CorMedix, Inc. (a)	7,000	(47,530)
Crinetics Pharmaceuticals, Inc. (a)	300	(10,896)
Cronos Group, Inc. (a)	8,788	(22,058)
Cybin, Inc. (a)	2,500	(12,000)
Cypherpunk Technologies, Inc. (a)	200	(159)
Denali Therapeutics, Inc. (a)	800	(15,360)
Dyne Therapeutics, Inc. (a)	500	(9,065)
Edgewise Therapeutics, Inc. (a)	1,200	(37,800)
Elanco Animal Health, Inc. (a)	90,700	(2,170,451)
Eledon Pharmaceuticals, Inc. (a)	6,700	(20,636)
Eli Lilly & Co. (b)	593	(545,424)
Elicio Operating Co., Inc. (a)	100	(1,069)
Enliven Therapeutics, Inc. (a)	1,896	(74,323)
Erasca, Inc. (a)	10,600	(171,508)
Evommune, Inc. (a)	100	(2,299)
Fibrobiologics, Inc. (a)	95	(125)
Foghorn Therapeutics, Inc. (a)	400	(1,912)
Forte Biosciences, Inc. (a)	471	(12,199)
Fortrea Holdings, Inc. (a)	1,000	(9,420)
Forum Markets, Inc. (a)	5,826	(16,837)
Gain Therapeutics, Inc. (a)	5,000	(9,700)
Genelux Corp. (a)	300	(726)
Genprex, Inc. (a)	700	(1,267)
Gilead Sciences, Inc. (b)	37,008	(5,157,805)
Ginkgo Bioworks Holdings, Inc. (a)	388	(2,378)
GRAIL, Inc. (a)	100	(5,168)
Greenland Mines Ltd. (a)	23,500	(7,755)
GRI Bio, Inc. (a)	101	(231)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
GSK PLC, ADR (b)	25,302	$(1,396,417)
Gyre Therapeutics, Inc. (a)	900	(6,273)
Haleon PLC, ADR	294,000	(2,942,940)
Harrow, Inc. (a)	3,400	(119,884)
Hoth Therapeutics, Inc. (a)	5,100	(4,286)
Humacyte, Inc. (a)	600	(364)
Hyperliquid Strategies, Inc. (a)	2,400	(12,216)
ICON PLC (a)	14,900	(1,648,834)
Illumina, Inc. (a)	12,400	(1,528,424)
Immix Biopharma, Inc. (a)	100	(911)
Immunic, Inc. (a)	2,700	(2,997)
Immunome, Inc. (a)	4,400	(96,228)
Incannex Healthcare, Inc. (a)	4,430	(13,290)
Indivior Pharmaceuticals, Inc. (a)	200	(6,096)
Inhibrx Biosciences, Inc. (a)	200	(13,446)
Inmune Bio, Inc. (a)	200	(226)
Insmed, Inc. (a)	300	(49,056)
Instil Bio, Inc. (a)	900	(7,416)
Iterum Therapeutics PLC (a)	11,513	(345)
Jade Biosciences, Inc. (a)	295	(4,145)
Jaguar Health, Inc. (a)	19	(7)
Jasper Therapeutics, Inc. (a)	1,400	(1,227)
Johnson & Johnson (b)	1,701	(415,792)
Journey Medical Corp. (a)	200	(938)
Jupiter Neurosciences, Inc. (a)	300	(113)
Krystal Biotech, Inc. (a)	2,300	(594,136)
LeonaBio, Inc. (a)	140	(1,439)
Lexaria Bioscience Corp. (a)	900	(702)
Lineage Cell Therapeutics, Inc. (a)	500	(790)
Madrigal Pharmaceuticals, Inc. (a)	6,100	(3,193,167)
Maze Therapeutics, Inc. (a)	100	(2,985)
Medicus Pharma Ltd. (a)	7,703	(3,536)
MeiraGTx Holdings PLC (a)	5,400	(46,764)
Merck & Co., Inc.	11,800	(1,419,422)
Mettler-Toledo International, Inc. (a)	2,300	(2,900,760)
MindWalk Holdings Corp. (a)	200	(226)
MiNK Therapeutics, Inc. (a)	200	(2,106)
Mira Pharmaceuticals, Inc. (a)	500	(535)
Natera, Inc. (a)	500	(99,995)
NeuBase Therapeutics, Inc. (a),(e)	49	(18)
Neurogene, Inc. (a)	300	(6,048)
NovaBay Pharmaceuticals, Inc. (a)	1,993	(2,970)
Novartis AG, ADR	29,000	(4,429,750)
NRX Therapeutics, Inc. (a)	2,711	(5,774)
Nurix Therapeutics, Inc. (a)	100	(1,550)
Nutriband, Inc. (a)	300	(1,059)
Onconetix, Inc. (a)	5	(7)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Opus Genetics, Inc. (a)	200	$(910)
Organigram Global, Inc. (a)	1,475	(1,977)
Organogenesis Holdings, Inc. (a)	600	(1,422)
Oruka Therapeutics, Inc. (a)	200	(9,810)
OS Therapies, Inc. (a)	1,600	(2,256)
Outlook Therapeutics, Inc. (a)	10	(2)
Palisade Bio, Inc. (a)	20,900	(36,575)
PDS Biotechnology Corp. (a)	3,900	(2,359)
PepGen, Inc. (a)	1,162	(2,057)
Pfizer, Inc. (b)	6,467	(181,593)
Plus Therapeutics, Inc. (a)	2,000	(325)
Praxis Precision Medicines, Inc. (a)	860	(277,083)
Precigen, Inc. (a)	10,600	(41,022)
Prestige Consumer Healthcare, Inc. (a)	11,300	(669,751)
ProMIS Neurosciences, Inc. (a)	404	(5,132)
Protagonist Therapeutics, Inc. (a)	20,200	(2,129,080)
Protalix BioTherapeutics, Inc. (a)	400	(868)
Protara Therapeutics, Inc. (a)	300	(1,563)
Puma Biotechnology, Inc. (a)	300	(1,917)
Pyxis Oncology, Inc. (a)	100	(146)
Q/C Technologies, Inc. (a)	2,500	(8,625)
Qiagen NV	28,680	(1,148,347)
Quanterix Corp. (a)	1,555	(5,474)
Quantum BioPharma Ltd. (a)	75	(362)
Quantum-Si, Inc. (a)	6,100	(4,721)
Rani Therapeutics Holdings, Inc. (a)	300	(220)
Rapport Therapeutics, Inc. (a)	1,100	(34,419)
Repligen Corp. (a)	6,400	(754,048)
Reviva Pharmaceuticals Holdings, Inc. (a)	705	(514)
Revvity, Inc.	1,600	(140,176)
Rhythm Pharmaceuticals, Inc. (a)	3,300	(287,001)
Rigel Pharmaceuticals, Inc. (a)	10	(270)
Roche Holding AG (b)	41	(16,363)
Roivant Sciences Ltd. (a)	30,000	(831,000)
Sagimet Biosciences, Inc. (a)	2,600	(13,585)
Scholar Rock Holding Corp. (a)	100	(4,916)
Senti Biosciences, Inc. (a)	100	(81)
Sera Prognostics, Inc. (a)	629	(1,277)
Seres Therapeutics, Inc. (a)	45	(399)
Sionna Therapeutics, Inc. (a)	100	(4,009)
SNDL, Inc. (a)	14,140	(18,665)
Soleno Therapeutics, Inc. (a)	600	(20,088)
Solid Biosciences, Inc. (a)	2,727	(19,634)
Soligenix, Inc. (a)	100	(118)
Spyre Therapeutics, Inc. (a)	3,548	(178,961)
Standard BioTools, Inc. (a)	14,600	(13,422)
Stoke Therapeutics, Inc. (a)	1,200	(39,072)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Structure Therapeutics, Inc., ADR (a)	900	$(43,380)
Summit Therapeutics, Inc. (a)	10,700	(202,872)
Tarsus Pharmaceuticals, Inc. (a)	900	(63,135)
Tectonic Therapeutic, Inc. (a)	550	(17,000)
Tempus AI, Inc. (a)	700	(31,654)
Terns Pharmaceuticals, Inc. (a)	3,400	(179,248)
Thermo Fisher Scientific, Inc. (b)	2,754	(1,353,674)
Tilray Brands, Inc. (a)	37,232	(240,891)
Tonix Pharmaceuticals Holding Corp. (a)	235	(3,231)
TransCode Therapeutics, Inc. (a)	199	(1,713)
Traws Pharma, Inc. (a)	600	(1,098)
Trevi Therapeutics, Inc. (a)	15,000	(178,950)
TuHURA Biosciences, Inc. (a)	16,900	(30,251)
Tyra Biosciences, Inc. (a)	100	(3,830)
Unicycive Therapeutics, Inc. (a)	1,100	(7,238)
United Therapeutics Corp. (a)	1,980	(1,174,100)
Upstream Bio, Inc. (a)	400	(3,600)
Vaxcyte, Inc. (a)	13,900	(807,729)
Vera Therapeutics, Inc. (a)	100	(4,023)
Veru, Inc. (a)	2,182	(4,822)
Viatris, Inc.	17,900	(241,829)
Vor BioPharma, Inc. (a)	4,700	(83,848)
Vyome Holdings, Inc. (a)	545	(1,172)
Waters Corp. (a)	11,917	(3,548,883)
X4 Pharmaceuticals, Inc. (a)	1,650	(6,814)
Zevra Therapeutics, Inc. (a)	800	(7,456)
Zoetis, Inc.	7,000	(827,470)

		(49,653,107)

Real Estate — 0.0%
Americold Realty Trust, Inc.	2,200	(25,212)
Braemar Hotels & Resorts, Inc.	3,100	(7,316)
BXP, Inc.	200	(10,380)
Digital Realty Trust, Inc.	100	(18,021)
Diversified Healthcare Trust	600	(3,984)
Essex Property Trust, Inc.	20	(4,840)
eXp World Holdings, Inc.	100	(599)
Extra Space Storage, Inc.	6,900	(904,797)
Fermi, Inc. (a)	1,600	(9,344)
FirstService Corp.	100	(13,894)
Generation Income Properties, Inc. (a)	400	(103)
Healthpeak Properties, Inc.	27	(444)
Hudson Pacific Properties, Inc. (a)	772	(4,563)
Independence Realty Trust, Inc.	5,600	(83,384)
Innovative Industrial Properties, Inc.	600	(30,096)
Invitation Homes, Inc.	1,300	(32,305)
Iron Mountain, Inc. (b)	12	(1,226)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
La Rosa Holdings Corp. (a)	2	$(1)
LXP Industrial Trust	6,677	(308,878)
Macerich Co.	16,500	(311,850)
NexPoint Diversified Real Estate Trust	822	(3,839)
NexPoint Residential Trust, Inc.	100	(2,500)
Outfront Media, Inc.	19,896	(527,244)
Peakstone Realty Trust	100	(2,089)
Rayonier, Inc.	38	(784)
Realty Income Corp.	48	(2,937)
RenX Enterprises Corp. (a)	100	(178)
Rexford Industrial Realty, Inc.	9,700	(317,481)
Ryman Hospitality Properties, Inc.	7,100	(655,117)
SL Green Realty Corp.	6,751	(249,382)
Smartstop Self Storage REIT, Inc.	1,400	(42,392)
Sun Communities, Inc.	900	(113,364)
UDR, Inc.	11,000	(371,580)
Welltower, Inc.	100	(19,771)
Weyerhaeuser Co.	200	(4,886)

		(4,084,781)

Real Estate Management & Development — (0.1)%
CBRE Group, Inc. (a)	10,100	(1,368,146)
Colliers International Group, Inc.	200	(21,378)
Compass, Inc. (a)	18,010	(131,653)
CoStar Group, Inc. (a)	19	(766)
Cushman & Wakefield Ltd. (a)	2,600	(31,876)
Real Brokerage, Inc. (a)	2,700	(6,750)
Seaport Entertainment Group, Inc. (a)	500	(10,740)

		(1,571,309)

Retailing — (0.6)%
1-800-Flowers.com, Inc. (a)	600	(1,824)
Abercrombie & Fitch Co. (a)	1,900	(173,603)
Academy Sports & Outdoors, Inc.	3,800	(214,510)
Advance Auto Parts, Inc.	800	(42,200)
Arhaus, Inc. (a)	700	(4,746)
Asbury Automotive Group, Inc. (a)	1,000	(195,410)
BARK, Inc. (a)	9,400	(4,762)
Barnes & Noble Education, Inc. (a)	4,935	(43,576)
Bed Bath & Beyond, Inc. (a)	5,300	(24,592)
Best Buy Co., Inc. (b)	3,859	(247,748)
Boot Barn Holdings, Inc. (a)	7,700	(1,126,972)
Build-A-Bear Workshop, Inc.	100	(3,745)
Burlington Stores, Inc. (a)	2,500	(813,450)
CarParts.com, Inc. (a)	700	(550)
Carvana Co. (a),(b)	4,350	(1,367,553)
Dick’s Sporting Goods, Inc.	902	(178,858)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Digital Brands Group, Inc. (a)	200	$(360)
Express, Inc. (a)	0	(3)
Floor & Decor Holdings, Inc. (a)	400	(20,320)
Genuine Parts Co.	13,900	(1,469,925)
GigaCloud Technology, Inc. (a)	9,300	(422,034)
Grabagun Digital Holdings, Inc. (a)	1,100	(3,311)
Groupon, Inc. (a)	178	(2,118)
Home Depot, Inc.	16,580	(5,452,996)
Hour Loop, Inc. (a)	6	(10)
Lands’ End, Inc. (a)	375	(4,215)
Lithia Motors, Inc.	120	(29,966)
LKQ Corp.	21,500	(631,455)
Lowe’s Cos., Inc.	2,400	(567,072)
Macy’s, Inc. (b)	1,281	(23,173)
MarineMax, Inc. (a)	800	(21,648)
National Vision Holdings, Inc. (a)	12,300	(318,570)
Pattern Group, Inc. (a)	2,500	(31,075)
PetMed Express, Inc. (a)	2,700	(6,156)
Pool Corp. (b)	167	(33,789)
Revolve Group, Inc. (a)	3,500	(79,135)
RideNow Group, Inc. (a)	249	(1,758)
Savers Value Village, Inc. (a)	400	(2,976)
Signet Jewelers Ltd.	12,400	(1,049,536)
Stitch Fix, Inc. (a)	3,300	(10,923)
TJX Cos., Inc. (b)	1,017	(162,415)
Tractor Supply Co. (b)	3,388	(153,476)
Ulta Beauty, Inc. (a)	13,960	(7,297,032)
Urban Outfitters, Inc. (a)	100	(6,335)
Valvoline, Inc. (a)	4,700	(158,296)
Victoria’s Secret & Co. (a)	4,800	(222,528)
Warby Parker, Inc. (a)	2,200	(46,354)
Williams-Sonoma, Inc. (b)	3,716	(677,538)

		(23,350,597)

Semiconductors & Semiconductor Equipment — (0.3)%
ACM Research, Inc. (a)	100	(3,935)
Aeluma, Inc. (a)	1,700	(22,253)
Ambarella, Inc. (a)	1,400	(72,065)
Astera Labs, Inc. (a),(b)	142	(15,563)
AXT, Inc. (a)	800	(45,584)
Blaize Holdings, Inc. (a)	26,600	(48,412)
Credo Technology Group Holding Ltd. (a),(b)	29	(2,722)
Datavault AI, Inc. (a)	86,200	(53,297)
Entegris, Inc. (b)	1,776	(208,218)
GLOBALFOUNDRIES, Inc. (a),(b)	368	(16,369)
Impinj, Inc. (a)	1,900	(195,130)
KLA Corp.	60	(88,345)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Kopin Corp. (a)	8,100	$(18,225)
Lattice Semiconductor Corp. (a)	500	(46,380)
MACOM Technology Solutions Holdings, Inc. (a)	2,200	(488,554)
Marvell Technology, Inc. (b)	19,922	(1,973,274)
Microchip Technology, Inc. (b)	173	(11,178)
Micron Technology, Inc. (b)	1,853	(626,018)
Mobix Labs, Inc. (a)	14,100	(4,711)
Monolithic Power Systems, Inc. (b)	4,526	(4,948,502)
Navitas Semiconductor Corp. (a)	13,600	(119,272)
Penguin Solutions, Inc. (a)	300	(5,280)
Photronics, Inc. (a)	900	(36,369)
Pixelworks, Inc. (a)	200	(1,080)
POET Technologies, Inc. (a)	36,500	(216,810)
Power Integrations, Inc.	100	(5,120)
QUALCOMM, Inc. (b)	2,657	(342,168)
Semtech Corp. (a)	1,700	(130,713)
SiTime Corp. (a)	400	(138,140)
SkyWater Technology, Inc. (a)	200	(5,482)
Synaptics, Inc. (a)	1,700	(119,068)
Teradyne, Inc. (b)	4	(1,186)
Texas Instruments, Inc. (b)	1,757	(341,104)
Wolfspeed, Inc. (a)	400	(6,528)

		(10,357,055)

Software & Services — (0.9)%
3 E Network Technology Group-a (a)	200	(454)
Accenture PLC, Class A (b)	1,483	(294,064)
Adeia, Inc.	200	(4,806)
Adobe, Inc. (a),(b)	2,296	(558,112)
Aduro Clean Technologies, Inc. (a)	200	(2,098)
Airship AI Holdings, Inc. (a)	860	(1,944)
Akamai Technologies, Inc. (a),(b)	47	(5,398)
Alkami Technology, Inc. (a)	3,000	(47,010)
Alpha Modus Holdings, Inc. (a)	100	(37)
American Bitcoin Corp. (a)	13,560	(12,535)
AppLovin Corp., Class A (a)	26,660	(10,610,680)
Atlassian Corp. (a),(b)	661	(45,113)
Auddia, Inc. (a)	23	(13)
Aurora Innovation, Inc. (a)	5,900	(24,308)
authID, Inc. (a)	49	(64)
Backblaze, Inc., Class A (a)	400	(1,380)
Banzai International, Inc. (a)	4,200	(3,995)
BigBear.ai Holdings, Inc. (a)	152,107	(535,417)
Bio-key International, Inc. (a)	9	(5)
Bit Digital, Inc. (a)	49,000	(64,190)
Bitdeer Technologies Group (a)	900	(7,785)
Bitfarms Ltd. (a)	6,800	(13,260)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
BitMine Immersion Technologies, Inc.	145,500	$(2,877,990)
BlackLine, Inc. (a),(b)	297	(10,989)
Blend Labs, Inc., Class A (a)	500	(850)
Braze, Inc. (a)	16,300	(384,843)
BTCS, Inc. (a)	500	(695)
BTQ Technologies Corp. (a)	4,400	(11,748)
Cadence Design Systems, Inc. (a),(b)	12	(3,334)
Castellum, Inc. (a)	12,300	(7,251)
CCC Intelligent Solutions Holdings, Inc. (a)	24,700	(148,200)
Circle Internet Group, Inc. (a),(b)	3,539	(337,656)
Cleanspark, Inc. (a)	30,400	(258,704)
Clearwater Analytics Holdings, Inc. (a)	94,100	(2,225,465)
Cloudastructure, Inc. (a)	100	(61)
Cognizant Technology Solutions Corp. (b)	12,978	(796,200)
Constellation Software, Inc. (b)	29	(50,908)
CoreWeave, Inc. (a),(b)	38,228	(2,961,523)
CXApp, Inc. (a)	9,100	(1,643)
CYNGN, Inc. (a)	4,300	(7,138)
Datacentrex, Inc. (a)	2,200	(4,730)
Digi Power X, Inc. (a)	8,500	(17,255)
Digimarc Corp. (a)	700	(3,437)
Domo, Inc. (a)	600	(1,836)
Duos Technologies Group, Inc. (a)	1,900	(13,034)
D-Wave Quantum, Inc. (a)	52,900	(763,347)
Dynatrace, Inc. (a),(b)	103	(3,809)
Elastic NV (a),(b)	169	(8,448)
Fortinet, Inc. (a),(b)	5	(409)
Fusemachines, Inc. (a)	100	(95)
Gartner, Inc. (a),(b)	1,195	(189,216)
Gitlab, Inc., Class A (a),(b)	1,009	(21,835)
Greenidge Generation Holdings, Inc. (a)	230	(253)
HubSpot, Inc. (a),(b)	225	(54,922)
Hut 8 Corp. (a)	10,400	(487,864)
I3 Verticals, Inc. (a)	1,300	(29,068)
Intapp, Inc. (a)	2,300	(59,087)
International Business Machines Corp. (b)	553	(134,042)
Intuit, Inc. (b)	7,802	(3,373,429)
JFrog Ltd. (a)	1,500	(70,395)
Kaltura, Inc. (a)	1,400	(1,708)
Life360, Inc. (a)	1,900	(77,558)
Lightspeed Commerce, Inc. (a)	500	(4,480)
LivePerson, Inc. (a)	100	(255)
LiveRamp Holdings, Inc. (a)	200	(5,304)
MARA Holdings, Inc. (a)	54,311	(443,178)
MicroAlgo, Inc. (a)	1,363	(4,743)
MicroCloud Hologram, Inc. (a)	1,267	(2,597)
NextNav, Inc. (a)	300	(4,806)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Okta, Inc. (a)	2,400	$(188,904)
Onestream, Inc. (a)	31,900	(765,600)
Open Text Corp.	1,300	(28,912)
Oracle Corp.	580	(85,324)
Palo Alto Networks, Inc. (a)	21,344	(3,421,870)
PAR Technology Corp. (a)	1,500	(19,995)
Phunware, Inc. (a)	2,452	(4,340)
Procore Technologies, Inc. (a)	20,200	(1,151,400)
PTC, Inc. (a)	500	(71,245)
Rackspace Technology, Inc. (a)	7,800	(7,642)
REalloys, Inc. (a)	500	(4,880)
reAlpha Tech Corp. (a)	16,800	(4,081)
Rekor Systems, Inc. (a)	8,521	(6,987)
Rezolve AI PLC (a)	127,600	(326,656)
RingCentral, Inc.	600	(22,314)
Riot Platforms, Inc. (a)	100	(1,236)
Roper Technologies, Inc.	120	(42,463)
Rubrik, Inc. (a),(b)	83	(4,065)
Salesforce, Inc. (b)	1,434	(267,685)
Samsara, Inc. (a)	11,100	(351,759)
SEMrush Holdings, Inc. (a)	1,100	(13,134)
SentinelOne, Inc., Class A (a)	2,800	(36,064)
ServiceNow, Inc. (a),(b)	2,452	(256,357)
ServiceTitan, Inc. (a)	2,200	(139,612)
Snowflake, Inc., Class A (a),(b)	96	(14,479)
Soluna Holdings, Inc. (a)	12,000	(8,482)
SoundHound AI, Inc., Class A (a)	124,800	(857,376)
Sphere 3D Corp. (a)	1	(1)
Sprinklr, Inc. (a)	2,500	(15,000)
Strategy, Inc. (a),(b)	37,697	(4,704,586)
Synopsys, Inc. (a),(b)	49	(19,428)
T Stamp, Inc. (a)	500	(1,195)
Tao Synergies, Inc. (a)	100	(569)
TON Strategy Co. (a)	2,700	(6,669)
TSS, Inc. (a)	7,100	(92,371)
Tyler Technologies, Inc. (a)	120	(41,086)
UiPath, Inc. (a),(b)	4,552	(50,527)
Unisys Corp. (a)	500	(1,035)
VeriSign, Inc. (b)	83	(20,614)
Whitefiber, Inc. (a)	500	(5,955)
WM Technology, Inc. (a)	400	(263)
Yext, Inc. (a)	8	(31)
ZenaTech, Inc. (a)	7,400	(16,946)
Zeta Global Holdings Corp. (a)	11,900	(189,448)
Zoom Communications, Inc. (a),(b)	180	(14,470)

		(41,382,062)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Technology Hardware & Equipment — (0.6)%
908 Devices, Inc. (a)	2,200	$(13,464)
Advanced Energy Industries, Inc.	100	(32,271)
Aeva Technologies, Inc. (a)	8,060	(106,070)
AEye, Inc. (a)	10,570	(19,132)
Amphenol Corp., Class A (b)	17,819	(2,251,431)
AmpliTech Group, Inc. (a)	500	(950)
Arista Networks, Inc. (a),(b)	108	(13,260)
Arlo Technologies, Inc. (a)	700	(9,961)
CDW Corp. (b)	539	(65,230)
Celestica, Inc. (a),(b)	9,605	(2,705,536)
Celestica, Inc. (a),(b)	1	(282)
Cemtrex, Inc. (a)	300	(188)
Ciena Corp. (a),(b)	1,902	(738,413)
Cisco Systems, Inc. (b)	147,811	(11,468,656)
Clearfield, Inc. (a)	1,000	(26,470)
Coherent Corp. (a)	2,400	(571,704)
Core AI Holdings, Inc. (a)	150	(152)
Corning, Inc.	300	(40,791)
Corsair Gaming, Inc. (a)	1,200	(6,660)
Dell Technologies, Inc. (b)	1,046	(171,680)
Everpure, Inc. (a),(b)	338	(19,956)
F5, Inc. (a),(b)	247	(71,465)
Flex Ltd. (a)	8,900	(582,594)
Forward Industries, Inc. (a)	300	(1,329)
GPGI, Inc.	7,700	(131,670)
Hewlett Packard Enterprise Co. (b)	5,784	(137,717)
HP, Inc. (b)	1,828	(35,116)
Infleqtion, Inc. (a)	2,500	(24,525)
Inseego Corp. (a)	1,000	(11,120)
IPG Photonics Corp. (a)	100	(11,459)
Kustom Entertainment, Inc. (a)	200	(117)
Lightwave Logic, Inc. (a)	200	(1,406)
Lumentum Holdings, Inc. (a),(b)	5	(3,514)
MicroVision, Inc. (a)	24,500	(15,709)
Mirion Technologies, Inc. (a)	28,100	(522,379)
MultiSensor AI Holdings, Inc. (a)	53	(12)
NetApp, Inc. (b)	6	(614)
Ondas, Inc. (a)	108,400	(979,936)
One Stop Systems, Inc. (a)	5,900	(44,663)
OSI Systems, Inc. (a)	200	(53,102)
Powerfleet, Inc. NJ (a)	29,700	(91,476)
Quantum Computing, Inc. (a)	4,274	(29,277)
Quantum Corp. (a)	2,300	(10,925)
Sandisk Corp. (a),(b)	5	(3,177)
Sanmina Corp. (a),(b)	6,839	(886,608)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Super Micro Computer, Inc. (a),(b)	3,144	$(71,589)
Syntec Optics Holdings, Inc. (a)	9	(63)
Turtle Beach Corp. (a)	700	(7,098)
Ubiquiti, Inc.	600	(474,174)
Unusual Machines, Inc. (a)	4,000	(49,600)
Viasat, Inc. (a)	12,300	(563,340)
Vontier Corp.	2,500	(88,675)
Vuzix Corp. (a)	2,300	(5,313)
Western Digital Corp.	9,200	(2,488,508)

		(25,660,527)

Telecommunication Services — (0.1)%
Array Digital Infrastructure, Inc. (a)	1,500	(69,210)
AST SpaceMobile, Inc. (a)	13,300	(1,102,171)
Cogent Communications Holdings, Inc.	300	(5,652)
Comcast Corp. (b)	31,575	(906,518)
Globalstar, Inc. (a)	2,247	(149,246)
Iridium Communications, Inc.	500	(13,870)
Millicom International Cellular SA	4,700	(352,218)
SurgePays, Inc. (a)	800	(601)
Telephone & Data Systems, Inc.	23,900	(1,006,190)
Uniti Group, Inc.	17,400	(163,212)
Verizon Communications, Inc. (b)	36,614	(1,838,023)

		(5,606,911)

Transportation — (0.5)%
Alaska Air Group, Inc. (a)	3,200	(117,696)
AP Moller — Maersk AS (b)	16	(39,966)
Avis Budget Group, Inc. (a)	900	(131,265)
Canadian Pacific Kansas City Ltd.	8,330	(655,238)
CH Robinson Worldwide, Inc.	8,200	(1,361,774)
CSX Corp.	32,900	(1,350,545)
Delta Air Lines, Inc.	7,200	(478,656)
Expeditors International of Washington, Inc. (b)	670	(95,964)
FedEx Corp.	900	(320,562)
flyExclusive, Inc. (a)	1,300	(2,938)
Forward Air Corp. (a)	3,100	(51,801)
FTAI Infrastructure, Inc.	19,400	(95,836)
GXO Logistics, Inc. (a)	900	(46,665)
JB Hunt Transport Services, Inc.	3,800	(805,220)
Joby Aviation, Inc. (a)	81,500	(673,190)
Knight-Swift Transportation Holdings, Inc.	100	(5,758)
Lyft, Inc. (a)	1,423	(18,926)
Old Dominion Freight Line, Inc.	300	(58,620)
Proficient Auto Logistics, Inc. (a)	400	(2,712)
RXO, Inc. (a)	6,500	(95,030)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Ryder System, Inc.	400	$(81,884)
Saia, Inc. (a)	360	(126,461)
Southwest Airlines Co.	4,500	(169,065)
Sun Country Airlines Holdings, Inc. (a)	200	(3,304)
Surf Air Mobility, Inc. (a)	24,571	(28,257)
TFI International, Inc.	400	(43,452)
Uber Technologies, Inc. (a)	140,100	(10,077,393)
Union Pacific Corp.	100	(24,262)
United Airlines Holdings, Inc. (a),(b)	1,185	(109,103)
United Parcel Service, Inc.	300	(29,514)
Volato Group, Inc. (a)	1,224	(282)
Wheels Up Experience, Inc. (a)	7,310	(3,776)

		(17,105,115)

Utilities — (0.8)%
Algonquin Power & Utilities Corp.	100	(614)
Ameren Corp.	1,100	(120,912)
Brookfield Infrastructure Corp.	4,200	(165,984)
Cadiz, Inc. (a)	3,246	(15,938)
Constellation Energy Corp.	31,920	(8,913,660)
Dominion Energy, Inc.	1,400	(86,548)
Eversource Energy	2,900	(200,912)
Hallador Energy Co. (a)	400	(6,512)
Hawaiian Electric Industries, Inc. (a)	1,300	(19,292)
NextEra Energy, Inc.	56,000	(5,201,280)
NRG Energy, Inc.	6,100	(891,454)
Oklo, Inc. (a)	34,200	(1,695,978)
Sempra	16,100	(1,564,437)
Talen Energy Corp. (a)	1,200	(383,076)
Vistra Corp. (b)	11,393	(1,712,710)

		(20,979,307)

Total North America		(624,297,402)

Oceania — 0.0%
Energy — 0.0%
Woodside Energy Group Ltd., ADR	2,900	(69,252)

Food, Beverage & Tobacco — 0.0%
Innovation Beverage Group Ltd. (a)	8	(9)

Materials — 0.0%
Anglogold Ashanti PLC	4,900	(477,064)
Frontier Nuclear & Minerals, Inc. (a)	2,700	(7,587)
IperionX Ltd., ADR (a)	200	(5,208)
Nova Minerals Ltd., ADR (a)	2,200	(12,914)

		(502,773)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	$(36)
Benitec Biopharma, Inc. (a)	500	(5,325)
Mesoblast Ltd., ADR (a)	400	(6,152)

		(11,513)

Retailing — 0.0%
GMEX Robotics Corp.	300	(180)

Software & Services — 0.0%
Mawson Infrastructure Group, Inc. (a)	3	(6)

Technology Hardware & Equipment — 0.0%
Mobilicom Ltd. (a)	400	(2,056)
Novonix Ltd., ADR (a)	3,100	(2,139)

		(4,195)

Transportation — 0.0%
Globavend Holdings Ltd. (a)	200	(446)

Total Oceania		(588,374)

South America — 0.0%
Banks — 0.0%
Banco BBVA Argentina SA, ADR	200	(3,212)
Credicorp Ltd.	120	(40,702)
Grupo Supervielle SA, ADR (a)	3,200	(30,176)
Itau Unibanco Holding SA, ADR (b)	1,282	(10,743)

		(84,833)

Capital Goods — 0.0%
Embraer SA, ADR	8,700	(516,258)

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	3,237	(26,705)

Diversified Financials — 0.0%
StoneCo Ltd. (a)	10,800	(152,496)

Energy — 0.0%
Petroleo Brasileiro SA — Petrobras, ADR	55,300	(1,147,475)
Transportadora de Gas del Sur SA, ADR (a)	2,100	(72,681)
YPF SA, ADR (a)	4,000	(184,880)

		(1,405,036)

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	294,700	(860,524)
Cia Cervecerias Unidas SA, ADR	300	(3,405)

		(863,929)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares	Value
Materials — 0.0%
Cia Siderurgica Nacional SA, ADR (a)	5,600	$(6,944)
Sigma Lithium Corp. (a)	19,100	(235,694)
Suzano SA, ADR	300	(3,003)

		(245,641)

Software & Services — 0.0%
VTEX, Class A (a)	1,200	(4,800)

Utilities — 0.0%
Central Puerto SA, ADR (a)	300	(5,049)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	27,567	(841,069)
Pampa Energia SA, ADR (a)	300	(26,550)

		(872,668)

Total South America		(4,172,366)

TOTAL COMMON STOCK (PROCEEDS $687,698,843)		(683,820,467)

	Principal Amount
CORPORATE BONDS AND NOTES — (0.4)%
South America — (0.2)%
Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	$5,508,000	(5,804,485)

Total South America		(5,804,485)

Supranational — (0.2)%
Multi-National — (0.2)%
African Export-Import Bank, 3.80%, 05/17/31 (b),(c)	2,386,000	(2,116,570)
African Export-Import Bank, 3.99%, 09/21/29 (b),(c)	1,824,000	(1,698,907)

		(3,815,477)

Total Supranational		(3,815,477)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $9,520,995)		(9,619,962)

	Shares

EXCHANGE-TRADED FUNDS — 0.0%
iShares Expanded Tech-Software Sector ETF (b)	256	(20,493)
iShares MSCI Taiwan ETF (b)	1,810	(128,365)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Shares		Value
State Street Consumer Staples Select Sector SPDR ETF (b)	7,670		$(628,787)
State Street Energy Select Sector SPDR ETF (b)	6,072		(371,971)
State Street Industrial Select Sector SPDR ETF (b)	2,049		(331,385)
State Street Materials Select Sector SPDR ETF (b)	116		(5,796)
State Street SPDR S&P Biotech ETF (b)	2,107		(269,127)
State Street SPDR S&P Homebuilders ETF (b)	7		(691)
State Street SPDR S&P Regional Banking ETF (b)	810		(52,771)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $1,697,360)			(1,809,386)

	Principal Amount

MORTGAGE BACKED SECURITIES — (18.4)%
North America — (18.4)%
U.S. Government Sponsored Agency Securities — (18.4)%
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 2.50%, 05/01/56 (m)	$130,000,000		(109,382,780)
TBA, 30 Year Maturity, 4.50%, 06/01/56 (m)	220,000,000		(211,878,920)
TBA, 30 Year Maturity, 5.00%, 05/01/56 (b),(m)	167,000,000		(164,455,922)
TBA, 30 Year Maturity, 5.00%, 04/01/56 (b),(m)	66,000,000		(65,071,908)
TBA, 30 Year Maturity, 5.50%, 04/01/56 (m)	33,000,000		(33,146,949)
TBA, 30 Year Maturity, 6.00%, 06/01/56 (m)	50,000,000		(50,853,500)
TBA, 30 Year Maturity, 6.50%, 06/01/56 (m)	25,000,000		(25,824,225)

Total North America			(660,614,204)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $662,079,628)			(660,614,204)

SOVEREIGN DEBT — (0.7)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	4,035,000		(3,630,612)
5.63%, 05/18/34 (b),(c)	1,324,000		(1,168,925)
5.88%, 06/05/32 (b),(c)	7,453,000		(7,044,923)
6.00%, 02/12/31 (b),(c)	4,050,000		(3,871,893)
7.50%, 02/12/36 (b),(c)	2,050,000		(2,023,459)
7.50%, 07/07/37 (b),(c)	2,250,000		(2,194,422)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(c)	961,000		(936,206)
Senegal Government International Bonds, 4.75%, 03/13/28 (b),(c)	3,132,667	EUR	(2,264,443)

TOTAL SOVEREIGN DEBT (PROCEEDS $24,265,486)			(23,134,883)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — (0.3)%
U.S. Treasury Notes 4.00%,11/15/35	$6,927,600	$(6,757,657)
U.S. Treasury Bonds 4.75%,08/15/55	4,162,800	(4,056,779)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $11,005,870)		(10,814,436)

	Shares

WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(e)	1,340	0
Pulse Biosciences, Inc. (a),(e)	44	0

TOTAL WARRANTS (PROCEEDS $0)		0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(e)	92	(29)
Catalyst Biosciences, Inc. (a),(e)	4,600	0
Sesen Bio, Inc. (a),(e)	25,568	0
Novusterra, Inc. (a),(e)	383	0
Datavault AI, Inc. (a),(e)	1,328	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (38.6)% (PROCEEDS $1,396,268,723)		(1,389,813,367)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)	Security is valued using significant unobservable inputs.
(f)	Assets, other than investments in securities, less liabilities other than securities sold short.
(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2026.

(h)	Non-interest bearing bond.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2026. Maturity date presented is the ultimate maturity.
(j)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(k)	All or a portion of the security represents an unsettled loan commitment at March 31, 2026 where the rate will be determined at time of settlement.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., and Kirkoswald Global Macro Fund Ltd. 1/2/2019, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $307,208,226 and represents 8.5% of Net Assets.

(o)	Premium due at a future settlement date.
(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Options Written Contracts Outstanding at March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
ALUMINIUM MAY 26	3,700.00 USD	05/06/26	(45)	(166,500)	$(84,228)	$(131,333)	$(47,105)
ALUMINIUM SEP 26	3,600.00 USD	09/02/26	(220)	(792,000)	(384,278)	(868,120)	(483,842)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC 26	40.00 USD	12/15/26	(750)	(30,000)	(1,071,885)	(144,000)	927,885
GOLD JUN 26	5,150.00 USD	05/26/26	(45)	(231,750)	(229,409)	(352,800)	(123,391)
LITHIUM HYD FUT AUG 26	11.00 USD	09/02/26	(20)	(220)	(30,853)	(196,800)	(165,947)
LITHIUM HYD FUT DEC 26	11.00 USD	01/05/27	(20)	(220)	(30,854)	(196,000)	(165,146)
LITHIUM HYD FUT JUL 26	11.00 USD	08/04/26	(20)	(220)	(30,853)	(197,400)	(166,547)
LITHIUM HYD FUT NOV 26	11.00 USD	12/02/26	(20)	(220)	(30,854)	(196,400)	(165,546)
LITHIUM HYD FUT OCT 26	11.00 USD	11/03/26	(20)	(220)	(30,854)	(196,000)	(165,146)
LITHIUM HYD FUT SEP 26	11.00 USD	10/02/26	(20)	(220)	(30,854)	(196,400)	(165,546)
LME COPPER 3MO CALL	14,000.00 USD	05/06/26	(23)	(322,000)	(246,604)	(36,145)	210,459
LME NICKEL 3MO CALL	25,000.00 USD	06/03/26	(23)	(575,000)	(8,480)	(1,274)	7,206

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO FUT DEC 26	80.00 EUR	11/26/26	(45)	(3,600)	$(312,147)	$(229,246)	$82,901
NAT GAS EURO FUT FEB 27	80.00 EUR	01/27/27	(90)	(7,200)	(791,753)	(496,191)	295,562
NAT GAS EURO FUT JAN 27	80.00 EUR	12/24/26	(90)	(7,200)	(876,605)	(504,620)	371,985
NAT GAS EURO FUT JUN 26	80.00 EUR	05/27/26	(45)	(3,600)	(163,474)	(103,099)	60,375
NAT GAS EURO FUT MAR 27	80.00 EUR	02/24/27	(90)	(7,200)	(875,427)	(507,188)	368,239
NAT GAS EURO FUT MAY 26	80.00 EUR	04/24/26	(45)	(3,600)	(168,923)	(47,327)	121,596
NAT GAS EURO FUT NOV 26	80.00 EUR	10/27/26	(45)	(3,600)	(302,077)	(212,002)	90,075
NAT GAS EURO OPT AUG 26	3.25 USD	07/28/26	(45)	(146)	(206,086)	(176,940)	29,146
NAT GAS EURO OPT JUL 26	3.25 USD	06/25/26	(45)	(146)	(206,085)	(139,050)	67,035
NAT GAS EURO OPT JUN 26	3.60 USD	05/26/26	(44)	(158)	(199,306)	(39,336)	159,970
NAT GAS EURO OPT MAY 26	3.00 USD	04/27/26	(56)	(168)	(134,942)	(68,712)	66,230
NAT GAS EURO OPT MAY 26	3.60 USD	04/27/26	(44)	(159)	(199,306)	(12,672)	186,634
NAT GAS EURO OPT SEP 26	3.25 USD	08/26/26	(45)	(146)	(206,086)	(189,945)	16,141
S&P 500 INDEX	10,000.00 USD	12/18/26	(4,382)	(43,820,000)	(384,330)	(339,605)	44,725
SILVER JUL 26	100.00 USD	06/25/26	(23)	(2,300)	(298,378)	(421,590)	(123,212)
SOYBEAN OIL JUL 26	75.00 USD	06/26/26	(45)	(3,375)	(46,689)	(44,820)	1,869
SOYBEAN OIL SEP 26	85.00 USD	08/21/26	(45)	(3,825)	(22,128)	(19,440)	2,688

					$(7,603,748)	$(6,264,455)	$1,339,293

Exchange-Traded Put Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC 26	30.00 USD	12/15/26	(750)	(22,500)	$(2,051,885)	$(2,400,750)	$(348,865)
CRUDE FIN CSO 1MO AUG 26	(0.75) USD	07/20/26	(566)	424	(16,319)	(16,980)	(661)
CRUDE FIN CSO 1MO DEC 26	(0.75) USD	11/19/26	(110)	83	(6,273)	(4,400)	1,873
CRUDE FIN CSO 1MO JUL 26	(0.75) USD	06/18/26	(566)	424	(16,319)	(16,980)	(661)
CRUDE FIN CSO 1MO NOV 26	(0.75) USD	10/19/26	(110)	82	(6,273)	(3,300)	2,973
CRUDE FIN CSO 1MO OCT 26	(0.75) USD	09/21/26	(110)	82	(6,273)	(3,300)	2,973

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
CRUDE FIN CSO 1MO SEP 26	(0.75) USD	08/19/26	(566)	424	$(16,319)	$(16,980)	$(661)
CRUDE OIL FUT SEP 26	50.00 USD	08/17/26	(450)	(22,500)	(516,163)	(310,500)	205,663
E-MINI S&P 500 INDEX	6,000.00 USD	04/30/26	(68)	(408,000)	(145,485)	(123,250)	22,235
E-MINI S&P 500 INDEX	6,300.00 USD	04/30/26	(22)	(138,600)	(58,542)	(88,825)	(30,283)
INVESCO QQQ TRUST SERIES 1 APR 26	560.00 USD	04/17/26	(119)	(66,640)	(66,812)	(77,826)	(11,014)
INVESCO QQQ TRUST SERIES 1 MAY 26	515.00 USD	05/01/26	(119)	(61,285)	(102,974)	(39,389)	63,585
META PLATFORMS, INC.	540.00 USD	05/15/26	(9)	(4,860)	(31,238)	(19,512)	11,726
NAT GAS EURO OPT AUG 26	2.75 USD	07/28/26	(44)	(121)	(44,426)	(58,388)	(13,962)
NAT GAS EURO OPT AUG 26	3.25 USD	07/28/26	(45)	(146)	(151,186)	(154,710)	(3,524)
NAT GAS EURO OPT JUL 26	3.25 USD	06/25/26	(45)	(146)	(151,186)	(146,610)	4,576
NAT GAS EURO OPT JUL 26	2.75 USD	07/01/26	(44)	(121)	(44,426)	(49,192)	(4,766)
NAT GAS EURO OPT JUN 26	2.75 USD	05/26/26	(44)	(121)	(44,426)	(58,212)	(13,786)
NAT GAS EURO OPT JUN 26	3.60 USD	05/26/26	(44)	(158)	(167,186)	(299,244)	(132,058)
NAT GAS EURO OPT MAY 26	2.75 USD	04/27/26	(44)	(121)	(44,426)	(44,000)	426
NAT GAS EURO OPT MAY 26	3.00 USD	04/27/26	(11)	(33)	(24,856)	(26,224)	(1,368)
NAT GAS EURO OPT MAY 26	3.60 USD	04/27/26	(44)	(158)	(167,186)	(326,876)	(159,690)
NAT GAS EURO OPT OCT 26	2.75 USD	09/25/26	(44)	(121)	(44,426)	(82,192)	(37,766)
NAT GAS EURO OPT SEP 26	3.25 USD	08/26/26	(45)	(146)	(151,186)	(178,875)	(27,689)
NAT GAS EURO OPT SEP 26	2.75 USD	08/28/26	(44)	(121)	(44,426)	(77,220)	(32,794)
SGX IRON ORE APR 26	85.00 USD	04/30/26	(215)	(18,275)	(13,437)	0	13,437
SGX IRON ORE JUN 26	85.00 USD	06/30/26	(215)	(18,275)	(13,437)	(1,935)	11,502
SGX IRON ORE MAY 26	85.00 USD	05/29/26	(215)	(18,275)	(13,437)	(215)	13,222

					$(4,160,528)	$(4,625,885)	$(465,357)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
XAU USD FX OPTION CALL 5550 4/23/26	J.P. Morgan Securities LLC	5,550.00 USD	04/23/26	(2,000)	(11,100,000)	$(210,000)	$(16,480)	$193,520

OTC Put Options Written
CDX IG45 CREDIT SWAPTION PUT 80 12/20/2030	Morgan Stanley Capital Services LLC	80.00 USD	05/20/26	(552,500,000)	(44,200,000,000)	(331,500)	(534,197)	(202,697)
CDX IG45 CREDIT SWAPTION PUT 80 12/20/2030	Goldman Sachs & Co.	80.00 USD	05/20/26	(138,000,000)	(11,040,000,000)	(69,000)	(133,429)	(64,429)
CDX IG45 CREDIT SWAPTION PUT 80 12/20/2030	Goldman Sachs & Co.	80.00 USD	05/20/26	(138,000,000)	(11,040,000,000)	$(69,000)	$(133,428)	$(64,428)

						$(469,500)	$(801,054)	$(331,554)

Total Options Written Outstanding						$(12,443,776)	$(11,707,874)	$735,902

Future Contracts Outstanding at March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Eurodollar	26	LIFFE	6,334,737 EUR	09/14/26	$(15,214)
3 Month Eurodollar	5	LIFFE	1,214,513 EUR	12/14/26	275
3 Month Eurodollar	11	LIFFE	2,671,112 EUR	06/14/27	1,228
3 Month SOFR	141	CME	33,929,300 USD	03/17/27	39,362
3 Month SOFR	16	CME	3,857,262 USD	09/15/27	537
3 Month SOFR	4	CME	963,300 USD	03/19/31	(1,700)
90-Day Australian Bank Bills	17	SFE	16,808,931 AUD	09/10/26	(3,675)
90-Day Australian Bank Bills	13	SFE	12,851,382 AUD	12/10/26	(2,593)
90-Day Australian Bank Bills	9	SFE	8,897,605 AUD	03/11/27	(1,940)
90-Day Australian Bank Bills	6	SFE	5,932,458 AUD	06/10/27	(1,293)
90-Day Australian Bank Bills	3	SFE	2,966,445 AUD	09/09/27	(547)
Aluminium	69	LME	5,802,469 USD	04/15/26	271,963
Australian 10-Year Bond	5	SFE	543,816 AUD	06/15/26	(3,482)
Australian 3-Year Bond	32	SFE	3,324,453 AUD	06/15/26	(5,172)
Australian Dollar Currency	266	CME	18,942,160 USD	06/15/26	(634,710)
Brazilian Real Currency	470	CME	8,909,508 USD	04/30/26	86,292
Brent Crude	67	ICE	773,180 USD	04/27/26	238,520

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	45	ICE	402,300 USD	04/27/26	$(65,700)
Brent Crude	68	ICE	677,280 USD	04/27/26	(71,400)
Brent Crude	22	ICE	135,520 USD	04/27/26	(660)
Brent Crude	171	ICE	16,556,833 USD	04/30/26	1,222,037
Brent Crude	38	ICE	3,564,351 USD	05/29/26	90,109
Brent Crude	5	ICE	448,825 USD	06/30/26	2,025
Brent Crude	225	ICE	855,000 USD	07/28/26	(378,000)
Brent Crude	22	ICE	41,800 USD	10/27/26	(15,180)
Brent Crude	22	ICE	49,500 USD	10/27/26	86,460
Brent Crude	1	ICE	67,720 USD	10/30/26	11,900
British Pound Currency	180	GBX	14,969,556 USD	06/15/26	(90,306)
CAC40 Index	14	MAT	1,114,389 EUR	04/17/26	(21,832)
California Carbon Allowance Vintage DEC26	5,094	ICE	161,253,632 USD	12/24/26	(14,189,853)
Canadian 10-Year Bond	227	MOE	27,661,090 CAD	06/19/26	(301,071)
Carbon Emission	105	ICE	856,800 EUR	12/09/26	(387,152)
Carbon Emission	45	ICE	131,850 EUR	12/09/26	(87,122)
Carbon Emission	56	ICE	131,040 EUR	12/09/26	182,855
Cattle	3	CME	523,000 USD	04/30/26	30,687
Cattle	4	CME	690,838 USD	05/21/26	42,112
Cattle	2	CME	343,575 USD	08/28/26	20,850
CBOE Volatility Index	129	CBOE	3,025,663 USD	04/15/26	202,227
CBOE Volatility Index	176	CBOE	4,131,869 USD	05/19/26	164,643
CBOE Volatility Index	99	CBOE	2,292,019 USD	06/17/26	109,989
CBOE Volatility Index	2	CBOE	49,600 USD	07/22/26	(781)
CBOE Volatility Index	105	CBOE	2,513,622 USD	08/19/26	37,909
Cocoa	213	NYBOT	8,936,376 USD	05/13/26	(1,907,376)
Coffee ‘C’	33	NYBOT	3,678,025 USD	05/18/26	14,057
Coffee ‘C’	1	NYBOT	106,013 USD	07/21/26	3,037
Coffee Robusta	5	LIFFE	172,680 USD	05/22/26	1,970
Coffee Robusta	3	LIFFE	101,470 USD	07/27/26	680
Copper	15	LME	4,795,500 USD	04/15/26	(189,308)
Copper	44	COMEX	6,437,400 USD	05/27/26	(262,000)
Copper	220	LME	64,908,375 USD	06/17/26	2,925,985
Copper	142	COMEX	21,218,991 USD	07/29/26	(1,106,466)
Copper	39	LME	13,196,950 USD	12/14/26	(1,101,490)
Corn	293	CBT	6,517,362 USD	05/14/26	188,675
Cotton No.2	6	NYBOT	205,025 USD	05/06/26	4,975
Cotton No.2	394	NYBOT	13,992,065 USD	07/09/26	217,545
Cotton No.2	2	NYBOT	72,155 USD	12/08/26	2,185
DAX Index	14	EUREX	8,359,425 EUR	06/19/26	(423,590)
DJIA mini E-CBOT	38	CBT	8,985,880 USD	06/18/26	(135,300)
E-Mini Russell Index	41	ICE	5,151,893 USD	06/18/26	(1,883)
E-Mini S&P 500 Index	167	CME	55,944,433 USD	06/18/26	(1,078,670)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
EURo FX	68	CME	9,815,500 USD	06/15/26	$32,175
EURo FX	10	CME	758,940 EUR	06/15/26	18,101
EURo FX	4	CME	652,160 EUR	06/15/26	(2,071)
EURo FX	11	CME	1,282,727 EUR	06/15/26	(6,503)
EURo OAT	120	EUREX	14,562,296 EUR	06/08/26	(369,289)
EURo Stoxx 50	112	EUREX	6,223,425 EUR	06/19/26	(79,783)
EURo-BTP	1	EUREX	106,210 EUR	06/08/26	(416)
EURo-BTP	71	EUREX	8,327,703 EUR	06/08/26	(83,017)
EURo-Bund	145	EUREX	18,531,350 EUR	06/08/26	(404,316)
EURo-Schatz	1,441	EUREX	153,870,099 EUR	06/08/26	(1,715,685)
FTSE 100 Index	67	LIFFE	6,928,813 GBP	06/19/26	(126,381)
FTSE China A50 Index	332	SING	4,823,062 USD	04/29/26	2,890
FTSE/MIB Index	24	MIL	5,272,125 EUR	06/19/26	(49,707)
Gas Oil	3	ICE	349,800 USD	04/10/26	59,700
Gas Oil	45	ICE	595,575 USD	05/05/26	96,075
Gas Oil	110	ICE	10,476,637 USD	05/12/26	3,155,112
Gas Oil	45	ICE	528,975 USD	06/04/26	427,050
Gas Oil	18	ICE	1,642,542 USD	06/11/26	341,057
Gas Oil	23	ICE	253,000 USD	07/03/26	104,420
Gas Oil	1	ICE	90,100 USD	07/10/26	11,100
Gasoline RBOB	47	NYMEX	5,280,789 USD	04/30/26	1,043,709
Gasoline RBOB	51	NYMEX	6,504,949 USD	05/29/26	40,147
Gasoline RBOB	1	NYMEX	118,213 USD	06/30/26	3,843
Gasoline RBOB	1	NYMEX	119,230 USD	07/31/26	(2,759)
Gold	52	COMEX	24,662,610 USD	06/26/26	(333,890)
Henry Hub	22	ICE	199,650 USD	12/27/29	55,770
Henry Hub	22	ICE	199,650 USD	01/29/30	29,370
Henry Hub	22	ICE	199,650 USD	02/26/30	(6,710)
Henry Hub	22	ICE	199,650 USD	03/27/30	(30,910)
Henry Hub	22	ICE	199,650 USD	04/26/30	(32,230)
Henry Hub	22	ICE	199,650 USD	05/29/30	(24,530)
Henry Hub	22	ICE	199,650 USD	06/26/30	(14,685)
Henry Hub	22	ICE	199,650 USD	07/29/30	(10,780)
Henry Hub	22	ICE	199,650 USD	08/28/30	(11,385)
Henry Hub	22	ICE	199,650 USD	09/26/30	(6,820)
Henry Hub	22	ICE	199,650 USD	10/29/30	5,830
Henry Hub	22	ICE	199,650 USD	11/26/30	34,540
HKG Hang Seng Index	22	HKFE	27,844,600 HKD	04/29/26	(78,317)
ICE 3 Month Sonia	14	LIFFE	3,347,337 GBP	03/16/27	83
ICE 3 Month Sonia	22	LIFFE	5,259,700 GBP	06/15/27	662
ICE 3 Month Sonia	13	LIFFE	3,111,175 GBP	09/14/27	(1,439)
Iron Ore	493	SING	5,242,610 USD	05/29/26	(42,446)
Japan Yen Currency	228	CME	18,055,750 USD	06/15/26	(3,850)
Japanese 10-Year Bond	70	OSE	9,195,955,560 JPY	06/22/26	(467,884)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Korean 10-Year Bond	5	XKFE	551,000,000 KRW	06/16/26	$(5,223)
Korean 3-Year Bond	157	XKFE	16,349,980,000 KRW	06/16/26	(63,552)
KOSPI 200 Index	38	XKFE	8,011,725,000 KRW	06/11/26	(583,586)
Lean Hogs	39	CME	1,680,582 USD	06/12/26	(41,802)
Lean Hogs	512	CME	22,326,063 USD	07/15/26	(366,383)
Lithium Hydroxide	2	COMEX	22,000 USD	07/31/26	19,960
Lithium Hydroxide	2	COMEX	22,000 USD	08/31/26	19,960
Lithium Hydroxide	2	COMEX	22,000 USD	09/30/26	19,960
Lithium Hydroxide	2	COMEX	22,000 USD	10/30/26	19,960
Lithium Hydroxide	2	COMEX	22,000 USD	11/30/26	19,960
Lithium Hydroxide	2	COMEX	22,000 USD	12/31/26	19,960
Live Cattle	94	CME	8,829,091 USD	06/30/26	318,049
Live Cattle	15	CME	1,402,820 USD	08/31/26	35,980
Live Cattle	3	CME	273,100 USD	10/30/26	9,950
Long Gilt	226	LIFFE	20,556,823 GBP	06/26/26	(948,073)
Mexican Peso Currency	476	CME	13,338,638 USD	06/15/26	(162,958)
MSCI Emerging Markets Index	34	NYSE	2,565,220 USD	06/19/26	(92,400)
MSCI Singapore Index	36	SING	1,569,515 SGD	04/30/26	1,746
NASDAQ 100 E-Mini	27	CME	13,442,996 USD	06/18/26	(528,896)
Natural Gas	130	NYMEX	3,899,485 USD	04/28/26	(150,285)
Natural Gas	55	ICE	2,067,074 EUR	04/29/26	11,446
Natural Gas	6	NYMEX	202,580 USD	07/29/26	(4,580)
Natural Gas	41	NYMEX	1,447,524 USD	08/27/26	(104,774)
Natural Gas	7	NYMEX	248,231 USD	09/28/26	(14,151)
Natural Gas	9	NYMEX	456,980 USD	12/29/26	(12,560)
Natural Gas	98	NYMEX	4,443,508 USD	01/27/27	19,412
Natural Gas	72	NYMEX	2,642,004 USD	02/24/27	(124,164)
Natural Gas	2	NYMEX	63,800 USD	03/29/27	180
Natural Gas	2	NYMEX	63,710 USD	04/28/27	(190)
Natural Gas	2	NYMEX	66,620 USD	05/26/27	(380)
Natural Gas	2	NYMEX	71,520 USD	07/28/27	(180)
Natural Gas	1	NYMEX	35,520 USD	08/27/27	(80)
Natural Gas	1	NYMEX	36,160 USD	09/28/27	100
New Zealand Dollar	42	ICE	2,494,783 USD	06/15/26	(78,523)
Nickel	44	LME	3,838,560 USD	04/13/26	635,767
NIFTY 50 Index	12	NSE	555,220 USD	04/28/26	(15,664)
Nikkei Index	7	OSE	364,392,000 JPY	06/12/26	(39,520)
NY Harbor ULSD	37	NYMEX	4,997,337 USD	04/30/26	1,395,508
NY Harbor ULSD	4	NYMEX	614,870 USD	05/29/26	13,601
OMXS30 Index	123	OMX	36,746,785 SEK	04/17/26	(87,759)
Orange Juice	1	NYBOT	29,910 USD	05/08/26	(1,410)
Palladium	6	NYMEX	1,035,660 USD	06/26/26	(143,160)
Phelix DE Base Month	11	EEX	711,807 EUR	06/01/26	(26,065)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Platinum	9	NYMEX	970,605 USD	07/29/26	$(84,015)
Rapeseed	167	MAT	4,135,756 EUR	04/30/26	182,892
S&P ASX Share Price Index 200	38	SFE	8,194,175 AUD	06/18/26	(73,704)
S&P TSX 60 Index	39	MOE	14,836,712 CAD	06/19/26	31,722
Silver	4	COMEX	1,678,668 USD	05/27/26	(180,288)
South African Rand Currency	32	CME	942,907 USD	06/15/26	(5,307)
Soybean	121	CBT	3,812,410 USD	05/13/26	16,030
Soybean	78	CBT	4,623,300 USD	05/14/26	(56,400)
Soybean	747	CBT	43,961,938 USD	07/14/26	335,162
Soybean Oil	93	CBT	3,786,857 USD	05/14/26	56,647
Soybean Oil	945	CBT	33,626,815 USD	07/14/26	5,428,145
Sugar	1,196	NYBOT	21,119,809 USD	06/30/26	(116,136)
Swiss Market Index	22	EUREX	2,803,600 CHF	06/19/26	(19,710)
TOPIX	32	OSE	1,133,152,000 JPY	06/12/26	(74,805)
U.S. Treasury 10-Year Note	1,428	CBT	158,861,364 USD	06/18/26	(286,427)
U.S. Treasury 2-Year Note	228	CBT	47,669,141 USD	06/30/26	(371,609)
U.S. Treasury 5-Year Note	61	CBT	6,688,758 USD	06/30/26	(89,797)
U.S. Treasury Long Bond	134	CBT	15,257,602 USD	06/18/26	1,648
U.S. Treasury Ultra 10-Year Bond	87	CBT	10,021,148 USD	06/18/26	(145,289)
U.S. Treasury Ultra Bond	68	CBT	7,952,828 USD	06/18/26	(26,578)
VSTOXX	52	EUREX	140,303 EUR	04/15/26	7,925
Wheat	912	CBT	26,517,351 USD	07/14/26	2,051,049
WTI Crude	60	NYMEX	5,128,420 USD	04/21/26	954,380
WTI Crude	1	ICE	89,840 USD	05/18/26	3,320
WTI Crude	32	NYMEX	2,924,087 USD	05/19/26	57,033
WTI Crude	4	NYMEX	347,830 USD	06/22/26	(1,710)
WTI Crude	25	NYMEX	1,489,750 USD	11/20/26	322,000
WTI Crude	28	NYMEX	1,750,360 USD	05/20/27	200,960
WTI Crude	18	NYMEX	1,089,130 USD	11/19/27	142,070
Zinc	63	LME	5,086,856 USD	04/15/26	(2,520)

					$(7,506,677)

Short Futures
1 Year Mid-Curve 3 Month EURodollar Option	58	EUREX	6,700,114 EUR	06/08/26	$5,981
3 Month CORRA	3	MOE	731,287 CAD	12/16/26	431
3 Month CORRA	4	MOE	973,750 CAD	03/16/27	863
3 Month CORRA	3	MOE	729,300 CAD	06/15/27	647
3 Month CORRA	2	MOE	485,900 CAD	09/14/27	377
3 Month CORRA	2	MOE	485,725 CAD	12/14/27	198
3 Month Eurodollar	143	LIFFE	34,972,962 EUR	06/15/26	134,902
3 Month Eurodollar	10	LIFFE	2,439,000 EUR	09/14/26	8,813
3 Month Eurodollar	10	LIFFE	2,437,675 EUR	12/14/26	9,449

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month Eurodollar	32	LIFFE	7,805,137 EUR	03/15/27	$38,302
3 Month Eurodollar	8	LIFFE	1,949,362 EUR	06/14/27	6,892
3 Month Eurodollar	71	LIFFE	17,298,350 EUR	09/13/27	46,263
3 Month Eurodollar	71	LIFFE	17,292,437 EUR	12/13/27	28,145
3 Month Eurodollar	18	LIFFE	4,379,237 EUR	03/13/28	1,112
3 Month Eurodollar	2	LIFFE	487,200 EUR	06/19/28	896
3 Month SOFR	13	CME	3,139,662 USD	06/17/26	9,100
3 Month SOFR	215	CME	51,814,583 USD	09/16/26	34,520
3 Month SOFR	338	CME	81,525,960 USD	12/16/26	122,885
3 Month SOFR	237	CME	57,257,350 USD	03/17/27	161,087
3 Month SOFR	219	CME	52,930,137 USD	06/16/27	159,349
3 Month SOFR	149	CME	36,011,337 USD	09/15/27	85,575
3 Month SOFR	171	CME	41,321,525 USD	12/15/27	52,812
3 Month SOFR	165	CME	39,878,054 USD	03/15/28	32,617
3 Month SOFR	107	CME	25,855,487 USD	06/20/28	16,325
3 Month SOFR	87	CME	21,021,125 USD	09/19/28	18,237
3 Month SOFR	51	CME	12,312,200 USD	12/20/28	4,625
3 Month SOFR	34	CME	8,208,962 USD	03/20/29	6,463
3 Month SOFR	35	CME	8,444,162 USD	06/18/29	3,475
3 Month SOFR	26	CME	6,269,537 USD	09/18/29	1,263
3 Month SOFR	15	CME	3,615,662 USD	12/18/29	850
3 Month SOFR	11	CME	2,649,900 USD	03/20/30	138
3 Month SOFR	25	CME	6,021,625 USD	06/20/30	2,250
3 Month SOFR	6	CME	1,445,512 USD	09/18/30	1,613
3 Month SOFR	4	CME	962,950 USD	12/17/30	850
Aluminium	18	LME	1,580,701 USD	04/15/26	(3,933)
Amsterdam Index	3	EUREX	599,894 EUR	04/17/26	29,116
Australian 10-Year Bond	36	SFE	3,885,016 AUD	06/15/26	4,057
Australian Dollar Currency	190	CME	13,398,665 USD	06/15/26	321,915
Brent Crude	112	ICE	124,960 USD	04/27/26	35,360
Brent Crude	67	ICE	402,670 USD	04/27/26	50,920
Brent Crude	67	ICE	688,760 USD	04/27/26	(158,790)
Brent Crude	6	ICE	595,410 USD	04/30/26	(28,410)
Brent Crude	450	ICE	517,500 USD	07/28/26	207,000
Brent Crude	1	ICE	76,720 USD	07/31/26	(9,190)
Brent Crude	5	ICE	377,742 USD	08/28/26	(37,008)
Brent Crude	11	ICE	919,390 USD	09/30/26	28,280
British Pound Currency	115	GBX	9,531,512 USD	06/15/26	25,325
CAC40 Index	21	MAT	1,672,290 EUR	04/17/26	33,566
Canadian 10-Year Bond	1	MOE	119,160 CAD	06/19/26	(611)
Canadian 2-Year Bond	4	MOE	421,340 CAD	06/19/26	417
Canadian 5-Year Bond	1	MOE	113,570 CAD	06/19/26	58
Canadian Dollar Currency	599	CME	44,155,543 USD	06/16/26	1,027,543
Canola	7	ICE	98,512 CAD	05/14/26	(2,832)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Canola	5	ICE	72,400 CAD	07/14/26	$(1,474)
Canola	2	ICE	28,478 CAD	11/13/26	(709)
Carbon Emission	113	ICE	138,990 EUR	06/24/26	(163,917)
Carbon Emission	56	ICE	249,200 EUR	12/09/26	(324,609)
Carbon Emission	30	ICE	2,055,472 EUR	12/14/26	(138,503)
CBOE Volatility Index	14	CBOE	345,971 USD	07/22/26	4,241
CBOE Volatility Index	134	CBOE	3,202,728 USD	09/16/26	(60,172)
Cocoa	2	NYBOT	65,370 USD	05/13/26	(630)
Cocoa	224	NYBOT	9,495,036 USD	07/16/26	1,952,956
Cocoa	1	LIFFE	23,630 GBP	07/16/26	(1,972)
Coffee ‘C’	3	NYBOT	323,362 USD	07/21/26	(3,788)
Coffee Robusta	15	LIFFE	575,869 USD	05/22/26	51,919
Copper	142	COMEX	21,104,656 USD	05/27/26	1,174,956
Copper	220	LME	63,156,895 USD	06/17/26	(4,677,465)
Copper	39	LME	12,747,827 USD	12/14/26	652,367
Corn	32	CBT	728,962 USD	05/14/26	(3,438)
Corn	59	CBT	1,378,161 USD	07/14/26	(3,177)
Corn	3	CBT	70,163 USD	09/14/26	(375)
Corn	89	CBT	2,108,987 USD	12/14/26	(45,925)
Corn	1	CBT	24,525 USD	03/12/27	(225)
Cotton No.2	391	NYBOT	13,433,136 USD	05/06/26	(251,864)
DAX Index	1	EUREX	581,750 EUR	06/19/26	12,512
DJIA mini E-CBOT	4	CBT	918,377 USD	06/18/26	(13,263)
E-Mini Russell Index	61	ICE	7,674,535 USD	06/18/26	12,325
E-Mini S&P Mid Cap 400 Index	3	CME	1,019,780 USD	06/18/26	830
Euro FX	204	CME	29,642,634 USD	06/15/26	99,609
Euro FX	1	CME	1,347,200 SEK	06/15/26	(2,177)
Euro FX	2	CME	2,799,350 NOK	06/15/26	(1,035)
Euro OAT	32	EUREX	3,831,040 EUR	06/08/26	38,097
Euro Stoxx 50	103	EUREX	5,851,120 EUR	06/19/26	221,079
Euro Stoxx 600	2	EUREX	42,790 EUR	06/19/26	(1,017)
Euro Stoxx Banks	18	EUREX	216,018 EUR	06/19/26	6,626
Euro-BTP	191	EUREX	20,204,572 EUR	06/08/26	(14,769)
Euro-BTP	6	EUREX	702,560 EUR	06/08/26	5,641
Euro-Bund	171	EUREX	21,657,930 EUR	06/08/26	249,941
Euro-Buxl	83	EUREX	9,125,048 EUR	06/08/26	(30,667)
FTSE Taiwan Index	26	SING	2,837,850 USD	04/29/26	151,530
FTSE/JSE Top 40 Index	18	SAFEX	19,651,060 ZAR	06/18/26	24,323
Gas Oil	45	ICE	471,375 USD	05/05/26	(76,950)
Gas Oil	45	ICE	308,475 USD	06/04/26	(321,750)
Gas Oil	23	ICE	117,300 USD	07/03/26	(89,815)
Gas Oil	11	ICE	960,625 USD	08/12/26	(96,200)
Gasoline RBOB	20	NYMEX	2,602,190 USD	04/30/26	(89,086)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Gasoline RBOB	8	NYMEX	851,196 USD	06/30/26	$(125,253)
Gasoline RBOB	19	NYMEX	2,262,055 USD	07/31/26	49,121
Gold	5	COMEX	2,325,250 USD	06/26/26	(14,050)
Hang Seng China Enterprises Index	3	HKFE	1,259,900 HKD	04/29/26	810
Henry Hub	13	ICE	128,538 USD	12/29/26	(31,948)
Henry Hub	13	ICE	128,538 USD	01/27/27	(14,365)
Henry Hub	13	ICE	128,538 USD	02/24/27	14,885
Henry Hub	13	ICE	128,538 USD	03/29/27	24,570
Henry Hub	13	ICE	128,538 USD	04/28/27	25,317
Henry Hub	13	ICE	128,538 USD	05/26/27	20,897
Henry Hub	13	ICE	128,538 USD	06/28/27	14,365
Henry Hub	13	ICE	128,538 USD	07/28/27	12,610
Henry Hub	13	ICE	128,538 USD	08/27/27	13,357
Henry Hub	13	ICE	128,538 USD	09/28/27	10,692
Henry Hub	13	ICE	128,538 USD	10/27/27	2,113
Henry Hub	13	ICE	128,538 USD	11/26/27	(21,353)
HKG Hang Seng Index	15	HKFE	18,630,050 HKD	04/29/26	8,137
IBEX 35 Index	5	MEFF	854,990 EUR	04/17/26	7,704
ICE 3 Month Sonia	49	LIFFE	11,758,237 GBP	12/15/26	51,174
ICE 3 Month Sonia	3	LIFFE	717,888 GBP	12/14/27	(662)
ICE 3 Month Sonia	19	LIFFE	4,554,755 GBP	03/14/28	1,860
ICE 3 Month Sonia	15	LIFFE	3,594,312 GBP	06/20/28	(2,068)
Israeli Shekel Currency	6	CME	1,915,847 USD	06/17/26	5,627
Japan Yen Currency	360	CME	28,588,563 USD	06/15/26	85,563
Japanese 10-Year Bond	2	OSE	262,110,000 JPY	06/22/26	9,388
Korean 10-Year Bond	36	XKFE	3,978,680,000 KRW	06/16/26	45,102
Korean 3-Year Bond	40	XKFE	4,172,500,000 KRW	06/16/26	20,697
Lean Hogs	2	CME	75,100 USD	04/15/26	2,760
Lean Hogs	504	CME	21,508,016 USD	06/12/26	329,936
Lean Hogs	1	CME	43,810 USD	07/15/26	920
Lean Hogs	1	CME	43,790 USD	08/14/26	960
Long Gilt	5	LIFFE	463,850 GBP	06/26/26	32,958
Milling Wheat	66	EUREX	686,413 EUR	05/11/26	12,411
Milling Wheat	16	EUREX	172,238 EUR	09/10/26	(188)
Milling Wheat	12	EUREX	131,925 EUR	12/10/26	(1,820)
MSCI Emerging Markets Index	10	NYSE	753,125 USD	06/19/26	25,825
NASDAQ 100 E-Mini	16	CME	7,874,583 USD	06/18/26	221,783
Natural Gas	82	NYMEX	2,514,560 USD	04/28/26	149,680
Natural Gas	141	NYMEX	4,475,047 USD	05/27/26	236,587
Natural Gas	62	NYMEX	2,143,310 USD	06/26/26	138,850
Natural Gas	17	NYMEX	603,690 USD	09/28/26	35,210
Natural Gas	65	NYMEX	2,527,030 USD	10/28/26	146,080
Natural Gas	48	NYMEX	2,307,910 USD	11/25/26	161,350

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	21	NYMEX	698,095 USD	03/29/27	$26,305
New Zealand Dollar	84	ICE	4,931,770 USD	06/15/26	99,250
Nickel	44	LME	3,854,400 USD	04/13/26	(619,927)
Nikkei Index	12	OSE	639,050,000 JPY	06/12/26	158,344
Nikkei Index	8	SING	213,292,500 JPY	06/15/26	50,235
Nikkei Mini Index	106	OSE	564,553,500 JPY	06/12/26	140,244
NY Harbor ULSD	3	NYMEX	365,308 USD	06/30/26	(69,846)
NY Harbor ULSD	6	NYMEX	807,408 USD	07/31/26	(18,220)
Palladium	6	NYMEX	960,100 USD	06/26/26	67,600
Platinum	3	NYMEX	291,680 USD	07/29/26	(3,850)
Rapeseed	7	MAT	177,725 EUR	04/30/26	(2,615)
Rapeseed	4	MAT	98,375 EUR	07/31/26	(3,728)
Rapeseed	1	MAT	24,813 EUR	10/30/26	(766)
S&P ASX Share Price Index 200	1	SFE	216,375 AUD	06/18/26	2,449
Silver	2	COMEX	802,925 USD	05/27/26	53,735
Soybean	9	CBT	282,520 USD	05/13/26	(2,240)
Soybean	705	CBT	41,039,035 USD	05/14/26	(238,715)
Soybean	121	CBT	3,790,911 USD	07/14/26	(12,119)
Soybean	8	CBT	479,450 USD	07/14/26	5,050
Soybean	1	CBT	31,120 USD	08/14/26	(100)
Soybean	9	CBT	529,850 USD	08/14/26	(2,725)
Soybean	1	CBT	30,930 USD	09/14/26	(70)
Soybean	7	CBT	398,813 USD	09/14/26	(6,575)
Soybean	13	CBT	745,300 USD	11/13/26	(7,075)
Soybean	4	CBT	123,860 USD	12/14/26	(740)
Soybean Oil	923	CBT	32,821,828 USD	05/14/26	(5,323,916)
Soybean Oil	6	CBT	235,302 USD	07/14/26	(12,666)
Soybean Oil	1	CBT	38,640 USD	08/14/26	(2,172)
Soybean Oil	1	CBT	38,094 USD	09/14/26	(2,148)
Soybean Oil	1	CBT	37,596 USD	12/14/26	(1,584)
Sugar	3	LIFFE	61,880 USD	04/15/26	(5,395)
Sugar	1,152	NYBOT	20,115,171 USD	04/30/26	90,646
Sugar	8	NYBOT	131,466 USD	06/30/26	(9,027)
Sugar	3	LIFFE	64,285 USD	07/16/26	(3,515)
Sugar	2	LIFFE	43,605 USD	09/15/26	(1,935)
Sugar	26	NYBOT	456,333 USD	09/30/26	(11,043)
Swiss Franc Currency	87	CME	13,951,075 USD	06/15/26	250,750
TOPIX	8	OSE	285,365,000 JPY	06/12/26	31,789
U.S. Dollar Currency	290	XKFE	4,324,299,000 KRW	04/20/26	(76,989)
U.S. Treasury 10-Year Note	1,302	CBT	144,790,659 USD	06/18/26	207,628
U.S. Treasury 2-Year Note	750	CBT	155,772,931 USD	06/30/26	188,947
U.S. Treasury 5-Year Note	506	CBT	54,877,929 USD	06/30/26	139,007
U.S. Treasury Long Bond	65	CBT	7,566,977 USD	06/18/26	165,102

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10-Year Bond	23	CBT	2,622,156 USD	06/18/26	$11,297
U.S. Treasury Ultra Bond	112	CBT	13,478,401 USD	06/18/26	423,401
Wheat	886	CBT	25,419,125 USD	05/14/26	(1,880,750)
Wheat	35	KBT	1,096,487 USD	05/14/26	(15,638)
Wheat	6	CBT	183,450 USD	07/14/26	(4,500)
Wheat	21	KBT	671,025 USD	07/14/26	(10,163)
Wheat	1	CBT	31,313 USD	09/14/26	(600)
Wheat	5	KBT	162,725 USD	09/14/26	(2,713)
Wheat	1	CBT	32,175 USD	12/14/26	(550)
Wheat	2	KBT	67,538 USD	12/14/26	(263)
WTI Crude	41	NYMEX	3,739,335 USD	04/21/26	(417,245)
WTI Crude	136	NYMEX	11,219,099 USD	05/19/26	(1,450,661)
WTI Crude	4	NYMEX	288,208 USD	08/20/26	(23,712)
WTI Crude	6	NYMEX	474,500 USD	09/22/26	22,880
Zinc	52	LME	4,069,185 USD	04/15/26	(127,410)

					$(5,767,587)

Total Futures Contracts Outstanding					$(13,274,264)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	13,588,626,590	USD	3,650,000	Morgan Stanley Capital Services LLC	04/15/26	$40,041
COP	2,938,450,000	USD	800,000	Morgan Stanley Capital Services LLC	04/15/26	(2,053)
COP	11,848,100,000	USD	3,165,403	State Street Bank and Trust Company	04/30/26	37,556
EGP	63,100,000	USD	1,249,021	Bank Of America Merrill Lynch	04/30/26	(127,748)
HKD	2,331,000	USD	299,673	State Street Bank and Trust Company	04/30/26	(1,931)
IDR	21,230,550,000	USD	1,250,000	Morgan Stanley Capital Services LLC	04/15/26	886
IDR	141,158,950,000	USD	8,350,000	Morgan Stanley Capital Services LLC	04/15/26	(33,030)
IDR	122,500,000	USD	7,300	State Street Bank and Trust Company	04/30/26	(85)
PEN	70,000	USD	20,872	State Street Bank and Trust Company	04/30/26	(784)
PHP	31,900,000	USD	537,711	State Street Bank and Trust Company	04/30/26	(12,139)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	2,100,000	USD	486,178	State Street Bank and Trust Company	04/30/26	$(10,779)
RON	900,000	USD	206,968	State Street Bank and Trust Company	07/31/26	(4,334)
SGD	2,300,000	USD	1,826,009	State Street Bank and Trust Company	04/30/26	(33,508)
SGD	1,300,000	USD	1,015,392	Morgan Stanley Capital Services LLC	06/17/26	1,115
SGD	4,500,000	USD	3,541,341	Morgan Stanley Capital Services LLC	06/17/26	(22,664)
THB	34,000,000	USD	1,096,271	State Street Bank and Trust Company	04/30/26	(63,115)
THB	33,000,000	USD	1,003,997	Morgan Stanley Capital Services LLC	06/17/26	2,792
THB	18,150,000	USD	562,827	Morgan Stanley Capital Services LLC	06/17/26	(9,094)
TWD	4,809,375	USD	150,000	Morgan Stanley Capital Services LLC	04/15/26	243
TWD	9,559,080	USD	300,000	Morgan Stanley Capital Services LLC	04/15/26	(1,378)
TWD	133,600,000	USD	4,202,114	State Street Bank and Trust Company	04/30/26	(35,524)
USD	200,000	COP	735,587,200	Morgan Stanley Capital Services LLC	04/15/26	249
USD	1,100,000	COP	4,062,122,600	Morgan Stanley Capital Services LLC	04/15/26	(3,084)
USD	1,321,244	COP	5,052,000,000	State Street Bank and Trust Company	04/30/26	(44,490)
USD	531,915	EGP	26,500,000	Bank Of America Merrill Lynch	04/30/26	61,015
USD	4,050,000	IDR	68,567,000,000	Morgan Stanley Capital Services LLC	04/15/26	10,087
USD	6,550,000	IDR	111,300,985,000	Morgan Stanley Capital Services LLC	04/15/26	(7,765)
USD	16,879	IDR	282,900,000	State Street Bank and Trust Company	04/30/26	216
USD	145,387	PHP	8,400,000	State Street Bank and Trust Company	04/30/26	6,992
USD	479,172	RON	2,100,000	State Street Bank and Trust Company	04/30/26	3,772
USD	483,381	RON	2,100,000	State Street Bank and Trust Company	07/31/26	10,569
USD	3,709,341	SGD	4,662,500	State Street Bank and Trust Company	04/30/26	75,631
USD	8,279,475	SGD	10,500,000	Morgan Stanley Capital Services LLC	06/17/26	69,228

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	546,193	SGD	700,000	Morgan Stanley Capital Services LLC	06/17/26	$(1,157)
USD	2,542,418	THB	78,600,000	State Street Bank and Trust Company	04/30/26	154,005
USD	5,475,408	THB	174,900,000	Morgan Stanley Capital Services LLC	06/17/26	139,428
USD	50,316	THB	1,650,000	Morgan Stanley Capital Services LLC	06/17/26	(23)
USD	2,950,000	TWD	94,201,914	Morgan Stanley Capital Services LLC	04/15/26	7,166
USD	450,000	TWD	14,424,960	Morgan Stanley Capital Services LLC	04/15/26	(630)
USD	7,872,791	TWD	247,200,000	State Street Bank and Trust Company	04/30/26	163,355
AUD	2,150,000	USD	1,477,742	Morgan Stanley Capital Services LLC	06/17/26	4,005
AUD	12,250,000	USD	8,701,460	Morgan Stanley Capital Services LLC	06/17/26	(258,952)
BRL	13,800,000	USD	2,649,894	State Street Bank and Trust Company	04/02/26	14,276
BRL	34,538,629	USD	6,600,000	Morgan Stanley Capital Services LLC	04/15/26	52,200
BRL	259,592	USD	50,000	Morgan Stanley Capital Services LLC	04/15/26	(2)
BRL	7,800,000	USD	1,480,229	State Street Bank and Trust Company	05/05/26	16,468
CAD	2,232,901	USD	1,650,547	Morgan Stanley & Co. LLC	04/06/26	(45,053)
CAD	1,000,000	USD	733,808	Morgan Stanley Capital Services LLC	06/17/26	(12,560)
CHF	650,000	USD	819,113	Morgan Stanley Capital Services LLC	06/17/26	569
CHF	200,000	USD	256,796	Morgan Stanley Capital Services LLC	06/17/26	(4,585)
CLP	558,714,000	USD	600,000	Morgan Stanley Capital Services LLC	04/15/26	3,348
CLP	1,053,817,610	USD	1,150,000	Morgan Stanley Capital Services LLC	04/15/26	(11,995)
CLP	842,000,000	USD	973,144	State Street Bank and Trust Company	04/30/26	(63,636)
CNH	56,500,000	USD	8,201,264	State Street Bank and Trust Company	04/30/26	18,155
CNH	17,150,000	USD	2,506,453	State Street Bank and Trust Company	04/30/26	(11,531)
CNH	6,000,000	USD	874,111	Morgan Stanley Capital Services LLC	06/17/26	1,617

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	11,200,000	USD	1,636,706	Morgan Stanley Capital Services LLC	06/17/26	$(2,014)
CZK	13,500,000	USD	656,412	State Street Bank and Trust Company	04/30/26	(20,422)
CZK	50,400,000	USD	2,368,445	Morgan Stanley Capital Services LLC	06/17/26	7,123
CZK	17,850,000	USD	849,863	Morgan Stanley Capital Services LLC	06/17/26	(8,516)
EUR	1,540,000	USD	1,774,969	Morgan Stanley Capital Services LLC	04/16/26	6,216
EUR	2,450,000	USD	2,830,796	Morgan Stanley Capital Services LLC	06/17/26	10,877
EUR	2,350,000	USD	2,743,047	Morgan Stanley Capital Services LLC	06/17/26	(17,362)
GBP	393,000	USD	532,661	State Street Bank and Trust Company	04/24/26	(12,502)
GBP	8,400,000	USD	11,234,076	Morgan Stanley Capital Services LLC	06/17/26	(118,339)
HUF	437,100,000	USD	1,358,403	State Street Bank and Trust Company	04/30/26	(46,597)
HUF	693,000,000	USD	2,033,756	Morgan Stanley Capital Services LLC	06/17/26	39,363
ILS	4,315,000	USD	1,386,404	State Street Bank and Trust Company	04/30/26	(12,584)
ILS	1,200,000	USD	380,833	Morgan Stanley Capital Services LLC	06/17/26	1,646
ILS	9,000,000	USD	2,892,784	Morgan Stanley Capital Services LLC	06/17/26	(24,188)
INR	207,984,440	USD	2,200,000	Morgan Stanley Capital Services LLC	04/15/26	17,690
INR	836,464,395	USD	9,050,000	Morgan Stanley Capital Services LLC	04/15/26	(130,979)
INR	615,800,000	USD	6,650,433	State Street Bank and Trust Company	04/30/26	(106,564)
JPY	62,800,000	USD	397,209	Morgan Stanley Capital Services LLC	06/17/26	1,019
JPY	23,550,000	USD	149,389	Morgan Stanley Capital Services LLC	06/17/26	(54)
KRW	533,753,500	USD	350,000	Morgan Stanley Capital Services LLC	04/15/26	4,943
KRW	5,028,346,600	USD	3,400,000	Morgan Stanley Capital Services LLC	04/15/26	(56,177)
KRW	6,295,300,000	USD	4,322,770	State Street Bank and Trust Company	04/30/26	(134,844)
MXN	4,400,000	USD	252,301	State Street Bank and Trust Company	04/30/26	(7,299)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	11,400,000	USD	628,946	Morgan Stanley Capital Services LLC	06/17/26	$3,200
MXN	74,100,000	USD	4,129,606	Morgan Stanley Capital Services LLC	06/17/26	(20,652)
NOK	37,186,566	USD	3,865,616	State Street Bank and Trust Company	04/30/26	(25,519)
NOK	23,650,000	USD	2,430,200	Morgan Stanley Capital Services LLC	06/17/26	10,884
NOK	62,150,000	USD	6,480,708	Morgan Stanley Capital Services LLC	06/17/26	(65,775)
NZD	3,850,000	USD	2,206,578	Morgan Stanley Capital Services LLC	06/17/26	11,738
NZD	11,600,000	USD	6,874,753	Morgan Stanley Capital Services LLC	06/17/26	(190,996)
PLN	1,400,000	USD	390,604	State Street Bank and Trust Company	04/30/26	(13,487)
PLN	4,800,000	USD	1,286,718	Morgan Stanley Capital Services LLC	06/17/26	5,968
PLN	4,800,000	USD	1,295,581	Morgan Stanley Capital Services LLC	06/17/26	(2,895)
SEK	32,300,000	USD	3,559,471	State Street Bank and Trust Company	04/30/26	(142,526)
SEK	4,000,000	USD	421,764	Morgan Stanley Capital Services LLC	06/17/26	2,393
SEK	8,000,000	USD	857,084	Morgan Stanley Capital Services LLC	06/17/26	(8,770)
TRY	211,200,000	USD	4,484,600	State Street Bank and Trust Company	04/30/26	102,259
TRY	56,600,000	USD	1,128,025	State Street Bank and Trust Company	07/31/26	(10,810)
USD	2,473,912	AUD	3,662,000	State Street Bank and Trust Company	04/24/26	(52,021)
USD	4,753,619	AUD	6,750,000	Morgan Stanley Capital Services LLC	06/17/26	101,621
USD	615,351	AUD	900,000	Morgan Stanley Capital Services LLC	06/17/26	(4,914)
USD	2,646,719	BRL	13,800,000	State Street Bank and Trust Company	04/02/26	(17,450)
USD	2,250,000	BRL	11,831,368	Morgan Stanley Capital Services LLC	04/15/26	(28,743)
USD	1,638,147	CAD	2,232,901	Morgan Stanley & Co. LLC	04/06/26	32,654
USD	7,703,503	CAD	10,500,000	Morgan Stanley Capital Services LLC	06/17/26	130,391
USD	1,296,274	CAD	1,800,000	Morgan Stanley Capital Services LLC	06/17/26	(1,974)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,632,153	CHF	3,535,000	State Street Bank and Trust Company	04/30/26	$197,505
USD	3,996,518	CHF	3,100,000	Morgan Stanley Capital Services LLC	06/17/26	87,262
USD	882,208	CHF	700,000	Morgan Stanley Capital Services LLC	06/17/26	(528)
USD	1,800,000	CLP	1,634,740,300	Morgan Stanley Capital Services LLC	04/15/26	34,662
USD	1,802,674	CLP	1,550,300,000	State Street Bank and Trust Company	04/30/26	128,079
USD	87,757	CNH	600,000	State Street Bank and Trust Company	04/30/26	471
USD	2,945,886	CNH	20,368,000	State Street Bank and Trust Company	04/30/26	(17,179)
USD	7,956,569	CNH	54,400,000	Morgan Stanley Capital Services LLC	06/17/26	16,632
USD	6,637,808	CNH	45,600,000	Morgan Stanley Capital Services LLC	06/17/26	(17,728)
USD	4,300,000	CNH	29,046,500	J.P. Morgan Securities LLC	05/06/27	(28,536)
USD	1,553,968	CZK	31,600,000	State Street Bank and Trust Company	04/30/26	65,282
USD	1,885,869	CZK	39,900,000	Morgan Stanley Capital Services LLC	06/17/26	5,212
USD	296,501	CZK	6,300,000	Morgan Stanley Capital Services LLC	06/17/26	(445)
USD	20,033,368	EUR	17,381,429	Morgan Stanley Capital Services LLC	04/16/26	(70,235)
USD	4,834,345	EUR	4,116,000	State Street Bank and Trust Company	04/24/26	71,899
USD	1,183,160	EUR	1,000,000	Citibank N.A.	05/26/26	24,401
USD	547,684	EUR	472,000	Citibank N.A.	06/09/26	414
USD	2,674,199	EUR	2,300,000	Morgan Stanley Capital Services LLC	06/17/26	6,506
USD	2,081,818	EUR	1,800,000	Morgan Stanley Capital Services LLC	06/17/26	(5,941)
USD	22,644,508	GBP	16,879,000	State Street Bank and Trust Company	04/24/26	304,137
USD	194,199	GBP	142,000	Citibank N.A.	04/28/26	6,254
USD	1,335,624	GBP	1,000,000	Citibank N.A.	06/10/26	12,268
USD	4,403,838	GBP	3,300,000	Morgan Stanley Capital Services LLC	06/17/26	36,941
USD	659,370	GBP	500,000	Morgan Stanley Capital Services LLC	06/17/26	(2,281)
USD	594,883	HUF	190,500,000	State Street Bank and Trust Company	04/30/26	23,163

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	693,476	HUF	231,000,000	Morgan Stanley Capital Services LLC	06/17/26	$2,437
USD	680,014	HUF	231,000,000	Morgan Stanley Capital Services LLC	06/17/26	(11,025)
USD	2,283,908	ILS	7,100,000	State Street Bank and Trust Company	04/30/26	23,392
USD	1,229,811	ILS	3,800,000	Morgan Stanley Capital Services LLC	06/17/26	18,626
USD	4,500,000	INR	419,153,605	Morgan Stanley Capital Services LLC	04/15/26	30,666
USD	1,400,000	INR	131,771,380	Morgan Stanley Capital Services LLC	04/15/26	(5,046)
USD	5,268,119	INR	481,300,000	State Street Bank and Trust Company	04/30/26	153,530
USD	2,752,310	JPY	431,750,000	Morgan Stanley Capital Services LLC	06/17/26	14,493
USD	1,191,688	JPY	188,400,000	Morgan Stanley Capital Services LLC	06/17/26	(2,996)
USD	1,800,000	KRW	2,683,311,240	Morgan Stanley Capital Services LLC	04/15/26	15,613
USD	1,000,000	KRW	1,510,827,900	Morgan Stanley Capital Services LLC	04/15/26	(4,692)
USD	9,401,148	KRW	13,474,500,000	State Street Bank and Trust Company	04/30/26	437,284
USD	2,613,741	MXN	46,550,000	Morgan Stanley Capital Services LLC	06/17/26	32,477
USD	2,601,962	NOK	24,900,000	State Street Bank and Trust Company	04/30/26	30,646
USD	443,716	NOK	4,300,000	State Street Bank and Trust Company	04/30/26	(327)
USD	797,469	NOK	7,700,000	Morgan Stanley Capital Services LLC	06/17/26	2,697
USD	2,028,446	NOK	19,800,000	Morgan Stanley Capital Services LLC	06/17/26	(15,249)
USD	6,438,474	NZD	11,000,000	Morgan Stanley Capital Services LLC	06/17/26	100,417
USD	936,456	PLN	3,300,000	State Street Bank and Trust Company	04/30/26	47,537
USD	1,363,382	PLN	5,000,000	Morgan Stanley Capital Services LLC	06/17/26	16,835
USD	375,957	PLN	1,400,000	Morgan Stanley Capital Services LLC	06/17/26	(1,077)
USD	4,627,586	SEK	41,009,723	State Street Bank and Trust Company	04/30/26	289,257
USD	2,292,229	SEK	21,000,000	Morgan Stanley Capital Services LLC	06/17/26	65,411

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	737,038	SEK	7,000,000	Morgan Stanley Capital Services LLC	06/17/26	$(5,236)
USD	2,083,673	TRY	96,700,000	State Street Bank and Trust Company	04/30/26	(16,466)
USD	2,238,466	ZAR	36,100,000	State Street Bank and Trust Company	04/30/26	109,490
USD	970,489	ZAR	16,200,000	Morgan Stanley Capital Services LLC	06/17/26	18,604
USD	157,271	ZAR	2,700,000	Morgan Stanley Capital Services LLC	06/17/26	(1,376)
ZAR	2,700,000	USD	157,313	Morgan Stanley Capital Services LLC	06/17/26	1,335
ZAR	21,600,000	USD	1,279,151	Morgan Stanley Capital Services LLC	06/17/26	(9,970)

Total Forward Foreign Currency Exchange Contacts Outstanding						$1,491,869

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	15,600,000USD	$(348,533)	$(362,928)	$14,395
China Government International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	8,400,000USD	(187,671)	(195,422)	7,751

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(536,204)	$(558,350)	$22,146

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45	5.00%	3M	12/20/2030	Bank of America Securities, Inc.	650,000 USD	$(35,156)	$(65,653)	$30,497
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	18,800,000 USD	370,861	396,680	(25,819)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	11,000,000 USD	216,993	271,150	(54,157)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	9,000,000 USD	177,540	225,000	(47,460)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	10,000,000 USD	197,267	246,500	(49,233)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	$236,720	$296,400	$(59,680)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	15,000,000 USD	295,900	354,000	(58,100)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	12,000,000 USD	236,720	283,800	(47,080)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Morgan Stanley Capital Services LLC	1,662,000 USD	454,353	385,152	69,201
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	1,000,000 USD	19,727	139	19,588
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	3,100,000 USD	61,153	431	60,722

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$2,232,078	$2,393,599	$(161,521)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44 V1	1.00%	3M	12/20/2030	Bank of America Securities, Inc.	NR	29,000,000 USD	$(572,074)	$(541,481)	$(30,593)
iTraxx Europe Xover Series 45	5.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	4,000,000 EUR	297,481	337,999	(40,518)
CDX.NA.IG.46	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	21,000,000 USD	369,932	358,552	11,380
iTraxx Europe Series 45	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	11,000,000 EUR	178,598	186,716	(8,118)
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	1,000,000 USD	(42,277)	0	(42,277)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	15,000,000 USD	(295,900)	(235,500)	(60,400)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	20,000,000 USD	(394,533)	(321,000)	(73,533)
Itraxx Europe Main Series 45	1.00%	3M	6/20/2031	Bank of America Securities, Inc.	NR	6,600,000 EUR	107,159	99,138	8,021
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	830,000 USD	(16,373)	(18,509)	2,136
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	1,670,000 USD	(32,944)	(36,072)	3,128
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	830,000 USD	(16,373)	(18,301)	1,928

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	1,670,000 USD	$(32,944)	$(37,241)	$4,297
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	5,000,000 USD	(98,633)	(78,500)	(20,133)
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	830,000 USD	(16,373)	(18,509)	2,136
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	420,000 USD	(8,285)	(9,261)	976
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	830,000 USD	(16,373)	(17,928)	1,555
CDX.EM.44	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	420,000 USD	(8,285)	(9,366)	1,081

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$(598,197)	$(359,263)	$(238,934)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000	USD	$(243,943)	$(411,704)	$167,761
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000	USD	(142,043)	(239,727)	97,684
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000	USD	(27,607)	(37,174)	9,567
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000	USD	(47,685)	(64,210)	16,525
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000	USD	(84,126)	(115,160)	31,034
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000	USD	(143,140)	(195,943)	52,803
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000	USD	(44,026)	(60,307)	16,281
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000	USD	(26,905)	(36,854)	9,949
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000	USD	(102,277)	(143,459)	41,182
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000	USD	(57,757)	(81,013)	23,256
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000	USD	12,683	82,827	(70,144)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000	USD	7,343	47,504	(40,161)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	5,976	26,878	(20,902)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000	USD	10,333	46,476	(36,143)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000	USD	$22,028	$82,887	$(60,859)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000	USD	5,976	29,986	(24,010)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000	USD	10,208	51,225	(41,017)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000	USD	13,350	48,247	(34,897)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	3,400,000	USD	4,233	29,855	(25,622)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	5,800,000	USD	7,221	50,929	(43,708)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000	USD	(46,768)	(15,733)	(31,035)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000	USD	(79,955)	(26,898)	(53,057)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	19,900,000	USD	213,711	509,698	(295,987)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	11,600,000	USD	124,575	297,110	(172,535)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	10,200,000	USD	109,541	177,103	(67,562)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	17,500,000	USD	187,937	303,851	(115,914)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(311,117)	$356,394	$(667,511)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]		Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Oracle Corp.	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	2,000,000	USD	$(64,112)	$(11,918)	$(52,194)
Oracle Corp.	1.00%	3M	12/20/2030	Citibank N.A.	NR	4,000,000	USD	(128,223)	(18,991)	(109,232)

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)								$(192,335)	$(30,909)	$(161,426)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]		Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000	USD	$(12,458)	$(3,377)	$(9,081)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	4,907,000	USD	(1,341,461)	(171,330)	(1,170,131)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(1,353,919)	$(174,707)	$(1,179,212)

[1]	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Variance/Volatility Swaps (Sell Contracts) — Outstanding at March 31, 2026

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap LBMA GOLD 29.8	5/5/2026	Morgan Stanley & Co. LLC	(20,000)	USD	$(113,066)	$—	$(113,066)

OTC Total Return Swaps Outstanding at March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
2020 Bulkers Ltd.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	264,213 NOK	$1,369
3M Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	415,058 USD	(3,767)
3M Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	673,297 USD	425
3SBio, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,222,080 HKD	12,180
4imprint Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,587 GBP	(8)
77 Bank Ltd. (The)	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,509,200 JPY	1,655
A.O. Smith Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,863 USD	38
AAC Technologies Holdings, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	352,000 HKD	2,291
ABB Ltd.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	833,200 CHF	3,761
Abbott Laboratories	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,812,371 USD	(34,024)
ABC-Mart, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	492,600 JPY	79
Abercrombie & Fitch Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	168,632 USD	7,438
Aberdeen Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	99,559 GBP	1,459
Abivax SA	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	153,234 USD	(239)
ABN AMRO Bank NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	66,799 EUR	1,599
AcadeMedia AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	440,776 SEK	2,328
Acadia Realty Trust	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	311,576 USD	(111)
Accor SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	38,337 EUR	1,349
ACEA SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	2,696 EUR	107
ACI Worldwide, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,576 USD	8
Ackermans & van Haaren NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	10,440 EUR	233
ACM Research, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	665,001 USD	(22,219)
ACS Actividades de Construccion y Servicios SA	04/21/26	M	2.16%	Morgan Stanley & Co. LLC	13,478 EUR	31
Acuity, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	63,385 USD	225
Acuity, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	557,064 USD	1,975
Acushnet Holdings Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,373 USD	229
Adaptive Biotechnologies Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,838 USD	223

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Addus HomeCare Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,065 USD	$(987)
Adecco Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	53,134 CHF	2,066
Adeia, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	975,265 USD	(2,507)
adidas AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	455,582 EUR	26,804
Adient PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,807 USD	(492)
Admiral Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	82,389 GBP	2,039
Adobe, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	772,624 USD	(10,082)
Adobe, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	644,715 USD	(8,575)
Advanced Energy Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,946 USD	(771)
Advanced Micro Devices, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	59,993 USD	222
AECOM	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	712,949 USD	133
Aedifica SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	150,794 EUR	1,566
Aegon Ltd.	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	632,408 EUR	37,549
Aegon Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,736 USD	937
Aehr Test Systems	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,823 USD	(28)
AerCap Holdings NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	108,979 USD	1,588
AerCap Holdings NV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	738,978 USD	6,184
Aeva Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,360 USD	(4,527)
Affiliated Managers Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,489 USD	70
Affirm Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	108,938 USD	(802)
Aflac, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	39,780 USD	1,141
Aflac, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	472,077 USD	115
AG Barr PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,193 GBP	258
AGC, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	531,000 JPY	197
AGCO Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	127,104 USD	1,860
AGCO Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	260,349 USD	(105)
Agilent Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	147,082 USD	2,573
Agios Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,791 USD	9,318
AGL Energy Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	66,557 AUD	2,500
AGNC Investment Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	91,491 USD	183
Agnico Eagle Mines Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	142,079 USD	14,622
Agnico Eagle Mines Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,160 USD	79
Agree Realty Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	117,972 USD	(530)
Agree Realty Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	52,545 USD	(5)
Air Canada	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	32,005 CAD	309

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Products & Chemicals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	151,312 USD	$6,424
Air Water, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,467,800 JPY	705
Airbnb, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	718,903 USD	(34,213)
Aisin Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	15,107,550 JPY	(935)
AJ Bell PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	88,301 GBP	5,251
Aker Solutions ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	520,567 NOK	3,532
Akzo	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	31,443 EUR	1,079
Alamos Gold, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	106,953 USD	11,186
Alarm.com Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,665 USD	(1,515)
Alarm.com Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	216,604 USD	(870)
Albemarle Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	647,309 USD	45,857
Albertsons Cos., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	69,291 USD	(364)
Alcoa Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	296,777 USD	54,242
Alcon AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	171,750 CHF	5,777
Alcon AG	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,572 USD	748
Alexandria Real Estate Equities, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	95,674 USD	(3,438)
Algonquin Power & Utilities Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	12,324 CAD	(82)
Align Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	118,644 USD	(6,186)
ALK-Abello AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	411,057 DKK	253
Alkermes PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	62,431 USD	17,235
Allianz SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,175,342 EUR	60,893
Allied Properties Real Estate Investment Trust	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	51,713 CAD	(81)
Ally Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	56,634 USD	14
Almirall SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	17,207 EUR	1,570
Almonty Industries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	573,090 USD	(70,417)
Alnylam Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	622,520 USD	49,187
Alnylam Pharmaceuticals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	761,311 USD	8,670
Alpha Metallurgical Resources Inc	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	417,404 USD	(90)
Alphabet, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	607,745 USD	(29,174)
Alphabet, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,771,628 USD	(202,012)
Alps Alpine Co. Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,439,133 JPY	31
AltaGas Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	25,508 CAD	290
Altria Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,208,805 USD	29,035
Aluminum Corp. of China Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	851,200 HKD	8,483
Amazon.com, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	858,842 USD	(7,643)
Amazon.com, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,237,416 USD	(41,913)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ambarella, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	10,604 USD	$(1)
Ambea AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	670,933 SEK	2,234
Amcor PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	111,882 USD	1,207
Amdocs Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	72,456 USD	178
Amer Sports, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,129,778 USD	2,736
Ameren Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	93,003 USD	2,627
Ameresco, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,490 USD	(2,522)
American Airlines Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	333,853 USD	(441)
American Eagle Outfitters, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,193 USD	(286)
American Electric Power Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	569,500 USD	14,068
American Express Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	262,511 USD	646
American Financial Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,697 USD	98
American Healthcare REIT, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,322,502 USD	(25,036)
American Homes 4 Rent	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,625 USD	644
American International Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	691,203 USD	1,473
American States Water Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,747 USD	578
American Tower Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	113,136 USD	(2,513)
American Tower Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,159,830 USD	(16,660)
American Water Works Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,034 USD	135
American Water Works Co., Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	772,711 USD	2,049
AMETEK, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	896,276 USD	(37)
AMG Critical Materials NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	63,166 EUR	5,385
Amkor Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	115,577 USD	(2,732)
Amkor Technology, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	13,966 USD	(7)
AMN Healthcare Services, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,546 USD	(40)
Amphenol Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,032,289 USD	(20,983)
Ampol Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	21,034 AUD	76
Amrize Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,688 USD	1,260
ANA Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	26,857,018 JPY	(2,670)
Anglo American PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	482,250 GBP	46,215
Antero Resources Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	221,865 USD	(626)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Antero Resources Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	500,931 USD	$(1,412)
Antofagasta PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	136,248 GBP	1,506
ANZ Group Holdings Ltd.	04/21/26	M	4.60%	Morgan Stanley Capital Services LLC	28,653 AUD	95
Aon PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	589,702 USD	17
Aozora Bank Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,675,000 JPY	877
AP Memory Technology Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	3,661,000 TWD	(12,657)
AP Moller - Maersk AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	2,171,070 DKK	(13,582)
APA Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	150,617 USD	13,159
APA Group	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	95,231 AUD	2,845
Apollo Global Management, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	954,338 USD	3,317
Apotea AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	248,525 SEK	3,241
Appfolio, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,341 USD	(238)
Apple Hospitality REIT, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,288 USD	(553)
Apple, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,968,588 USD	27,149
Apple, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	990,871 USD	9,062
Applied Digital Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,864,896 USD	(101,085)
Applied Industrial Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	29,894 USD	352
Applied Materials, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	308,704 USD	(6,561)
Applied Materials, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,120,091 USD	(76,870)
AppLovin Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	411,678 USD	(54,672)
AptarGroup, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,642 USD	237
AQ Group AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	38,067 SEK	86
Arbonia AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	1,346 CHF	50
ARC Resources Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	141,337 CAD	(210)
ArcelorMittal SA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,433 USD	297
Arch Capital Group Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	153,883 USD	3,828
Arch Capital Group Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	387,815 USD	7,664
Archer Aviation, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	59,130 USD	(7,228)
Arcus Biosciences, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	532,995 USD	(382)
Arcutis Biotherapeutics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	33,855 USD	1,697
Ardelyx, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,338 USD	556
Argan, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,042 USD	2,119
Argenx SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	148,815 EUR	11,605
Argenx SE	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	65,458 USD	4,646
Aris Mining Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	492,020 USD	49,611

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aritzia, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	265,871 CAD	$4,075
Arkema SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	83,232 EUR	11,451
ARKO Petroleum Corp.[2]	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,233,102 USD	(15,652)
Arlo Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,589 USD	(1,019)
Armstrong World Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,721 USD	(132)
Array Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,243 USD	2,435
Arrow Electronics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,030 USD	811
Asahi Group Holdings Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	37,380,000 JPY	4,100
Asahi Intecc Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,157,400 JPY	1,564
Asahi Kasei Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	589,800 JPY	197
Asbury Automotive Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,119 USD	215
Ascendis Pharma A/S	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	423,123 USD	(430)
Ascentage Pharma Group International	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	86,088 HKD	345
ASE Technology Holding Co., Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	79,806 USD	20
Ashland, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,580 USD	3,847
Ashmore Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,878 GBP	378
Asics Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	26,362,400 JPY	578
ASML Holding NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,207,958 EUR	(19,921)
ASML Holding NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	598,525 USD	(16,039)
ASML Holding NV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,027,325 USD	(64,572)
Associated British Foods PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	150,558 GBP	11,919
Assured Guaranty Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,847 USD	12
Astellas Pharma, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	20,776,800 JPY	12,541
Astera Labs, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	775,078 USD	(39,990)
AstraZeneca PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	238,187 USD	17,016
Astronics Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,028 USD	43
Astronics Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	382,512 USD	4,055
ASX Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	13,012 AUD	638
AT&T, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	300,686 USD	2,405
Atalaya Mining Copper SA	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	13,228 GBP	102
Atco Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	67,070 CAD	2,153
Athabasca Oil Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	46,622 CAD	6,007
ATI, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	62,212 USD	(391)
ATI, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	408,220 USD	522
Atlantic Union Bankshares Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	590,701 USD	17,879

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atlassian Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	328,905 USD	$(19,459)
Atmos Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	110,428 USD	2,251
Atmus Filtration Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,391 USD	(831)
Atoss Software SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	5,226 EUR	(89)
Atresmedia Corp. de Medios de Comunicacion SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	43,450 EUR	982
ATS Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	287,691 USD	(18,832)
Attendo AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	587,932 SEK	2,308
Auren Energia SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	20,490 BRL	37
Aurizon Holdings Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	74,101 AUD	1,732
Aurubis AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	128,482 EUR	3,028
Austevoll Seafood ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	224,048 NOK	1,119
Autodesk, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	128,174 USD	(4,165)
Autoliv, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	74,429 USD	445
Automatic Data Processing, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	325,050 USD	(10,121)
Automatic Data Processing, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	397,087 USD	(3,528)
AutoNation, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	84,089 USD	2,606
Autoneum Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	2,023 CHF	80
Autotrader Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	345,128 GBP	10,824
AutoZone, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	140,836 USD	1,031
AvalonBay Communities, Inc.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,810,638 USD	820
AvePoint, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,334 USD	14
AvePoint, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	8,436 USD	(1)
Avery Dennison Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	70,057 USD	3,332
Avista Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	57,480 USD	1,807
Avista Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	178,875 USD	29
Aviva PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	147,132 GBP	(1,741)
Avnet, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	61,522 USD	1,947
Avon Technologies PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,514 GBP	(182)
AXA SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,934,665 EUR	111,343
Axcelis Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,326 USD	1,477
Axia Energia	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	119,763 BRL	1,072
Axis Capital Holdings Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	85,323 USD	876
Axon Enterprise, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	657,124 USD	(39,625)
Axsome Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,860 USD	1,620
AXT, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	286,822 USD	(33,204)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Azbil Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	676,750 JPY	$105
AZZ, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	840,853 USD	(981)
B&M European Value Retail PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	74,260 GBP	3,700
B2Gold Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	26,104 USD	2,879
Babcock International Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	65,926 GBP	(6,671)
Badger Meter, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,688 USD	(440)
Baker Hughes Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	322,650 USD	(2,259)
Balfour Beatty PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	97,599 GBP	191
Banco Bradesco SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	68,417 BRL	437
Banco BTG Pactual SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	109,911 BRL	820
Banco de Sabadell SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	435,853 EUR	10,160
Bancorp, Inc. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	257,197 USD	62
Bandai Namco Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	22,258,800 JPY	(7,033)
Bank of America Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	341,479 USD	8,839
Bank of America Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,198,657 USD	398
Bank of China Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	3,447,090 HKD	39,928
Bank of Communications Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	213,760 HKD	1,661
Bank of Montreal	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	265,823 CAD	162
Bank of New York Mellon Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	254,596 USD	4,967
Bank of Nova Scotia	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	262,133 CAD	2,896
Bank of Queensland Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	28,861 AUD	(186)
Bankinter SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	277,520 EUR	10,816
BankUnited, Inc.	04/21/26	M	3.64%	Citibank N.A.	458,063 USD	(51)
Barclays PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	208,814 USD	4,880
Barclays PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,576,296 GBP	71,762
Barco NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	20,443 EUR	278
Barrick Mining Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	305,508 USD	24,606
Barrick Mining Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	686,454 USD	46,868
BASF SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	325,041 EUR	51,245
Basilea Pharmaceutica Ag Allschwil	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	6,129 CHF	470
Bath & Body Works, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	78,217 USD	421
Bavarian Nordic AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	1,344,970 DKK	8,296
Baxter International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,087 USD	532

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Baxter International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,300,193 USD	$8,595
BayCurrent, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	14,419,200 JPY	1,773
Bayer AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	125,896 EUR	3,480
Baytex Energy Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	27,993 CAD	2,148
Baytex Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	173,171 USD	761
BCE, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	442,736 CAD	(1,982)
Be Semiconductor Industries	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	357,492 EUR	5,970
Beacon Financial Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,311 USD	49
Beazley PLC	04/21/26	M	4.23%	Morgan Stanley Capital Services LLC	225,315 GBP	2,427
Beiersdorf AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	42,822 EUR	3,537
Bekaert SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	21,357 EUR	742
Bel Fuse, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	573,305 USD	639
Belden, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,811 USD	(261)
Belden, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	118,729 USD	(2,866)
Belite Bio, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,383,838 USD	75,995
Bell Food Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	3,478 CHF	(3)
Bellevue Gold Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	7,446 AUD	1,238
BellRing Brands, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	212,199 USD	(4,863)
Beneteau SACA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	12,258 EUR	225
Bentley Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,942 USD	(1,297)
Berkshire Hathaway, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,342,504 USD	(2,182)
Berkshire Hathaway, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,428,900 USD	(2,322)
BGC Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	268,477 USD	(211)
BHI Co. Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	22,880,000 KRW	(1,652)
BHP Group Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	229,488 AUD	16,318
Biglari Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,900 USD	71
Bilfinger SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	143,622 EUR	(1,352)
Bill Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,291 USD	(2,017)
Billerud Aktiebolag	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	293,030 SEK	1,086
BioArctic AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	268,354 SEK	836
BioGaia AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	504,448 SEK	3,860
BioMarin Pharmaceutical, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	92,085 USD	2,875
BioMarin Pharmaceutical, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	81,741 USD	0
Bio-Rad Laboratories, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	85,065 USD	4,414
BIPROGY, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,609,600 JPY	1,263
Bittium OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	7,899 EUR	586
BJ’s Wholesale Club Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	261,133 USD	6,471

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Black Hills Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,772 USD	$532
Black Hills Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	913,947 USD	946
Blackbaud, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,664 USD	(4,409)
BlackLine, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,805 USD	(815)
Blackrock, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,034 USD	(489)
Blackstone Mortgage Trust, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,194 USD	47
Blackstone Secured Lending Fund	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,986 USD	(1,056)
Bloom Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	201,961 USD	(8,345)
Bloom Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,413,292 USD	7,237
Blue Bird Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,994 USD	977
Blue Owl Capital Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	626,437 USD	(14,388)
Blue Owl Capital, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,124,782 USD	(1,427)
Bluenord ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	803,004 NOK	(351)
BNP Paribas SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	226,795 EUR	(2,929)
BOC Hong Kong Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	643,840 HKD	6,162
Boise Cascade Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	50,172 USD	2,771
Boliden AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	764,440 SEK	3,858
Bollore SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	15,884 EUR	367
BoneSupport Holding AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	202,788 SEK	2,014
Booking Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,253,085 USD	(53,144)
Boot Barn Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,989 USD	(2,937)
Boot Barn Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	196,491 USD	(18,078)
Boozt AB	04/21/26	M	2.11%	Morgan Stanley & Co. LLC	60,477 SEK	287
BorgWarner, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	155,620 USD	431
BorgWarner, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	173,443 USD	(82)
Bossard Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	4,486 CHF	160
Boston Beer Co., Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,843 USD	667
Boston Scientific Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	970,292 USD	(94,741)
Boston Scientific Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,600,982 USD	(226,036)
Bouygues SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	337,656 EUR	6,666
Box, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	90,329 USD	(2,507)
BP plc	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	425,112 USD	33,467
BP plc	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,129,402 USD	6,654
BP PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,124,311 GBP	145,683
BP PLC	04/21/26	M	4.23%	Morgan Stanley Capital Services LLC	81,948 GBP	10,618

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bradespar SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	58,410 BRL	$468
Brady Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,782 USD	(466)
Brambles Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	100,940 AUD	2,299
Brava Energia	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	20,789 BRL	73
Braze, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	270,991 USD	67,175
Bread Financial Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	77,121 USD	165
Bridgestone Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	18,507,900 JPY	2,160
Bright Horizons Family Solutions, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	506,118 USD	(526)
Brightstar Lottery PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,403 USD	(128)
Brilliance China Automotive Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	21,680 HKD	97
Brinker International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	203,389 USD	(228)
Bristol-Myers Squibb Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	360,302 USD	22,581
British American Tobacco plc	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	282,708 USD	2,685
British American Tobacco plc	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,195,828 USD	19,834
British American Tobacco PLC	04/21/26	M	0.50%	Morgan Stanley Capital Services LLC	25,594 GBP	727
British Land Co., PLC (The)	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	143,136 GBP	4,622
Broadcom, Inc.	04/21/26	M	3.94%	Bank Of America Merrill Lynch	42,571 USD	(1,716)
Broadcom, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,350,672 USD	(54,444)
Broadridge Financial Solutions, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	113,096 USD	(5,534)
Broadridge Financial Solutions, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	533,594 USD	(172)
Broadstone Net Lease, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,860 USD	(384)
Brookfield Asset Management Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	54,392 CAD	1,537
Brookfield Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	336,114 USD	8,690
Brother Industries Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,871,350 JPY	778
Brown & Brown, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	18,081 USD	(409)
Brunswick Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	768,269 USD	(13,384)
Buckle, Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,858 USD	135
Builders FirstSource, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	36,996 USD	(1,018)
Builders FirstSource, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	452,184 USD	(28)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bunge Global SA	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	296,451 USD	$307
Bunzl PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	117,462 GBP	7,488
Burberry Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	70,483 GBP	4,510
Burckhardt Compression Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	33,475 CHF	(2,961)
Bureau Veritas SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	119,782 EUR	(556)
Bw Lpg Ltd.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	825,042 NOK	7,671
BWX Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	511,751 USD	(117)
BYD Co. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	8,448,000 HKD	50,499
Byggmax Group AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	56,909 SEK	150
Bytes Technology Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	33,057 GBP	(1,862)
C&C Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	6,683 GBP	676
C3.ai, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	141,735 USD	(4,876)
Cabot Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,347 USD	1,836
Cactus, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	38,232 USD	(288)
CaixaBank SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,387,123 EUR	22,938
CALB Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	138,552 HKD	1,121
California Resources Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	605,681 USD	50,940
California Water Service Group	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,180 USD	364
California Water Service Group	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	129,616 USD	2,595
Calix, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,115 USD	(29)
Calix, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,362,155 USD	(75,237)
Callaway Golf Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	43,856 USD	(9)
Camden Property Trust	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,809,090 USD	(8,477)
Cameco Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,446 USD	243
Cameco Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	884,351 USD	18,198
Camtek Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	311,647 USD	822
Camurus AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	296,769 SEK	1,673
Canadian Apartment Properties REIT	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	115,474 CAD	(303)
Canadian National Railway Co.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	442,273 CAD	11,123
Canadian National Railway Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	261,918 USD	(60)
Canadian Pacific Kansas City Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	795,385 USD	(6,897)
Canadian Tire Corp. Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	178,912 CAD	3,047

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Canadian Utilities Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	65,919 CAD	$1,646
Canon, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,335,592 JPY	949
Capital One Financial Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	195,592 USD	(1,669)
Capricor Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,207 USD	52
Capricorn Metals Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	18,184 AUD	2,677
Capstone Copper Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	27,026 CAD	993
Care Property Invest NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,902 EUR	40
Cargurus, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	29,404 USD	(257)
Caris Life Sciences, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,715 USD	(1,054)
Caris Life Sciences, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	676,402 USD	(25,534)
Carlisle Cos., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	180,231 USD	(1,744)
Carlsberg AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	425,948 DKK	831
Carmila SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	41,166 EUR	377
Carmila SA	04/21/26	M	2.52%	Morgan Stanley Capital Services LLC	544,419 EUR	4,984
Carnival Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	251,889 USD	4,194
Carnival PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	97,569 GBP	1,917
Carpenter Technology Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	503,144 USD	28,170
Carrefour SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	128,623 EUR	10,049
Carter’s, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,688 USD	213
Casella Waste Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	71,691 USD	1,222
Casey’s General Stores, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	243,727 USD	18,302
Caterpillar, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	815,375 USD	7,855
Cathay General Bancorp	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,572 USD	337
Cavco Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,214 USD	113
CBIZ, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,904 USD	71
CBRE Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,097,190 USD	172
CCC Intelligent Solutions Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	184,566 USD	(5,376)
CDW Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,299 USD	102
CDW Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	125,327 USD	897
Celanese Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	127,359 USD	21,873
Celcuity, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,248 USD	709
Celestica, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	171,614 USD	(3,169)
Celestica, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,413,084 USD	(21,585)
Celldex Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	22,960 USD	(58)
Cellnex Telecom SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	106,300 EUR	11,861

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Celsius Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	163,041 USD	$(17,147)
Celsius Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,595,647 USD	(40,984)
Cemex SAB de CV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	319,673 USD	18,642
Cencora, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	522,153 USD	(6,649)
Cenovus Energy, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	979,744 CAD	60,486
Cenovus Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	614,435 USD	39,822
Centene Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	112,760 USD	(789)
Centene Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	722,026 USD	(11)
CenterPoint Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	944,486 USD	31,664
Centerra Gold, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	126,428 CAD	9,137
Centerra Gold, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	48,897 USD	4,242
Centrica PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	374,325 GBP	43,510
Century Communities, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,145 USD	(30)
CG oncology, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	889,218 USD	19,115
CGI, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	96,222 CAD	136
CGN Power Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	118,660 HKD	171
CH Robinson Worldwide, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	113,785 USD	(525)
Charter Hall Group	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	11,464 AUD	130
Check Point Software Technologies Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	108,446 USD	(6,023)
Cheesecake Factory, Inc. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	174,796 USD	(144)
Chefs’ Warehouse, Inc. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	489,153 USD	(474)
Chemed Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,589 USD	99
Chemometec AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	97,145 DKK	(3,195)
Chemours Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	80,493 USD	15,359
Chemours Co., (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	771,965 USD	(56)
Cheniere Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	119,188 USD	(1,428)
Cheniere Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	6,356,023 USD	(76,131)
Chevron Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,445,704 USD	11,906
Chewy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,690 USD	303
Chime Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,156 USD	636
Chime Financial, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	530,670 USD	(1,135)
China CITIC Bank Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	123,250 HKD	1,501
China Coal Energy Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	118,697 HKD	31

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Construction Bank Corp.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	4,120,910 HKD	$45,358
China Life Insurance Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	3,096,380 HKD	(15,248)
China Longyuan Power Group Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	177,100 HKD	(1,533)
China Merchants Bank Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	849,600 HKD	6,025
China Minsheng Banking Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	134,685 HKD	(11)
China Nonferrous Mining Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	73,990 HKD	1,070
China Pacific Insurance Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,002,352 HKD	1,589
China Resources Beer Holdings Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	324,270 HKD	3,323
China Resources Gas Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	67,060 HKD	(24)
China Ruyi Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	149,760 HKD	(311)
China Tower Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	237,160 HKD	(164)
Chinasoft International Ltd	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	56,800 HKD	(551)
Chipotle Mexican Grill, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	150,687 USD	(6,098)
Chipotle Mexican Grill, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	712,798 USD	(16,196)
Chocoladefabriken Lindt & Spruengli AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	530,000 CHF	39,268
Chongqing Rural Commercial Bank Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	126,400 HKD	1,199
Chord Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	440,104 USD	38,473
Chrysalis Investments Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,963 GBP	(97)
Chubu Electric Power Co., Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,552,500 JPY	1,872
Chunghwa Telecom Co., Ltd.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	810,807 TWD	(349)
Cia Energetica de Minas Gerais	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	274,182 BRL	637
Cie Financiere Richemont SA	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	891,870 CHF	12,619
Cie Financiere Tradition SA	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	1,048 CHF	17
Cie Generale des Etablissements Michelin SCA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	577,542 EUR	21,908

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ciena Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	95,449 USD	$(4,603)
Ciena Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,483,532 USD	(71,540)
Cigna Group (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,640 USD	636
Cigna Group (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	368,962 USD	7,422
Cinemark Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,414 USD	1,159
Cintas Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	289,983 USD	(16,314)
Cirrus Logic, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	85,961 USD	4,861
Cirrus Logic, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	470,502 USD	(53)
CITIC Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,010,700 HKD	8,159
Citigroup, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	899,270 USD	14,247
Citigroup, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,363,717 USD	14,442
Citizen Watch Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,689,200 JPY	2,448
CJ CheilJedang Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	17,923,147 KRW	211
Clarkson PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	9,705 GBP	317
Clas Ohlson AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	674,478 SEK	589
Cleanaway Waste Management Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	14,940 AUD	23
Clear Secure, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	78,071 USD	(7,489)
Clear Secure, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	83,453 USD	(91)
Cleveland-Cliffs, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	38,255 USD	2,001
Cloetta AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	155,722 SEK	855
Clorox Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	82,854 USD	(1,608)
CMB Tech NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,730 USD	53
CMOC Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,063,260 HKD	3,209
CNH Industrial NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	282,986 USD	14,894
CNH Industrial NV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	328,963 USD	10,794
CNO Financial Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	39,527 USD	507
CNX Resources Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	76,078 USD	(3,912)
Coca-Cola Bottlers Japan Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,082,527 JPY	(268)
Coca-Cola Co. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,264,627 USD	15,827
Coface SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	42,587 EUR	1,857
Cognex Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	178,894 USD	(6,155)
Cognizant Technology Solutions Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	89,999 USD	(857)
Cognizant Technology Solutions Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	425,218 USD	(4,050)
Coherent Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,549,781 USD	(60,969)
Colgate-Palmolive Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	287,592 USD	59
Colruyt Group NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	31,270 EUR	3,401

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Columbia Banking System, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	715,309 USD	$(99)
Columbia Sportswear Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,864 USD	(61)
Comfort Systems USA, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	126,742 USD	(2,633)
Comfort Systems USA, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	130,776 USD	228
Commerce Bancshares, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,478 USD	766
Commercial Metals Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,953 USD	(80)
Commercial Metals Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	59,157 USD	(430)
Commvault Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	111,878 USD	(3,065)
Computacenter PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	18,016 GBP	1,245
Computershare Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	196,667 AUD	1,479
COMSYS Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,431,100 JPY	1,030
Conagra Brands, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,767 USD	(125)
Conagra Brands, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	441,924 USD	7,432
Concentra Group Holdings Parent, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,854,136 USD	(58,792)
Consolidated Edison, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	530,658 USD	19,170
Constellation Software, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	126,895 CAD	(3,447)
Constellium SE	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,528 USD	1,024
Constellium SE	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	293,681 USD	9,243
Construcciones y Auxiliar de Ferrocarriles SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	3,018 EUR	314
Contemporary Amperex Technology Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,125,400 HKD	(8,020)
Continental AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	341,655 EUR	4,115
Copa Holdings SA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,719 USD	28
Copart, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,085 USD	613
Copart, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	807,370 USD	(4,594)
COPT Defense Properties	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,529 USD	(102)
Corbion NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	22,124 EUR	1,275
Corcept Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	29,235 USD	5,754
Corcept Therapeutics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	267,851 USD	453
Core & Main, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	906,674 USD	(332)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Core Natural Resources, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	645,942 USD	$1,603
Core Scientific, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,227 USD	(1,683)
Core Scientific, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,284,424 USD	(104,320)
CoreCivic, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,811 USD	(1,554)
Corp. ACCIONA Energias Renovables SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	56,397 EUR	2,824
Corticeira Amorim SGPS SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	7,338 EUR	326
COSCO SHIPPING Holdings Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,455,966 HKD	(1,919)
Cosmo Energy Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,116,100 JPY	1,968
CosmoAM&T Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	14,964,472 KRW	210
Cosmos Pharmaceutical Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,533,000 JPY	1,922
Costain Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,158 GBP	(822)
CoStar Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	148,597 USD	(8,900)
Costco Wholesale Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	122,648 USD	3,899
Coupang, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	227,074 USD	(4,366)
Covivio SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	64,828 EUR	(1,064)
CPFL Energia SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	150,078 BRL	989
Crane Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,038 USD	(708)
Crane NXT Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	29,842 USD	(1,469)
Cranswick PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	12,598 GBP	492
Credo Technology Group Holding Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,134 USD	(1,617)
Crest Nicholson Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,245 GBP	(514)
CRH PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	525,233 USD	3,521
Crinetics Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,641 USD	633
Crinetics Pharmaceuticals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	504,526 USD	13,107
CRISPR Therapeutics AG	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	87,384 USD	1,286
Crowdstrike Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	279,836 USD	88
Crown Castle, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,663,907 USD	(223)
Crown Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	167,899 USD	(982)
CSL Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	286,282 AUD	3,632
CSPC Pharmaceutical Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	396,960 HKD	6,023
CSX Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,724 USD	310
CSX Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	451,299 USD	(36)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CTS Eventim AG & Co. KGaA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	30,676 EUR	$(7,050)
CTT-Correios de Portugal SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	36,749 EUR	284
Cullen/Frost Bankers, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,773 USD	515
Cummins, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	44,605 USD	(487)
Cummins, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	518,096 USD	(9,667)
Currys PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	6,602 GBP	(13)
Curtiss-Wright Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	511,636 USD	(4,883)
Cury Construtora e Incorporadora SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	97,014 BRL	123
Customers Bancorp, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	103,729 USD	3,093
CVB Financial Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,445 USD	51
CVB Financial Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	262,913 USD	2,188
CyberAgent, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,520,800 JPY	520
Cyrela Brazil Realty SA Empreendimentos e Participacoes	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	107,127 BRL	(75)
D/S Norden AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	303,998 DKK	4,159
Daehan Shipbuilding Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	25,130,400 KRW	(257)
Dai-Dan Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,758,000 JPY	(851)
Dai-ichi Life Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	13,710,750 JPY	6,751
Daiichi Sankyo Co.,, Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,402,500 JPY	(1,916)
Daikin Industries Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,589,000 JPY	768
Daily Journal Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,283 USD	(118)
Daimler Truck Holding AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	26,177 EUR	1,162
d’Amico International Shipping SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	36,630 EUR	224
Dana, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	61,801 USD	1,663
Danaher Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	90,654 USD	(25)
Danieli & C Officine Meccaniche SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	4,909 EUR	2
Danone SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,051,307 EUR	15,177
Danske Bank AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	2,886,554 DKK	3,277
Daqo New Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,230 USD	3
Darling Ingredients, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	641,309 USD	199
Dave, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	994,062 USD	(96,105)
DBV Technologies SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	4,238 EUR	422

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
DCC PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	113,342 GBP	$4,947
Deckers Outdoor Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	262,035 USD	(3,803)
Delta Air Lines, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	58,617 USD	1,215
Demant AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	10,502 DKK	164
DeNA Co.,, Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,264,800 JPY	(705)
Denison Mines Corp	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	570,650 USD	(2,655)
DENTSPLY SIRONA, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,640 USD	80
DENTSPLY SIRONA, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	172,369 USD	436
Dentsu Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,249,000 JPY	153
Derichebourg SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	14,609 EUR	459
Derwent London PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	66,701 GBP	3,152
Deutsche Bank AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,187,190 EUR	35,110
Deutsche Bank AG	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	110,699 USD	1,929
Deutsche Boerse AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	302,057 EUR	19,100
Deutsche Lufthansa AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	687,155 EUR	(23,187)
Deutsche Post AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	701,752 EUR	19,119
Deutsche Telekom AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	11,821 EUR	109
Deutz AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	38,060 EUR	(2,215)
Devon Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	166,903 USD	6,299
Dexcom, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	383,705 USD	(18,272)
Dfds AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	131,929 DKK	1,352
DHT Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,956 USD	562
Diamondback Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	143,068 USD	4,483
Dianthus Therapeutics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	504,502 USD	25
DIC Corp	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	365,456 JPY	44
Dick’s Sporting Goods, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	550,947 USD	696
Digital Value SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	3,306 EUR	36
DigitalOcean Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,058,390 USD	(2,953)
Dillard’s, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	82,499 USD	457
Dillard’s, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	613,631 USD	2,532
Dios Fastigheter AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	30,138 SEK	36
Diploma PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,952 GBP	549
Direcional Engenharia SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	166,586 BRL	(1,803)
Distribuidora Internacional de Alimentacion SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	5,454 EUR	(8)
DKSH Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	13,505 CHF	(112)
DNO ASA	04/21/26	M	4.41%	Morgan Stanley & Co. LLC	57,441 NOK	289
DNOW, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	114,104 USD	1,554
Docusign, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	643,052 USD	(18,188)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
DOF Group ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	118,530 NOK	$951
Dolby Laboratories, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,858 USD	848
Dollar General Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	79,889 USD	(2,833)
Dollar General Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	726,855 USD	(24,449)
Dollarama, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	41,136 CAD	(2,448)
Dominion Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	172,999 USD	5,784
Dominion Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	661,882 USD	87
Domino’s Pizza, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	73,360 USD	(1,602)
Domino’s Pizza, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	36,313 USD	(793)
Donaldson Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	73,916 USD	(673)
Dongyue Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	299,320 HKD	927
Doosan Co. Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	78,973 USD	2,363
Doosan Enerbility Co., Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	397,125 USD	(22,485)
dormakaba Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	45,949 CHF	1,683
Dorman Products, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,377 USD	23
DoubleVerify Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,481 USD	(2,188)
Douglas Emmett, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	39,672 USD	(42)
Dow, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	187,228 USD	29,144
Doximity, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,166 USD	(910)
DPM Metals, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	41,669 CAD	3,037
DR Horton, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	76,221 USD	(750)
Dr. Ing hc F Porsche AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	253,745 EUR	16,523
Dr. Martens PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,534 GBP	(12)
Draegerwerk AG & Co.,, KGaA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	9,459 EUR	455
Drax Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	120,005 GBP	9,293
Driven Brands Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	877,181 USD	(1,694)
Dropbox, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,960 USD	(3,269)
DSM-Firmenich AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	31,385 EUR	2,347
DT Midstream, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,205,366 USD	(55,434)
DTE Energy Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	302,793 USD	8,363
Duerr AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	30,518 EUR	1,665
Duke Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	565,517 USD	15,988
Dunelm Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	50,730 GBP	(1,387)
Duolingo, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,663 USD	(59)
Duolingo, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	228,921 USD	(140)
DuPont de Nemours, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	127,499 USD	4,634

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	15,739 USD	$(1,814)
DWS Group GmbH & Co., KGaA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	37,308 EUR	1,845
DXC Technology Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	694,707 USD	3,645
Dycom Industries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	10,142 USD	(317)
Dynatrace, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	129,554 USD	(3,896)
Dynatrace, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	358,111 USD	(255)
Dynex Capital, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	83,289 USD	2,280
Dyno Nobel Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	62,543 AUD	3,643
Eagle Materials, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,295 USD	1,237
East Japan Railway Co.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	14,939,400 JPY	1,927
Eastman Chemical Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,030 USD	1,837
easyJet PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	119,961 GBP	(4,256)
Eaton Corp. PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	755,814 USD	(4,349)
eBay, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	714,884 USD	(377)
EchoStar Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	54,417 USD	3,767
EchoStar Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,782,301 USD	179,921
Eckert & Ziegler SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	22,424 EUR	172
Edenred SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	94,112 EUR	(5,300)
Edison International	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	53,003 USD	1,883
EDP SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	305,557 EUR	17,519
Eisai Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	12,170,600 JPY	4,711
Elastic NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,182 USD	(2,039)
Eldorado Gold Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	283,342 USD	7,948
Elecnor SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	40,132 EUR	3,410
Electrolux Professional AB	04/21/26	M	2.17%	Morgan Stanley & Co. LLC	31,086 SEK	105
Elevance Health, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	112,147 USD	1,732
Eli Lilly & Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	912,371 USD	9,238
Elkem ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	206,787 NOK	812
Embracer Group AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	660,018 SEK	4,037
Emeis SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	15,359 EUR	(352)
Empire Co., Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	130,260 CAD	(75)
EMS-Chemie Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	42,595 CHF	1,770
Enagas SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	615,661 EUR	124,087
Enbridge, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	25,799 CAD	264
Enbridge, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	9,064,128 USD	(50,738)
Ence Energia y Celulosa SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	11,105 EUR	423
Encompass Health Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	152,716 USD	(1,237)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Endeavour Silver Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,581 USD	$378
Endesa SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	133,102 EUR	8,504
ENEOS Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	19,919,900 JPY	13,241
Energy Transfer LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	6,562,252 USD	20,419
EnerSys	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	904,898 USD	5,569
Engie Brasil Energia SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	68,856 BRL	327
Engie SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	848,490 EUR	57,415
Enliven Therapeutics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	780,501 USD	2,323
Enova International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,816 USD	(207)
Enova International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	386,128 USD	(370)
Enovix Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	76,797 USD	2,395
Enphase Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	57,268 USD	(4,145)
Enpro, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,381,657 USD	427
Entegris, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	190,181 USD	(18)
Entergy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	946,112 USD	100,634
Enterprise Products Partners LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	11,315,031 USD	(88,092)
Entra ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	14,545 NOK	(9)
Envista Holdings Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,889 USD	(172)
Eos Energy Enterprises, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	89,696 USD	(6,383)
Equifax, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	142,642 USD	333
Equifax, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	103,119 USD	241
Equinor ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	6,255,648 NOK	65,612
Equinox Gold Corp	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	262,632 USD	5
Eramet SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	4,676 EUR	215
Erie Indemnity Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,298 USD	582
ESCO Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,634 USD	1,032
Esprinet SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	4,688 EUR	233
Essent Group Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,341 USD	165
Essex Property Trust, Inc.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,820,636 USD	(4,118)
EssilorLuxottica SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	992,084 EUR	50,816
Establishment Labs Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,524 USD	(405)
Estee Lauder Cos., Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	100,076 USD	43
Etablissements Maurel et Prom SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	12,251 EUR	468

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Eurazeo SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	120,162 EUR	$7,391
Eurocommercial Properties NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	24,881 EUR	619
Eurofins Scientific SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	123,525 EUR	4,465
Evercore, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,053 USD	2,366
Evercore, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	250,692 USD	56
Everest Group Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	182,581 USD	1,436
Everest Medicines Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	83,983 HKD	1,425
Evergreen Marine Corp. Taiwan Ltd.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	1,019,302 TWD	(343)
Evergy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	157,391 USD	4,975
Everpure, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,770 USD	(3,512)
Everpure, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	408,085 USD	(1)
Eversource Energy	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	538,350 USD	94
Everus Construction Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,004 USD	115
Evolv Technologies Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,759 USD	252
Evonik Industries AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	99,687 EUR	21,664
Exelixis, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	215,539 USD	7,703
Exelon Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	186,888 USD	7,330
EXEO Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	787,500 JPY	195
ExlService Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,379 USD	(576)
Expand Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	44,455 USD	884
Expand Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	396,725 USD	129
Expedia Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	347,402 USD	(8,456)
Expedia Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,001,739 USD	(24,382)
Expeditors International of Washington, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	258,734 USD	4,952
Experian PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	297,250 GBP	(2,661)
Exponent, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	81,243 USD	(1,312)
Extreme Networks, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,060 USD	(143)
FactSet Research Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	138,176 USD	2,433
Fair Isaac Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,072,614 USD	2,399
Fairfax Financial Holdings Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	173,739 CAD	(507)
FDJ UNITED	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	12,263 EUR	158
Federated Hermes, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,490 USD	153
Ferguson Enterprises, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	635,015 USD	30,709
Ferrari NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	255,757 USD	7,218
Ferrovial SE	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,556 USD	209

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fidelity National Information Services, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	281,848 USD	$(16,196)
Fidelity National Information Services, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,662,029 USD	(83,789)
Fielmann Group AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	63,087 EUR	1,308
Figs, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,722 USD	(856)
Figs, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	84,301 USD	(156)
Firefly Aerospace, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,498 USD	7,894
First American Financial Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,921 USD	573
First BanCorp	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,602 USD	191
First Citizens BancShares Inc/NC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	528,376 USD	(671)
First Horizon Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	57,706 USD	901
First Horizon Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	768,561 USD	9,968
First Solar, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	74,939 USD	2,979
First Solar, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,546,556 USD	69,703
FirstEnergy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,650 USD	1,614
Firstgroup PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	50,144 GBP	(1,825)
Fiserv, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	918,738 USD	(2,391)
Five Below, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	671,907 USD	(5,888)
Five9, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,728 USD	(209)
Flagstar Bank NA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	99,411 USD	4,250
Flex Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	415,326 USD	280
Flowers Foods, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,639 USD	(142)
Flowserve Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,402 USD	(428)
Flowserve Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	696,125 USD	(427)
Fluence Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	38,676 USD	(4,029)
Fluence Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	788,690 USD	488
Fluor Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	52,454 USD	(346)
FMC Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	196,949 USD	38,706
Food & Life Cos. Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,657,400 JPY	147
Ford Motor Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	191,629 USD	(3,585)
FormFactor, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,382 USD	(61)
Formosa Chemicals & Fibre Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	431,000 TWD	795
Formosa Petrochemical Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	279,213 TWD	(133)
Forterra PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,445 GBP	(456)
Fortescue Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	633,635 AUD	32,694

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fortis, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	16,576 CAD	$302
Fortive Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,733 USD	(67)
Fortuna Mining Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	87,168 USD	8,160
Fortune Brands Innovations, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	563,804 USD	(415)
Four Corners Property Trust, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,718 USD	(218)
Fox Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	202,370 USD	3,957
Fox Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,185,738 USD	(1,870)
Franklin Electric Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,694 USD	8
Franklin Resources, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	455,701 USD	(5,339)
Frasers Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	2,008 GBP	55
Freehold Royalties Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	16,804 CAD	7
Freenet AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	49,250 EUR	1,670
Freeport-McMoRan, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	473,363 USD	33,085
Freeport-McMoRan, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,261,251 USD	56,303
Freshpet, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	62,725 USD	(4,119)
Freshworks, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,303 USD	(691)
Fresnillo PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	207,329 GBP	15,205
Friedrich Vorwerk Group SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	2,307 EUR	(184)
Frontdoor, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,398 USD	(1,285)
Frontline PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	49,121 USD	1,496
FS KKR Capital Corp.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,041,722 USD	(19,610)
FTI Consulting, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	79,757 USD	2,264
FUCHS SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	79,903 EUR	6,248
Fugro NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	36,070 EUR	3,184
FUJIFILM Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,807,050 JPY	2,258
Fujitsu Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	35,735,665 JPY	(2,258)
Furukawa Electric Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	38,752,000 JPY	24,596
Future PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	49,892 GBP	(17,642)
Fuyao Glass Industry Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	435,324 HKD	1,653
Galapagos NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	7,288 EUR	(337)
Galderma Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	112,005 CHF	14,399
Galliford Try Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	6,585 GBP	(257)
Gaming and Leisure Properties, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	210,684 USD	29
Gamma Communications PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	33,182 GBP	(5,164)
Ganfeng Lithium Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	831,410 HKD	28,625

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gap, Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,918 USD	$(262)
Gap, Inc. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	132,728 USD	(209)
Garmin Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	162,628 USD	(4,630)
Gartner, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,007 USD	(340)
Gartner, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	231,097 USD	(79)
Gaztransport Et Technigaz SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	361,457 EUR	7,910
GB Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	26,918 GBP	797
GE HealthCare Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	896,649 USD	(4,906)
GE Vernova, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	932,950 USD	(10,295)
GEA Group AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	155,289 EUR	5,971
Geberit AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	258,256 CHF	2,383
Gecina SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	14,321 EUR	490
Gen Digital, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	44,899 USD	(4,678)
General Electric Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	654,799 USD	(17,451)
General Electric Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,558,049 USD	(55,765)
General Mills, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	467,650 USD	(1,060)
General Motors Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	300,010 USD	(2,010)
General Motors Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,540,937 USD	(45,993)
Genesis Minerals Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	19,528 AUD	1,562
Genmab AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	3,145,450 DKK	25,190
Genpact Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	493,286 USD	(14,698)
Gentex Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,203 USD	987
Genuine Parts Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	524,560 USD	172
Genuit Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	13,414 GBP	(245)
Genworth Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,965 USD	28
George Weston Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	199,859 CAD	1,090
Gerdau SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	196,054 BRL	1,645
Gestamp Automocion SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	3,519 EUR	(76)
Getlink SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	41,893 EUR	3,712
GFL Environmental, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	84,765 USD	2,597
GFL Environmental, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	824,949 USD	22,718
Gibraltar Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,023 USD	(73)
Gibson Energy, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	6,550 CAD	(36)
GigaCloud Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,465 USD	1,527
Gildan Activewear, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	791,882 USD	(13,339)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gilead Sciences, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	728,511 USD	$10,289
Gitlab, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,547,887 USD	(9,434)
Gjensidige Forsikring ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	431,252 NOK	(1,480)
Glencore PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	602,680 GBP	87,595
Global Foundries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	633,045 USD	3,953
Global X MSCI Argentina ETF	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	4,003,618 USD	273,124
Globe Life, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	25,415 USD	331
Globe-ing, Inc.	04/21/26	M	1.08%	Goldman Sachs & Co.	24,864,000 JPY	(4,343)
Globus Medical, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,279 USD	(76)
GLP J-Reit	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	404,100 JPY	(98)
GoDaddy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	312,627 USD	(5,425)
GoDaddy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	23,479 USD	(1)
Goldman Sachs BDC, Inc.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,000,168 USD	(35,116)
Goldman Sachs Group, Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	485,462 USD	8,596
Golub Capital BDC, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	573,739 USD	(1,798)
Goodman Group	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	59,823 AUD	1,652
Goodyear Tire & Rubber Co. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,944 USD	527
GPGI, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	516,668 USD	(16,100)
GPT Group (The)	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	74,091 AUD	726
Graco, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	92,857 USD	(589)
Graham Holdings Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,440 USD	(39)
Graham Holdings Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	818,058 USD	(2,910)
GRAIL, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	58,219 USD	3,022
Grainger PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,403 GBP	24
Grand Canyon Education, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,456 USD	248
Grand Canyon Education, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	968,579 USD	12,665
Granges AB	04/21/26	M	2.14%	Morgan Stanley & Co. LLC	89,891 SEK	550
Granite Construction, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,699 USD	40
Granite Construction, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	507,136 USD	436
Graphic Packaging Holding Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	123,674 USD	9,025
Great Wall Motor Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	303,840 HKD	106
Grieg Seafood ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	321,427 NOK	2,855

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Griffon Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,131 USD	$66
Grindr, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,520 USD	(719)
Grocery Outlet Holding Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,957 USD	1,577
Group 1 Automotive, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	57,355 USD	1,497
GS Equity Index Swap - GSCBBXHV	04/21/26	M	3.64%	Goldman Sachs International	1,960,000 USD	(31,840)
GSK PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,685,207 USD	1,455
Guangdong Investment Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	144,800 HKD	1,565
Guardant Health, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	59,727 USD	5,209
Gubra AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	212,774 DKK	(700)
Guotai Junan International Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	742,118 HKD	2,266
GXO Logistics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	450,476 USD	256
H World Group Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	593,070 USD	6,437
H&R Block, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	133,694 USD	788
H&R Block, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	721,471 USD	1,820
H2O America	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	105,418 USD	(47)
Hachijuni Nagano Bank Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,907,000 JPY	528
Hafnia Ltd.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	1,007,765 NOK	6,620
Haleon plc	04/21/26	M	0.50%	Morgan Stanley Capital Services LLC	15,620 GBP	472
Halliburton Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	77,110 USD	1,338
Halliburton Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	724,735 USD	11,943
Halma PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	77,568 GBP	3,169
Halozyme Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	111,451 USD	3,138
Hamilton Lane, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	25,503 USD	(652)
Hang Lung Properties Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	127,500 HKD	525
Hannover Rueck SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	276,304 EUR	20,502
Hansa Biopharma AB	04/21/26	M	2.29%	Morgan Stanley & Co. LLC	16,541 SEK	(6)
Hanwha Corp.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	21,981 USD	811
Hanwha Engine	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	79,911,500 KRW	848
Hanza AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	84,915 SEK	(300)
Harley-Davidson, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,508 USD	2,938
Harmony Biosciences Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,707 USD	100
Harmony Gold Mining Co., Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,440 USD	2,972

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Haseko Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,432,000 JPY	$544
Havas NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	15,642 EUR	275
Hawaiian Electric Industries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	277,200 USD	11
Hays PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,937 GBP	506
HCA Healthcare, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	747,319 USD	400
HD Hyundai Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	23,473,818 KRW	774
HD Hyundai Heavy Industries Co. Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	42,670,000 KRW	(632)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	43,554,000 KRW	(856)
HDFC Bank Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,359 USD	568
Healthcare Realty Trust, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,348 USD	(705)
HealthEquity, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,255 USD	289
HeartFlow, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	353,430 USD	(255)
Hecla Mining Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	270,854 USD	12,471
Heidelberger Druckmaschinen AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	13,713 EUR	(335)
HelloFresh SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	13,458 EUR	764
Hemnet Group AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	775,310 SEK	3,924
Henkel AG & Co., KGaA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	121,835 EUR	620
Henry Schein, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	72,008 USD	(592)
Hercules Capital, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,062 USD	150
Hershey Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	230,579 USD	(6,889)
Hess Midstream LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,323,630 USD	(40,920)
Hexcel Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,676 USD	562
HF Sinclair Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	307,068 USD	202
Hiab OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	33,959 EUR	(1,089)
Highwoods Properties, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,575 USD	253
Highwoods Properties, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	169,979 USD	1,280
Hikma Pharmaceuticals PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	112,034 GBP	4,487
Hill & Smith PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,564 GBP	123
Hilton Worldwide Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	348,477 USD	3,952
Hinge Health, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,676 USD	(2,080)
Hino Motors Ltd	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,830,825 JPY	(563)
Hirose Electric Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,067,500 JPY	64
Hiscox Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	120,894 GBP	3,019

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hitachi Construction Machinery Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,751,762 JPY	$2,096
Hitachi Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	72,480,000 JPY	(13,731)
HMS Networks AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	385,172 SEK	1,455
HNI Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,278 USD	(1,092)
HNI Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	361,356 USD	(277)
Hochschild Mining PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	87,683 GBP	9,642
Hoegh Autoliners ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	877,095 NOK	5,170
Hoist Finance AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	101,516 SEK	371
Hokkaido Electric Power Co., Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	102,850 JPY	33
Holcim AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	297,830 CHF	10,169
Holmen AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	81,046 SEK	332
Honeywell International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	292,589 USD	3,962
Hong Kong Exchanges & Clearing Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	4,208,600 HKD	18,199
Hormel Foods Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	257,564 USD	(78)
Hornbach Holding AG & Co., KGaA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	7,253 EUR	205
Host Hotels & Resorts, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	118,180 USD	420
Howden Joinery Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	131,564 GBP	595
Howmet Aerospace, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	311,101 USD	(7,354)
HSBC Holdings PLC	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	713,400 HKD	7,115
HSBC Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	433,995 GBP	28,043
HubSpot, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	297,176 USD	(20,367)
Hudbay Minerals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	542,160 USD	40,009
Hufvudstaden AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	111,071 SEK	489
HUGO BOSS AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	211,256 EUR	3,502
Humana, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	415,142 USD	7,930
Hunting PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,150 GBP	1,396
Huntsman Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	87,216 USD	19,331
Hydro One Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	174,596 CAD	2,020
Hypera SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	40,866 BRL	124
iA Financial Corp., Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	64,970 CAD	1,460
IAC, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,568 USD	442
IAMGOLD Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	114,463 USD	13,231
IAMGOLD Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	86,425 USD	9,990
Ibiden Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	20,358,000 JPY	6,834
Ibstock PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,232 GBP	(263)
ICADE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	20,675 EUR	165

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ICF International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,842 USD	$(14)
ICG PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	62,817 GBP	2,974
Ichor Holdings Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,974 USD	335
ICON plc	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,133,187 USD	90,270
IDACORP, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	58,486 USD	2,705
Ideaya Biosciences Inc	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	570,364 USD	(92)
Idemitsu Kosan Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,659,500 JPY	2,467
IDEXX Laboratories, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	269,586 USD	(7,745)
IES Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,440 USD	89
IG Group Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	81,694 GBP	1,192
IGO Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	53,125 AUD	5,541
IHI Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	36,088,000 JPY	(12,807)
IHS Holding Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	588,468 USD	(714)
Illinois Tool Works, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	377,046 USD	(3,530)
Illumina, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	969,472 USD	(3,976)
Iluka Resources Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	61,924 AUD	6,943
Imerys SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	13,721 EUR	538
Immunovant, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,285 USD	345
Immunovant, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	937,723 USD	15,189
Imperial Brands PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	114,571 GBP	2,233
Imperial Oil Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	349,887 CAD	12,019
Impinj, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	982,140 USD	8,093
Incyte Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	263,655 USD	10,705
Incyte Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	126,181 USD	34
Indivior Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	56,605 USD	2,099
Industria de Diseno Textil SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	838,423 EUR	5,032
Infosys Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,090 USD	444
ING Groep NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,230 USD	377
Ingevity Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	881,331 USD	(857)
Ingredion, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,816 USD	617
InnoCare Pharma Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	270,480 HKD	5,533
InnoScience Suzhou Technology Holding Co. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	73,515 HKD	(880)
Innospec, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	22,821 USD	1,932
Innovative Industrial Properties, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,552 USD	(235)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inpex Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	896,600 JPY	$266
Insight Enterprises, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,661 USD	(1,656)
Insperity, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,575 USD	1,094
Inspire Medical Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	84,395 USD	(938)
Instalco AB	04/21/26	M	2.29%	Morgan Stanley & Co. LLC	31,918 SEK	9
Insulet Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	132,989 USD	(9,603)
Intact Financial Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	138,689 CAD	(758)
Intapp, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	150,558 USD	(143)
Integer Holdings Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	44,002 USD	(2)
IntegraFin Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	22,713 GBP	210
Intel Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	52,020 USD	142
Intellia Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,185 USD	(2,305)
Intercontinental Exchange, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	836,906 USD	452
InterContinental Hotels Group PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,470 USD	143
InterDigital, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	151,270 USD	(4,498)
InterDigital, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,484,893 USD	(23,515)
Intermestic, Inc.	04/21/26	M	1.08%	Goldman Sachs & Co.	310,636,244 JPY	(48,535)
International Bancshares Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	57,983 USD	21
International Business Machines Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	442,720 USD	(10,781)
International Consolidated Airlines Group SA	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	512,545 GBP	(8,807)
International Paper Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	445,922 USD	1,756
International Petroleum Corp.	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	498,043 SEK	5,461
Internet Initiative Japan, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,386,500 JPY	496
Interroll Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	22,650 CHF	(572)
Intuit, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	861,395 USD	(36,414)
Intuitive Machines, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	120,723 USD	(10,402)
Intuitive Surgical, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	239,976 USD	(8,559)
Invesco Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	96,316 USD	2,107
Investec PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	27,721 GBP	1,192
Investor AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	5,427,731 SEK	34,764
Invitation Homes, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	108,969 USD	396
Ionis Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	95,081 USD	5,389
Ipsen SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	102,368 EUR	10,441

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
IPSOS SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	41,124 EUR	$420
IQVIA Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	491,530 USD	10,540
IREN Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	38,113 USD	(7,124)
IRhythm Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	36,033 USD	(37)
Iridium Communications, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	155,572 USD	216
Isetan Mitsukoshi Holdings Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,405,500 JPY	2,017
ISS AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	232,632 DKK	1,644
Itron, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,791 USD	(234)
ITT, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	54,335 USD	728
ITV PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	20,375 GBP	(14)
J D Wetherspoon PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	15,054 GBP	(509)
J Sainsbury PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	92,498 GBP	5,126
J&J Snack Foods Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,770 USD	437
J.M. Smucker Co.(The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	60,118 USD	832
Jabil, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	204,488 USD	(484)
Jack Henry & Associates, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	119,275 USD	45
Jackson Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,308 USD	351
Jacobs Solutions, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	70,032 USD	(1,046)
Jacobs Solutions, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	171,171 USD	21
Janux Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,419 USD	0
Japan Airlines Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,799,000 JPY	93
Japan Exchange Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	10,782,250 JPY	961
Japan Metropolitan Fund Invest	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,356,000 JPY	(761)
Japan Petroleum Exploration Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,051,179 JPY	(35)
Japan Real Estate Investment Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,997,600 JPY	(1,822)
Japan Tobacco, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	105,397,069 JPY	45,625
JB Hi-Fi Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	10,465 AUD	16
JD Health International, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	63,878 HKD	94
Jefferies Financial Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	222,271 USD	9,666
JetBlue Airways Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,906 USD	728
JGC Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,959,800 JPY	6,154
Jiangxi Copper Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	102,540 HKD	247
JM AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	421,462 SEK	3,709
Joby Aviation, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	156,201 USD	(17,169)
Johnson Electric Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	23,360 HKD	55
Johnson Matthey PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	74,908 GBP	5,166

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Johnson Service Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	6,261 GBP	$(153)
Jones Lang LaSalle, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,751,431 USD	20,620
JPMorgan Chase & Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	556,137 USD	13,651
JTEKT Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,299,200 JPY	396
Jumia Technologies AG	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,641 USD	(169)
Jungheinrich AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	74,561 EUR	(4,347)
Jupiter Fund Management PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	19,689 GBP	209
JX Advanced Metals Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	46,155,300 JPY	12,820
Jyske Bank AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	357,856 DKK	2,557
K+S AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	39,965 EUR	3,832
Kainos Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,380 GBP	173
Kandenko Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,183,600 JPY	138
Kansai Electric Power Co., Inc. (The)	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	10,653,250 JPY	4,366
Kao Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	14,412,000 JPY	2,616
Kaspi.KZ JSC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	707,846 USD	3,226
Kaufman & Broad SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	12,197 EUR	(370)
Kawasaki Kisen Kaisha Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	34,796,250 JPY	8,772
KB Home	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	62,711 USD	(1,698)
KBR, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	161,425 USD	(15)
KDDI Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	30,369,600 JPY	2,746
KDX Realty Investment Corp	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	483,500 JPY	7
Keller Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	31,317 GBP	(1,180)
Kennametal, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,984 USD	309
Kering SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	156,192 EUR	12,899
Keurig Dr. Pepper, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	25,010 USD	(207)
Kewpie Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,647,700 JPY	(125)
KeyCorp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	185,299 USD	3,772
Keyera Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	28,532 CAD	185
Keysight Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	158,559 USD	(3,538)
Kier Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	31,840 GBP	(2,473)
Kilroy Realty Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,252 USD	(805)
Kimberly-Clark Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	206,259 USD	(6,181)
Kimberly-Clark Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,588,117 USD	(47,588)
Kinaxis, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	27,327 CAD	36
Kinden Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,855,900 JPY	895
Kinder Morgan, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	6,781,254 USD	(32,403)
Kingfisher PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	98,428 GBP	(1,650)
Kingsoft Corp. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	191,060 HKD	(475)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kinnevik AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,436,529 SEK	$5,776
Kinross Gold Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	238,399 USD	23,219
Kinross Gold Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	229,125 USD	263
Kinsale Capital Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	353,966 USD	14,685
KION Group AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	114,705 EUR	2,120
Kioxia Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,439,500 JPY	(1,395)
Kirby Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	12,358 USD	0
Kitron ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	820,159 NOK	(2,740)
KKR & Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	485,176 USD	8,866
Klaviyo, Inc.	04/21/26	M	3.64%	Citibank N.A.	534,309 USD	13,801
Klaviyo, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,618 USD	972
Klaviyo, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	315,047 USD	1,470
Klepierre SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	420,099 EUR	14,791
Knight-Swift Transportation Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	8,983 USD	0
Knorr-Bremse AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	92,857 EUR	(274)
Kobe Steel Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,795,250 JPY	(340)
Kodiak Gas Services, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	539,670 USD	(1,435)
Kohl’s Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,452 USD	(275)
Koito Manufacturing Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,910,400 JPY	636
Komatsu Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,974,500 JPY	1,168
Komax Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	5,515 CHF	310
Konami Group Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	13,881,000 JPY	(1,205)
Kone OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	155,715 EUR	303
Kongsberg Gruppen ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	3,356,179 NOK	11,541
Koninklijke Ahold Delhaize NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	305,898 EUR	2,030
Koninklijke BAM Groep NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	104,522 EUR	(2,472)
Koninklijke KPN NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	368,508 EUR	14,722
Koninklijke Philips NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,884 USD	226
Koninklijke Vopak NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	133,054 EUR	4,904
KOREA GAS Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	2,833,777 KRW	54
Kose Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	581,100 JPY	79
Kraft Heinz Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	133,220 USD	8,040
Kraft Heinz Co., (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	147,483 USD	(83)
Kraftia Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,679,200 JPY	1,012
KraneShares CSI China Internet ETF	04/21/26	M	4.39%	Morgan Stanley Capital Services LLC	7,357,144 USD	(2,587)
Krones AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	27,798 EUR	197
KT Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	91,290 USD	816

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KT&G Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	12,682,180 KRW	$107
Kulicke & Soffa Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,394 USD	125
Kulicke & Soffa Industries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	63,994 USD	412
Kunlun Energy Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	334,979 HKD	(6,171)
Kyowa Kirin Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	516,989 JPY	16
Kyushu Electric Power Co., Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,576,250 JPY	1,154
Kyushu Railway Co.,	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,146,600 JPY	832
L&K Engineering Co., Ltd.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	659,574 TWD	(3,509)
L3Harris Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	487,171 USD	(165)
Labcorp Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,826 USD	468
Laboratorios Farmaceuticos Rovi SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	138,528 EUR	7,977
Lam Research Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	735,459 USD	(58,798)
Lam Research Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	561,810 USD	(47,317)
Lamar Advertising Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	175,032 USD	12
Lancashire Holdings Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	34,140 GBP	1,265
Landbridge Co. LLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	463,941 USD	(20,916)
Landis & Gyr Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	38,777 CHF	1,166
Lanxess AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	52,007 EUR	15,545
Lasertec Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	28,827,000 JPY	18,677
Lattice Semiconductor Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,170 USD	54
Lazard, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,184 USD	2,668
Lazard, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	494,390 USD	(348)
La-Z-Boy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,984 USD	(525)
Lear Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	243,823 USD	4,512
LEG Immobilien SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	16,052 EUR	510
Legalzoom.com, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,366 USD	(1,978)
Legend Biotech Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	631,548 USD	31,522
Leidos Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,413 USD	(287)
LEM Holding SA	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	17,130 CHF	692
Lemonade, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	214,720 USD	(13,454)
Lennar Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	314,493 USD	(22,276)
Lennar Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,236,298 USD	(391)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lenovo Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	177,200 HKD	$1,456
Leroy Seafood Group ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	186,966 NOK	630
Levi Strauss & Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	96,612 USD	(575)
LG Chem Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	51,409 USD	3,370
LG Corp.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	14,067 USD	(214)
LG Uplus Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	64,378,150 KRW	2,219
LGI Homes, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,159 USD	280
Li Ning Co. Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	63,240 HKD	223
Liberty Broadband Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,350,168 USD	(1,876)
Liberty Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,632 USD	(166)
Liberty Media Corp.-Liberty Formula One	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	130,233 USD	3,589
Life360, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,883 USD	(26)
Life360, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	528,863 USD	450
Lincoln Electric Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	48,013 USD	(688)
Lincoln National Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,028 USD	231
Lindab International AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	55,818 SEK	247
Lindsay Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,975 USD	4
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	8,581 EUR	82
Link REIT	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	177,300 HKD	563
Lion Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,116,850 JPY	304
Lion Finance Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	53,581 GBP	822
Liontrust Asset Management PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,587 GBP	(99)
Liquidia Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,221 USD	2,916
Liquidia Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	379,948 USD	660
LISI SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	16,628 EUR	957
Lithium Americas Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,965 USD	28
Littelfuse, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	289,395 USD	410
Live Nation Entertainment, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	196,186 USD	(211)
Lixil Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,120,300 JPY	64
Lloyds Banking Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	974,811 GBP	13,381
Loblaw Cos. Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	107,846 CAD	159
Loews Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,341 USD	478

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Loews Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	92,854 USD	$10
Logista Integral SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	89,432 EUR	5,083
Logitech International SA	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	880,897 CHF	51,147
Logitech International SA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	115,170 USD	279
Lojas Renner SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	117,152 BRL	(1,011)
London Stock Exchange Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	71,875 GBP	5,477
LondonMetric Property PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	39,815 GBP	379
Lonza Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	574,902 CHF	70,081
Loomis AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	849,872 SEK	5,331
L’Oreal SA	04/21/26	M	2.43%	Morgan Stanley Capital Services LLC	135,201 EUR	3,778
Louisiana-Pacific Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	578,093 USD	(385)
LPL Financial Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	191,858 USD	(230)
LS Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	24,341,500 KRW	14
LS Corp.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	28,222 USD	(341)
Lumen Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	44,946 USD	1,195
Lumentum Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,841,346 USD	(130,773)
Lundin Gold, Inc.	04/21/26	M	2.11%	Morgan Stanley & Co. LLC	84,505 SEK	795
Lundin Mining Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	83,120 CAD	5,185
LVMH Moet Hennessy Louis Vuitton SE	04/21/26	M	2.19%	Morgan Stanley Capital Services LLC	42,927 EUR	674
LVMH Moet Hennessy Louis Vuitton SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	2,056,097 EUR	33,090
M/I Homes, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,033 USD	(74)
Macquarie Group Ltd.	04/21/26	M	4.60%	Morgan Stanley Capital Services LLC	21,391 AUD	868
Macy’s, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	112,940 USD	376
Madison Square Garden Sports Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	198,909 USD	7,109
Madrigal Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	48,801 USD	8,257
Magna International, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	149,391 CAD	5,645
Magnolia Oil & Gas Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,296 USD	280
Makita Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,584,700 JPY	419
Manhattan Associates, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	130,551 USD	(4,753)
Manhattan Associates, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	225,854 USD	(10,066)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ManpowerGroup, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,329 USD	$2,389
Manulife Financial Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	466,143 CAD	5,184
Maplebear, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	97,130 USD	(1,682)
Marathon Petroleum Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	211,370 USD	10,590
Marathon Petroleum Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	675,027 USD	131
Markel Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,116 USD	423
MarketAxess Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	509,345 USD	443
Marks & Spencer Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	70,982 GBP	2,178
Marsh & McLennan Cos., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	402,683 USD	(973)
Marsh & McLennan Cos., Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	646,435 USD	(1,374)
Marshalls PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,190 GBP	(693)
Martin Marietta Materials, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	486,380 USD	(719)
Marui Group Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,416,200 JPY	760
Marvell Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	109,593 USD	14,219
Marvell Technology, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	927,081 USD	621
Marzetti Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,574 USD	(84)
Marzetti Co., (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	114,114 USD	(3,727)
MasTec, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	653,255 USD	23,364
Mastercard, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	61,547 USD	(89)
Mastercard, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,355,019 USD	(5,479)
Matador Resources Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	286,432 USD	16,453
Materion Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,584,931 USD	(290)
MatsukiyoCocokara & Co.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,008,500 JPY	1,866
Mattel, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	116,884 USD	(3,870)
MBB SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,696 EUR	(185)
McCormick & Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	131,368 USD	(6,932)
McCormick & Co., Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	18,212 USD	(961)
McDonald’s Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	509,284 USD	3,830
McDonald’s Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,708,339 USD	12,195
McKesson Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	353,990 USD	(4,384)
McKesson Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,186,091 USD	(12,663)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MDU Resources Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,993 USD	$1,348
MDU Resources Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	198,493 USD	(36)
Mebuki Financial Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,431,500 JPY	3,805
Medibank Pvt Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	40,510 AUD	490
Medpace Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	123,371 USD	6,280
Medpace Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	101,818 USD	(18)
Medtronic PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	214,438 USD	(1,279)
Medtronic PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,034,382 USD	(994)
MEIJI Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,720,000 JPY	132
Melia Hotels International SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	53,162 EUR	2,633
Melrose Industries PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	58,590 GBP	3,161
MercadoLibre, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	151,613 USD	5,728
MercadoLibre, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	594,519 USD	1,993
Mercedes-Benz Group AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	826,674 EUR	22,917
Mercialys SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	42,548 EUR	619
Mercury Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	361,364 USD	(459)
Merit Medical Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	39,136 USD	361
Meritage Homes Corp.	04/21/26	M	3.64%	Citibank N.A.	313,877 USD	2,559
Merlin Properties Socimi SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	264,281 EUR	14,186
Meta Platforms, Inc.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,156,079 USD	64,846
Meta Platforms, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,905,781 USD	(134,872)
Metalurgica Gerdau SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	107,311 BRL	991
MetLife, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	350,429 USD	8,829
Metro, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	28,803 CAD	(110)
Metsa Board OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	16,182 EUR	2,178
Mettler-Toledo International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	174,709 USD	3,120
Mettler-Toledo International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	24,781 USD	443
MGIC Investment Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,280 USD	592
MGM Resorts International	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,373,167 USD	2,125
Miami International Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	205,119 USD	28
Microchip Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	72,061 USD	302

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Micron Technology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	323,397 USD	$(51,098)
Micron Technology, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,603,567 USD	(592,737)
Microsoft Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	622,758 USD	(20,862)
Microsoft Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,263,124 USD	(155,889)
Mid-America Apartment Communities, Inc.	04/21/26	M	3.94%	Morgan Stanley & Co. LLC	1,806,457 USD	(3,699)
Middleby Corp. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	53,051 USD	(19)
Midea Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	629,460 HKD	3,669
Millrose Properties, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,881 USD	(261)
Millrose Properties, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	584,138 USD	(12,854)
Minebea Mitsumi, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,524,600 JPY	357
Mineral Resources Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	136,285 AUD	9,070
Mineralys Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,343 USD	5,432
Mini Bovespa Index	04/21/26	M	0.00%	Morgan Stanley & Co. LLC	5,105,304 BRL	133,675
MIPS AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	171,345 SEK	1,383
Mirvac Group	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	144,455 AUD	336
MISUMI Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	794,550 JPY	136
Mitchells & Butlers PLC	04/21/26	M	3.95%	Morgan Stanley & Co. LLC	3,001 GBP	(40)
Mitsubishi Chemical Group Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	519,660 JPY	233
Mitsubishi Electric Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	13,374,400 JPY	766
Mitsubishi Gas Chemical Co., Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	720,254 JPY	154
Mitsubishi Heavy Industries Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	100,277,400 JPY	(21,866)
Mitsubishi Logistics Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	667,000 JPY	19
Mitsubishi UFJ Financial Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	41,544,900 JPY	12,555
Mitsui Fudosan Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	54,762,500 JPY	1,406
Mitsui Kinzoku Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	29,190,000 JPY	5,759
Mitsui OSK Lines Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,296,600 JPY	1,752
MKS, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,819 USD	(2,324)
MKS, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	324,534 USD	(3,949)
MMG Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	85,440 HKD	473
Mobico Group PLC	04/21/26	M	4.04%	Morgan Stanley & Co. LLC	3,087 GBP	(450)
Mobileye Global, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,394 USD	(519)
Modec, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,452,000 JPY	317

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Modern Times Group MTG AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	102,017 SEK	$736
Moderna, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	138,097 USD	(1,293)
Modine Manufacturing Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	346,811 USD	8,594
Mohawk Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,361 USD	(1,402)
Molina Healthcare, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	693,858 USD	(8,430)
Molten Ventures PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	16,838 GBP	49
Monday.com Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	102,035 USD	(8,599)
MongoDB, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	757,555 USD	253
Moody’s Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	202,451 USD	(2,212)
Moody’s Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,135,326 USD	(17,768)
Moog, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,590 USD	(229)
MoonLake Immunotherapeutics	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,382 USD	565
Moonpig Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	38,804 GBP	(844)
Morgan Sindall Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	40,957 GBP	(902)
Morningstar, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,046 USD	7
Mosaic Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	90,444 USD	5,334
MP Materials Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	32,234 USD	(3,037)
MPC Container Ships ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	834,766 NOK	3,535
MPLX LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	9,954,195 USD	(268,161)
MRV Engenharia e Participacoes SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	11,689 BRL	65
MS Alpha Swap	04/21/26	M	0.20%	Morgan Stanley Capital Services LLC	138,869,230 USD	890,187
MS Alpha Swap	04/21/26	M	0.30%	Morgan Stanley Capital Services LLC	174,482,646 USD	556,139
MS Alpha Swap	04/21/26	M	0.30%	Morgan Stanley Capital Services LLC	136,674,007 USD	1,413,881
MS Alpha Swap	04/21/26	M	0.75%	Morgan Stanley Capital Services LLC	208,440,363 USD	(536,262)
MS Alpha Swap	04/21/26	M	4.29%	Morgan Stanley Capital Services LLC	180,874,038 USD	(2,426,907)
MS&AD Insurance Group Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	14,004,000 JPY	5,705
MSCI, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	779,019 USD	(12,007)
MTU Aero Engines AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	135,372 EUR	2,226
Mueller Water Products, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,670 USD	(289)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	137,227 EUR	8,113

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Multiplan Empreendimentos Imobiliarios SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	144,755 BRL	$524
Murata Manufacturing Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,068,400 JPY	767
Murphy Oil Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,174 USD	2,049
Murphy USA, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	21,562 USD	1,654
Mycronic AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	590,897 SEK	1,646
MYR Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,585 USD	1,491
MYR Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,647,891 USD	25,138
Nagarro SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	35,530 EUR	143
NANO Nuclear Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,157 USD	(500)
Nanya Technology Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	13,603,000 TWD	(18,895)
Natera, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	171,677 USD	(86)
National Australia Bank Ltd.	04/21/26	M	4.60%	Morgan Stanley Capital Services LLC	24,607 AUD	(1,068)
National Bank of Canada	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	763,844 CAD	2,544
National Energy Services Reunited Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	599,173 USD	(5,270)
National Fuel Gas Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,002,011 USD	5,992
National Grid plc	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,053 USD	559
National Grid PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	211,102 GBP	14,840
National Grid PLC	04/21/26	M	4.23%	Morgan Stanley Capital Services LLC	10,088 GBP	709
National Health Investors, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,757 USD	(350)
National Health Investors, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	331,397 USD	48
Naturgy Energy Group SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	235,785 EUR	4,710
NatWest Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,177,590 GBP	86,668
NCC AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	734,822 SEK	1,380
NCR Voyix Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,575 USD	(592)
Nebius Group NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,392 USD	(582)
Nebius Group NV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	612,415 USD	(55,742)
NEC Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	17,283,200 JPY	584
Neinor Homes SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	35,095 EUR	1,159
NEL ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	89,706 NOK	(81)
Nelnet, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,271 USD	14
Nelnet, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	136,357 USD	212
Nemetschek SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	232,655 EUR	(15,214)
NetEase Cloud Music, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	197,315 HKD	586

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NetEase, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	562,560 HKD	$(241)
NetEase, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	290,026 USD	(3,684)
Netflix, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	744,819 USD	21,977
NetScout Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	392,157 USD	132
NETSTREIT Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,136 USD	(241)
Neurocrine Biosciences, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	215,350 USD	7,950
New China Life Insurance Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	403,536 HKD	(1,455)
New Hope Corp. Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	22,578 AUD	661
New Jersey Resources Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	67,799 USD	1,181
New York Times Co. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	11,806 USD	0
Newmark Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,692 USD	81
Newmark Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	451,645 USD	63
NewMarket Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,465 USD	98
NewMarket Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	219,073 USD	132
Newmont Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	173,082 USD	16,139
Newmont Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,128,036 USD	16,166
NewPrinces SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,558 EUR	367
News Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	123,022 USD	3,398
News Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	222,131 USD	(303)
Nexans SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	21,442 EUR	384
NexGen Energy Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	128,859 USD	40
Nexity SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	2,089 EUR	57
Nexstar Media Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	180,738 USD	(38,787)
Next PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	409,533 GBP	30,510
NGK Insulators Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,308,800 JPY	2,631
NH Foods Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	13,422,000 JPY	4,248
Nice Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,606 USD	(439)
Nichirei Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,030,950 JPY	662
Nicolet Bankshares, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	392,999 USD	(48)
NIDEC Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	45,449,400 JPY	(18,444)
NIKE, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	461,078 USD	621
Nikon Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,080,000 JPY	132
Nine Dragons Paper Holdings Ltd	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	13,057 HKD	30
Nintendo Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	19,807,200 JPY	(4,925)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NioCorp Developments Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,248 USD	$(326)
Nippon Electric Glass Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,565,800 JPY	624
Nippon Sanso Holdings Corp	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,136,585 JPY	(70)
Nippon Shinyaku Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,970,400 JPY	743
Nippon Shokubai Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	911,000 JPY	49
Nippon Television Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,175,600 JPY	400
Nippon Yusen KK	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,713,800 JPY	1,242
Nissan Chemical Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,468,800 JPY	2,555
Nisshin Seifun Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,818,450 JPY	425
Nissin Foods Holdings Co. Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,999,900 JPY	684
Nitto Denko Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,687,600 JPY	770
nLight, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,936 USD	(8,676)
NMI Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,105 USD	72
NN Group NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	449,659 EUR	13,344
NNN REIT, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,126 USD	(25)
Noble Corp. PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	866,638 USD	21,725
Nokia OYJ	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	61,231 USD	202
Nomura Research Institute Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	21,145,000 JPY	3,604
Nongfu Spring Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	394,176 HKD	7,782
Nordex SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	87,956 EUR	6,830
Nordic Semiconductor ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	1,276,989 NOK	7,357
Norsk Hydro ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	1,028,642 NOK	18,811
North Pacific Bank Ltd	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	281,171 JPY	57
Northern Trust Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	46,844 USD	749
Northern Trust Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	353,159 USD	2,187
Northland Power, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	144,006 CAD	5,907
Northrop Grumman Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	415,269 USD	215
Northsand, Inc.	04/21/26	M	1.08%	Goldman Sachs & Co.	42,022,800 JPY	(11,976)
Norwegian Air Shuttle ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	1,312,246 NOK	(482)
Norwegian Cruise Line Holdings Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	70,487 USD	(3,241)
NOS SGPS SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	26,623 EUR	1,100
Note AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	79,324 SEK	(114)
NOV, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,266 USD	(1,250)
NOV, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	168,869 USD	(125)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Novanta, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	739,820 USD	$(215)
Novo Nordisk A/S	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	138,075 USD	(263)
Novocure Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	16,749 USD	(1,304)
NRG Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	248,903 USD	(9,233)
NRG Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	634,792 USD	(398)
NSK Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,859,566 JPY	714
Nucor Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,503,716 USD	60,290
NuScale Power Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	361,846 USD	(26,597)
Nutex Health, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,889 USD	4
Nutrien Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	274,200 CAD	9,875
NVIDIA Corp.	04/21/26	M	3.94%	Bank Of America Merrill Lynch	230,791 USD	(1,629)
NVR, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	104,491 USD	946
Obic Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	25,792,800 JPY	(2,329)
Ocado Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	21,267 GBP	(1,442)
OceanaGold Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	12,491 CAD	479
Odfjell Drilling Ltd.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	433,299 NOK	2,046
OGE Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	94,140 USD	2,644
O-I Glass, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,467 USD	(126)
Okeanis Eco Tankers Corp.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	523,246 NOK	4,922
Old Republic International Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,673 USD	157
Olympus Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,340,900 JPY	1,446
Omega Healthcare Investors, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,779 USD	(291)
ON Semiconductor Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	208,836 USD	7,079
ON Semiconductor Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	55,463 USD	17
On the Beach Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	15,217 GBP	(1,163)
Ondas, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	139,869 USD	(23,868)
ONE Gas, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	83,624 USD	1,042
OneMain Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	60,401 USD	952
OneMain Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	679,922 USD	8,281
ONEOK, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	491,143 USD	2,567
Ono Pharmaceutical Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	11,660,000 JPY	6,780
Onto Innovation, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	67,762 USD	(1,525)
Onto Innovation, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	437,134 USD	(3,206)
Open House Group Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,931,600 JPY	647
Opendoor Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	89,197 USD	(7,363)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OPENLANE, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,254 USD	$136
OPENLANE, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	506,598 USD	87
Opmobility	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	6,465 EUR	117
Option Care Health, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,290 USD	(1,012)
OR Royalties, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	30,560 CAD	2,706
OR Royalties, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	270,276 USD	28,790
Orchid Island Capital, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	22,984 USD	433
O’Reilly Automotive, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	382,752 USD	8,920
O’Reilly Automotive, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	862,403 USD	35,035
Organon & Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,543 USD	(239)
Orica Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	227,592 AUD	12,063
Orient Overseas International Ltd	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	70,986 HKD	(136)
Origin Energy Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	225,020 AUD	3,048
Orion Corp.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	10,108,800 KRW	149
Orkla ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	322,293 NOK	1,801
Ormat Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,241 USD	286
Ormat Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	113,615 USD	2,894
Osaka Gas Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	17,178,000 JPY	5,174
OSB Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	59,042 GBP	(1,838)
Oshkosh Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	621,231 USD	290
OSI Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	827,525 USD	(32,588)
Otis Worldwide Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	285,176 USD	(7,072)
Otsuka Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,430,600 JPY	1,599
Otsuka Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	18,855,000 JPY	8,942
Otter Tail Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,940 USD	513
Outfront Media, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	770,347 USD	(24,955)
Ovintiv, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,602 USD	2,023
Ovintiv, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	55,530 USD	31
OVS SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	6,763 EUR	148
Ovzon AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	35,628 SEK	(201)
Owens Corning	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,968 USD	178
Oxford Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,205 USD	764
Pagaya Technologies Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,579 USD	(144)
Pagseguro Digital Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	55,335 USD	166
PAL GROUP Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,561,400 JPY	738

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	521,765 USD	$(47,233)
Pampa Energia SA	04/21/26	M	3.64%	Citibank N.A.	636,264 USD	24,743
Pan African Resources PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	27,045 GBP	4,101
Pan American Silver Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	311,204 USD	34,768
Pan Pacific International Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,535,400 JPY	(300)
Pandora AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	2,102,755 DKK	(13,044)
Pandox AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	177,377 SEK	233
Par Pacific Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	99,367 USD	43
Paradise Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	6,713,400 KRW	25
Paragon Banking Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	37,528 GBP	(2,460)
Park Hotels & Resorts, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	53,087 USD	458
Parker-Hannifin Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	185,349 USD	(1,825)
Parsons Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	933,527 USD	(124)
Patterson-UTI Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	113,617 USD	33
Paychex, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	21,557 USD	(1)
Paycom Software, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	40,382 USD	(1,611)
Paylocity Holding Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	124,642 USD	(7,635)
Paylocity Holding Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	24,418 USD	(1)
PayPal Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	158,715 USD	(907)
PBF Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,092 USD	908
PBF Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	300,145 USD	(234)
Peab AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	607,146 SEK	1,887
Peabody Energy Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,361 USD	(508)
Pearson PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	381,513 GBP	25,601
Pebblebrook Hotel Trust	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,624 USD	396
Pegasystems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,577 USD	(1,444)
Pembina Pipeline Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	205,183 CAD	714
People’s Insurance Co., Group of China Ltd. (The)	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	23,400 HKD	(199)
PeptiDream, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	935,547 JPY	255
Per Aarsleff Holding AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	269,005 DKK	656
Perrigo Co., PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,816 USD	5,235
Perseus Mining Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	18,775 AUD	2,056

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Persimmon PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	227,827 GBP	$(16,087)
Persol Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,484,400 JPY	918
PetroChina Co.,, Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	3,056,271 HKD	(163)
Petroleo Brasileiro SA - Petrobras	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	919,587 BRL	10,182
Pets at Home Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	13,706 GBP	284
Pexip Holding ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	194,373 NOK	(545)
Peyto Exploration & Development Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	31,376 CAD	(359)
Pfizer, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	299,461 USD	14,446
Pharma Mar SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	28,625 EUR	364
Pharming Group NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	124,115 EUR	9,989
Philip Morris International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	111,330 USD	1,432
Phinia, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	29,733 USD	1,202
Photronics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,144 USD	962
Photronics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	509,332 USD	562
PICC Property & Casualty Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	2,597,020 HKD	(3,544)
Picton Property Income Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,401 GBP	(7)
Pigeon Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,056,600 JPY	418
Pilgrim’s Pride Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	60,767 USD	4,596
Ping An Insurance Group Co. of China Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	805,000 HKD	4,986
Pinnacle West Capital Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	241,291 USD	7,864
Pinterest, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	194,214 USD	(5,954)
Pinterest, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,816 USD	(56)
Piper Sandler Cos.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	466,014 USD	(437)
Pitney Bowes, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,657 USD	393
PJT Partners, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,307 USD	643
PJT Partners, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	700,106 USD	31,468
Plains All American Pipeline LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	5,189,362 USD	97,957
Plains GP Holdings LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	564,942 USD	855
Planet Fitness, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	125,131 USD	(1,065)
Planet Labs PBC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	194,093 USD	(33,688)
Planet Labs PBC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	48,261 USD	(8,376)
Planisware SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	11,538 EUR	(12)
Platzer Fastigheter Holding AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	46,353 SEK	31

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Plexus Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	325,007 USD	$(133)
PLS Group Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	437,154 AUD	72,272
Plus500 Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	32,111 GBP	(1,232)
Pluxee NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	3,374 EUR	48
Polaris, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,452 USD	(845)
Polaris, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	870,550 USD	(14,737)
PolyPeptide Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	6,224 CHF	1,187
Pony AI, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,533 USD	(2,251)
Pony AI, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	683,682 USD	(16,775)
Portland General Electric Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	96,233 USD	3,555
Post Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	68,048 USD	1,055
Postal Savings Bank of China Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	14,653 HKD	16
Powell Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	48,833 USD	(136)
Power Assets Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	241,800 HKD	371
Power Corp. of Canada	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	513,317 CAD	5,253
Power Solutions International, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,692 USD	2,793
Praxis Precision Medicines, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,529 USD	2,246
Preformed Line Products Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,154 USD	(541)
Primary Health Properties PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	3,272 GBP	(14)
Primerica, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,491 USD	44
Primo Brands Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	347,408 USD	740
Primoris Services Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	679,018 USD	279
Privia Health Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	110,559 USD	46
PROCEPT BioRobotics Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,002 USD	(893)
Procter & Gamble Co. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	127,431 USD	398
PROG Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,881 USD	8
Progress Software Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,963 USD	(7,591)
Progressive Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,446,185 USD	(44,111)
Progyny, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,889 USD	(2,739)
Prosperity Bancshares, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	514,182 USD	9,352
Proximus SADP	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	30,656 EUR	385
Prudential Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	97,213 USD	3,505

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Prudential PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	155,345 GBP	$(2,533)
PTC Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	55,062 USD	1,418
PTC, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	111,773 USD	(5,048)
Public Property Invest AS	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	106,500 NOK	207
Public Service Enterprise Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	266,918 USD	3,779
Public Service Enterprise Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	918,509 USD	12,740
PulteGroup, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	677,430 USD	(5,524)
PureCycle Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,446 USD	(4,213)
PVA TePla AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	6,043 EUR	(133)
PVH Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	199,328 USD	10,371
Q Technology Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	178,020 HKD	(795)
QinetiQ Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,500 GBP	(600)
Qnity Electronics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	43,449 USD	857
Quadient SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	3,003 EUR	(519)
QUALCOMM, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	396,088 USD	1,327
Qualys, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	36,308 USD	(3,540)
Qualys, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	63,271 USD	(6,168)
Quantum Computing, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	144,224 USD	(9,628)
Quebecor, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	113,536 CAD	(1,319)
Quest Diagnostics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,379 USD	88
Quilter PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	21,534 GBP	616
QXO, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	118,856 USD	(5,152)
Radian Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,093 USD	252
RadNet, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	60,567 USD	(5,739)
Rakus Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,456,000 JPY	360
Ralliant Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,836 USD	(97)
Rambus, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	33,046 USD	(2,591)
Ramelius Resources Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	95,067 AUD	8,938
Range Resources Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	27,178 USD	292
Rapid7, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,001 USD	(1,296)
Raspberry PI Holdings PLC	04/21/26	M	4.01%	Morgan Stanley & Co. LLC	4,994 GBP	1,787
Rational AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	35,448 EUR	112
Raymond James Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,413 USD	(212)
RaySearch Laboratories AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	95,472 SEK	534

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RB Global, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	828,450 USD	$(9,412)
RBC Bearings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	182,111 USD	2,007
RealReal, Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,572 USD	(123)
Realty Income Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	609,331 USD	2,285
Reckitt Benckiser Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	222,199 GBP	6
Recruit Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	73,838,700 JPY	44,511
Recursion Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,248 USD	(359)
Redeia Corp. SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	792,785 EUR	13,623
Regeneron Pharmaceuticals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	337,651 USD	(7)
Regis Resources Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	33,956 AUD	4,304
Reinsurance Group of America, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,278 USD	238
RELX PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	55,043 USD	(1,074)
RELX PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	159,768 GBP	1,224
Remegen Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	96,103 HKD	207
Remitly Global, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	112,358 USD	(3,671)
REN - Redes Energeticas Nacionais SGPS SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	13,731 EUR	150
RenaissanceRe Holdings Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,812 USD	584
Renault SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	159,109 EUR	10,449
Renesas Electronics Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	43,926,800 JPY	(846)
Rentokil Initial PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,652 USD	114
Repligen Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	543,738 USD	4,949
Repsol SA	04/21/26	M	2.19%	Morgan Stanley Capital Services LLC	76,375 EUR	6,470
Repsol SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,622,948 EUR	137,491
Republic Services, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	75,422 USD	797
Republic Services, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	398,877 USD	3,682
ResMed, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	397,235 USD	(4,844)
Resolute Holdings Management, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,399 USD	313
Resolute Mining Ltd	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	20,919 AUD	640
Restaurant Brands International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	4,516 USD	(8)
Revolve Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	26,536 USD	529
Reynolds Consumer Products, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,588 USD	415

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ricoh Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	10,716,350 JPY	$(741)
Rightmove PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	345,676 GBP	5,501
RingCentral, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	649,653 USD	56
Ringkjoebing Landbobank AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	450,296 DKK	2,002
Rinnai Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,276,685 JPY	385
Rio Tinto PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	804,922 USD	69,859
RioCan Real Estate Investment Trust	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	93,757 CAD	(71)
Rithm Capital Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	60,702 USD	2,814
RLI Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	736,536 USD	(7,793)
Robinhood Markets, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	290,757 USD	(12,795)
ROBLOX Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	254,700 USD	(1,255)
Rockwell Automation, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	285,906 USD	839
Rogers Communications, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	37,110 CAD	(25)
Rogers Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,595 USD	606
Roivant Sciences Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,713 USD	(154)
Roivant Sciences Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,617,287 USD	(13,318)
Roku, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	174,724 USD	(813)
Rollins, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	35,065 USD	132
Rolls-Royce Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,021,532 GBP	(40,219)
Roper Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	182,749 USD	196
Roper Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,525,939 USD	967
Ross Stores, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	151,827 USD	31
Rotork PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	60,020 GBP	1,587
Round One Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,653,443 JPY	108
Royal Bank of Canada	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	644,841 CAD	6,225
Royal Caribbean Cruises Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	303,452 USD	(2,405)
Royal Gold, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,209 USD	5,001
Royalty Pharma PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,900 USD	1,237
Royalty Pharma PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	749,508 USD	311
RS Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	19,654 GBP	(727)
RTX Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	539,846 USD	(5,320)
Rubis SCA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	59,421 EUR	4,462
Rvrc Holding AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	282,207 SEK	11

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RXO, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	6,362 USD	$626
Ryohin Keikaku Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	38,657,400 JPY	(309)
S&P Global, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,536,723 USD	(20,411)
Sabra Health Care REIT, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	31,130 USD	(727)
Safestore Holdings PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	22,762 GBP	(305)
Safran SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,592,791 EUR	(26,868)
Saga PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	3,760 GBP	(526)
SailPoint, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	264,628 USD	40
Saizeriya Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,930,000 JPY	(464)
Salesforce, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	339,613 USD	(14,807)
Salesforce, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	679,226 USD	(29,615)
Sally Beauty Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,630 USD	62
Salvatore Ferragamo SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	19,837 EUR	1,770
Salzgitter AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	10,612 EUR	420
Sampo OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	202,884 EUR	3,151
Samsara, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,196 USD	(418)
Samsara, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	436,859 USD	(456)
Samsung C&T Corp.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	69,360 USD	(2,412)
Samsung E&A Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	63,343,900 KRW	1,924
Samsung Electronics Co., Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	150,095 USD	(7,636)
Samsung Heavy Industries Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	100,490,000 KRW	(843)
Sandfire Resources Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	79,795 AUD	7,061
Sandisk Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	454,831 USD	(37,413)
Sandisk Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,230,060 USD	(117,580)
Sankyo Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,848,400 JPY	(1,328)
Sankyu, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	854,000 JPY	209
Sanmina Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	303,678 USD	976
Sanofi SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,649,463 EUR	166,724
Sanofi SA	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,587,045 USD	1,787
Sanoma OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	4,442 EUR	(44)
Sansan, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	226,634 JPY	60
Santen Pharmaceutical Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	6,105,000 JPY	3,159
Santos Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	449,850 AUD	(4,502)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sanwa Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,509,000 JPY	$632
Sapiens International Corp NV3	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	198,403 USD	0
Sapporo Holdings Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,894,200 JPY	1,005
Saputo, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	54,554 CAD	54
Sarepta Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	55,556 USD	12,705
Savills PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	3,604 GBP	(135)
SBA Communications Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,731,505 USD	1,127
SBM Offshore NV	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	162,248 EUR	6,351
Scandinavian Tobacco Group AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	159,125 DKK	899
Schindler Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	142,637 CHF	804
Scholar Rock Holding Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	555,903 USD	244
Schouw & Co. AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	115,900 DKK	1,686
Schweiter Technologies AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	2,226 CHF	147
SCOR SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	214,597 EUR	6,429
Scorpio Tankers, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	73,760 USD	3,513
Scotts Miracle-Gro Co. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	651,944 USD	0
Scout24 SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	132,096 EUR	5,337
SCREEN Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	22,608,000 JPY	531
Sea Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	198,358 USD	7,508
Sea Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,866,993 USD	18,840
Seadrill Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,201 USD	169
Seadrill Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	588,884 USD	14,810
SEALSQ Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,159 USD	(478)
Sectra AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	430,271 SEK	1,564
SEEK Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	21,829 AUD	(16)
Seibu Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	14,086,200 JPY	6,235
Seiko Epson Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	965,500 JPY	98
Sempra	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	234,117 USD	9,294
Sempra	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	819,453 USD	21,554
Sensata Technologies Holding PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	620,337 USD	11,298
Sensirion Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	2,544 CHF	153
SentinelOne, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,387 USD	(249)
SentinelOne, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	293,482 USD	(7,803)
Serco Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	5,955 GBP	(409)
Seres Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	70,240 HKD	(684)
Serve Robotics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,626 USD	(1,535)
ServiceNow, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	573,390 USD	(33,075)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SES SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	52,569 EUR	$1,208
Seven & i Holdings Co.,, Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	22,758,400 JPY	7,235
Sezzle, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	479,336 USD	(57,635)
SGL Carbon SE	04/21/26	M	2.16%	Morgan Stanley & Co. LLC	3,551 EUR	143
Shaftesbury Capital PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	43,371 GBP	(358)
Shandong Gold Mining Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	292,110 HKD	3,870
Shanghai Fosun Pharmaceutical Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	234,072 HKD	3,281
Sharp Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,374,680 JPY	629
Shell PLC	04/21/26	M	3.76%	Morgan Stanley Capital Services LLC	166,148 GBP	9,484
Shell PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	198,383 USD	5,008
Sherwin-Williams Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,406 USD	997
SHIFT, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,153,330 JPY	1,172
Shimadzu Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,168,800 JPY	699
Shimizu Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	21,124,950 JPY	5,038
Shinhan Financial Group Co.,, Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	58,141,149 KRW	841
Shizuoka Financial Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	9,789,000 JPY	3,077
Shopify, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	475,802 USD	(9,744)
Shopify, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,053,454 USD	(20,070)
Sibanye Stillwater Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,176 USD	3,558
Siemens AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	222,141 EUR	(1,190)
Siemens Energy AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	547,448 EUR	6,847
Signet Jewelers Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	395,591 USD	185
Silgan Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	238,907 USD	62
Silicon Motion Technology Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,014 USD	(2,128)
Silicon Motion Technology Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	599,101 USD	(55,392)
Silvercorp Metals, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	13,127 CAD	1,532
Simmons First National Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,329 USD	78
Simpson Manufacturing Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,678 USD	21
Simpson Manufacturing Co., Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	558,061 USD	905
Sims Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	12,907 AUD	(835)
Sino Biopharmaceutical Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	898,040 HKD	4,748

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sinopharm Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	196,032 HKD	$(94)
Sirius Real Estate Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	8,842 GBP	57
SITC International Holdings Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	33,220 HKD	142
SiteOne Landscape Supply, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	43,327 USD	(333)
Sixt SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	94,882 EUR	8,028
SK Hynix, Inc.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	1,569,400 USD	(126,591)
SK Square Co., Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	133,742 USD	(14,223)
SK Telecom Co., Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,653 USD	109
SK, Inc.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	62,240 USD	(3,440)
Skylark Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	11,854,800 JPY	2,907
SkyWest, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,039 USD	295
SM Energy Co	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	605,539 USD	101
Smith & Nephew PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	24,817 USD	(124)
Smith & Nephew PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	109,867 GBP	1,168
Smiths Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	157,093 GBP	5,319
Smoore International Holdings Ltd	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	316,080 HKD	459
Smurfit Westrock PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	108,205 USD	3,215
Snap, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	77,252 USD	1,542
Sociedad Quimica y Minera de Chile SA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,382 USD	2,237
Societe BIC SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	11,292 EUR	590
Socionext, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	20,645,061 JPY	15,185
SoFi Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	210,156 USD	(15,563)
SoftBank Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	28,227,150 JPY	(3,234)
Softcat PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	65,436 GBP	341
SolarEdge Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	237,902 USD	21,993
Solaria Energia y Medio Ambiente SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	172,514 EUR	16,742
Solstice Advanced Materials, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	370,550 USD	3,395
Solvay SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	179,862 EUR	13,329
Sompo Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	25,948,600 JPY	15,568
Sonae SGPS SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	62,606 EUR	2,910
Sonic Automotive, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,859 USD	809
Sonova Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	305,347 CHF	32,426
Sony Group Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	144,327,650 JPY	32,683
Sony Group Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	58,483 USD	57
Sopra Steria Group	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	37,307 EUR	2,109
South Bow Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	97,714 CAD	(45)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
South32 Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	40,333 AUD	$3,894
Southern Co., (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	509,437 USD	15,052
Southern Co., (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	437,248 USD	11,570
Southern Copper Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,011,358 USD	527
Southstate Bank Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	101,799 USD	(27)
Southwest Airlines Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	90,747 USD	(6,252)
Southwest Airlines Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	366,015 USD	(25,217)
Southwest Gas Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	49,438 USD	616
Spectrum Brands Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,306 USD	298
Sportradar Group AG	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	278,556 USD	(39,794)
Spotify Technology SA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	616,472 USD	(9,365)
Spotify Technology SA	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	17,457 USD	0
Sprott, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	307,288 USD	662
Sprouts Farmers Market, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	206,402 USD	(4,630)
SPS Commerce, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	351,628 USD	(16,495)
Square Enix Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	7,771,700 JPY	432
SS&C Technologies Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	80,963 USD	(4,203)
SSR Mining, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	63,387 USD	13,229
St. James’s Place PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	173,071 GBP	(5,147)
Standard Chartered PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	745,317 GBP	6,621
Stanley Electric Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,088,250 JPY	739
Stantec, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	78,902 CAD	(873)
Star Bulk Carriers Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,483 USD	82
Stellantis NV	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	150,702 USD	10,886
Sterling Infrastructure, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	483,820 USD	(17,496)
Stifel Financial Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	62,941 USD	1,517
STMicroelectronics NV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	414,619 USD	37,847
Stockland	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	41,816 AUD	585
Stolt-Nielsen Ltd.	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	308,364 NOK	3,539
StoneX Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	735,592 USD	16
Storebrand ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	1,066,410 NOK	3,093
Stride, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,756 USD	(28)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Strive, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,073 USD	$(566)
Structure Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,563 USD	(80)
Stryker Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	418,731 USD	(5,036)
Stryker Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	136,029 USD	(1,636)
Subaru Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,229,257 JPY	(296)
Suedzucker AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	14,127 EUR	5,270
Sugi Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	681,400 JPY	111
SUMCO Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,713,200 JPY	1,687
Sumitomo Chemical Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	19,278,000 JPY	14,423
Sumitomo Mitsui Trust Group, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,715,600 JPY	2,425
Sumitomo Realty & Development Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	19,548,000 JPY	4,519
Sunbelt Rentals Holdings, Inc.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	212,009 GBP	3
Suncor Energy, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	1,266,947 CAD	55,780
Suncor Energy, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	291,621 USD	10,833
Suncorp Group Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	281,455 AUD	1,758
Sunny Optical Technology Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	258,230 HKD	1,232
Sunococorp LLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	9,514,822 USD	52,765
Sunrun, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,258 USD	2,965
Suntory Beverage & Food Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,166,500 JPY	469
Super Group SGHC Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,014 USD	101
Super Group SGHC Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,257,088 USD	11,858
Super Micro Computer, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	52,763 USD	2,910
Supermarket Income REIT PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,189 GBP	(119)
Supernus Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	12,608 USD	625
Supernus Pharmaceuticals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	538,128 USD	18,056
Suzano SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	16,785 BRL	76
Suzuki Motor Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	16,126,426 JPY	1,992
Sveafastigheter AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	195,690 SEK	298
Swatch Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	230,166 CHF	9,293
Sweco AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	378,246 SEK	1,068
Swedbank AB	04/21/26	M	2.15%	Morgan Stanley & Co. LLC	608,927 SEK	(1,030)
SY Holdings Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	27,690 HKD	(2)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sylvamo Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,466 USD	$573
Symbotic, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	148,858 USD	1,698
Symrise AG	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	38,610 EUR	2,594
Synchrony Financial	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	83,786 USD	1,851
Syndax Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	41,170 USD	(1,248)
Sysco Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,624,545 USD	(182,323)
T&D Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,626,000 JPY	2,767
T. Rowe Price Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,109 USD	322
Taiwan Semiconductor Manufacturing Co., Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	806,526 USD	(1,191)
Taiwan Semiconductor Manufacturing Co., Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,150,250 USD	(2,916)
Taiwan Semiconductor Manufacturing Co., Ltd.	04/21/26	M	4.09%	Morgan Stanley Capital Services LLC	3,384,762 USD	85,309
Takasago Thermal Engineering Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	3,083,500 JPY	31
Takashimaya Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	539,700 JPY	198
Takeuchi Manufacturing Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	608,000 JPY	167
Tapestry, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	223,707 USD	(5,127)
Targa Resources Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	9,316,573 USD	419,774
Target Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,508,431 USD	1,842
Taseko Mines Ltd	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	718,349 USD	(2,541)
Taylor Morrison Home Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,905 USD	(945)
Taylor Wimpey PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	87,333 GBP	1,511
TC Energy Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	309,263 CAD	(1,269)
TC Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	380,010 USD	(7,289)
TC Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,713,054 USD	(77,246)
TD SYNNEX Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	27,834 USD	2,197
TD SYNNEX Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	322,451 USD	(384)
TDK Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	63,930,250 JPY	3,771
TE Connectivity PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	949,799 USD	38,239
TE Connectivity PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	247,373 USD	10,139
Tecan Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	46,338 CHF	9,282
TechnipFMC PLC	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	46,648 USD	775

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Technogym SpA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	2,536 EUR	$18
Tecnicas Reunidas SA	04/21/26	M	2.16%	Morgan Stanley & Co. LLC	7,971 EUR	265
Teekay Tankers Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,177 USD	349
Teledyne Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	650,687 USD	(18,452)
Teleflex, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,176 USD	413
Teleflex, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	289,500 USD	37,634
Telefonaktiebolaget LM Ericsson	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	4,298,532 SEK	11,971
Telefonaktiebolaget LM Ericsson	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	115,260 USD	(509)
Telefonica Brasil SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	32,177 BRL	156
Telefonica SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	168,811 EUR	12,713
Telenor ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	139,695 NOK	259
Telephone & Data Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,317 USD	(245)
Telephone & Data Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	716,547 USD	(14,571)
Television Francaise 1 SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	16,740 EUR	321
Telia Co. AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	764,545 SEK	4,930
TELUS Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	760,761 CAD	(6,647)
Tenable Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	56,959 USD	(8,904)
Tenet Healthcare Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	72,007 USD	(5,204)
Teradata Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,852 USD	(2,230)
Teradata Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	550,994 USD	(410)
Teradyne, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	163,300 USD	(3,212)
Terawulf, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	60,551 USD	(6,582)
Terex Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	240,707 USD	(229)
Terns Pharmaceuticals, Inc.	04/21/26	M	3.64%	Citibank N.A.	1,507,747 USD	94,519
Terumo Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	38,250,900 JPY	8,867
Tesco PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	261,618 GBP	16,048
Tesla, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,180,324 USD	(27,528)
Texas Capital Bancshares, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,073 USD	296
Texas Capital Bancshares, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	21,918 USD	(1)
Textron, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	135,861 USD	(2,069)
TFI International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	303,032 USD	(389)
TG Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	9,135 USD	831
Thales SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	575,992 EUR	40,667
TIM SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	229,862 BRL	939
TIS, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,790,600 JPY	202
TMC the metals Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,529 USD	(349)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
T-Mobile US, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	1,090,562 USD	$6,634
TMX Group Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	120,589 CAD	513
Toast, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	216,732 USD	(8,257)
Tobu Railway Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	282,650 JPY	26
Toho Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	11,669,050 JPY	3,151
Tokai Carbon Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	868,196 JPY	60
Tokio Marine Holdings, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	62,669,900 JPY	107,385
Tokyo Gas Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,248,000 JPY	1,491
Tokyo Seimitsu Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,126,500 JPY	675
Tokyo Tatemono Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	714,800 JPY	110
Tokyu Fudosan Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,058,000 JPY	162
Toll Brothers, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	35,549 USD	206
Tomy Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	2,187,200 JPY	(429)
Toray Industries, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,454,800 JPY	2,667
Torex Gold Resources, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	14,735 CAD	1,296
Toridoll Holdings Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	1,294,500 JPY	79
TORM PLC	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	496,232 DKK	6,901
Toro Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,769 USD	(15)
Toromont Industries Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	66,998 CAD	(280)
Toronto-Dominion Bank (The)	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	264,057 CAD	2,292
TotalEnergies SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	577,600 EUR	29,864
TOTVS SA	04/21/26	M	0.40%	Morgan Stanley & Co. LLC	98,453 BRL	(59)
Tourmaline Oil Corp.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	348,348 CAD	(5,409)
Toyo Tire Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	13,539,400 JPY	3,839
Toyota Boshoku Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	254,050 JPY	(33)
TP ICAP Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	61,043 GBP	1,982
TPG, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	481,174 USD	935
Trade Desk, Inc. (The)	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	91,896 USD	(4,835)
Trane Technologies PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	287,259 USD	(5,543)
TransAlta Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	427,221 USD	37,999
TransDigm Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	159,110 USD	827
TransDigm Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,020,746 USD	8,593
TransMedics Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,278 USD	(2,179)
Transmissora Alianca de Energia Eletrica SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	150,436 BRL	376
TransThera Sciences Nanjing, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	138,960 HKD	(760)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TransUnion	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	668,029 USD	$139
Travel + Leisure Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	100,101 USD	(52)
TravelSky Technology Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	221,295 HKD	(845)
Travere Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,845 USD	1,119
Treasury Wine Estates Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	58,675 AUD	1,808
Trelleborg AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	2,277,691 SEK	13,977
Trex Co., Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	90,749 USD	(1,229)
TriMas Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	11,964 USD	183
Trimble, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	146,692 USD	(3,512)
TriNet Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	26,335 USD	(1,672)
Trinity Industries, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	27,029 USD	1,386
Triple Flag Precious Metals Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,381 USD	520
Tritax Big Box REIT PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	90,003 GBP	(2,554)
Tronox Holdings PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	2,815 USD	927
Truecaller AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	450,982 SEK	308
Truist Financial Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	909,626 USD	22,507
Trupanion, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,698 USD	(141)
Trustpilot Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	66,165 GBP	(11,368)
Tsingtao Brewery Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	475,000 HKD	1,545
TTM Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	42,495 USD	(1,676)
TTM Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	859,720 USD	(9,926)
Tutor Perini Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	39,480 USD	2,589
Twilio, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	43,780 USD	(372)
Twilio, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,101,529 USD	(1,736)
Tyson Foods, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	237,964 USD	17,419
UACJ Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	214,000 JPY	148
UBE Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	242,500 JPY	40
Uber Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	97,055 USD	(4,121)
Uber Technologies, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	906,774 USD	(38,506)
Ubisoft Entertainment SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	56,211 EUR	(1,799)
UCB SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	699,312 EUR	39,248
UFP Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,003 USD	1,134
UGI Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	689,900 USD	7,944
U-Haul Holding Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,893 USD	361
U-Haul Holding Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	116,382 USD	118

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
UiPath, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,370,638 USD	$(79,419)
UL Solutions, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	23,830 USD	(89)
UL Solutions, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	483,961 USD	(642)
Ulta Beauty, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	142,446 USD	1,822
Ultra Clean Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	783,925 USD	13,596
Ultrapar Participacoes SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	187,525 BRL	1,716
Ulvac, Inc.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	4,323,500 JPY	(305)
Unicaja Banco SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	319,948 EUR	4,901
Unicharm Corp.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	12,346,080 JPY	1,945
Unilever PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	270,862 USD	(17,403)
Union Pacific Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,402,434 USD	49,806
Unisound AI Technology Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	40,087 HKD	(27)
UNITE Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	89,549 GBP	717
United Airlines Holdings, Inc.	04/21/26	M	3.64%	Citibank N.A.	61,874 USD	(3)
United Airlines Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	524,955 USD	(10,559)
United Airlines Holdings, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	774,700 USD	(15,583)
United Bankshares, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	373 USD	0
United Microelectronics Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,324 USD	(5)
United Rentals, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	300,394 USD	(227)
United Therapeutics Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	462,403 USD	63,571
UnitedHealth Group, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	350,021 USD	123
Universal Display Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	114,293 USD	(2,926)
Universal Display Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	894,539 USD	(4,612)
Universal Health Services, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,019 USD	(292)
Unum Group	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	113,757 USD	(342)
UPM-Kymmene OYJ	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	57,943 EUR	4,484
Upstart Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	230,732 USD	(18,683)
Urban Outfitters, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	108,822 USD	2,928
Urban Outfitters, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	83,115 USD	2,154
USS Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	5,916,600 JPY	587
UWM Holdings Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	552,529 USD	(17,728)
Vail Resorts, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	615,195 USD	(6,701)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vale SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	654,266 BRL	$6,968
Valeo SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	18,355 EUR	19
Valero Energy Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	15,430 USD	630
Valiant Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	12,527 CHF	575
Valley National Bancorp	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	63,456 USD	1,481
Vallourec SACA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	160,003 EUR	21,443
Valmont Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	79,176 USD	338
Valterra Platinum Ltd.	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,556 GBP	1,009
Valvoline, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	718,855 USD	(158)
Varonis Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	45,661 USD	(4,331)
Vault Minerals Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	26,334 AUD	3,541
Veeva Systems, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	364,903 USD	(18,853)
Veeva Systems, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,105,082 USD	(57,095)
Veidekke ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	160,202 NOK	(259)
Velo3D, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	3,988 USD	(16)
Ventas, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	921,034 USD	(600)
Venture Global, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	92,082 USD	(233)
Vera Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,718 USD	(218)
Verallia SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,390 EUR	(31)
Veralto Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	52,658 USD	(48)
Veralto Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	178,989 USD	(27)
Verisk Analytics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	64,152 USD	(3,242)
Verra Mobility Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,695 USD	(699)
Verra Mobility Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	792,445 USD	(3,966)
Vertex Pharmaceuticals, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	271,702 USD	(2,438)
Vestas Wind Systems AS	04/21/26	M	2.32%	Morgan Stanley & Co. LLC	105,035 DKK	3,365
Vesuvius PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,349 GBP	(32)
VF Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	730,252 USD	1,677
Viatris, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	871,425 USD	14,425
Viavi Solutions, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	576,042 USD	(5,656)
Vibra Energia SA	04/21/26	M	15.05%	Morgan Stanley & Co. LLC	200,906 BRL	1,332
Vicat SACA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	39,614 EUR	1,000
VICI Properties, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	328,657 USD	3,281
Vicor Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	30,806 USD	(2,148)
Victoria’s Secret & Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	159,717 USD	3,377
Victrex PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,008 GBP	173
Vidrala SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	9,916 EUR	557
Viking Holdings Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,076,112 USD	14,394

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Viking Therapeutics, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	38,214 USD	$(12)
Viking Therapeutics, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	340,840 USD	(146)
Vincorion SE	04/21/26	M	2.02%	Morgan Stanley Capital Services LLC	93,891 EUR	3,192
Virtu Financial, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	47,683 USD	1,223
Visa, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,753,301 USD	(21,543)
Viscofan SA	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	90,994 EUR	6,378
Vishay Intertechnology, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,242 USD	900
Vista Energy SAB de CV	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	84,821 USD	158
Vistance Networks, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	138,988 USD	3,846
Vistra Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	153,559 USD	(974)
Vivendi SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	119,049 EUR	7,889
Vodafone Group PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	57,587 USD	2,148
Vodafone Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	241,227 GBP	18,366
Volvo Car AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	2,086,901 SEK	(8,018)
Vonovia SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	85,113 EUR	2,998
Vornado Realty Trust	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	10,876 USD	(13)
Voya Financial, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	366,491 USD	46
VSE Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,115,119 USD	25,763
VZ Holding AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	5,572 CHF	72
W.R. Berkley Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	416,019 USD	(112)
Wacker Neuson SE	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	17,043 EUR	658
WaFd, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,073 USD	(66)
WaFd, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	152,380 USD	(1,251)
Wallenius Wilhelmsen ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	916,648 NOK	4,445
Walmart, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,273,837 USD	37,565
Wan Hai Lines Ltd.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	541,682 TWD	83
Warrior Met Coal, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	20,498 USD	1,578
Warrior Met Coal, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	493,841 USD	972
Washington H Soul Pattinson & Co., Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	58,334 AUD	3,087
Waste Connections, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	226,895 USD	196
Waste Connections, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	842,342 USD	721
Watches of Switzerland Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	28,782 GBP	(58)
Watsco, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	344,949 USD	(76)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WaVe Life Sciences Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	28,457 USD	$(10,702)
Wayfair, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,305,425 USD	(23,019)
Waystar Holding Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	36,995 USD	(11)
WD-40 Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	27,174 USD	(1,478)
WD-40 Co.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	319,632 USD	350
Webull Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	4,869 USD	(468)
WeRide, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	17,036 USD	2,396
WESCO International, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,279,567 USD	30,252
Wesdome Gold Mines Ltd	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	45,166 CAD	4,888
West Fraser Timber Co., Ltd.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	32,863 CAD	1,457
West Pharmaceutical Services, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	76,041 USD	2,911
Western Alliance Bancorp	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	50,878 USD	(7)
Western Digital Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	255,878 USD	(21,092)
Western Digital Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	2,778,985 USD	(229,076)
Western Midstream Partners LP	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	3,770,666 USD	(63,925)
Westpac Banking Corp.	04/21/26	M	4.60%	Morgan Stanley Capital Services LLC	25,824 AUD	(131)
WEX, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	269,501 USD	308
Weyerhaeuser Co.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	14,799 USD	812
WH Group Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	744,910 HKD	12,127
Whirlpool Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	98,518 USD	(923)
Whirlpool Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	195,792 USD	(1,680)
Whitbread PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	128,981 GBP	871
White Mountains Insurance Group Ltd.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,608 USD	544
Whitecap Resources, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	37,608 CAD	2,117
Whitehaven Coal Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	194,044 AUD	(541)
Wickes Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,746 GBP	(139)
Wilh Wilhelmsen Holding ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	129,555 NOK	(127)
Willdan Group, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	5,792 USD	(280)
Williams Cos., Inc. (The)	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	21,043,123 USD	(234,448)
Willis Towers Watson PLC	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	144,368 USD	(1,343)
Winbond Electronics Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	3,762,500 TWD	(11,422)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Winnebago Industries, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	6,353 USD	$(620)
Wise PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	13,289 GBP	534
WiseTech Global Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	28,647 AUD	93
Wix.com Ltd.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	272,418 USD	44
Wolters Kluwer - Cva	04/21/26	M	2.43%	Morgan Stanley & Co. LLC	1,198,157 EUR	17,307
Wolverine World Wide, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	18,964 USD	(376)
Woodside Energy Group Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	280,964 AUD	(2,147)
Woodward, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,775 USD	(27)
Woodward, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	1,432,630 USD	(6,676)
Workday, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	38,651 USD	(2,013)
Workiva, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	141,046 USD	(21)
Workspace Group PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,379 GBP	(50)
World Kinect Corp.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	15,291 USD	120
Worley Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	267,136 AUD	14,216
WPG Holdings Ltd.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	276,808 TWD	(258)
WSP Global, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	163,146 CAD	(1,955)
WW Grainger, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	51,669 USD	1,781
Xcel Energy, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	304,260 USD	9,845
Xero Ltd.	04/21/26	M	4.60%	Morgan Stanley & Co. LLC	193,378 AUD	341
XPO, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	8,909 USD	430
Xylem, Inc.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	70,186 USD	(39)
Yadea Group Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	120,000 HKD	1,700
Yakult Honsha Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	8,530,500 JPY	1,469
Yamada Holdings Co., Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	316,800 JPY	(5)
Yamazaki Baking Co. Ltd.	04/21/26	M	1.23%	Morgan Stanley & Co. LLC	965,400 JPY	623
Yang Ming Marine Transport Corp.	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	2,851,200 TWD	(334)
Yankuang Energy Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	199,200 HKD	(3,061)
Yara International ASA	04/21/26	M	4.47%	Morgan Stanley & Co. LLC	749,778 NOK	11,359
Yelp, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	37,642 USD	(136)
YETI Holdings, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	13,214 USD	(334)
Yubico AB	04/21/26	M	2.26%	Morgan Stanley & Co. LLC	50,840 SEK	(1,284)
Yum China Holdings, Inc.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	262,340 HKD	(1,170)
Zai Lab Ltd	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	325,594 USD	139
Zebra Technologies Corp.	04/21/26	M	3.94%	Morgan Stanley Capital Services LLC	585,641 USD	6,892
Zehnder Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	9,447 CHF	(187)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Leapmotor Technology Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	301,634 HKD	$2,389
ZhongAn Online P&C Insurance Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	235,385 HKD	(591)
Zhongsheng Group Holdings Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	331,561 HKD	1,661
Zigup PLC	04/21/26	M	4.23%	Morgan Stanley & Co. LLC	28,187 GBP	196
Zijin Mining Group Co., Ltd.	04/21/26	M	2.67%	Morgan Stanley & Co. LLC	585,360 HKD	6,321
Zions Bancorp NA	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	34,131 USD	1,593
Zoetis, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	7,375 USD	191
ZoomInfo Technologies, Inc.	04/21/26	M	3.84%	Morgan Stanley & Co. LLC	19,931 USD	(645)
Zurich Insurance Group AG	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	785,386 CHF	51,144

Total Buys						$1,613,258

Sells
10X Genomics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(654,703) USD	$(47,140)
10X Genomics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(38,146) USD	(4,165)
3i Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(259,643) GBP	29,324
a2 Milk Co. Ltd. (The)	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,669) AUD	(208)
AAK AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(212,837) SEK	(2,163)
Aalberts NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(98,845) EUR	1,342
AAON, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(54,044) USD	(1,316)
AAR Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(156,670) USD	(186)
AAR Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(80,693) USD	(4,248)
Abbott Laboratories	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(345,279) USD	6,981
AbbVie, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,430,206) USD	(87,656)
Abivax SA	04/21/26	M	0.25%	Goldman Sachs & Co.	(985,403) USD	(44)
ABM Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(78,185) USD	(627)
Academy Sports & Outdoors, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(396,303) USD	(484)
Acadia Healthcare Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,303) USD	(222)
Acadia Realty Trust	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,622) USD	133
AcBel Polytech, Inc.	04/21/26	M	3.40%	Morgan Stanley & Co. LLC	(1,473,600) TWD	(1,556)
Accelerant Holdings	04/21/26	M	0.25%	Goldman Sachs & Co.	(471,895) USD	(1,062)
Accelleron Industries AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(25,150) CHF	1,315
Accenture PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(56,314) USD	(1)
Accenture PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(226,223) USD	1,957
Acciona SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(296,910) EUR	(25,752)
Acerinox SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(21,822) EUR	29
ACI Worldwide, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(240,883) USD	(707)
ACV Auctions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,504) USD	889

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AddLife AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(33,518) SEK	$(99)
Addnode Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(166,684) SEK	(795)
AddTech AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(568,882) SEK	(3,952)
Adesso SE	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(2,759) EUR	44
ADMA Biologics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(148,227) USD	300
ADMA Biologics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,897) USD	4,346
ADT, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(581,016) USD	(443)
ADT, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(384,947) USD	64
Advance Auto Parts, Inc.	04/21/26	M	3.02%	Morgan Stanley Capital Services LLC	(539,832) USD	(8,715)
Advance Auto Parts, Inc.	04/21/26	M	3.05%	Morgan Stanley & Co. LLC	(4,364) USD	(173)
Advanced Drainage Systems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(962,427) USD	2,655
Advanced Drainage Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,579) USD	84
Advanced Energy Industries, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(674,848) USD	11,679
Advanced Micro Devices, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(676,749) USD	(2,504)
Adyen NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,373,913) EUR	21,707
AECOM	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,017) USD	3,259
Aena SME SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(31,364) EUR	(265)
Aeon Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(15,321,150) JPY	(305)
Aeroports de Paris SA	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(146,632) EUR	(3,260)
AeroVironment, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,429,922) USD	(66)
AeroVironment, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,705,751) USD	27,915
AeroVironment, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(311,414) USD	32,995
AFRY AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(143,804) SEK	(570)
Ageas SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(163,272) EUR	(12,614)
AGI, Inc.	04/21/26	M	10.65%	Goldman Sachs & Co.	(126,879) USD	(1,800)
Agilysys, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,439) USD	194
AgomAb Therapeutics NV	04/21/26	M	10.83%	Goldman Sachs & Co.	(371,179) USD	(177)
Air France-KLM	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(255,889) EUR	15,933
Air Liquide SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(203,564) EUR	(15,643)
Air Products & Chemicals, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,285,396) USD	(22)
Airbnb, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(275,522) USD	13,112
Airbus SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(16,640) EUR	326
Airtel Africa PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(238,717) GBP	5,530
AIXTRON SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(39,586) EUR	257
Akamai Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,093,070) USD	(3,059)
Aker ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(192,689) NOK	96
Aker BP ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(6,912,910) NOK	(61,678)
Akeso, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(2,354,100) HKD	(57,343)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aktis Oncology, Inc.	04/21/26	M	0.30%	Goldman Sachs & Co.	(80,238) USD	$1,075
AL Sydbank	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(1,031,209) DKK	(7,110)
Alamo Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,751) USD	325
Alaska Air Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(429,890) USD	557
Albemarle Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(520,808) USD	(22,629)
Alchip Technologies Ltd.	04/21/26	M	2.40%	Morgan Stanley & Co. LLC	(3,190,000) TWD	18,229
Alcoa Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,278,231) USD	(233,628)
Alfa Laval AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,654,918) SEK	(4,975)
Alibaba Group Holding Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(2,549,610) HKD	(8,711)
Alibaba Health Information Technology Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(864,800) HKD	(666)
Alignment Healthcare, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(467,696) USD	(133)
Alignment Healthcare, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,471) USD	(210)
Alimak Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(87,149) SEK	(116)
Alimentation Couche-Tard, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(126,494) CAD	127
Alkami Technology, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(266,255) USD	20,252
Alkami Technology, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(76,981) USD	5,855
Allegiant Travel Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,129) USD	936
Allegion PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(41,715) USD	(419)
Alleima AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(94,999) SEK	(194)
Alliance Laundry Holdings, Inc.	04/21/26	M	2.88%	Goldman Sachs & Co.	(1,056,825) USD	(44,490)
Alliant Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,169) USD	(836)
Allison Transmission Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(844,127) USD	(17,669)
Allison Transmission Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,479) USD	(324)
Allreal Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(40,040) CHF	(1,265)
Allstate Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(175,765) USD	355
Ally Financial, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(22,904) USD	(6)
Alm Brand AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(114,485) DKK	(113)
Alphatec Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,245) USD	1,698
ALS Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(112,480) AUD	(8,035)
ALSO Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(16,422) CHF	257
Alstom SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(298,342) EUR	(12,525)
Altarea SCA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(18,388) EUR	(327)
Alten SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(16,038) EUR	123
Amadeus IT Group SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(216,941) EUR	300
Ambarella, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,554) USD	884

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ambev SA	04/21/26	M	13.90%	Morgan Stanley & Co. LLC	(42,138) BRL	$(229)
Ambu AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(544,831) DKK	(1,793)
Amcor PLC	04/21/26	M	3.31%	Morgan Stanley & Co. LLC	(106,834) AUD	(2,099)
Amentum Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(7,170) USD	(2)
Amentum Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(98,744) USD	2,274
Amer Sports, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,330,448) USD	(354)
Amer Sports, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,121) USD	(71)
America Movil SAB de CV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(197,830) USD	(13,884)
American Express Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(989,116) USD	(296)
American Financial Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(70,188) USD	(52)
American Healthcare REIT, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(74,427) USD	1,093
American International Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(579,545) USD	(1,235)
American Superconductor Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,220) USD	(982)
Americold Realty Trust, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(507,735) USD	(745)
Americold Realty Trust, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(49,160) USD	(829)
Ameriprise Financial, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,376,564) USD	(4,631)
Ameris Bancorp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,031) USD	(236)
AMETEK, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(310,277) USD	(2,260)
Amgen, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(441,410) USD	(2,625)
Amkor Technology, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,992,401) USD	(221)
Amneal Pharmaceuticals, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(664,230) USD	(5,461)
Amneal Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,254) USD	(1,337)
Amphenol Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(101,792) USD	3,365
Amplifon SpA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(84,294) EUR	(13,283)
Amprius Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(204,143) USD	(31)
Amprius Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,168) USD	811
Amrize Ltd.	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(430,714) CHF	(13,446)
Amrize Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(317,136) USD	(161)
ams-OSRAM AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(48,923) CHF	(3,591)
Amundi SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(46,793) EUR	(1,688)
Analog Devices, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,473,169) USD	(47,136)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Analog Devices, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(329,360) USD	$(6,277)
Andersen Group, Inc.	04/21/26	M	1.80%	Goldman Sachs & Co.	(2,309,295) USD	(97,959)
Andersons, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(260,076) USD	(15,918)
Anglogold Ashanti PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,720,245) USD	2,134
Anglogold Ashanti PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(146,633) USD	(20,145)
Anheuser-Busch InBev SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,865,816) EUR	(31,336)
Anheuser-Busch InBev SA	04/21/26	M	2.80%	Morgan Stanley & Co. LLC	(17,686) USD	(212)
Anhui Conch Cement Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(31,290) HKD	(92)
ANI Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,278) USD	(640)
Annaly Capital Management, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(103,589) USD	59
ANTA Sports Products Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,327,920) HKD	(2,700)
Anteris Technologies Global Corp.	04/21/26	M	1.59%	Goldman Sachs & Co.	(307,723) USD	(11,547)
Antero Midstream Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(58,089) USD	405
Anycolor, Inc.	04/21/26	M	0.90%	Morgan Stanley & Co. LLC	(1,821,000) JPY	310
ANZ Group Holdings Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(379,275) AUD	(1,263)
Aon PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(105,940) USD	1,037
Aperam SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(64,368) EUR	(730)
API Group Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(811,785) USD	(154)
API Group Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(102,282) USD	2,319
Apogee Therapeutics, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,360,810) USD	(44,324)
Apogee Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(68,545) USD	(4,178)
Apollo Global Management, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(836,106) USD	(7,343)
Appian Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,378) USD	531
Appier Group, Inc.	04/21/26	M	0.05%	Morgan Stanley & Co. LLC	(3,132,600) JPY	(3,581)
Applied Digital Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(251,828) USD	32,518
Applied Industrial Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,241,567) USD	665
Applied Materials, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(54,268,500) USD	3,000,000
Applied Optoelectronics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(578,052) USD	(375)
AppLovin Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(697,604) USD	92,644
AptarGroup, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(294,629) USD	120
Aptiv PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(606,113) USD	6,985

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aptiv PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,409) USD	$313
Aramark	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(110,176) USD	29
Aramark	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,734) USD	(185)
ArcBest Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(580,157) USD	(39,904)
ArcBest Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,431) USD	(1,405)
ArcelorMittal SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(31,699) EUR	(546)
Archer Aviation, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,371,344) USD	(1,328)
Archrock, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(66,049) USD	33
Archrock, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(38,530) USD	2,094
Arcosa, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(51,106) USD	(1,008)
Arcus Biosciences, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,934) USD	(88)
ARE Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(4,355,000) JPY	(41)
ARGAN SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(12,555) EUR	737
Argan, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(479,823) USD	(84,434)
Arista Networks, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,289,909) USD	124,358
Arista Networks, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(274,070) USD	26,423
Aristocrat Leisure Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(71,874) AUD	386
ARKO Petroleum Corp.	04/21/26	M	3.39%	Goldman Sachs & Co.	(157,237) USD	(1,089)
ARM Holdings plc	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(799,369) USD	(902)
ARM Holdings plc	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,509) USD	(6,146)
ARMOUR Residential REIT, Inc.	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(14,221) USD	(824)
Arrow Electronics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(314,495) USD	(7,890)
Arrowhead Pharmaceuticals, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(83,196) USD	(7)
Arrowhead Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,779) USD	(3,913)
Arthur J Gallagher & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(13,644) USD	0
Arthur J Gallagher & Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(104,685) USD	77
Artisan Partners Asset Management, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,144) USD	(79)
Aryzta AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(50,841) CHF	(3,868)
Asana, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,891) USD	600
Asbury Automotive Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(603,088) USD	(11,672)
Ascendis Pharma A/S	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,504) USD	(416)
Asia Vital Components Co., Ltd.	04/21/26	M	2.27%	Morgan Stanley Capital Services LLC	(30,468) USD	(1,897)
Asker Healthcare Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(601,710) SEK	(7,410)
ASM International NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(346,173) EUR	6,747

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Asmodee Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(328,143) SEK	$(3,653)
ASP Isotopes, Inc.	04/21/26	M	2.15%	Morgan Stanley & Co. LLC	(9,382) USD	463
ASR Nederland NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(79,424) EUR	(2,174)
Assa Abloy AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(9,219,681) SEK	(40,614)
Assurant, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(98,460) USD	10
AST SpaceMobile, Inc.	04/21/26	M	0.30%	Goldman Sachs & Co.	(1,466,710) USD	(89)
AST SpaceMobile, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(312,211) USD	19,597
Astera Labs, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(226,638) USD	23,878
AstraZeneca PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,365,955) GBP	(124,724)
Atea ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(127,644) NOK	(411)
AtkinsRealis Group, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(148,065) CAD	2,982
Atkore, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,764) USD	(133)
Atlanta Braves Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(603,458) USD	(10,483)
Atlantic Union Bankshares Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,830) USD	(1,932)
Atlas Copco AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(914,858) SEK	(3,170)
Atlas Energy Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,748) USD	(1,868)
Atlassian Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,548,820) USD	(1,206)
Auction Technology Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,198) GBP	(686)
Aumovio SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(5,843) EUR	253
Aura Minerals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,119) USD	(5,462)
Aurora Innovation, Inc.	04/21/26	M	3.37%	Morgan Stanley Capital Services LLC	(325,885) USD	19,345
Auto1 Group SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(197,129) EUR	11,870
Autodesk, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(89,326) USD	2,902
Autohome, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(386,808) USD	6,144
Autoliv, Inc.	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(711,743) SEK	(1,239)
Autoliv, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(64,131) USD	(17)
AutoNation, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(217,420) USD	(6,739)
AutoStore Holdings Ltd.	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(513,052) NOK	3,257
AutoZone, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(211,254) USD	(1,546)
AvalonBay Communities, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(108,085) USD	(53)
Avantor, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,332) USD	(118)
Avanza Bank Holding AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(520,087) SEK	(5,568)
Avnet, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(118,922) USD	(3,763)
Avolta AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(59,039) CHF	(2,849)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Axcelis Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(569,695) USD	$(48)
Axfood AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(995,225) SEK	(6,231)
Axogen, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(439,734) USD	(66)
Axogen, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,901) USD	(571)
Axon Enterprise, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(498,785) USD	80,466
Axos Financial, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,232) USD	(926)
Axsome Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(960,331) USD	(74,578)
Ayvens SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(193,891) EUR	(6,577)
Azelis Group NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(87,062) EUR	(17,864)
AZZ, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,464) USD	(704)
B3 SA - Brasil Bolsa Balcao	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(789,576) BRL	(10,068)
Bachem Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(88,456) CHF	(8,445)
Baidu, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(4,155,930) HKD	938
Baidu, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(695,030) USD	(7)
Bakkafrost P	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(167,594) NOK	(468)
Baldwin Insurance Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,313) USD	427
Baltic Classifieds Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,389) GBP	(673)
Banc of California, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(917,320) USD	(16,196)
Banc of California, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(538,262) USD	(5,751)
Banco Bilbao Vizcaya Argentaria SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(663,453) EUR	(10,279)
Banco Santander SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(896,549) EUR	(8,631)
Banco Santander SA	04/21/26	M	3.04%	Morgan Stanley Capital Services LLC	(1,758,779) USD	(20,506)
Bank of Hawaii Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,169) USD	(221)
Bank OZK	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(90,147) USD	19
Banque Cantonale Vaudoise	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(90,275) CHF	(6,481)
Barclays PLC	04/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(386) GBP	(18)
Barratt Redrow PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(170,797) GBP	3,661
Barry Callebaut AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(269,165) CHF	(23,887)
Basic-Fit NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,025) EUR	(18)
Bath & Body Works, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(343,505) USD	817
Bayerische Motoren Werke AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(261,620) EUR	(8,521)
BBB Foods, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(380,644) USD	(8)
Beam Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,518) USD	933
Bechtle AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(83,476) EUR	(12,385)
Becton Dickinson & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,189,132) USD	(2,514)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Becton Dickinson & Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(907,477) USD	$(6,658)
Beijer Alma AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(46,431) SEK	(236)
Beijer Ref AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(714,139) SEK	(1,697)
Belimo Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(140,812) CHF	2,303
Belite Bio, Inc.	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	(2,569) USD	(141)
Bellway PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,882) GBP	(41)
Bentley Systems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(354,275) USD	265
BeOne Medicines Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(178,090) HKD	(1,964)
BeOne Medicines Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(174,471) USD	(13,808)
Berkeley Group Holdings PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(49,194) GBP	431
Berner Kantonalbank AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(12,261) CHF	(174)
Best Buy Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(278,764) USD	(827)
Best Buy Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(143,574) USD	(426)
Beta Technologies, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(746,457) USD	(30,379)
Betsson AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(227,483) SEK	(590)
BHG Group AB	04/21/26	M	0.75%	Morgan Stanley & Co. LLC	(30,149) SEK	(73)
BHP Group Ltd.	04/21/26	M	1.60%	Morgan Stanley Capital Services LLC	(3,520,087) USD	(121,714)
BHP Group Ltd.	04/21/26	M	3.22%	Morgan Stanley & Co. LLC	(125,250) GBP	(13,091)
Bicara Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(215,286) USD	(4,757)
Big Yellow Group PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,700) GBP	283
BigBear.ai Holdings, Inc.	04/21/26	M	2.04%	Morgan Stanley & Co. LLC	(221,111) USD	8,746
Bilia AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(21,997) SEK	(93)
Bilibili, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,343,904) HKD	5,939
BioAge Labs, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(154,742) USD	(44)
Biogen, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(114,408) USD	193
BioMerieux	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(31,898) EUR	(1,377)
BioNTech SE	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,706) USD	(158)
Bio-Rad Laboratories, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,722) USD	(839)
Bio-Techne Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(256,308) USD	(1,282)
Bio-Techne Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(155,005) USD	(1,044)
Birkenstock Holding PLC	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(163,447) USD	(3,450)
Bizlink Holding, Inc.	04/21/26	M	0.78%	Morgan Stanley & Co. LLC	(3,540,000) TWD	(4,114)
BJ’s Wholesale Club Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(72,605) USD	(29)
BKV Corp.	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,034,943) USD	25,306
BKV Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(190,579) USD	2,376
BKV Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,924) USD	111

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BKW AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(41,596) CHF	$(3,183)
Black Rock Coffee Bar, Inc.	04/21/26	M	2.06%	Goldman Sachs & Co.	(222,754) USD	(5,930)
BlackLine, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(721,160) USD	(451)
Blackrock, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,055,110) USD	(421)
BlackSky Technology, Inc.	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(26,205) USD	944
Bloomin’ Brands, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,709) USD	262
Bloomsbury Publishing PLC	04/21/26	M	3.17%	Morgan Stanley & Co. LLC	(3,102) GBP	(125)
Blue Owl Capital Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,315) USD	(100)
BlueScope Steel Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(29,669) AUD	469
BMF U.S. Dollar	04/21/26	M	0.00%	Morgan Stanley & Co. LLC	(12,321,453) BRL	113,854
Bob’s Discount Furniture, Inc.	04/21/26	M	1.85%	Goldman Sachs & Co.	(311,841) USD	(133)
Boeing Co., (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,019,001) USD	(5,134)
Boise Cascade Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(8,626) USD	(476)
BOK Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,250) USD	(246)
Bombardier, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(174,051) CAD	(3,277)
Booking Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,345,515) USD	(1,689)
Booz Allen Hamilton Holding Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,124,488) USD	622
Booz Allen Hamilton Holding Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(144,779) USD	3,388
Borregaard ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(138,607) NOK	(795)
Bosideng International Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(105,560) HKD	79
Bowhead Specialty Holdings, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(148,237) USD	(630)
Box, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(358,140) USD	230
Boyd Gaming Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(70,223) USD	(206)
Boyd Group, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(459,831) USD	7,207
Bravida Holding AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(861,323) SEK	(1,743)
Braze, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,487) USD	(3,095)
Breedon Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,049) GBP	876
Brenntag SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(286,356) EUR	(45,708)
Bridgebio Pharma, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(97,514) USD	(6,152)
Bridgepoint Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(69,354) GBP	(4,668)
Bright Horizons Family Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(72,280) USD	(3,691)
Bright Minds Biosciences, Inc.	04/21/26	M	3.45%	Goldman Sachs & Co.	(1,524,657) USD	(25,226)
BrightSpring Health Services, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(4,476,897) USD	(48,413)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BrightSpring Health Services, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(881,617) USD	$(5,311)
BrightSpring Health Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(194,334) USD	(2,354)
Brinker International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(323,753) USD	9,231
Brink’s Co., (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(520,599) USD	169
Bristol-Myers Squibb Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,175,625) USD	(75,281)
British American Tobacco PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(782,515) GBP	(24,764)
Brixmor Property Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(271,390) USD	122
Brixmor Property Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(82,771) USD	115
Brookdale Senior Living, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,391,064) USD	4,063
Brown & Brown, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(128,169) USD	2,901
Brown-Forman Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(193,667) USD	(29,645)
Bruker Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(590,010) USD	(335)
Bruker Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,305) USD	(1,710)
BT Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(381,933) GBP	(29,862)
Bucher Industries AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(63,959) CHF	(2,437)
Budweiser Brewing Co., APAC Ltd.	04/21/26	M	0.92%	Morgan Stanley & Co. LLC	(122,670) HKD	(440)
Bufab AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(43,118) SEK	(161)
Build-A-Bear Workshop, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,086) USD	1,267
Bullish	04/21/26	M	1.30%	Goldman Sachs & Co.	(948,534) USD	(133)
Bullish	04/21/26	M	2.50%	Morgan Stanley & Co. LLC	(94,406) USD	9,118
Bunge Global SA	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(188,842) USD	(9,972)
Bure Equity AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(89,303) SEK	(624)
Burford Capital Ltd.	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,693) USD	2,820
Burkhalter Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(14,778) CHF	142
BWX Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,967) USD	42
BYD Electronic International Co., Ltd.	04/21/26	M	1.60%	Morgan Stanley & Co. LLC	(820,800) HKD	7,557
Cable One, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,248) USD	302
CACI International, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(465,153) USD	689
CACI International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(98,935) USD	7,565
Cactus, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(53,330) USD	512
Cadeler AS	04/21/26	M	2.96%	Morgan Stanley & Co. LLC	(480,914) NOK	(678)
Cadence Design Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(176,097) USD	8,819
CAE, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(122,453) CAD	2,598

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
California Resources Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(122,081) USD	$(10,267)
Callaway Golf Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,936) USD	(240)
Cal-Maine Foods, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(169,682) USD	64
Cal-Maine Foods, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(186,855) USD	(5,004)
Camden Property Trust	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,739) USD	148
Campbell’s Co. (The)	04/21/26	M	1.50%	Morgan Stanley Capital Services LLC	(36,526) USD	26
Campbell’s Co. (The)	04/21/26	M	1.70%	Morgan Stanley & Co. LLC	(108,423) USD	(6,557)
Camping World Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,372) USD	551
Camtek Ltd.	04/21/26	M	2.75%	Morgan Stanley & Co. LLC	(60,674) USD	7,459
Canadian Imperial Bank of Commerce	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(80,970) CAD	(1,881)
Canadian Natural Resources Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(109,642) CAD	(1,624)
Canadian Pacific Kansas City Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(135,068) CAD	(485)
CANCOM SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(6,535) EUR	(1,071)
Capcom Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(17,666,400) JPY	3,543
Capgemini SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(174,412) EUR	(9,269)
Capita PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,032) GBP	(3,229)
Capital One Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(163,024) USD	1,391
Capri Holdings Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(490,190) USD	17,957
Capri Holdings Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,271) USD	779
Capricor Therapeutics, Inc.	04/21/26	M	0.51%	Goldman Sachs & Co.	(537,991) USD	(89)
Card Factory PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,843) GBP	(242)
Cardinal Health, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,307,436) USD	(361)
Cardinal Health, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(285,108) USD	(6,711)
CareTrust REIT, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(796,997) USD	189
Cargurus, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(237,599) USD	2,075
Carlyle Group, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(189,726) USD	(60)
Carlyle Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,260) USD	(257)
CarMax, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(62,686) USD	66
Carrier Global Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(786,891) USD	184
Carrier Global Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(177,115) USD	6,046
Carvana Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(671,104) USD	(33,107)
Casella Waste Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(55,231) USD	(942)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Casey’s General Stores, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(69,733) USD	$(5,237)
Casio Computer Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(2,531,700) JPY	(209)
Castellum AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(581,667) SEK	(3,909)
Catena AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(440,031) SEK	(1,604)
Caterpillar, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(751,275) USD	(5,361)
Cathay Pacific Airways Ltd.	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(156,260) HKD	1,157
Cava Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(713,767) USD	1,523
Cava Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,637) USD	6,281
Cboe Global Markets, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(216,562) USD	(424)
CBRE Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(92,174) USD	197
CCC Intelligent Solutions Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(98,243) USD	2,861
CCL Industries, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(50,821) CAD	(309)
CECO Environmental Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,577) USD	(532)
Celcuity, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(255,764) USD	(366)
Cellebrite DI Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,312) USD	2,237
Cembra Money Bank AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(46,768) CHF	(2,258)
Cencora, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(113,817) USD	2,297
CenterPoint Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,084) USD	(1,880)
Centessa Pharmaceuticals PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,807) USD	(21,276)
Central BanCo, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(421,057) USD	(2,858)
Centrus Energy Corp.	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(28,200) USD	(1,137)
Centuri Holdings, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,008,929) USD	(25,134)
Centuri Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(615,880) USD	12,869
Centuri Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,318) USD	1,581
Century Aluminum Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(91,548) USD	(8)
Century Aluminum Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,883) USD	(2,144)
Certara, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,530) USD	2,101
CF Industries Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(219,208) USD	(17,620)
CF Industries Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(132,679) USD	(10,665)
CG oncology, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,946) USD	(2,636)
CGN Mining Co., Ltd.	04/21/26	M	0.08%	Morgan Stanley & Co. LLC	(818,400) HKD	(4,880)
CH Robinson Worldwide, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,883) USD	221

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Champion Homes, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,521,630) USD	$15,191
Charles River Laboratories International, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,623,560) USD	(175,080)
Charles River Laboratories International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(164,320) USD	(15,080)
Charles Schwab Corp. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,752,568) USD	(952)
Charter Communications, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,066,219) USD	1,499
Charter Communications, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(199,714) USD	673
Cheesecake Factory, Inc. (The)	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(39,847) USD	1,248
Chefs’ Warehouse, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,602) USD	(546)
Chemring Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,488) GBP	(1,240)
Chesapeake Utilities Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,369) USD	18
Chesnara PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,198) GBP	(110)
Chevron Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(476,292) USD	(3,922)
Chiba Bank Ltd. (The)	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(9,350,400) JPY	(3,217)
Chime Financial, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(497,167) USD	(133)
China Feihe Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(14,800) HKD	100
China Galaxy Securities Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(450,840) HKD	4,486
China International Capital Corp. Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(187,305) HKD	(90)
China Literature Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(593,152) HKD	2,216
China Medical System Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(156,960) HKD	(627)
China Mengniu Dairy Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(124,080) HKD	(1,850)
China National Building Material Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(358,731) HKD	353
China Overseas Land & Investment Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(380,480) HKD	802
China Railway Group Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(557,184) HKD	(1,126)
China Resources Land Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,140,000) HKD	(2,867)
China Resources Mixc Lifestyle Services Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(620,824) HKD	(6,629)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Resources Power Holdings Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(559,200) HKD	$1,235
China Southern Airlines Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(78,800) HKD	(7)
Choice Hotels International, Inc.	04/21/26	M	1.40%	Morgan Stanley & Co. LLC	(17,542) USD	(467)
Chord Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,933) USD	(4,915)
Chow Tai Fook Jewellery Group Ltd.	04/21/26	M	1.29%	Morgan Stanley & Co. LLC	(323,760) HKD	(1,440)
Christian Dior SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(60,738) EUR	(1,367)
Chubb Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,290,711) USD	(1,508)
Chubb Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(135,444) USD	183
Church & Dwight Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(714,601) USD	6,022
Church & Dwight Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,115) USD	239
Churchill Downs, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(391,621) USD	(24,112)
Churchill Downs, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,127) USD	(3,887)
Cia de Minas Buenaventura SAA	04/21/26	M	3.64%	Citibank N.A.	(1,026,205) USD	(142)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(332,382) BRL	(2,948)
Cia de Saneamento de Minas Gerais Copasa MG	04/21/26	M	1.90%	Morgan Stanley & Co. LLC	(51,591) BRL	(478)
Cia Energetica de Minas Gerais	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,006,943) USD	0
Cicor Technologies Ltd.	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(4,800) CHF	58
CIE Automotive SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(7,503) EUR	(175)
Cie de Saint-Gobain SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(512,383) EUR	(6,780)
Cincinnati Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,048) USD	125
Cintas Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(593,891) USD	17,631
Cipher Digital, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(295,135) USD	40,038
Cipher Digital, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(337,023) USD	44,346
Circle Internet Group, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,110,836) USD	(111)
Circle Internet Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(380,143) USD	315
Circle Internet Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(120,181) USD	29,637
Cirsa Enterprises SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(4,812) EUR	(122)
Cisco Systems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(5,177,528) USD	80,796
Cisco Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,060,917) USD	16,556

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CK Asset Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(376,040) HKD	$(678)
Clariane SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(22,678) EUR	215
Clariant AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(24,629) CHF	(3,497)
Clean Harbors, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(743,002) USD	(1,636)
Clean Harbors, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(82,111) USD	(181)
Cleveland-Cliffs, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(41,024) USD	(93)
Cloudflare, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,556,405) USD	55,900
Cloudflare, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(446,816) USD	28,978
CMB Tech NV	04/21/26	M	0.86%	Morgan Stanley & Co. LLC	(52,724) EUR	(2,937)
CME Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(298,283) USD	10,907
CMS Energy Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(143,867) USD	(5,707)
CMS Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,563) USD	(976)
CNA Financial Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(265,012) USD	(2,564)
Coats Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,611) GBP	563
Coca-Cola Co. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(229,386) USD	(2,871)
Coca-Cola Consolidated, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(202,224) USD	(61)
Coca-Cola Consolidated, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(72,153) USD	(1,283)
Coca-Cola Europacific Partners PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(995,530) USD	18,833
Coca-Cola Europacific Partners PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(60,291) GBP	805
Coca-Cola Europacific Partners PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,962) USD	372
Coca-Cola HBC AG	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,512) GBP	(509)
Codan Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(55,038) AUD	1,041
Coeur Mining, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(533,174) USD	(1,170)
Coeur Mining, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,816) USD	(393)
Cogent Biosciences, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(238,415) USD	(31)
Cogent Biosciences, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(593,309) USD	(14)
Cogent Communications Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,253) USD	6
Coherent Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(136,662) USD	406
Coinbase Global, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(587,806) USD	75,326
Colgate-Palmolive Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(224,881) USD	(211)
Colliers International Group, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(26,665) CAD	(1,146)
Colonial SFL Socimi SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(66,627) EUR	(1,713)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Coloplast AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(2,405,025) DKK	$(16,146)
Columbia Banking System, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(84,130) USD	(1,753)
Columbia Sportswear Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(144,543) USD	(46)
Comcast Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,274,823) USD	33,866
Comcast Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(292,421) USD	3,024
Comet Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(80,122) CHF	(2,168)
Commonwealth Bank of Australia	04/21/26	M	3.79%	Morgan Stanley Capital Services LLC	(602,382) AUD	10,776
Compass Pathways Plc	04/21/26	M	0.49%	Goldman Sachs & Co.	(293,383) USD	(266)
Compass, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,145,501) USD	186,355
Comstock Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(92,681) USD	730
Concentra Group Holdings Parent, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,046) USD	701
Concentrix Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(30,463) USD	5,237
Consolidated Edison, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(766,716) USD	(28,600)
Constellation Brands, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(411,492) USD	6,642
Constellation Energy Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(439,107) USD	(433)
Constellation Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(84,215) USD	3,791
Construction Partners, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(85,063) USD	834
Convatec Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,359) GBP	(107)
Coor Service Management Holding AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(142,831) SEK	361
Core & Main, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(105,001) USD	(2,147)
Core Natural Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,335) USD	(419)
Corebridge Financial, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,055,608) USD	(221)
Corem Property Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(146,582) SEK	(105)
CoreWeave, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,291,988) USD	41,777
CoreWeave, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(255,305) USD	13,986
CorMedix, Inc.	04/21/26	M	2.85%	Morgan Stanley & Co. LLC	(17,148) USD	(988)
Corning, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(799,697) USD	(1,438)
Corning, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(87,619) USD	(3,345)
Corpay, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,287,924) USD	10,187
Corpay, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(234,941) USD	1,858

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Corteva, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(340,310) USD	$(25,587)
Corvus Pharmaceuticals, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(129,431) USD	(44)
COSMO Pharmaceuticals NV	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(11,766) CHF	(927)
Costco Wholesale Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,840,751) USD	(35,527)
Coupang, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(702,189) USD	14,315
Coursera, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,723) USD	742
Cousins Properties, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(72,933) USD	(916)
Cousins Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,620) USD	(83)
Crane Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,203,120) USD	(207)
Credicorp Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(150,402) USD	(4,264)
Credit Saison Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(404,770) JPY	(64)
Credo Technology Group Holding Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(45,193) USD	4,829
Crescent Energy Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(61,597) USD	(3,865)
CRH PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(125,755) GBP	(421)
Croda International PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(189,114) GBP	(13,009)
Crowdstrike Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(119,033) USD	6,595
Crown Castle, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(112,317) USD	28
Crown Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(797,486) USD	2,604
CRRC Corp. Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(41,680) HKD	104
CSW Industrials, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(101,123) USD	279
CTP NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(26,229) EUR	1,057
CubeSmart	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,187) USD	(279)
Curbline Properties Corp	04/21/26	M	0.25%	Goldman Sachs & Co.	(228,197) USD	(44)
Cushman & Wakefield Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(28,687) USD	23
Customers Bancorp, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,301) USD	(277)
CVC Capital Partners PLC	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(299,521) EUR	(12,545)
CVR Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(30,082) USD	(977)
CVS Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,519) GBP	(309)
CVS Health Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(102,586) USD	(763)
Cytokinetics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,511) USD	(2,564)
CytomX Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(270,085) USD	(288)
Daetwyler Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(6,778) CHF	(186)
Daido Steel Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(753,400) JPY	2
Daifuku Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(21,476,870) JPY	(2,380)
Daihen Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(3,483,000) JPY	832

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Daito Trust Construction Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(6,904,000) JPY	$(3,366)
Daiwa House Industry Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(4,543,200) JPY	391
Daiwa Securities Group, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(15,094,650) JPY	(2,485)
Dana, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(143,269) USD	(4,252)
Darden Restaurants, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(478,755) USD	(171)
Darling Ingredients, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,802) USD	(2,463)
Dassault Aviation SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(81,719) EUR	288
Dassault Systemes SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(288,048) EUR	(5,188)
Datadog, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,044,207) USD	34,406
Datadog, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(115,179) USD	7,871
Dave, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,835) USD	3,896
DaVita, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(79,895) USD	(639)
Deere & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,975,763) USD	41,818
Deere & Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(274,841) USD	2,768
Definium Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(724,634) USD	(28,077)
Delek U.S. Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(707,765) USD	(32,194)
Delivery Hero SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(393,417) EUR	11,366
Dell Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,145,053) USD	3,200
Delta Air Lines, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,520,445) USD	(19,231)
Denali Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,185) USD	2,063
Denka Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(2,233,000) JPY	(1,922)
Denso Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(17,894,400) JPY	(5,051)
Dermapharm Holding SE	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(7,030) EUR	(187)
Descartes Systems Group, Inc. (The)	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(29,348) CAD	39
Dexcom, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(516,425) USD	9,315
Diageo PLC	04/21/26	M	2.85%	Morgan Stanley & Co. LLC	(69,905) USD	(302)
Diageo PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(203,908) GBP	(5,198)
Diamondback Energy, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(10,502,581) USD	(266)
Diamondback Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(588,866) USD	(13,206)
Dianthus Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,485,295) USD	(89)
Dianthus Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,765) USD	(1,320)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dick’s Sporting Goods, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(76,234) USD	$(2,289)
D’ieteren Group	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(109,659) EUR	1,030
Digital Realty Trust, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(249,780) USD	189
Digital Realty Trust, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(313,411) USD	(6,642)
DigitalOcean Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,039) USD	(1,061)
Diodes, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,306) USD	(59)
Disc Medicine, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(396,077) USD	(31)
Disc Medicine, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,350) USD	(1,564)
Discovery Silver Corp.	04/21/26	M	1.36%	Morgan Stanley & Co. LLC	(67,189) CAD	(6,847)
DMG Mori Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,566,250) JPY	(701)
DNB Bank ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(3,967,635) NOK	(12,640)
DNOW, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,595) USD	(93)
Docusign, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,551,718) USD	605
Dolby Laboratories, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(57,035) USD	(382)
Dollar Tree, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,879) USD	(732)
Dometic Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(140,921) SEK	(609)
Domino’s Pizza Enterprises Ltd.	04/21/26	M	3.23%	Morgan Stanley & Co. LLC	(80,597) AUD	2,658
Domino’s Pizza Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,527) GBP	191
Donaldson Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,105,981) USD	(300)
DoorDash, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(390,191) USD	23,975
Doosan Co. Ltd.	04/21/26	M	1.10%	Morgan Stanley & Co. LLC	(3,198,000) KRW	(91)
Dottikon Es Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(14,255) CHF	(645)
Douglas AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(20,150) EUR	46
Dover Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,346) USD	296
Dow, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(267,825) USD	(734)
Doximity, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(355,626) USD	24,580
DraftKings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(74,611) USD	7,287
Dropbox, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(687,343) USD	45,912
DSV AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(10,523,021) DKK	(28,139)
DT Midstream, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(251,983) USD	15
DT Midstream, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(91,543) USD	1,583
DTE Energy Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,772) USD	(118)
Dutch Bros, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(600,533) USD	20,274
Dutch Bros, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,220) USD	1,763
D-Wave Quantum, Inc.	04/21/26	M	0.45%	Goldman Sachs & Co.	(127,661) USD	(44)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(146,529) USD	$16,890
DXP Enterprises, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,929) USD	(768)
Dycom Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(42,319) USD	1,321
Dynavox Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(88,942) SEK	(978)
Dyne Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(112,284) USD	(31)
Dyne Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,420) USD	(181)
E.ON SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,178,280) EUR	(30,799)
East West Bancorp, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(51,855) USD	(884)
Eastern Bankshares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,220) USD	(140)
EastGroup Properties, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,339,086) USD	(225)
EastGroup Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,282) USD	(562)
Ebara Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(10,476,000) JPY	(1,930)
eBay, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,792) USD	(531)
EchoStar Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(14,204,857) USD	(300,467)
Ecolab, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(116,725) USD	(2,186)
Ecopetrol SA	04/21/26	M	2.10%	Morgan Stanley & Co. LLC	(29,383) USD	(987)
Edgewise Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(980,510) USD	1,427
Edgewise Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,914) USD	(410)
EDP Renovaveis SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(228,110) EUR	(19,439)
Edwards Lifesciences Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(73,575) USD	(19)
EFG International AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(83,461) CHF	2,932
Eiffage SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(451,923) EUR	(9,370)
Eikon Therapeutics, Inc.	04/21/26	M	6.92%	Goldman Sachs & Co.	(143,370) USD	(6,443)
Elanco Animal Health, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(39,585) USD	866
Elastic NV	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(768,351) USD	(695)
Elbit Systems Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(65,916) USD	3,933
Electrolux AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,567,732) SEK	2,080
Elekta AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(256,525) SEK	(46)
Element Fleet Management Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(12,464) CAD	155
Element Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(69,101) USD	(2,150)
Elementis PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,745) GBP	(220)
elf Beauty, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(190,186) USD	(372)
elf Beauty, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(141,826) USD	22,303
Eli Lilly & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(912,371) USD	(9,238)
Elia Group SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(284,695) EUR	(16,072)
Elior Group SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(41,862) EUR	(264)
Elis SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(85,624) EUR	80
Elisa OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(120,109) EUR	831

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ellington Financial, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(626,592) USD	$(2,655)
Elmos Semiconductor SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(11,566) EUR	(245)
EMCOR Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,127) USD	146
Emerson Electric Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(265,113) USD	(2,430)
Emmi AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(4,794) CHF	(419)
Encompass Health Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,061,685) USD	(314)
Endeavour Group Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(26,096) AUD	1,732
Endeavour Mining PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,155) GBP	(2,567)
Enerflex Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(17,446) CAD	(31)
Energean PLC	04/21/26	M	3.05%	Morgan Stanley & Co. LLC	(63,236) GBP	(2,762)
Energizer Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,605) USD	487
Energy Fuels, Inc.	04/21/26	M	1.66%	Morgan Stanley & Co. LLC	(239,913) CAD	(6,993)
Energy Fuels, Inc.	04/21/26	M	3.04%	Morgan Stanley Capital Services LLC	(336,623) USD	(7,627)
EnerSys	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,049) USD	(116)
Eneva SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(172,563) BRL	743
Enphase Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(280,390) USD	10,124
Enpro, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,907) USD	330
Ensign Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,599) USD	76
Entain PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(244,093) GBP	11,647
Entegris, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(101,554) USD	(1,969)
Entergy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,359) USD	(754)
Enviri Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,814) USD	(564)
EOG Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(34,840) USD	722
EPAM Systems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(8,936) USD	0
Epiroc AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(3,745,636) SEK	(16,887)
EPR Properties	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,820) USD	(397)
EQT AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(8,865,497) SEK	(72,584)
Equatorial SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(209,447) BRL	(588)
Equinix, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(413,954) USD	(1,668)
Equinix, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(196,293) USD	(2,696)
Equinor ASA	04/21/26	M	2.50%	Morgan Stanley & Co. LLC	(35,433) USD	(2,547)
Equinox Gold Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(34,554) CAD	(3,857)
EquipmentShare.com, Inc.	04/21/26	M	1.66%	Goldman Sachs & Co.	(1,063,718) USD	(17,950)
Equitable Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,508) USD	370
Equity LifeStyle Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(79,051) USD	901
Equity Residential	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(128,802) USD	(1,624)
Erasca, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(286,297) USD	(89)
Erasca, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(81,303) USD	(1,927)
ERO Copper Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(9,582) CAD	(626)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Esab Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,581) USD	$(287)
Essential Properties Realty Trust, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,352,310) USD	8,850
Essential Properties Realty Trust, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(171,576) USD	2,167
Estee Lauder Cos., Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(153,188) USD	14,529
Ethos Technologies, Inc.	04/21/26	M	2.18%	Goldman Sachs & Co.	(117,139) USD	(1,487)
Etoro Group Ltd.	04/21/26	M	0.25%	Goldman Sachs & Co.	(531,442) USD	(89)
Etsy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(337,690) USD	6,972
Etsy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(153,638) USD	7,347
Euronet Worldwide, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(523,525) USD	6,436
Euronet Worldwide, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(82,637) USD	1,600
Euronext NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(20,732) EUR	(1,087)
Europris ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(230,154) NOK	(670)
Eutelsat Communications SACA	04/21/26	M	0.24%	Morgan Stanley & Co. LLC	(6,155) EUR	(58)
Eversource Energy	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(53,660) USD	(1,141)
Evolution AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,792,038) SEK	(2,765)
Evolution Mining Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(65,884) AUD	(6,132)
Evommune, Inc.	04/21/26	M	8.75%	Goldman Sachs & Co.	(305,126) USD	(66)
Evotec SE	04/21/26	M	1.54%	Morgan Stanley & Co. LLC	(24,012) EUR	(1,652)
Excelerate Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,191,125) USD	25,970
ExlService Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(164,894) USD	38
Exosens SAS	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(116,483) EUR	1,709
Extra Space Storage, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(153,450) USD	815
Extreme Networks, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(77,079) USD	20
Exxon Mobil Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,703,080) USD	(1,155)
Exzeo Group, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(251,168) USD	(8,491)
F5, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(125,220) USD	(60)
F5, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(50,417) USD	73
Fabege AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(443,795) SEK	(883)
Fabrinet	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(27,578) USD	(62)
Fabrinet	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(289,096) USD	13,212
FactSet Research Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,873) USD	(2,488)
Faes Farma SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(6,531) EUR	(346)
Fair Isaac Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(95,700) USD	(379)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FANUC Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(5,085,900) JPY	$675
Fast Retailing Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(61,830,000) JPY	(5,515)
Fastenal Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(78,318) USD	(2,835)
Fastighets AB Balder	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,515,172) SEK	(3,428)
Fastly, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(928,079) USD	(10,007)
FB Financial Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(75,349) USD	(16)
FB Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,027) USD	(74)
Federal Realty Investment Trust	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(315,327) USD	(7,446)
Federal Realty Investment Trust	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(124,408) USD	(2,938)
Federal Signal Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,776) USD	118
FedEx Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(653,494) USD	(96)
FedEx Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,145) USD	(20)
Ferguson Enterprises, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(174,487) USD	(8,389)
Ferrovial SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(333,213) EUR	(13,782)
Fifth Third Bancorp	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(67,634) USD	(11)
Fifth Third Bancorp	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(502,654) USD	(12,076)
Figma, Inc.	04/21/26	M	0.40%	Goldman Sachs & Co.	(935,245) USD	(221)
Figure Technology Solutions, Inc.	04/21/26	M	1.00%	Morgan Stanley Capital Services LLC	(1,434,614) USD	1,924
Figure Technology Solutions, Inc.	04/21/26	M	1.15%	Morgan Stanley & Co. LLC	(87,402) USD	(5,315)
Figure Technology Solutions, Inc.	04/21/26	M	3.38%	Goldman Sachs & Co.	(1,201,687) USD	(177)
Financiere de Tubize SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(100,394) EUR	(2,783)
Finnair Oyj	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(3,418) EUR	306
Firefly Aerospace, Inc.	04/21/26	M	1.72%	Goldman Sachs & Co.	(755,774) USD	(133)
Firefly Aerospace, Inc.	04/21/26	M	2.50%	Morgan Stanley Capital Services LLC	(270,233) USD	(50,197)
First American Financial Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(8,380) USD	0
First Financial Bancorp	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,982) USD	(179)
First Industrial Realty Trust, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(57,305) USD	207
First Interstate BancSystem, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,704) USD	(410)
First Majestic Silver Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(85,843) USD	(10,194)
First Quantum Minerals Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(8,733) CAD	(512)
FirstCash Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(94,099) USD	2,731
FirstService Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(88,429) CAD	(1,537)
Fiserv, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(323,678) USD	6,846

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fisher & Paykel Healthcare Corp. Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(52,057) AUD	$(423)
Five Below, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,008) USD	517
flatexDEGIRO SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(177,519) EUR	15,067
Floor & Decor Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(236,189) USD	7,081
Floor & Decor Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(38,754) USD	1,162
Flow Traders Ltd.	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(6,214) EUR	(35)
Flowco Holdings, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(254,243) USD	(991)
FLSmidth & Co., AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(963,977) DKK	(3,774)
Flughafen Zurich AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(146,198) CHF	(5,043)
Fluidra SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(67,997) EUR	(2,291)
Fluor Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(167,986) USD	(187)
Flutter Entertainment PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,491,199) USD	58,699
Flutter Entertainment PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,045) GBP	3,249
Flywire Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,645) USD	1,714
FNB Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(43,244) USD	(1,114)
Fomento Economico Mexicano SAB de CV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,049) USD	(4,920)
Forbo Holding AG	04/21/26	M	1.05%	Morgan Stanley & Co. LLC	(10,038) CHF	(518)
Foresight Group Holdings Ltd.	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,707) GBP	205
Forgent Power Solutions, Inc.	04/21/26	M	0.30%	Goldman Sachs & Co.	(769,788) USD	(7,360)
FormFactor, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(442,840) USD	(501)
Fortinet, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(650,903) USD	8,257
Fortinet, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(495,378) USD	6,284
Fortrea Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,559) USD	120
Fortune Brands Innovations, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(66,198) USD	689
Forvia SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(142,991) EUR	(5,567)
Forward Air Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,056) USD	(579)
Four Corners Property Trust, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(256,661) USD	(130)
Franco-Nevada Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(15,556) CAD	(1,198)
Franklin Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,519) USD	205
Fraport AG Frankfurt Airport Services Worldwide	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(165,560) EUR	(2,558)
Freedom Holding Corp/NV	04/21/26	M	1.15%	Morgan Stanley Capital Services LLC	(261,283) USD	(515)
Fresenius Medical Care AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(408,461) EUR	(21,162)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fresenius SE & Co.,, KGaA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(500,613) EUR	$(12,095)
Freshpet, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(270,168) USD	23,892
Freshworks, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(227,963) USD	136
Frontline PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(320,936) USD	(334)
Frontline PLC	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(77,196) NOK	(312)
FTAI Aviation Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(108,148) USD	(2,102)
Fuji Electric Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(2,106,754) JPY	(736)
Fujikura Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(9,732,000) JPY	(4,684)
Fulton Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,671) USD	(1,539)
G Mining Ventures Corp.	04/21/26	M	1.31%	Morgan Stanley & Co. LLC	(60,838) CAD	(7,884)
Galaxy Digital, Inc.	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(22,921) USD	(566)
Galaxy Digital, Inc.	04/21/26	M	3.26%	Goldman Sachs & Co.	(3,951,836) USD	(130,319)
Galaxy Entertainment Group Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(310,320) HKD	(1,103)
Galenica AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(26,443) CHF	(287)
Galp Energia SGPS SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(102,659) EUR	(165)
GameStop Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,081) USD	(6)
Gaming and Leisure Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,887) USD	2,128
Garrett Motion, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(786,559) USD	(8,324)
GATX Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,875) USD	(28)
GDS Holdings Ltd.	04/21/26	M	0.04%	Morgan Stanley & Co. LLC	(732,000) HKD	752
GDS Holdings Ltd.	04/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(1,231,999) USD	(673)
GE HealthCare Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(236,588) USD	1,552
GE Vernova, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,661,191) USD	40,402
Geely Automobile Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(400,000) HKD	(2,347)
Gen Digital, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(312,384) USD	15,303
GeneDx Holdings Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(33,834) USD	3,714
Generac Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(916,957) USD	20,587
Generac Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(162,468) USD	5,227
General Mills, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,357) USD	(360)
Generate Biomedicines, Inc.	04/21/26	M	6.42%	Goldman Sachs & Co.	(218,329) USD	(2,921)
Genpact Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(50,737) USD	1,977
Genscript Biotech Corp.	04/21/26	M	0.67%	Morgan Stanley & Co. LLC	(254,400) HKD	(1,594)
Genuine Parts Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(183,424) USD	(8,512)
Genus PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,565) GBP	1,131

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Genworth Financial, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(63,042) USD	$(156)
GEO Group, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,197,771) USD	(994)
GEO Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,327) USD	74
Georg Fischer AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(54,166) CHF	(614)
Getinge AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(239,214) SEK	(1,256)
Getty Realty Corp	04/21/26	M	0.25%	Goldman Sachs & Co.	(281,386) USD	(44)
GFT Technologies SE	04/21/26	M	1.03%	Morgan Stanley & Co. LLC	(5,482) EUR	(118)
Gildan Activewear, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(119,795) CAD	1,022
Gilead Sciences, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(475,334) USD	(7,026)
Gitlab, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,075) USD	115
Givaudan SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(414,115) CHF	(9,611)
Glacier Bancorp, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(64,648) USD	(525)
Glaukos Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,218) USD	(24)
Global Brands Manufacture Ltd.	04/21/26	M	2.15%	Morgan Stanley & Co. LLC	(278,400) TWD	80
Global Foundries, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,968,063) USD	(221)
Global Foundries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(103,218) USD	(1,221)
Global Payments, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(458,905) USD	24,282
Global Payments, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(93,657) USD	4,956
Globalstar, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,106,132) USD	(106,232)
Globalstar, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(79,549) USD	(7,195)
Globus Medical, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,150,941) USD	6,306
GMO Payment Gateway, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,817,500) JPY	(2,078)
GN Store Nord AS	04/21/26	M	0.81%	Morgan Stanley & Co. LLC	(1,374,834) DKK	(16,980)
Golar LNG Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(437,976) USD	(10,866)
Gold Fields Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,637) USD	(5,254)
Goldman Sachs Group, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(24,107) USD	(427)
Goodwin PLC	04/21/26	M	3.50%	Morgan Stanley & Co. LLC	(1,793) GBP	101
Goosehead Insurance, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,161) USD	476
GPGI, Inc.	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(7,359) USD	6
Grab Holdings Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(119,567) USD	(301)
Grab Holdings Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(51,499) USD	(283)
Graco, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(30,727) USD	(1)
Grafton Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,865) GBP	505
Graphic Packaging Holding Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(206,620) USD	(331)
Great Portland Estates PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,630) GBP	309

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Greatland Resources Ltd.	04/21/26	M	2.53%	Morgan Stanley & Co. LLC	(69,274) AUD	$(13,720)
Great-West Lifeco, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(72,219) CAD	(1,148)
Green Brick Partners, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,522) USD	(146)
Green Plains, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,133) USD	(222)
Greenbrier Cos., Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,084) USD	(76)
Greencore Group PLC	04/21/26	M	3.50%	Morgan Stanley & Co. LLC	(2,287) GBP	(32)
Greggs PLC	04/21/26	M	2.88%	Morgan Stanley & Co. LLC	(125,931) GBP	(3,278)
Greif, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(298,926) USD	(72)
Grenergy Renovables SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(103,223) EUR	(6,728)
Grenke AG	04/21/26	M	0.81%	Morgan Stanley & Co. LLC	(6,251) EUR	(33)
Griffon Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(482,564) USD	(2,866)
Grifols SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(222,538) EUR	(7,260)
Group 1 Automotive, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(141,132) USD	(3,684)
Groupe Bruxelles Lambert NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(41,538) EUR	(1,836)
Groupon, Inc.	04/21/26	M	2.75%	Morgan Stanley & Co. LLC	(41,024) USD	(1,876)
Grupo Aeromexico SAB de CV	04/21/26	M	0.41%	Goldman Sachs & Co.	(366,180) USD	(5,800)
Grupo Aeroportuario del Pacifico SAB de CV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,473) USD	(3,023)
Grupo Aeroportuario del Sureste SAB de CV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(39,438) USD	(1,906)
Grupo Cibest SA	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(37,279) USD	(1,165)
Grupo Financiero Galicia SA	04/21/26	M	2.85%	Morgan Stanley & Co. LLC	(131,913) USD	(3,686)
GS Japan Consumption Index	04/21/26	M	0.35%	Goldman Sachs & Co.	(403,301,420) JPY	8,597
GS Japan Pharma Index	04/21/26	M	0.38%	Goldman Sachs & Co.	(505,351,086) JPY	(181,286)
GS JP Pc-Printer	04/21/26	M	0.33%	Goldman Sachs & Co.	(749,223,959) JPY	(97,556)
GS Yuasa Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(8,755,200) JPY	(6,709)
GSCBBXMS Index	04/21/26	M	3.64%	Goldman Sachs International	(1,926,670) USD	5,550
GSK PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(65,645) GBP	(6,464)
GSK PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(176,712) USD	(10,382)
Guardant Health, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(653,944) USD	(35)
Guardant Health, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(804,826) USD	(70,195)
Guardian Pharmacy Services, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,281,362) USD	(51,840)
Guidewire Software, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(170,326) USD	(23)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guidewire Software, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,480) USD	$1,363
Gulfport Energy Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(187,235) USD	(4)
Gulfport Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,231) USD	(465)
Guotai Haitong Securities Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(353,460) HKD	832
GXO Logistics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,279) USD	(275)
H & M Hennes & Mauritz AB	04/21/26	M	1.26%	Morgan Stanley & Co. LLC	(2,491,902) SEK	(7,113)
H2O America	04/21/26	M	0.37%	Goldman Sachs & Co.	(155,756) USD	(13)
Hacksaw AB	04/21/26	M	1.37%	Morgan Stanley & Co. LLC	(279,702) SEK	(901)
Haemonetics Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(23,457) USD	11
Haemonetics Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,350) USD	695
HAL Trust	04/21/26	M	1.62%	Morgan Stanley & Co. LLC	(19,641) EUR	(410)
Haleon plc	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(82,866) GBP	(3,487)
Haleon PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,813) USD	(48)
Hamamatsu Photonics KK	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(7,467,600) JPY	(1,809)
Hammerson PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,602) GBP	1,441
Hancock Whitney Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,820) USD	(275)
Hankyu Hanshin Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(16,710,536) JPY	(10,367)
Hannstar Board Corp.	04/21/26	M	2.65%	Morgan Stanley & Co. LLC	(1,230,496) TWD	(310)
Hanover Insurance Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,087) USD	(275)
Hanwha Aerospace Co., Ltd.	04/21/26	M	1.73%	Morgan Stanley & Co. LLC	(24,282,000) KRW	(348)
Hanwha Life Insurance Co., Ltd.	04/21/26	M	4.11%	Morgan Stanley Capital Services LLC	(797) USD	36
Harbour Energy PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(126,655) GBP	(10,077)
Harley-Davidson, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(81,548) USD	(181)
Harmonic Drive Systems, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(8,797,500) JPY	2,457
Harrow, Inc.	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(7,212) USD	(299)
Hartford Insurance Group, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(364,713) USD	539
Hartford Insurance Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,031) USD	3
Harvey Norman Holdings Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(20,903) AUD	117
Harvia OYJ	04/21/26	M	1.31%	Morgan Stanley & Co. LLC	(13,002) EUR	(136)
Hasbro, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(420,805) USD	(675)
Hawaiian Electric Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,266) USD	(1,353)
Hawkins, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,874) USD	(1,633)
Hayward Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,621) USD	2,057

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HB Fuller Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,839) USD	$(897)
HBX Group International PLC	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(13,179) EUR	(672)
HCI Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(658,866) USD	(4,257)
HCI Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,377) USD	(24)
HDFC Bank Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,969,908) USD	51,807
HealthEquity, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(694,026) USD	(23)
Healthpeak Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(164,780) USD	7,102
HeartFlow, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,314) USD	1,719
HEICO Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(33,557) USD	653
Heidelberg Materials AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(96,228) EUR	(2,735)
Heineken Holding NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(44,591) EUR	(482)
Heineken NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(72,971) EUR	(1,035)
Helen of Troy Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,867) USD	496
Helios Towers PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,603) GBP	(4,307)
Helmerich & Payne, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(785,708) USD	23,277
Helmerich & Payne, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(45,203) USD	1,390
Helvetia Baloise Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(243,559) CHF	(12,958)
Henry Schein, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,437,227) USD	14,670
Hensoldt AG	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(340,030) EUR	(15,139)
Herbalife Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,301) USD	61
Herc Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(39,990) USD	1,763
Hermes International SCA	04/21/26	M	1.62%	Morgan Stanley Capital Services LLC	(211,147) EUR	1,578
Hershey Co., (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,224,424) USD	(464)
Hesai Group	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(37,678) USD	(26)
Hess Midstream LP	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,176,025) USD	36,357
Hewlett Packard Enterprise Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,705,944) USD	(1,090)
Hewlett Packard Enterprise Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(687,682) USD	(39,142)
Hexagon AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(6,002,565) SEK	16,338
Hexatronic Group AB	04/21/26	M	0.75%	Morgan Stanley & Co. LLC	(264,119) SEK	1,192
Hexpol AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(327,831) SEK	(1,352)
HF Sinclair Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(99,455) USD	(5,235)
Hikari Tsushin, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(12,510,000) JPY	2,502
Hinge Health, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(534,910) USD	35,443

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HOCHTIEF AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(349,386) EUR	$822
Hokuhoku Financial Group, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,184,444) JPY	(123)
Hollywood Bowl Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,513) GBP	99
Home BancShares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,934) USD	(427)
Home Depot, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(704,155) USD	4,277
Home Depot, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,325,585) USD	8,052
Hon Hai Precision Industry Co., Ltd.	04/21/26	M	3.29%	Morgan Stanley Capital Services LLC	(18,326) USD	(12)
Honda Motor Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(41,986,800) JPY	(101)
Honda Motor Co., Ltd.	04/21/26	M	2.80%	Morgan Stanley & Co. LLC	(70,930) USD	1,233
Honeywell International, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,924,553) USD	(39,604)
Hong Kong & China Gas Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(467,280) HKD	(444)
Horiba Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,809,000) JPY	(297)
Horizon Robotics	04/21/26	M	0.67%	Morgan Stanley & Co. LLC	(3,959,670) HKD	25,352
Hoshizaki Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,944,318) JPY	(901)
Houlihan Lokey, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(944,681) USD	(195)
Howard Hughes Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(178,308) USD	41
Howard Hughes Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,514) USD	25
Howmet Aerospace, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(430,086) USD	4,657
Hoya Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(54,530,000) JPY	(3,127)
HP, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(943,660) USD	(18,319)
HP, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(111,532) USD	(4,093)
HSBC Holdings PLC	04/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(44,008) GBP	(2,844)
HSBC Holdings PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(171,354) USD	(5,834)
Hua Hong Semiconductor Ltd.	04/21/26	M	1.38%	Morgan Stanley & Co. LLC	(1,915,900) HKD	12,259
Huaneng Power International, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(266,800) HKD	(805)
Hub Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,330) USD	(565)
HUB24 Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(72,733) AUD	(3,370)
Hubbell, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(22,083) USD	0
Hubbell, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(298,333) USD	(1,019)
Huber & Suhner AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(39,861) CHF	(853)
HubSpot, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(162,339) USD	12
Hudbay Minerals, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(91,128) CAD	(8,369)
Huhtamaki OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(44,897) EUR	(584)
Hulic Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(10,669,211) JPY	(1,547)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huntington Bancshares, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(82,874) USD	$(71)
Huntington Bancshares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,143) USD	(333)
Huntington Ingalls Industries, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(715,072) USD	28,972
Huntington Ingalls Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(55,520) USD	2,334
Huntsman Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(195,341) USD	(44,732)
Huron Consulting Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(338,611) USD	4,714
Huron Consulting Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,327) USD	32
Husqvarna AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(188,177) SEK	(730)
Hut 8 Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(347,869) USD	39,623
Hut 8 Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,368) USD	1,872
HUTCHMED China Ltd.	04/21/26	M	0.04%	Morgan Stanley & Co. LLC	(54,250) HKD	(362)
Hyatt Hotels Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(467,620) USD	5,623
Hyatt Hotels Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(113,521) USD	1,365
Hycroft Mining Holding Corp	04/21/26	M	3.00%	Morgan Stanley Capital Services LLC	(1,013,197) USD	(5,702)
Hyundai Mobis Co., Ltd.	04/21/26	M	2.25%	Morgan Stanley & Co. LLC	(8,817,229) KRW	(178)
Hyundai Motor Co.,	04/21/26	M	1.60%	Morgan Stanley & Co. LLC	(3,339,720) KRW	24
IAC, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(499,230) USD	(17,558)
Iberdrola SA	04/21/26	M	1.71%	Morgan Stanley & Co. LLC	(60,697) EUR	(2,693)
ICICI Bank Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,994) USD	83
ICON plc	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(216,455) USD	(22,239)
ID Logistics Group SACA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(14,674) EUR	(214)
IDEX Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(227,669) USD	(1,118)
IDEXX Laboratories, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,360,656) USD	39,090
Idorsia Ltd.	04/21/26	M	1.05%	Morgan Stanley & Co. LLC	(34,954) CHF	(4,483)
IES Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(611,240) USD	(5,789)
IGM Financial, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(53,441) CAD	(1,701)
Illumina, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,867) USD	(349)
IMAX Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(682,889) USD	1,940
IMAX Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,422) USD	14
IMCD NV	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(298,246) EUR	(76,786)
IMI PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,879) GBP	696
Immunome, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,007) USD	(1,119)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Impinj, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,853) USD	$(330)
Implenia AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(39,337) CHF	2,866
Inchcape PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,544) GBP	2,397
Independence Realty Trust, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,260) USD	306
Independent Bank Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,872) USD	(11)
Indra Sistemas SA	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(111,785) EUR	(4,148)
Industrivarden AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(3,803,613) SEK	(19,295)
Indutrade AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(188,252) SEK	(1,232)
Inficon Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(42,806) CHF	3,923
Infineon Technologies AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,088,459) EUR	(24,813)
Infinity Natural Resources, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(163,025) USD	7,177
Informa PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,278) GBP	(613)
ING Groep NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(188,870) EUR	(3,625)
Ingersoll Rand, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(241,686) USD	6,373
Ingevity Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,206) USD	(213)
Ingram Micro Holding Corp.	04/21/26	M	0.45%	Goldman Sachs & Co.	(807,851) USD	(17,346)
Ingram Micro Holding Corp.	04/21/26	M	2.95%	Morgan Stanley Capital Services LLC	(862,743) USD	(822)
Innodata, Inc.	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(61,414) USD	7,268
Innovent Biologics, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(465,000) HKD	(6,695)
Innovex International, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(172,646) USD	(35)
Insmed, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(260,430) USD	28,822
Installed Building Products, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(37,651) USD	0
Installed Building Products, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,070) USD	206
Insulet Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(393,075) USD	29,842
Insurance Australia Group Ltd	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(50,586) AUD	232
Intea Fastigheter AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(78,822) SEK	(302)
Integer Holdings Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(41,033) USD	(1,207)
Intel Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,421,639) USD	(3,539)
Inter & Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,554) USD	1,094
Interactive Brokers Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(460,159) USD	5,223
Interactive Brokers Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(259,102) USD	1,822
Intercontinental Exchange, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(356,933) USD	(250)
International Business Machines Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,269,441) USD	103,969

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Flavors & Fragrances, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(130,946) USD	$(8,495)
International Seaways, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(30,800) USD	(1,267)
International Workplace Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(73,032) GBP	(2,524)
Interparfums SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(2,697) EUR	(48)
Interparfums, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,677) USD	(34)
Intertek Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,117) GBP	(368)
Intuitive Surgical, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,456,588) USD	51,951
Inventec Co., Ltd.	04/21/26	M	1.61%	Morgan Stanley Capital Services LLC	(1,308) USD	26
InvenTrust Properties Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(233,312) USD	3,248
Investment AB Latour	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(329,876) SEK	(2,211)
Inwido AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(198,288) SEK	(839)
IONOS Group SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(111,701) EUR	(2,631)
IonQ, Inc.	04/21/26	M	0.37%	Goldman Sachs & Co.	(255,101) USD	(44)
IonQ, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(410,926) USD	47,062
IP Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,071) GBP	(43)
IPG Photonics Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,570) USD	1,017
IQVIA Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(374,692) USD	(8,682)
IREN Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(484,505) USD	42,053
IRhythm Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,095,630) USD	1,113
Iridium Communications, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,068) USD	(742)
Iron Mountain, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(74,008) USD	(145)
IsuPetasys Co., Ltd.	04/21/26	M	0.85%	Morgan Stanley & Co. LLC	(5,544,000) KRW	293
Itron, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(441,087) USD	10,952
ITT, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(8,204,812) USD	(226,331)
Ivanhoe Mines Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(53,297) CAD	(1,577)
Iwatani Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,983,000) JPY	(370)
Iyogin Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(8,419,500) JPY	(2,374)
J Front Retailing Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(3,755,200) JPY	(1,009)
J&T Global Express Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(703,780) HKD	(9,525)
J.M. Smucker Co.(The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(99,606) USD	(16)
Jabil, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(610,800) USD	1,445
Jack Henry & Associates, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(149,583) USD	4,818
James Hardie Industries PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,212,625) USD	2,492

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
James Hardie Industries PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,405) USD	$1,082
James Hardie Industries PLC	04/21/26	M	3.60%	Morgan Stanley & Co. LLC	(335,885) AUD	3,521
Japan Airport Terminal Co., Ltd	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,031,923) JPY	(119)
Japan Hotel REIT Investment Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,360,800) JPY	31
Japan Steel Works Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(11,482,800) JPY	6,253
Jazz Pharmaceuticals plc	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(11,668) USD	(431)
Jazz Pharmaceuticals plc	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,790) USD	(841)
JB Hunt Transport Services, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(683,749) USD	(16,793)
JB Hunt Transport Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(208,255) USD	(9,366)
JBS NV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(48,767) USD	(9,352)
JBT Marel Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(85,316) USD	27
JCDecaux SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(22,442) EUR	913
JD Logistics, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(130,756) HKD	(448)
JD Sports Fashion PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(184,888) GBP	(8,349)
JD.com, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(136,630) HKD	(1,343)
Jefferies Financial Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,002,932) USD	(13,341)
Jefferson Capital, Inc.	04/21/26	M	1.66%	Goldman Sachs & Co.	(234,047) USD	(4,212)
Jenoptik AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(55,299) EUR	(8,199)
Jentech Precision Industrial Co., Ltd.	04/21/26	M	0.15%	Morgan Stanley & Co. LLC	(7,700,000) TWD	(10,627)
Jeol Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,116,200) JPY	(416)
Jeronimo Martins SGPS SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(18,940) EUR	(351)
JFE Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(23,981,100) JPY	81
JFrog Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(103,134) USD	(205)
JFrog Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(73,182) USD	(6,176)
Jiaxin International Resources Investment Ltd.	04/21/26	M	4.13%	Morgan Stanley & Co. LLC	(42,400) HKD	17
Joby Aviation, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,557,052) USD	(1,549)
John Wiley & Sons, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,206) USD	(281)
Johnson & Johnson	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(362,311) USD	(13,882)
Johnson & Johnson	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,548,742) USD	(58,451)
Jones Lang LaSalle, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(42,543) USD	(670)
JOST Werke SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(13,018) EUR	1,654
JPMorgan Chase & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(563,348) USD	31

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Julius Baer Group Ltd.	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(249,367) CHF	$(10,376)
Jungfraubahn Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(30,140) CHF	1,108
JVCKenwood Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(446,800) JPY	(27)
Kadant, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(55,903) USD	3,573
Kadokawa Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,397,000) JPY	(2,778)
Kajima Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(17,772,300) JPY	(6,278)
Kalmar OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(10,575) EUR	145
Kansai Paint Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,107,000) JPY	88
Kardex Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(6,096) CHF	403
Karman Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(404,473) USD	1,901
Karman Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,193) USD	1,660
Karnov Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(191,589) SEK	(603)
KB Home	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(232,713) USD	4,340
KBC Ancora	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(59,672) EUR	(1,133)
KBC Group NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(612,579) EUR	(11,860)
KE Holdings, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(396,324) HKD	524
Keio Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,934,440) JPY	(78)
Keisei Electric Railway Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(4,316,400) JPY	263
Kemira OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(37,484) EUR	(213)
Kemper Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,927) USD	172
Kering SA	04/21/26	M	1.62%	Morgan Stanley Capital Services LLC	(8,337) EUR	(688)
Kesko OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(46,113) EUR	(600)
Kestra Medical Technologies Ltd.	04/21/26	M	3.39%	Goldman Sachs & Co.	(342,391) USD	(10,370)
Keyence Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(45,024,000) JPY	(1,030)
Keysight Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(90,354) USD	(5)
Kia Corp.	04/21/26	M	2.22%	Morgan Stanley & Co. LLC	(8,008,053) KRW	292
Kimco Realty Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(263,180) USD	78
Kinder Morgan, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(49,351) USD	264
Kinepolis Group NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(5,828) EUR	(367)
Kingboard Laminates Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(311,680) HKD	(93)
Kingdee International Software Group Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(204,160) HKD	1,614
Kiniksa Pharmaceuticals International PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(118,231) USD	(5,418)
Kinsale Capital Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(101,039) USD	(4,192)
Kintetsu Group Holdings Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(4,752,000) JPY	(799)
Kirby Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,545) USD	20

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kirin Holdings Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,434,000) JPY	$(508)
Kite Realty Group Trust	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(215,247) USD	116
Kite Realty Group Trust	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(39,654) USD	129
Kitz Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(345,400) JPY	(125)
KIWOOM Securities Co., Ltd.	04/21/26	M	0.92%	Morgan Stanley & Co. LLC	(14,970,805) KRW	(410)
KLA Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,527,678) USD	91,073
Knife River Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,142) USD	689
Knight-Swift Transportation Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(155,197) USD	(9,770)
Kobe Bussan Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(7,450,800) JPY	1,506
Kodiak Gas Services, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,561,470) USD	(19,249)
Kodiak Gas Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,590) USD	196
Kokusai Electric Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(19,524,900) JPY	(2,088)
Konecranes OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(4,534) EUR	219
Konica Minolta, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(145,650) JPY	(89)
Koninklijke Heijmans NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(34,448) EUR	(520)
Koninklijke Philips NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(159,875) EUR	(4,759)
Kontoor Brands, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(185,897) USD	(1,144)
Kontoor Brands, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,774) USD	(140)
Korea Aerospace Industries Ltd.	04/21/26	M	2.14%	Morgan Stanley Capital Services LLC	(11,575) USD	500
Korn Ferry	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,697) USD	(19)
Kratos Defense & Security Solutions, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(932,604) USD	(3,346)
Kratos Defense & Security Solutions, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(12,286) USD	(53)
Kratos Defense & Security Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(269,565) USD	42,453
Kroger Co. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,802,306) USD	3,943
Kroger Co. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(187,057) USD	875
Krystal Biotech, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(245,328) USD	(8,083)
Krystal Biotech, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(72,023) USD	(2,373)
Kuaishou Technology	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,778,480) HKD	24,185
Kuehne + Nagel International AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(272,390) CHF	(29,872)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kumagai Gumi Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,527,623) JPY	$(287)
Kura Sushi USA, Inc.	04/21/26	M	3.05%	Morgan Stanley & Co. LLC	(12,833) USD	(1,823)
Kuros Biosciences AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(47,911) CHF	4,575
KWS Saat SE & Co., KGaA	04/21/26	M	0.91%	Morgan Stanley & Co. LLC	(2,782) EUR	(483)
Kyivstar Group Ltd.	04/21/26	M	7.79%	Goldman Sachs & Co.	(712,718) USD	(3,799)
Kymera Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(442,243) USD	(27)
Kymera Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(565,455) USD	(84)
Kymera Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(33,475) USD	(2,590)
Kyndryl Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(106,634) USD	(110)
Kyndryl Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,599) USD	(783)
Kyoritsu Maintenance Co., Ltd.	04/21/26	M	0.06%	Morgan Stanley & Co. LLC	(719,550) JPY	(122)
Kyoto Financial Group, Inc.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	(3,435,200) JPY	566
L E Lundbergforetagen AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(620,471) SEK	(3,762)
L3Harris Technologies, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(16,680,620) USD	(119,901)
L3Harris Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(200,033) USD	191
Lagercrantz Group AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(410,896) SEK	(1,563)
Lamar Advertising Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(28,094) USD	102
Lamb Weston Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(82,242) USD	(2,785)
Land Securities Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(51,896) GBP	(1,164)
Landbridge Co. LLC	04/21/26	M	1.32%	Goldman Sachs & Co.	(1,213,069) USD	(9,116)
Lantheus Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(135,831) USD	60
Lantheus Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,931) USD	(38)
Larimar Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(99,452) USD	(111)
Las Vegas Sands Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(13,739) USD	(1)
Las Vegas Sands Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(126,996) USD	(1,293)
Latam Airlines Group SA	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,693,054) USD	(57,171)
Latam Airlines Group SA	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,139) USD	218
Lattice Semiconductor Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(531,429) USD	(2,591)
Laureate Education, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(349,218) USD	(2,143)
Laureate Education, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,116) USD	201

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LCI Industries	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(300,070) USD	$(1,969)
LCI Industries	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,560) USD	(139)
Lear Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(37,209) USD	(689)
Legal & General Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,277) GBP	(1,508)
Legence Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(69,022) USD	(5,618)
Leggett & Platt, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,739) USD	146
Legrand SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(72,980) EUR	152
Leidos Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(50,062) USD	2,162
LendingClub Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,944) USD	118
Lennox International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,910) USD	885
Lenovo Group Ltd.	04/21/26	M	1.85%	Morgan Stanley Capital Services LLC	(248,080) HKD	(2,038)
Leonardo DRS, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(184,601) USD	21
Leonardo DRS, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,016) USD	(1)
LG Electronics, Inc.	04/21/26	M	3.29%	Morgan Stanley Capital Services LLC	(3,694) USD	(4)
LG Energy Solution Ltd.	04/21/26	M	0.36%	Morgan Stanley Capital Services LLC	(105,495) USD	(17,064)
Li Auto, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,652,400) HKD	(14,348)
Liberty Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(995,902) USD	(635)
Liberty Global Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(658,672) USD	359
Liberty Live Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,904) USD	(49)
Liberty Media Corp.-Liberty Formula One	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(305,351) USD	(41)
Liechtensteinische Landesbank AG	04/21/26	M	1.52%	Morgan Stanley & Co. LLC	(17,939) CHF	171
Lifco AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(393,347) SEK	(1,377)
Life Time Group Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,992) USD	(580)
Lifedrink Co., Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(403,200) JPY	(491)
LifeStance Health Group, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(281,658) USD	(221)
LifeStance Health Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(216,768) USD	(194)
Ligand Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,644) USD	87
Lightbridge Corp.	04/21/26	M	3.05%	Morgan Stanley & Co. LLC	(15,088) USD	175
Lincoln Electric Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(279,241) USD	23
Linde PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(715,279) USD	(103)
Linde PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(203,171) USD	(7,527)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lineage, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,143,276) USD	$(16,461)
Lineage, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(116,038) USD	(64)
LINK Mobility Group Holding ASA	04/21/26	M	1.95%	Morgan Stanley & Co. LLC	(652,564) NOK	(3,271)
Lionsgate Studios Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,900) USD	12
Liontown Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(41,283) AUD	(6,148)
Lithia Motors, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(202,030) USD	256
Lithia Motors, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(61,049) USD	616
Littelfuse, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,039) USD	(860)
LivaNova PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(561,780) USD	(1,235)
LivaNova PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,349) USD	(105)
Live Nation Entertainment, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(545,995) USD	(5,786)
LiveRamp Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,523) USD	147
LKQ Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(296,843) USD	(852)
LKQ Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(120,227) USD	(2,422)
Loar Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(78,787) USD	2,075
Localiza Rent a Car SA	04/21/26	M	12.78%	Morgan Stanley & Co. LLC	(196,345) BRL	48
Lockheed Martin Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,884,821) USD	(1,407)
Logistea AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(99,134) SEK	(229)
London Stock Exchange Group PLC	04/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(64,579) GBP	(5,923)
Longfor Group Holdings Ltd.	04/21/26	M	5.58%	Morgan Stanley & Co. LLC	(20,400) HKD	168
L’Oreal SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(244,534) EUR	(6,833)
Lottery Corp. Ltd. (The)	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(57,856) AUD	(169)
Lottomatica Group SpA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(121,113) EUR	1,129
Lotus Bakeries NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(77,040) EUR	(1,279)
Louisiana-Pacific Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,092) USD	(21)
Lowe’s Cos., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(258,664) USD	(62)
Lowe’s Cos., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(701,813) USD	(6,082)
LPL Financial Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(360,905) USD	(1,294)
Lululemon Athletica, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(456,953) USD	8,829
Lululemon Athletica, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(389,745) USD	26,745
Lumentum Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(95,492) USD	3,431

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lumexa Imaging Holdings, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(215,241) USD	$47,799
Lumo Kodit OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(4,489) EUR	(16)
Lundin Gold, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(40,605) CAD	(2,755)
Lundin Mining Corp.	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(550,962) SEK	(4,181)
Luzerner Kantonalbank AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(31,297) CHF	(444)
Lyft, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,590) USD	(1,239)
Lynas Rare Earths Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(97,953) AUD	(2,600)
LyondellBasell Industries NV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(118,855) USD	(15,117)
M&G PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,838) GBP	(82)
M&T Bank Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(24,806) USD	0
M&T Bank Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,892) USD	(2,685)
M3, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,604,100) JPY	(899)
Macerich Co., (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(737,935) USD	230
Macerich Co., (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(85,277) USD	(1,852)
Macnica Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,412,500) JPY	(336)
MACOM Technology Solutions Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(213,127) USD	(60)
MACOM Technology Solutions Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(232,729) USD	7,328
Madison Square Garden Sports Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(148,949) USD	(5,323)
Magnite, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(72,437) USD	3,118
Magnolia Oil & Gas Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(838,082) USD	(133)
Magnum Ice Cream Co., NV (The)	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(21,717) EUR	494
MakeMyTrip Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(326,899) USD	761
MakeMyTrip Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,537) USD	7,282
Man Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(30,291) GBP	(1,941)
Mandatum OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(4,743) EUR	(221)
Mapfre SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(49,943) EUR	(2,525)
Maplebear, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(997,334) USD	17,268
MapLight Therapeutics, Inc.	04/21/26	M	0.07%	Goldman Sachs & Co.	(336,105) USD	(23,736)
Marex Group PLC	04/21/26	M	0.25%	Goldman Sachs & Co.	(974,274) USD	(12,059)
Marex Group PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(152,437) USD	241
Marex Group PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,736) USD	(767)
MarketAxess Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(94,887) USD	3,158
Marriott International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,836) USD	(13)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marriott Vacations Worldwide Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(83,389) USD	$6,287
Marubeni Corp.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	(23,363,553) JPY	(17,405)
Maruwa Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(16,137,000) JPY	(4,273)
Masco Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(12,076) USD	(58)
MasTec, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(108,410) USD	(3,877)
Matador Resources Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(70,993) USD	(3,117)
Match Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(900,427) USD	317
Match Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,032) USD	299
Matson, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,958) USD	(124)
Maximus, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,656) USD	2,042
MBRF Global Foods Co., SA	04/21/26	M	9.11%	Morgan Stanley Capital Services LLC	(39,829) USD	(5,976)
MBRF Global Foods Co., SA	04/21/26	M	18.35%	Morgan Stanley & Co. LLC	(340,539) BRL	(9,214)
McGrath RentCorp	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,764) USD	(153)
McGraw Hill, Inc.	04/21/26	M	3.11%	Goldman Sachs & Co.	(712,607) USD	(14,877)
MDA Space Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(115,884) CAD	17,718
MDA Space Ltd.	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,116,131) USD	(4,305)
MDU Resources Group, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(274,992) USD	(66)
Medacta Group SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(21,727) CHF	(609)
MediaTek, Inc.	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(4,875,000) TWD	8,591
Medicover AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(211,600) SEK	(510)
Medincell SA	04/21/26	M	1.37%	Morgan Stanley & Co. LLC	(59,942) EUR	(4,013)
Medline, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,718) USD	(1,113)
Meitu, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(248,040) HKD	2,636
Meituan	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,714,720) HKD	(25,753)
MEKO AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(84,362) SEK	(500)
Melexis NV	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(40,109) EUR	(2,352)
Merck & Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,264,035) USD	(50,373)
Merck & Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(753,655) USD	(30,034)
Merck KGaA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(229,758) EUR	(18,399)
Mercury General Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,279) USD	(65)
Mercury Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(53,864) USD	3,701
Meren Energy, Inc.	04/21/26	M	0.23%	Morgan Stanley & Co. LLC	(84,708) SEK	(1,499)
Mersen SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(8,653) EUR	(346)
Meta Platforms, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,426) USD	3,353
Methanex Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(49,284) CAD	(3,601)
Metlen Energy & Metals PLC	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(54,047) EUR	1,568
MetLife, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(408,992) USD	(9,104)
Metro Bank Holdings PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,721) GBP	(716)
Metropolitan Bank Holding Corp.	04/21/26	M	3.39%	Goldman Sachs & Co.	(580,621) USD	(9,073)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Metso OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(302,523) EUR	$(18,216)
MGE Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(351,021) USD	(107)
MGM Resorts International	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(282,113) USD	(458)
Miami International Holdings, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(3,700,082) USD	(88,858)
Miami International Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,827) USD	65
Microchip Technology, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(121,989) USD	(512)
Micronics Japan Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(8,144,000) JPY	1,491
Micro-Star International Co., Ltd.	04/21/26	M	1.53%	Morgan Stanley & Co. LLC	(181,723) TWD	252
Mid-America Apartment Communities, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,427) USD	8
Millicom International Cellular S.A.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,668) USD	(92)
Minerva SA	04/21/26	M	2.64%	Morgan Stanley Capital Services LLC	(26,527) USD	(2,191)
MINISO Group Holding Ltd.	04/21/26	M	0.92%	Morgan Stanley & Co. LLC	(442,960) HKD	(52)
Minth Group Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(533,922) HKD	1,669
Mirion Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(56,446) USD	(30)
Mirion Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(140,862) USD	5,322
Mirum Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,007) USD	(275)
Mitie Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,292) GBP	81
Mitsubishi Estate Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(60,172,000) JPY	(9,447)
Mitsubishi Materials Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,893,200) JPY	(676)
Mitsubishi UFJ Financial Group, Inc.	04/21/26	M	3.64%	Citibank N.A.	(2,843,987) USD	(39,063)
Mitsui & Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(56,977,800) JPY	(15,914)
Mitsui E&S Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(6,186,072) JPY	(1,297)
Mizuho Financial Group, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(120,951,600) JPY	(20,309)
Mizuho Financial Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(79,947) USD	(1,906)
Mobileye Global, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(149,708) USD	17,681
Mobimo Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(82,102) CHF	(2,211)
Moderna, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(114,675) USD	172

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Modine Manufacturing Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,820) USD	$(1,981)
Moelis & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(464,640) USD	(24)
Moelis & Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,649) USD	(170)
Molina Healthcare, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(74,923) USD	1,075
Molson Coors Beverage Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,856) USD	(263)
Monday.com Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(469,546) USD	20,953
Mondi PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,196) GBP	(570)
Monex Group, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(2,923,200) JPY	209
Money Forward, Inc.	04/21/26	M	0.52%	Morgan Stanley & Co. LLC	(6,855,200) JPY	(5,843)
MongoDB, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(137,445) USD	14,325
Monolithic Power Systems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(217,423) USD	(3,434)
Monolithic Power Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(746,987) USD	(11,798)
MonotaRO Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(4,020,400) JPY	402
Monster Beverage Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(298,355) USD	6,051
Montana Aerospace AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(68,174) CHF	2,836
Monte Rosa Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(130,984) USD	(40)
Montea NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(35,548) EUR	(294)
Morgan Stanley	04/21/26	M	3.64%	Citibank N.A.	(4,730,773) USD	(7,198)
Morningstar, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(167,740) USD	42
Motorola Solutions, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(574,186) USD	44
Motorola Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(70,779) USD	3,514
Mowi ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(2,017,374) NOK	(7,745)
MP Materials Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(612,454) USD	57,705
MS Equity Index Swap - MSHVHEAT	04/21/26	M	3.32%	Morgan Stanley Capital Services LLC	(97,600,309) USD	264,254
MSA Safety, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,876) USD	989
MSC Industrial Direct Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,763) USD	(815)
MSCI, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,754) USD	428
MTR Corp. Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(883,680) HKD	(2,046)
Mueller Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,013) USD	(70)
Munters Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(927,132) SEK	(4,407)
Murphy USA, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(11,361) USD	0
Musashi Seimitsu Industry Co. Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,720,600) JPY	(1,311)
Nabtesco Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,658,500) JPY	453

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Namura Shipbuilding Co. Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(9,418,500) JPY	$1,102
Nasdaq, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(3,756,246) USD	(221)
Nasdaq, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,509,667) USD	26,384
Nasdaq, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(46,397) USD	811
Natera, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(42,197) USD	(1)
National Australia Bank Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(472,226) AUD	17,262
National Fuel Gas Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,480) USD	151
National Grid plc	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,190,319) USD	(821)
National Vision Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(73,215) USD	3,907
Natura Cosmeticos SA	04/21/26	M	0.40%	Morgan Stanley & Co. LLC	(172,289) BRL	(2,042)
Navitas Semiconductor Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,585) USD	2,370
NCAB Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(42,332) SEK	(836)
nCino, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(30,373) USD	1,057
Nektar Therapeutics	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,591,783) USD	(111)
Neogen Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,032) USD	(2,649)
NeoGenomics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,398) USD	2,216
Neste OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(205,155) EUR	(4,946)
Nestle SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(341,511) CHF	(20,094)
NetApp, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(672,083) USD	(5,023)
NetApp, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,290) USD	(58)
Netcompany Group AS	04/21/26	M	1.45%	Morgan Stanley & Co. LLC	(487,952) DKK	(18,394)
Netflix, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(455,227) USD	(13,504)
Netskope, Inc.	04/21/26	M	0.68%	Goldman Sachs & Co.	(375,470) USD	(221)
Netskope, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,278) USD	971
NETSTREIT Corp.	04/21/26	M	0.68%	Goldman Sachs & Co.	(166,601) USD	(44)
Netwealth Group Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(21,362) AUD	(1,026)
New Wave Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(200,403) SEK	(1,446)
New York Times Co. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(193,420) USD	(2,425)
Newamsterdam Pharma Co., NV	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(113,348) USD	(7,554)
Newmont Corp.	04/21/26	M	3.60%	Morgan Stanley & Co. LLC	(14,502) AUD	(1,853)
NexGen Energy Ltd	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(147,062) CAD	(3,519)
Nexon Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(2,561,850) JPY	(811)
Nexstar Media Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(65,849) USD	14,131
NEXTDC Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(41,725) AUD	2,037
NextDecade Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(870,795) USD	(1,059)
NextDecade Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,880) USD	(679)
Nexteer Automotive Group Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(38,640) HKD	352

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NextEra Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,576,921) USD	$(314)
NextEra Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(559,080) USD	(15,662)
NextNav, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(33,499) USD	4,791
Nextpower, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(865,719) USD	(26,954)
Nextpower, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(427,191) USD	(12,455)
NHK Spring Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(4,631,400) JPY	481
Nibe Industrier AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(3,498,371) SEK	(39,773)
Nichias Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(2,476,800) JPY	(1,186)
Nicolet Bankshares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,680) USD	(386)
Nihon M&A Center Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(2,948,780) JPY	(451)
NIKE, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,203,158) USD	(2,511)
NIO, Inc.	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(250,929) HKD	(2,573)
Nippon Paint Holdings Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(8,833,370) JPY	(1,403)
Nippon Steel Corp.	04/21/26	M	0.15%	Morgan Stanley & Co. LLC	(45,306,500) JPY	(309)
NIQ Global Intelligence PLC	04/21/26	M	2.94%	Goldman Sachs & Co.	(566,086) USD	(37,672)
Nissan Motor Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(9,905,870) JPY	(2,387)
Nitori Holdings Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(17,527,200) JPY	3,993
Nittetsu Mining Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(6,002,400) JPY	287
Nitto Boseki Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(28,168,000) JPY	259
NKT AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(1,116,207) DKK	(14,031)
nLight, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(179,946) USD	9,627
NOBA Bank Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(631,212) SEK	(1,188)
Noble Corp. PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(253,137) USD	(6,346)
Nokia OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(249,325) EUR	(4,228)
Nokian Renkaat OYJ	04/21/26	M	0.86%	Morgan Stanley & Co. LLC	(44,902) EUR	(276)
Nomura Holdings, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(37,497,150) JPY	(7,038)
Nomura Real Estate Holdings, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,518,000) JPY	(161)
Nordea Bank Abp	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(928,021) EUR	37,696
Nordnet AB publ	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(144,799) SEK	(1,214)
Nordson Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(33,023) USD	298
Norion Bank AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(167,679) SEK	(255)
Norma Group SE	04/21/26	M	0.30%	Morgan Stanley & Co. LLC	(4,933) EUR	(770)
Northern Oil & Gas, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,293,235) USD	(221)
Northern Oil & Gas, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,062) USD	(112)
Northern Star Resources Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(113,414) AUD	(17,548)
Novagold Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,358) USD	(1,187)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Novanta, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(111,564) USD	$(995)
Novartis AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(725,518) CHF	(51,682)
Novartis AG	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,969,727) USD	(1,970)
Novartis AG	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(653,373) USD	(20,560)
Novavax, Inc.	04/21/26	M	2.80%	Morgan Stanley & Co. LLC	(4,724) USD	768
Novo Nordisk A/S	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,897,114) USD	3,607
Novo Nordisk AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(1,071,791) DKK	3,100
Novonesis Novozymes B	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(1,774,542) DKK	(26,144)
NP3 Fastigheter AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(78,996) SEK	(429)
NTG Nordic Transport Group AS	04/21/26	M	1.45%	Morgan Stanley & Co. LLC	(86,002) DKK	(596)
NTT, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(94,211,627) JPY	(7,452)
NU Holdings Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(537,097) USD	11,342
NU Holdings Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(130,314) USD	2,752
Nucor Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,482) USD	(1,662)
Nurix Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,280) USD	(299)
NuScale Power Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(239,724) USD	(111)
NuScale Power Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,029,349) USD	(1,503)
Nutanix, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(249,529) USD	14,704
Nutanix, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(106,266) USD	6,262
Nuvalent, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(246,584) USD	(218)
Nuvalent, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,197) USD	(3,883)
nVent Electric PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(72,682) USD	58
nVent Electric PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(224,328) USD	5,037
NVIDIA Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(128,920) USD	910
NXP Semiconductors NV	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(812,103) USD	56
Nyfosa AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(149,739) SEK	(774)
Obayashi Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(5,530,500) JPY	(1,483)
OC Oerlikon Corp. AG Pfaeffikon	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(31,210) CHF	5,684
Oceaneering International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,972) USD	519
Ocular Therapeutix, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(47,336) USD	(2,154)
Oddity Tech Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,762) USD	900
OGE Energy Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(636,603) USD	(66)
Oklo, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(250,639) USD	8,888
Oklo, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(315,593) USD	32,930
Okta, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(366,528) USD	3,754

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Okta, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(295,628) USD	$6,684
Old Dominion Freight Line, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(888,983) USD	(26,075)
Old Dominion Freight Line, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(280,424) USD	(11,504)
Old National Bancorp	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(121,240) USD	(3,094)
Ollie’s Bargain Outlet Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(759,620) USD	14
Omnicell, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,793) USD	184
Omnicom Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(221,225) USD	(186)
Omron Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(16,338,852) JPY	(6,371)
Once Upon a Farm PBC	04/21/26	M	3.75%	Goldman Sachs & Co.	(289,306) USD	(89)
Ondas, Inc.	04/21/26	M	0.20%	Morgan Stanley Capital Services LLC	(585,844) USD	81,339
ONEOK, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(449,109) USD	(1,846)
Open Text Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(114,817) CAD	1,644
Option Care Health, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(38,609) USD	2,025
Oracle Corp Japan	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(860,635) JPY	0
Oracle Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,725,628) USD	77,261
Oracle Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(98,160) USD	4,598
Orange SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(1,322,373) EUR	(68,641)
Oriental Land Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(31,203,900) JPY	(2,516)
Orion OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(90,854) EUR	(4,263)
ORIX Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(19,160,400) JPY	(3,890)
Orla Mining Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(118,216) CAD	(12,534)
Orsted AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(407,084) DKK	(9,820)
Oruka Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,463) USD	0
Oscar Health, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,022,479) USD	20,219
Oshkosh Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,052) USD	(227)
OSI Systems, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(133,000) USD	10,865
Ouster, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,844) USD	2,392
Outfront Media, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(138,891) USD	4,562
Outokumpu OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(99,676) EUR	(1,673)
OXB	04/21/26	M	2.21%	Morgan Stanley & Co. LLC	(7,856) GBP	815
Oxford Nanopore Technologies PLC	04/21/26	M	2.49%	Morgan Stanley & Co. LLC	(6,102) GBP	247
Pacific Metals Co.,, Ltd.	04/21/26	M	0.05%	Morgan Stanley & Co. LLC	(1,336,500) JPY	(146)
Packaging Corp., of America	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(189,408) USD	(2,863)
PACS Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(14,403) USD	848
PACS Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(34,812) USD	1,728
Pagegroup PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,252) GBP	(266)
Pagseguro Digital Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(137,462) USD	(413)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paladin Energy Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(155,668) AUD	$(14,825)
Palo Alto Networks, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(597,054) USD	12,367
Palomar Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,113) USD	225
Palvella Therapeutics, Inc.	04/21/26	M	0.32%	Goldman Sachs & Co.	(1,249,443) USD	(74,340)
Pan American Silver Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,693) USD	(1,642)
Panasonic Holdings Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(44,848,450) JPY	(17,617)
Papa John’s International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,576) USD	2,677
Par Pacific Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(42,171) USD	(2,805)
PAR Technology Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,837) USD	787
Park24 Co. Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(4,901,000) JPY	(836)
Parsons Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,893) USD	(3,244)
Partners Group Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(619,045) CHF	(54,666)
Patrick Industries, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(57,438) USD	15
Patrick Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,568) USD	133
Pattern Group, Inc.	04/21/26	M	2.06%	Goldman Sachs & Co.	(322,727) USD	(7,302)
Patterson-UTI Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(78,790) USD	(659)
Paycom Software, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(276,355) USD	8,602
Payoneer Global, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,481) USD	(21)
PayPal Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,305,831) USD	3,071
PayPay Corp	04/21/26	M	9.65%	Goldman Sachs & Co.	(566,693) USD	116
PDD Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,504,341) USD	(191,852)
Peabody Energy Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(762,867) USD	52,597
Pegasystems, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(303,910) USD	12,332
Penguin Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,117) USD	157
Penn Entertainment, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(110,146) USD	(5,013)
Pennon Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(33,263) GBP	(1,416)
PennyMac Financial Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,786) USD	(334)
Penske Automotive Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,119,370) USD	811
Penske Automotive Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(50,357) USD	(1,377)
Pentair PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(48,819) USD	734
Penta-Ocean Construction Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(2,779,766) JPY	(566)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PepsiCo, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,252,369) USD	$(95,062)
Perdoceo Education Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(591,768) USD	(22,792)
Performance Food Group Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,040,985) USD	(8,607)
Performance Food Group Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(177,705) USD	(5,265)
Perimeter Solutions, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(670,151) USD	(55,562)
Permian Resources Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(943,210) USD	(221)
Permian Resources Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,232,073) USD	(408)
Permian Resources Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(125,723) USD	(8,529)
Pernod Ricard SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(45,312) EUR	(572)
Perpetua Resources Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,953) USD	(2,306)
Pfizer, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,536,754) USD	(113,156)
PG&E Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(194,945) USD	(240)
PG&E Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(66,412) USD	(687)
Philip Morris International, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(894,209) USD	(6,894)
Phillips 66	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(391,700) USD	(12,011)
Phillips 66	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(166,861) USD	(5,116)
Phillips Edison & Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(286,801) USD	(3,841)
Phillips Edison & Co., Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,845) USD	(266)
Phinia, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(557,485) USD	(22,543)
Phoenix Education Partners, Inc.	04/21/26	M	1.77%	Goldman Sachs & Co.	(275,611) USD	(2,810)
Piaggio & C SpA	04/21/26	M	0.60%	Morgan Stanley & Co. LLC	(1,142) EUR	(44)
PicS NV	04/21/26	M	0.14%	Goldman Sachs & Co.	(270,596) USD	(6,862)
Pinewood Technologies Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,021) GBP	1,582
Ping An Healthcare & Technology Co., Ltd.	04/21/26	M	0.21%	Morgan Stanley & Co. LLC	(468,561) HKD	(1,366)
Pinnacle Financial Partners, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(88,294) USD	(2,411)
Pinnacle West Capital Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(310,662) USD	(1,864)
Piper Sandler Cos.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(50,230) USD	(1,211)
Plains All American Pipeline LP	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(22,608) USD	(571)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Plains GP Holdings LP	04/21/26	M	3.01%	Morgan Stanley Capital Services LLC	(17,124) USD	$(382)
Plexus Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(37,516) USD	46
PNC Financial Services Group, Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(52,438) USD	(1)
PNC Financial Services Group, Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(214,126) USD	(4,368)
Pool Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,363) USD	91
Portland General Electric Co.	04/21/26	M	0.25%	Goldman Sachs & Co.	(933,940) USD	(89)
Post Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(101,310) USD	(1,109)
Powell Industries, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(785,048) USD	(1,141)
Power Integrations, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(45,812) USD	(64)
Power Integrations, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,231) USD	(702)
PPG Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,061) USD	(2,448)
PRADA SpA	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(307,930) HKD	(292)
Premier Foods PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,544) GBP	(104)
Prestige Consumer Healthcare, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(217,228) USD	(174)
Prestige Consumer Healthcare, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(112,753) USD	6,304
PriceSmart, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(38,767) USD	(1,266)
Primo Brands Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,404) USD	(54)
Primoris Services Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(150,147) USD	(474)
Principal Financial Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(167,643) USD	38
Principal Financial Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,446) USD	(1,047)
Privia Health Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,268) USD	630
Pro Medicus Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(70,708) AUD	983
Procore Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(561,680) USD	17,102
Procore Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(35,098) USD	1,069
Procter & Gamble Co. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(627,076) USD	(1,960)
Prologis, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(307,401) USD	(4,411)
ProPetro Holding Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(127,484) USD	(44)
ProPetro Holding Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,047) USD	218
ProSiebenSat.1 Media SE	04/21/26	M	0.79%	Morgan Stanley & Co. LLC	(1,414) EUR	38
Prosperity Bancshares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,511) USD	(155)
Protagonist Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,470) USD	(867)
Protector Forsikring ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(203,375) NOK	1,567

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,989) USD	$(148)
PSP Swiss Property AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(86,829) CHF	(2,995)
Public Storage	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(187,753) USD	304
Publicis Groupe SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(90,809) EUR	(1,894)
Puig Brands SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(168,654) EUR	(19,935)
PulteGroup, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,338) USD	350
Puma SE	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(188,150) EUR	(21,482)
Puuilo OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(4,544) EUR	(201)
PVH Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,074) USD	(576)
Q2 Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(350,381) USD	9,442
Qiagen NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(43,114) EUR	(1,168)
Qiagen NV	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(590,806) USD	416
Qiagen NV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,432) USD	(354)
Qnity Electronics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(816,690) USD	(2,162)
QT Group OYJ	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(12,126) EUR	(359)
Quaker Chemical Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,759) USD	(546)
QUALCOMM, Inc.	04/21/26	M	3.64%	Citibank N.A.	(667,754) USD	(1,902)
Quanta Computer, Inc.	04/21/26	M	2.14%	Morgan Stanley Capital Services LLC	(61,088) USD	(1,905)
Quanta Services, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(32,392) USD	0
Quanta Services, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(901,678) USD	29,285
QuantumScape Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,662) USD	2,439
Quest Diagnostics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(212,226) USD	(412)
QuidelOrtho Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,107) USD	233
QXO, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(859,133) USD	(221)
QXO, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(115,199) USD	4,214
R&S Group Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(79,322) CHF	4,786
RadNet, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(102,674) USD	9,729
Raia Drogasil SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(223,395) BRL	(463)
Rakuten Group, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(19,723,380) JPY	(2,403)
Ralliant Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(225,628) USD	(248)
Ralph Lauren Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(124,453) USD	(1,791)
Ralph Lauren Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,631) USD	(815)
Ramaco Resources, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(93,749) USD	(13,698)
Rambus, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(989,655) USD	4,009
Ramsay Health Care Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(116,932) AUD	767
Randstad NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(188,246) EUR	10,247
Range Resources Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(828,135) USD	(692)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rathbones Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(30,124) GBP	$86
Ratos AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(134,246) SEK	318
Raymond James Financial, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(287,285) USD	(123)
Rayonier, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,623) USD	(7)
RB Global, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(257,730) USD	3,632
RBC Bearings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(90,250) USD	(995)
REA Group Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(62,912) AUD	(198)
Realty Income Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(180,071) USD	(961)
Red Cat Holdings, Inc.	04/21/26	M	2.70%	Morgan Stanley & Co. LLC	(4,338) USD	293
Red Rock Resorts, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,649) USD	1,109
Reddit, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(253,851) USD	8,788
Rede D’Or Sao Luiz SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(87,601) BRL	(572)
Redwire Corp.	04/21/26	M	0.42%	Goldman Sachs & Co.	(601,463) USD	(354)
Redwire Corp.	04/21/26	M	3.05%	Morgan Stanley & Co. LLC	(29,552) USD	354
Regal Rexnord Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(719,316) USD	1,174
Regal Rexnord Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(242,985) USD	(4,386)
Regency Centers Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(342,501) USD	(3,341)
Regency Centers Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(99,508) USD	(1,346)
Regeneron Pharmaceuticals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(237,163) USD	(11,627)
Reliance, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,586) USD	(316)
RELX PLC	04/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(73,281) GBP	(2,996)
Remitly Global, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(970,478) USD	(310)
Remitly Global, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,072,101) USD	25,173
Remy Cointreau SA	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(65,118) EUR	(4,170)
Renasant Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(170,325) USD	(534)
Renasant Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(38,769) USD	(721)
RENK Group AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(267,651) EUR	(133)
Rentokil Initial PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(181,453) GBP	(3,623)
Repligen Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(136,595) USD	(1,726)
Resideo Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(90,107) USD	2,124
Resideo Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,745) USD	(289)
ResMed, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(351,074) USD	5,375
Resona Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(22,191,400) JPY	(9,613)
Resonac Holdings Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(35,428,000) JPY	1,947
Restaurant Brands International, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,288,972) USD	(155)
Restaurant Brands International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,101) USD	75
Retail Estates NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(3,537) EUR	(108)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Revolution Medicines, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(287,838) USD	$(119)
Revolution Medicines, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(342,070) USD	(2,195)
Revvity, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(797,685) USD	(4)
Revvity, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(337,271) USD	(1,692)
Rexel SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(178,289) EUR	(10,402)
Rexford Industrial Realty, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(76,974) USD	3,626
RH	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,957) USD	(1,554)
Rheinmetall AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(633,037) EUR	3,004
Rigaku Holdings Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,715,176) JPY	998
Rigetti Computing, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(124,210) USD	(44)
Rigetti Computing, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,759,479) USD	133,493
Rigetti Computing, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(414,929) USD	48,077
RingCentral, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,663) USD	700
Rio Tinto Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(341,818) AUD	(33,086)
Rio Tinto PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(682,762) GBP	(89,901)
Rio Tinto PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,469) USD	(2,384)
Riot Platforms, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(64,802) USD	7,612
Rithm Capital Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(338,862) USD	(15,709)
Rivian Automotive, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(258,439) USD	11,799
Roche Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(1,535,911) CHF	(96,156)
Rocket Lab Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(42,464) USD	(5,573)
Rockwool AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(588,319) DKK	(3,492)
Rohm Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(22,334,400) JPY	(2,728)
Rohto Pharmaceutical Co. Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,172,250) JPY	(294)
Roku, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(34,136) USD	1,113
Rolls-Royce Holdings PLC	04/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(30,461) GBP	89
Ross Stores, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(337,108) USD	(5,600)
Royal Caribbean Cruises Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(746,497) USD	10,115
Royal Gold, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(412,401) USD	(128)
Royal Unibrew AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(256,649) DKK	188
RPM International, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(281,101) USD	98
RTX Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(905,161) USD	7,791
Rubrik, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(319,107) USD	13,779

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rubrik, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(220,893) USD	$9,538
Rumo SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(196,035) BRL	1,188
Rush Enterprises, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(348,878) USD	214
Rush Enterprises, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,623) USD	(21)
Rush Street Interactive, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(39,281) USD	0
Rusta AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(60,851) SEK	(300)
RWE AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(355,556) EUR	(22,911)
RXO, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(49,540) USD	(4,876)
Ryan Specialty Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,000) USD	270
Ryder System, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,557) USD	(1,015)
Ryman Hospitality Properties, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(56,782) USD	(241)
S&P Global, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(187,416) USD	1,543
Saab AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,349,407) SEK	1,932
SAB Biotherapeutics, Inc.	04/21/26	M	43.48%	Goldman Sachs & Co.	(185,792) USD	(637)
Sacyr SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(197,367) EUR	(7,467)
SAF-Holland SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(11,785) EUR	603
Sagax AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(672,839) SEK	(5,411)
Sage Group PLC (The)	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(93,901) GBP	(3,725)
Saia, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(383,185) USD	(25,353)
Saia, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(64,249) USD	(4,251)
SailPoint, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(53,420) USD	(2,982)
Salmar ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(2,684,670) NOK	(10,175)
Samsung Biologics Co., Ltd.	04/21/26	M	3.29%	Morgan Stanley Capital Services LLC	(7,052) USD	(122)
Samsung Electro-Mechanics Co., Ltd.	04/21/26	M	2.25%	Morgan Stanley & Co. LLC	(7,191,896) KRW	(175)
Samsung Electronics Co., Ltd.	04/21/26	M	2.25%	Morgan Stanley & Co. LLC	(551,852,227) KRW	8,947
Samsung Episholdings Co., Ltd.	04/21/26	M	0.36%	Morgan Stanley Capital Services LLC	(676) USD	(3)
Samsung Life Insurance Co., Ltd.	04/21/26	M	2.25%	Morgan Stanley & Co. LLC	(3,886,476) KRW	(58)
Samsung Life Insurance Co., Ltd.	04/21/26	M	3.29%	Morgan Stanley Capital Services LLC	(5,179) USD	(12)
Samsung SDI Co. Ltd.	04/21/26	M	3.29%	Morgan Stanley Capital Services LLC	(112,566) USD	(12,676)
Sandisk Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(5,622,715) USD	(44)
Sandoz Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(491,598) CHF	(30,806)
Sands China Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(429,750) HKD	(1,461)
Sandvik AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(5,879,664) SEK	(39,800)
Sanlorenzo SpA	04/21/26	M	1.20%	Morgan Stanley & Co. LLC	(9,568) EUR	(333)
Sanmina Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,570) USD	327
Sanrio Co., Ltd.	04/21/26	M	0.02%	Morgan Stanley & Co. LLC	(43,566,600) JPY	19,606

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SAP SE	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(4,601,998) USD	$167,317
SAP SE	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(73,580) USD	2,870
Sartorius AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(93,660) EUR	(3,340)
Sartorius Stedim Biotech	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(318,467) EUR	(11,492)
SATS ASA	04/21/26	M	1.95%	Morgan Stanley & Co. LLC	(283,269) NOK	(99)
Scandic Hotels Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,205,786) SEK	(6,138)
Scatec ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(197,296) NOK	(2,176)
Schaeffler AG	04/21/26	M	1.56%	Morgan Stanley & Co. LLC	(93,775) EUR	(4,447)
Schneider Electric SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(998,017) EUR	36,248
Schneider Electric SE	04/21/26	M	1.62%	Morgan Stanley Capital Services LLC	(121,893) EUR	4,427
Schneider National, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,069) USD	(791)
Scholar Rock Holding Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,244) USD	(753)
Science Applications International Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(404,737) USD	5,504
Science Applications International Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,203) USD	185
Scorpio Tankers, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(909,042) USD	(35,108)
Scotts Miracle-Gro Co. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,229) USD	1,222
Sdiptech AB	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(160,890) SEK	(1,513)
Seabridge Gold, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(28,893) USD	(2,841)
Seacoast Banking Corp. of Florida	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,331) USD	(234)
Seagate Technology Holdings PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(37,609) USD	0
Seagate Technology Holdings PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,121) USD	368
SEB SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(35,387) EUR	(1,206)
Secunet Security Networks AG	04/21/26	M	0.92%	Morgan Stanley & Co. LLC	(5,982) EUR	178
Secure Waste Infrastructure Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(16,336) CAD	272
Securitas AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,167,924) SEK	(11,242)
Sega Sammy Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,495,200) JPY	184
Segro PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,673) GBP	266
SEI Investments Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(186,023) USD	284
Sekisui Chemical Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(23,850,410) JPY	(5,853)
Select Water Solutions, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(675,049) USD	(1,991)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Select Water Solutions, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(918,601) USD	$678
Selective Insurance Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,503) USD	(126)
Semtech Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,106) USD	(44)
Senior PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,966) GBP	(2,659)
SenseTime Group, Inc.	04/21/26	M	0.70%	Morgan Stanley & Co. LLC	(1,092,080) HKD	183
Sensient Technologies Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(782,334) USD	224
Sensient Technologies Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,269) USD	(290)
ServiceNow, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(510,370) USD	29,440
ServiceTitan, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(212,046) USD	4,531
ServiceTitan, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,766) USD	1,508
ServisFirst Bancshares, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(11,396) USD	107
Severn Trent PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(85,884) GBP	(6,452)
Sezzle, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(52,695) USD	6,113
SFS Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(7,888) CHF	(312)
SG Holdings Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(20,047,569) JPY	2,417
SGH Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(59,702) AUD	(1,713)
SGS SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(374,396) CHF	3,358
Shake Shack, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(28,624) USD	756
Shandong Weigao Group Medical Polymer Co. Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(78,369) HKD	1,527
SharkNinja, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,792,337) USD	(4,044)
SharkNinja, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(406,205) USD	(3,205)
Shawbrook Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,772) GBP	1,390
Shell PLC	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(144,996) EUR	(7,153)
Shenzhou International Group Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(260,500) HKD	2,671
Shibaura Mechatronics Corp.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	(9,660,000) JPY	(310)
Shimamura Co., Ltd.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	(2,049,000) JPY	349
Shimano, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(16,215,000) JPY	(2,232)
Shin-Etsu Chemical Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(51,013,200) JPY	(20,604)
Shinmaywa Industries Ltd	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(461,765) JPY	(84)
Shionogi & Co., Ltd.	04/21/26	M	1.07%	Morgan Stanley & Co. LLC	(9,827,779) JPY	(4,438)
Shiseido Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(15,890,356) JPY	(10,198)
Shoals Technologies Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(7,541) USD	(407)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shurgard Self Storage Ltd.	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(12,172) EUR	$67
Siegfried Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(50,688) CHF	(2,641)
Siemens Healthineers AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(699,049) EUR	(6,201)
SIG Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(172,299) CHF	(15,954)
Sigma Healthcare Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(238,047) AUD	(516)
Signet Jewelers Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(208,752) USD	11,033
Sika AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(319,202) CHF	(12,276)
Silergy Corp.	04/21/26	M	0.65%	Morgan Stanley & Co. LLC	(557,000) TWD	(805)
Simcere Pharmaceutical Group Ltd.	04/21/26	M	1.29%	Morgan Stanley & Co. LLC	(210,520) HKD	(4,122)
Simon Property Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(558,228) USD	130
Simon Property Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,340) USD	(1,759)
Simply Good Foods Co., (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,156) USD	(110)
Sinbon Electronics Co., Ltd.	04/21/26	M	1.15%	Morgan Stanley & Co. LLC	(822,000) TWD	1,678
Sinch AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,632,682) SEK	(22,046)
Sinfonia Technology Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(9,280,000) JPY	3,356
Sinotruk Hong Kong Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(500,850) HKD	(3,480)
Sionna Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(339,574) USD	(15,222)
Sirius XM Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(748,424) USD	(10,816)
SiriusPoint Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(298,705) USD	(8,412)
SiteOne Landscape Supply, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(296,181) USD	2,274
SiTime Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,284,247) USD	(1,146)
SiTime Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(26,309) USD	62
Six Flags Entertainment Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(81,153) USD	(4,739)
SK Biopharmaceuticals Co., Ltd.	04/21/26	M	2.89%	Morgan Stanley Capital Services LLC	(4,585) USD	(203)
SK Innovation Co., Ltd.	04/21/26	M	2.14%	Morgan Stanley Capital Services LLC	(11,036) USD	(559)
SK Square Co., Ltd.	04/21/26	M	2.25%	Morgan Stanley & Co. LLC	(15,964,018) KRW	874
SKAN Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(11,038) CHF	183
Skandinaviska Enskilda Banken AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,951,581) SEK	2,783

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Skanska AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(985,579) SEK	$(4,951)
Skeena Resources Ltd	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(10,036) CAD	(827)
SKF AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,543,630) SEK	(9,852)
SkiStar AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(14,053) SEK	(59)
Skyward Specialty Insurance Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,447) USD	(312)
Skyworks Solutions, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(89,091) USD	1,537
SL Green Realty Corp.	04/21/26	M	3.10%	Morgan Stanley & Co. LLC	(43,244) USD	1,908
SL Green Realty Corp.	04/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(332,492) USD	15,694
SLB Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(427,441) USD	(18,573)
SLB Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(114,162) USD	(4,961)
Slide Insurance Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(540,546) USD	762
Slide Insurance Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,515) USD	(201)
SLM Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(24,416) USD	(1,490)
SM Energy Co	04/21/26	M	0.25%	Goldman Sachs & Co.	(275,899) USD	(44)
SMA Solar Technology AG	04/21/26	M	1.31%	Morgan Stanley & Co. LLC	(14,881) EUR	(4,500)
Smartfit Escola de Ginastica e Danca SA	04/21/26	M	14.25%	Morgan Stanley & Co. LLC	(62,684) BRL	(272)
Smartstop Self Storage REIT, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,402) USD	(44)
SMC Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(6,033,000) JPY	(1,316)
SMCP SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(6,568) EUR	239
Smurfit Westrock PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(113,749) GBP	(9,153)
Smurfit Westrock PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(273,996) USD	(8,142)
Snap-on, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(199,040) USD	(368)
Snowflake, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(982,871) USD	95,144
Snowflake, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(135,179) USD	18,143
Societe Generale SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(94,611) EUR	1,145
Sodexo SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(315,539) EUR	(20,429)
Sofina SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(69,805) EUR	2,009
SoftBank Group Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(54,358,500) JPY	(34,908)
Softwareone Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(49,999) CHF	(1,937)
SOITEC	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(70,295) EUR	(1,923)
Sojitz Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(598,900) JPY	(186)
Solaris Energy Infrastructure, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(115,061) USD	(50)
Solaris Energy Infrastructure, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,402) USD	4,479

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Soleno Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(13,937) USD	$(693)
Solstice Advanced Materials, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,400) USD	(1,865)
Solv Energy, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(767,640) USD	(29,686)
Solventum Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(458,740) USD	268
Somnigroup International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(76,455) USD	2,239
Sonic Automotive, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(369,503) USD	(33,757)
Sonoco Products Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(48,207) USD	(2,151)
Sonos, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,494) USD	622
Sotera Health Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,674) USD	(354)
Southern Copper Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(451,321) USD	(35,265)
Southstate Bank Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(54,197) USD	(1,130)
SpareBank 1 Sor-Norge ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(364,372) NOK	(1,067)
Sphere Entertainment Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(144,144) USD	(23)
SPIE SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(90,733) EUR	2,219
Spirax Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,805) GBP	(300)
Sportradar Group AG	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(74,090) USD	10,327
Sprott, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,180) USD	(106)
Sprouts Farmers Market, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(90,472) USD	615
SPS Commerce, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,586) USD	403
SPX Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,215,101) USD	1,665
SPX Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(90,841) USD	(2,531)
Spyre Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(848,272) USD	(44,515)
Spyre Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(340,031) USD	217
SS&C Technologies Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(207,082) USD	48
SSAB AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(372,361) SEK	(2,533)
SSE PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(531,398) GBP	(32,606)
SSP Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,783) GBP	850
SSR Mining, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(117,506) USD	(152)
St Joe Co., (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(95,402) USD	9
St. Galler Kantonalbank AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(20,860) CHF	(653)
Stabilus SE	04/21/26	M	0.69%	Morgan Stanley & Co. LLC	(1,906) EUR	(51)
Stadler Rail AG	04/21/26	M	0.42%	Morgan Stanley & Co. LLC	(18,463) CHF	(497)
STAG Industrial, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(222,318) USD	2,352

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
STAG Industrial, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(51,587) USD	$1,283
Standard Life PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,724) GBP	(3,595)
Standardaero, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(122,440) USD	1,452
StandardAero, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,879,677) USD	(34,980)
StandardAero, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(158,775) USD	1,367
Standex International Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,019) USD	0
Standex International Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,827) USD	(52)
Stanley Black & Decker, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(67,431) USD	(76)
Stanley Black & Decker, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(124,197) USD	(2,147)
Starbucks Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(555,849) USD	25,118
State Street Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(260,631) USD	(7,043)
State Street Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,749) USD	(236)
Steadfast Group Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(87,051) AUD	(382)
Steel Dynamics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(110,657) USD	(43)
Steel Dynamics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(36,161) USD	(2,899)
StepStone Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,543) USD	(75)
STERIS PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(320,439) USD	(199)
Sterling Infrastructure, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(251,415) USD	9,090
Steven Madden Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(457,168) USD	(379)
Steven Madden Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(40,065) USD	(333)
Stillfront Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(146,252) SEK	(1,133)
STMicroelectronics NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(266,354) EUR	(23,941)
STMicroelectronics NV	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(44,736) USD	(4,084)
Stoke Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,688) USD	269
StoneCo Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(69,513) USD	(297)
StoneX Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,089) USD	(7,931)
Stora Enso OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(146,125) EUR	(4,849)
Storskogen Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(382,666) SEK	(2,367)
Straumann Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(276,450) CHF	(33,733)
Stride, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(584,028) USD	(3,713)
Stroeer SE & Co., KGaA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(67,993) EUR	(2,266)
Structure Therapeutics, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(426,526) USD	(44)
Structure Therapeutics, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(649,225) USD	1,851

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sulzer AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(45,597) CHF	$(2,304)
Sumitomo Bakelite Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,476,000) JPY	(162)
Sumitomo Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(21,888,000) JPY	(11,760)
Sumitomo Electric Industries Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(9,787,394) JPY	(832)
Sumitomo Forestry Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(7,114,500) JPY	(1,575)
Sumitomo Mitsui Financial Group, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(82,147,600) JPY	(21,625)
Sumitomo Mitsui Financial Group, Inc.	04/21/26	M	1.70%	Morgan Stanley & Co. LLC	(169,762) USD	(2,004)
Sumitomo Rubber Industries Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(6,984,250) JPY	(2,155)
Summit Therapeutics, Inc.	04/21/26	M	2.95%	Morgan Stanley & Co. LLC	(25,007) USD	(5,386)
Sun Communities, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,615) USD	659
Sun Hung Kai Properties Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(1,073,550) HKD	(4,621)
Sunoco LP	04/21/26	M	0.05%	Morgan Stanley Capital Services LLC	(7,064,417) USD	(2,175)
Sunrise Communications AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(48,530) CHF	(3,498)
Surgery Partners, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,406) USD	199
SUSS MicroTec SE	04/21/26	M	0.92%	Morgan Stanley & Co. LLC	(16,866) EUR	3,096
Svenska Cellulosa AB SCA	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(222,368) SEK	(696)
Svenska Handelsbanken AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,757,159) SEK	10,865
SWCC Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,230,000) JPY	(306)
Swedish Orphan Biovitrum AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,952,640) SEK	(21,057)
Sweetgreen, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,138) USD	36
Swire Pacific Ltd.	04/21/26	M	0.67%	Morgan Stanley & Co. LLC	(383,276) HKD	(304)
Swire Properties Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(27,936) HKD	48
Swiss Life Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(610,354) CHF	(42,694)
Swiss Prime Site AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(350,084) CHF	(3,080)
Swiss Re AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(777,193) CHF	(49,660)
Swisscom AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(351,929) CHF	12,158
Swissquote Group Holding SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(158,509) CHF	(6,917)
Syensqo SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(23,240) EUR	(2,984)
Symbotic, Inc.	04/21/26	M	0.39%	Goldman Sachs & Co.	(353,055) USD	(33)
Synaptics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,129) USD	(42)
Synopsys, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(31,139) USD	2,592

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(607,634) USD	$50,580
Synsam AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(229,103) SEK	(1,256)
Sysco Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,158) USD	1,530
Sysmex Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(12,499,200) JPY	(2,347)
T1 Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(59,125) USD	18,653
TAG Immobilien AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(178,324) EUR	(12,080)
Taiheiyo Cement Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,665,200) JPY	(1,692)
Taisei Corp.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(31,130,000) JPY	(11,053)
Takeda Pharmaceutical Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(37,014,277) JPY	(9,837)
Takeda Pharmaceutical Co., Ltd.	04/21/26	M	3.00%	Morgan Stanley & Co. LLC	(64,949) USD	(2,278)
Take-Two Interactive Software, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,168,905) USD	157
Take-Two Interactive Software, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(140,588) USD	2,338
Talanx AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(17,725) EUR	(732)
Talen Energy Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,824,757) USD	38
Talen Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(68,735) USD	(1,814)
Talos Energy, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(291,555) USD	(257)
Talos Energy, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,340) USD	(745)
Tamarack Valley Energy Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(14,007) CAD	(554)
Tandem Diabetes Care, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(5,294) USD	1,249
Tanger, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(23,495) USD	151
Tango Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(15,002) USD	(1,379)
Tapestry, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(83,000) USD	1,297
Targa Resources Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(339,109) USD	(14,671)
Target Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(28,158) USD	(1,536)
Target Healthcare REIT PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,561) GBP	(26)
Tarsus Pharmaceuticals, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(133,929) USD	13
Taseko Mines Ltd.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(10,506) CAD	(823)
Tate & Lyle PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,098) GBP	(6,862)
Taylor Morrison Home Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(198,061) USD	45
TBC Bank Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(47,998) GBP	(292)
TeamViewer SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(107,668) EUR	(357)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Technip Energies NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(109,359) EUR	$(9,118)
TechnipFMC PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(107,236) USD	(1,782)
Technology One Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(95,800) AUD	400
Technoprobe SpA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(3,514) EUR	(28)
Techtronic Industries Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(2,667,600) HKD	(5,083)
Teco Electric & Machinery Co., Ltd.	04/21/26	M	1.28%	Morgan Stanley & Co. LLC	(2,008,800) TWD	1,957
Tekscend Photomask Corp.	04/21/26	M	1.40%	Morgan Stanley & Co. LLC	(4,758,300) JPY	(2,775)
Teladoc Health, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(31,307) USD	51
Tele2 AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,062,060) SEK	(5,993)
Telecom Argentina SA	04/21/26	M	0.25%	Goldman Sachs & Co.	(70,623) USD	(1,797)
Telecom Plus PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,848) GBP	(708)
Teledyne Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(197,121) USD	5,938
Telefonaktiebolaget LM Ericsson	04/21/26	M	1.90%	Morgan Stanley Capital Services LLC	(488,107) USD	2,156
Teleperformance SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(37,761) EUR	(1,542)
Teleperformance SE	04/21/26	M	1.58%	Morgan Stanley Capital Services LLC	(11,193) EUR	(813)
Telix Pharmaceuticals Ltd.	04/21/26	M	2.20%	Morgan Stanley & Co. LLC	(116,570) AUD	(6,763)
Temenos AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(67,536) CHF	2,250
Tenaris SA	04/21/26	M	2.80%	Morgan Stanley & Co. LLC	(13,307) USD	(191)
Tencent Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(968,867) HKD	(2,584)
Tenet Healthcare Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(684,220) USD	23,358
Teradyne, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,813,091) USD	40,853
Terreno Realty Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(248,184) USD	(1,550)
Terreno Realty Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,813) USD	(122)
Terveystalo OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(16,114) EUR	728
Tesla, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(11,844,167) USD	(159)
Tetra Tech, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(27,630) USD	974
Texas Instruments, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(2,977,147) USD	(86,964)
Texas Instruments, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(172,219) USD	(5,031)
Texas Pacific Land Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(129,328) USD	13,061
Texas Roadhouse, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(766,237) USD	9,070
Texas Roadhouse, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,534) USD	130
TF Bank AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(123,881) SEK	(1,049)
TFI International, Inc.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(22,244) CAD	(881)
TGS ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(911,035) NOK	(7,796)
Thermo Fisher Scientific, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(441,783) USD	(12,391)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Thermo Fisher Scientific, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,169) USD	$(510)
THK Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(899,600) JPY	(244)
Thomson Reuters Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(239,305) CAD	(821)
Thor Industries, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(12,792) USD	89
Thule Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(826,984) SEK	(2,405)
thyssenkrupp AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(87,435) EUR	3,440
Tidewater, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(85,624) USD	(9,205)
TietoEVRY OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(95,739) EUR	(6,741)
Timken Co. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(60,879) USD	(972)
TKH Group NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(41,154) EUR	(34)
Tkms AG& Co., KGaA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(84,187) EUR	828
TKO Group Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(320,271) USD	656
TKO Group Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(89,369) USD	(3,390)
T-Mobile US, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(25,051) USD	(152)
Toast, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,320,074) USD	37,308
Tokmanni Group Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(15,578) EUR	(704)
Tokyo Keiki, Inc.	04/21/26	M	0.40%	Morgan Stanley & Co. LLC	(6,561,000) JPY	6,408
Tokyo Ohka Kogyo Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(9,483,600) JPY	1,034
Tokyo Stock Exchange TOPIX Machinery Index	04/21/26	M	0.33%	Goldman Sachs & Co.	(256,358,562) JPY	50,361
Tokyu Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(7,328,120) JPY	(1,042)
Toll Brothers, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(225,027) USD	125
TOMRA Systems ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(1,086,065) NOK	(5,481)
Tong Yang Industry Co. Ltd.	04/21/26	M	3.03%	Morgan Stanley & Co. LLC	(573,872) TWD	21
Tongcheng Travel Holdings Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(118,815) HKD	346
TopBuild Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,814,938) USD	(229)
TopBuild Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(45,109) USD	(560)
TOPPAN Holdings, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(9,515,100) JPY	4,568
TotalEnergies SE	04/21/26	M	1.37%	Morgan Stanley Capital Services LLC	(102,600) EUR	(5,305)
TotalEnergies SE	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(170,971) USD	(3,529)
TOTO Ltd.	04/21/26	M	0.46%	Morgan Stanley & Co. LLC	(11,105,260) JPY	3,852
Tower Semiconductor Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,528) USD	1,347

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Toyo Tanso Co. Ltd.	04/21/26	M	0.02%	Morgan Stanley & Co. LLC	(1,028,000) JPY	$(139)
Toyota Motor Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(77,048,700) JPY	(7,176)
Toyota Motor Corp.	04/21/26	M	2.65%	Morgan Stanley & Co. LLC	(437,078) USD	9,441
Toyota Tsusho Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(20,813,292) JPY	(4,504)
TPG, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(65,175) USD	(897)
Tractor Supply Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(356,591) USD	2,889
Tradeweb Markets, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(486,772) USD	4,836
TransMedics Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(191,019) USD	(147)
TransUnion	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(142,373) USD	4,754
Traton SE	04/21/26	M	0.24%	Morgan Stanley & Co. LLC	(94,524) EUR	(3,136)
Travel + Leisure Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(83,867) USD	2,015
Travelers Cos., Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(345,305) USD	(44)
Travelers Cos., Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(78,313) USD	1,018
Travis Perkins PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,150) GBP	(395)
Trend Micro, Inc.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(12,178,500) JPY	63
Trex Co., Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(891,210) USD	6,241
Tri Chemical Laboratories, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(7,803,000) JPY	(3,124)
Trigano SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(28,506) EUR	1,174
Trimble, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(342,833) USD	6,702
Trip.com Group Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(839,360) HKD	795
TripAdvisor, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,783) USD	(215)
Tryg AS	04/21/26	M	1.47%	Morgan Stanley & Co. LLC	(593,059) DKK	(1,513)
Tsuruha Holdings, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(7,981,500) JPY	(2,849)
TUI AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(352,360) EUR	1,421
Turning Point Brands, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,222) USD	75
Tutor Perini Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(639,718) USD	(41,947)
Twist Bioscience Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,435) USD	(1,094)
TX Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(3,444) CHF	155
Tyler Technologies, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(108,078) USD	(114)
Tyler Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(92,509) USD	1,778
Tyson Foods, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(13,313) USD	(975)
U.S. Bancorp	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(67,550) USD	(11)
U.S. Foods Holding Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(280,680) USD	(7)
U.S. Foods Holding Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(237,641) USD	(7,546)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ubiquiti, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,253,699) USD	$29,539
Ubiquiti, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(125,451) USD	2,956
UBS Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(784,475) CHF	(59,260)
UBS Group AG	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(190,853) USD	(7,779)
UDR, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(156,123) USD	2,187
UFP Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,964) USD	(102)
UiPath, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(125,485) USD	10,655
UL Solutions, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(2,971,386) USD	(62,833)
Ulta Beauty, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(682,798) USD	139
Ultragenyx Pharmaceutical, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,534) USD	(85)
UMB Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(63,222) USD	(956)
Umicore SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(76,134) EUR	(4,279)
Under Armour, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(76,097) USD	2,807
Unibail-Rodamco-Westfield	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(264,880) EUR	(2,750)
Unilever PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,098) GBP	6,341
United Community Banks, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,175) USD	(498)
United Internet AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(97,654) EUR	(2,217)
United Laboratories International Holdings Ltd. (The)	04/21/26	M	1.42%	Morgan Stanley & Co. LLC	(141,400) HKD	680
United Natural Foods, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(195,864) USD	(9,339)
United Parcel Service, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(392,047) USD	(2,850)
United Rentals, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(333,815) USD	1,591
United Utilities Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(109,121) GBP	(7,052)
UnitedHealth Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(314,284) USD	(1,224)
Unity Software, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(96,402) USD	261
Universal Music Group NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(116,408) EUR	(7,696)
Universal Technical Institute, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(51,788) USD	2,620
Upwork, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(10,758) USD	433
Uranium Energy Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(179,146) USD	(66)
Uranium Energy Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(98,523) USD	(13)
Uranium Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(248,336) USD	(19,652)
Urban Edge Properties	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(266,704) USD	71

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Urban Edge Properties	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,602) USD	$111
UroGen Pharma Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,238) USD	(363)
USA Rare Earth, Inc.	04/21/26	M	2.90%	Morgan Stanley & Co. LLC	(44,226) USD	(3,176)
V2X, Inc.	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,802,892) USD	(15,851)
V2X, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(35,998) USD	173
V2X, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,510) USD	17
Vail Resorts, Inc.	04/21/26	M	3.15%	Morgan Stanley & Co. LLC	(77,333) USD	597
Vaisala OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(10,872) EUR	319
Valero Energy Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(66,963) USD	(1,478)
Valmet OYJ	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(189,851) EUR	2,234
Van Lanschot Kempen NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(15,341) EUR	(332)
Var Energi ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(1,165,931) NOK	(12,234)
VAT Group AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(442,366) CHF	21,097
Vaudoise Assurances Holding SA	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(3,745) CHF	(344)
Vaxcyte, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(140,745) USD	(5,460)
Vend Marketplaces ASA	04/21/26	M	3.62%	Morgan Stanley & Co. LLC	(1,188,472) NOK	773
Ventas, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(254,460) USD	452
Veolia Environnement SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(465,088) EUR	(25,415)
Veracyte, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,038) USD	676
VeraDermics, Inc.	04/21/26	M	2.52%	Goldman Sachs & Co.	(865,369) USD	29,831
Vericel Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,587) USD	57
VeriSign, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(62,639) USD	(1,934)
Verisure PLC	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(251,748) EUR	(16,323)
Verizon Communications, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,396,564) USD	10,492
Vertex, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,079) USD	1,888
Vertiv Holdings Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(861,105) USD	(1,642)
Vertiv Holdings Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(273,708) USD	4,585
VF Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,991) USD	(50)
VGP NV	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(37,665) EUR	1,241
Viasat, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(374,918) USD	(1)
Viasat, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(169,405) USD	11,579
Viatris, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(241,094) USD	(3,991)
Viavi Solutions, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(18,964) USD	494
Vicinity Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(14,563) AUD	(62)
Vicor Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(74,172) USD	(210)
Victoria’s Secret & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(366,287) USD	(7,745)
Victory Capital Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(20,776) USD	608
Viking Holdings Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(148,987) USD	(3,338)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vimian Group AB	04/21/26	M	0.64%	Morgan Stanley & Co. LLC	(103,265) SEK	$(1,289)
Vinci SA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(416,425) EUR	(12,201)
Vincorion SE	04/21/26	M	2.02%	Morgan Stanley Capital Services LLC	(99,182) EUR	2,924
Viper Energy, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(6,633,393) USD	(20,532)
Virbac SACA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(7,719) EUR	(164)
Viridian Therapeutics, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,487) USD	2,501
Viridien	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(105,285) EUR	(7,591)
Vishay Intertechnology, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(238,696) USD	(6,608)
Vista Energy SAB de CV	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,003,671) USD	(133)
Vistance Networks, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(353,695) USD	(113)
Visteon Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(578,264) USD	(34,360)
Visteon Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(2,660) USD	(164)
Vistra Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,894,939) USD	4,238
Vistry Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(102,545) GBP	2,335
Vita Coco Co., Inc. (The)	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(127,577) USD	1,046
Vita Coco Co., Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,500) USD	2,044
Vital Farms, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(16,661) USD	(523)
Vitec Software Group AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(407,495) SEK	(3,270)
Vitrolife AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(248,488) SEK	(1,840)
Volkswagen AG	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(281,633) EUR	(9,073)
Volution Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,526) GBP	65
Volvo AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,158,398) SEK	(10,704)
Vontobel Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(34,218) CHF	(1,540)
Vossloh AG	04/21/26	M	0.69%	Morgan Stanley & Co. LLC	(42,110) EUR	830
Voya Financial, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(21,672) USD	(54)
Voyager Technologies, Inc.	04/21/26	M	3.31%	Goldman Sachs & Co.	(1,004,405) USD	(30,626)
Voyager Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(41,043) USD	6,356
VSE Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(2,785,838) USD	(151,654)
VSE Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(84,948) USD	(4,118)
Vulcan Materials Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(287,828) USD	279
Vulcan Materials Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(92,313) USD	(2,993)
Vusion	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(27,562) EUR	(1,767)
W.R. Berkley Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(84,101) USD	(937)
Wacker Chemie AG	04/21/26	M	1.03%	Morgan Stanley & Co. LLC	(82,466) EUR	(16,746)
Wallenstam AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(115,710) SEK	(282)
Walmart, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(1,127,887) USD	(33,261)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Walt Disney Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,419,863) USD	$2,210
Warby Parker, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(629,986) USD	81,028
Warby Parker, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(122,614) USD	15,325
Warehouses De Pauw CVA	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(88,968) EUR	(1,001)
Warner Music Group Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(29,756) USD	53
Warner Music Group Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(9,853) USD	(567)
Wartsila OYJ Abp	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(35,478) EUR	(263)
Waste Management, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(420,246) USD	(4,177)
WaterBridge Infrastructure LLC	04/21/26	M	3.39%	Goldman Sachs & Co.	(1,206,712) USD	21,227
Waters Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(26,257) USD	349
Waters Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(108,652) USD	1,444
Watsco, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(299,355) USD	16,690
Watts Water Technologies, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,542) USD	124
Wavestone	04/21/26	M	1.37%	Morgan Stanley & Co. LLC	(9,548) EUR	(185)
Wayfair, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(188,720) USD	3,328
Waystar Holding Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,280,000) USD	(266)
Waystar Holding Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(95,475) USD	1,953
Wealthfront Corp.	04/21/26	M	0.25%	Goldman Sachs & Co.	(122,727) USD	(66)
Weatherford International PLC	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(621,668) USD	277
Weatherford International PLC	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(29,754) USD	(985)
WEC Energy Group, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(96,739) USD	(2,592)
WEG SA	04/21/26	M	0.63%	Morgan Stanley & Co. LLC	(533,493) BRL	(7,390)
Weichai Power Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(809,311) HKD	(6,720)
Weir Group PLC (The)	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(310,802) GBP	(11,166)
Wells Fargo & Co.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(942,347) USD	(11,699)
Welltower, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(3,591,510) USD	(49,913)
Welltower, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(281,775) USD	(3,916)
Wendel SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(23,739) EUR	(1,211)
Wendy’s Co., (The)	04/21/26	M	2.45%	Morgan Stanley & Co. LLC	(60,839) USD	1,784
Werner Enterprises, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(25,087) USD	(1,235)
WesBanco, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(8,467) USD	(224)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WESCO International, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(219,416) USD	$(6,594)
Wesfarmers Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(56,022) AUD	(508)
West China Cement Ltd.	04/21/26	M	0.06%	Morgan Stanley & Co. LLC	(71,614) HKD	(395)
West Japan Railway Co.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(1,570,000) JPY	38
Western Union Co.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(67,942) USD	3,401
Westgold Resources Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(18,002) AUD	(2,666)
Westinghouse Air Brake Technologies Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(353,094) USD	(12,024)
Westlake Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(663,629) USD	(22,455)
Westlake Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(84,088) USD	(6,448)
Westpac Banking Corp.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(125,022) AUD	451
WEX, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(119,262) USD	2,034
WH Smith PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,483) GBP	(3,398)
Wheaton Precious Metals Corp.	04/21/26	M	2.05%	Morgan Stanley & Co. LLC	(109,699) CAD	(8,826)
Whirlpool Corp.	04/21/26	M	1.50%	Goldman Sachs & Co.	(1,431,497) USD	(133)
Wihlborgs Fastigheter AB	04/21/26	M	1.41%	Morgan Stanley & Co. LLC	(248,862) SEK	(1,181)
Wiit SpA	04/21/26	M	1.37%	Morgan Stanley & Co. LLC	(14,983) EUR	857
Williams Cos., Inc. (The)	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(19,946) USD	222
Williams-Sonoma, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(467,726) USD	(133)
Williams-Sonoma, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(480,047) USD	2,707
WillScot Mobile Mini Holdings Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(43,476) USD	1,777
Wingstop, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(557,758) USD	30,085
Wingstop, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(152,822) USD	23,577
Winmark Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(14,381) USD	(583)
Wintrust Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(22,042) USD	(745)
WisdomTree, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(6,974) USD	(553)
Wistron Corp.	04/21/26	M	1.77%	Morgan Stanley Capital Services LLC	(15,646) USD	(260)
Wix.com Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(294,234) USD	(2,006)
WNC Corp.	04/21/26	M	2.28%	Morgan Stanley & Co. LLC	(178,133) TWD	87
Woodside Energy Group Ltd	04/21/26	M	1.20%	Morgan Stanley Capital Services LLC	(593,377) USD	(948)
Woolworths Group Ltd.	04/21/26	M	3.80%	Morgan Stanley & Co. LLC	(390,555) AUD	(887)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Workday, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(420,363) USD	$21,898
Workiva, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(41,438) USD	1,188
WP Carey, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(1,803,609) USD	(797)
WPP PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(128,964) GBP	(8,641)
WSFS Financial Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(4,550) USD	(97)
Wuxi Biologics Cayman, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(307,800) HKD	(1,600)
WW Grainger, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(511,054) USD	(16,898)
Wynn Resorts Ltd.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(605,714) USD	(2,367)
Wynn Resorts Ltd.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(174,368) USD	(1,110)
XD, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(538,400) HKD	6,242
Xenon Pharmaceuticals, Inc.	04/21/26	M	0.25%	Goldman Sachs & Co.	(771,875) USD	(66)
Xiaomi Corp.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(2,481,007) HKD	(2,480)
Xinyi Solar Holdings Ltd.	04/21/26	M	1.17%	Morgan Stanley & Co. LLC	(648,000) HKD	7,683
Xometry, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(3,941) USD	61
XP, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,298,863) USD	(293)
XP, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(219,620) USD	5,400
XPeng, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(4,875,960) HKD	39,748
XPO, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(253,715) USD	(12,235)
XPS Pensions Group PLC	04/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,739) GBP	103
Xvivo Perfusion AB	04/21/26	M	0.75%	Morgan Stanley & Co. LLC	(265,709) SEK	(6,386)
Xylem, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(131,574) USD	483
YAMABIKO Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(339,500) JPY	(60)
Yamaha Corp.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(881,715) JPY	(108)
YETI Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,545,017) USD	333
Yokohama Financial Group, Inc.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(3,332,500) JPY	(1,317)
Yokohama Rubber Co., Ltd.	04/21/26	M	0.68%	Morgan Stanley & Co. LLC	(6,444,900) JPY	(1,596)
York Space Systems, Inc.	04/21/26	M	1.73%	Goldman Sachs & Co.	(573,501) USD	(15,135)
Ypsomed Holding AG	04/21/26	M	0.39%	Morgan Stanley & Co. LLC	(29,561) CHF	861
Yum! Brands, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(1,192,062) USD	23,008
Yum! Brands, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(291,714) USD	5,630
Zai Lab Ltd.	04/21/26	M	1.29%	Morgan Stanley & Co. LLC	(15,015) HKD	(7)
Zalando SE	04/21/26	M	1.58%	Morgan Stanley & Co. LLC	(393,843) EUR	1,789
Zebra Technologies Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(120,640) USD	(1,881)
Zenas Biopharma, Inc.	04/21/26	M	0.93%	Goldman Sachs & Co.	(345,946) USD	(89)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zensho Holdings Co., Ltd.	04/21/26	M	0.43%	Morgan Stanley & Co. LLC	(8,286,300) JPY	$(333)
Zeta Global Holdings Corp.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(519,944) USD	140
Zeta Global Holdings Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(32,965) USD	1,539
Zhaojin Mining Industry Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(646,560) HKD	(17,252)
Zhuzhou CRRC Times Electric Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(65,889) HKD	(14)
Zijin Gold International Co., Ltd.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(2,191,710) HKD	(14,076)
Zillow Group, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(797,182) USD	28,507
Zimmer Biomet Holdings, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(150,057) USD	(41)
Zimmer Biomet Holdings, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(83,086) USD	(2,361)
Zip Co., Ltd.	04/21/26	M	3.23%	Morgan Stanley & Co. LLC	(205,611) AUD	(3,758)
Zoetis, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(654,102) USD	(781)
Zoom Communications, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(484,534) USD	(2,790)
Zoom Communications, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(211,712) USD	(6,627)
Zscaler, Inc.	04/21/26	M	3.39%	Morgan Stanley Capital Services LLC	(419,617) USD	10
Zscaler, Inc.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(510,498) USD	36,037
ZTE Corp.	04/21/26	M	0.08%	Morgan Stanley & Co. LLC	(1,048,500) HKD	2,016
ZTO Express Cayman, Inc.	04/21/26	M	1.87%	Morgan Stanley & Co. LLC	(38,000) HKD	38
Zurn Elkay Water Solutions Corp.	04/21/26	M	3.44%	Morgan Stanley & Co. LLC	(17,341) USD	123

Total Sells						$(1,291,025)

Total OTC Total Return Swaps Outstanding						$322,233

[1]	The termination date presented for OTC Total Return Swaps is the monthly settlement date.
[2]	Restricted security as to resale.
[3]	Security is valued using significant unobservable inputs.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.21%	1Y/1Y	04/18/2026	Morgan Stanley Capital Services LLC	500,000 USD	$(443)	$—	$(443)
Pays	USD SOFR	3.19%	1Y/1Y	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	217,614	—	217,614
Pays	USD SOFR	2.72%	6M/3M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	26,835	(191)	27,026
Pays	USD SOFR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	127,062	(930)	127,992
Pays	USD SOFR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	69,599	(306)	69,905
Pays	USD SOFR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	15,767	(796)	16,563
Pays	USD SOFR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	30,627	(244)	30,871
Pays	USD SOFR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	129,411	(1,378)	130,789
Pays	USD SOFR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	160,568	(2,069)	162,637

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	$160,133	$(1,880)	$162,013
Pays	USD SOFR	0.95%	6M/3M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	28,003	(268)	28,271
Pays	USD SOFR	2.72%	6M/3M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	80,880	(632)	81,512
Receives	USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(289,198)	—	(289,198)
Pays	USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	36,922	—	36,922
Pays	USD SOFR	1.56%	6M/3M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	19,415	—	19,415
Pays	USD SOFR	1.24%	6M/3M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	33,793	—	33,793
Pays	USD SOFR	1.62%	6M/3M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	19,644	—	19,644
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	90,259	—	90,259
Pays	USD SOFR	3.17%	1Y/1Y	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	237,030	—	237,030

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	$360,548	$—	$360,548
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	25,821	—	25,821
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(600,000) EUR	(36,839)	1,463	(38,302)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(600,000) EUR	(26,993)	3,728	(30,721)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(300,000) EUR	(4,825)	(297)	(4,528)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,327)	(161)	(10,166)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	(451)	86	(537)
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(200,000) GBP	(22,495)	289	(22,784)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	600,000 CAD	(13,625)	1,451	(15,076)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(7,387)	2,215	(9,602)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(300,000) EUR	(4,838)	(3,392)	(1,446)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,211)	(3,176)	(7,035)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	$(3,128)	$1,119	$(4,247)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(9,234)	1,363	(10,597)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(23,536)	(4,114)	(19,422)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,535)	(246)	(7,289)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	300,000 CAD	(9,559)	863	(10,422)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	1,300,000 SEK	11,900	342	11,558
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(300,000) EUR	(2,117)	1,236	(3,353)
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(8,111)	694	(8,805)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(3,827)	(280)	(3,547)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(20,781)	657	(21,438)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	1,300,000 SEK	12,142	(474)	12,616
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(8,517)	101	(8,618)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	$(7,596)	$(522)	$(7,074)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(5,115)	711	(5,826)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(481)	658	(1,139)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(9,368)	372	(9,740)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,000)	1,610	(8,610)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	11,982	526	11,456
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,429)	(1,350)	(6,079)
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	300,000 CAD	(10,992)	285	(11,277)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,226)	2,411	(8,637)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(200,000) GBP	(16,563)	2,176	(18,739)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,341)	(1,709)	(4,632)
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(300,000) EUR	(431)	(1,780)	1,349

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	1,300,000 SEK	$10,249	$2,015	$8,234
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,865)	(22)	(5,843)
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	300,000 CAD	(13,590)	(773)	(12,817)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(200,000) GBP	(12,527)	856	(13,383)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(5,470)	314	(5,784)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	300,000 CAD	(9,195)	(716)	(8,479)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	300,000 CAD	(10,016)	365	(10,381)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	300,000 EUR	(458)	198	(656)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(200,000) AUD	(7,195)	(147)	(7,048)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	200,000 EUR	5,895	689	5,206
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(300,000) AUD	(19,308)	(1,917)	(17,391)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	200,000 EUR	4,485	(22)	4,507

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(500,000) AUD	$(17,531)	$(4,523)	$(13,008)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	300,000 EUR	(1,829)	1,138	(2,967)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	200,000 EUR	2,994	594	2,400
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(200,000) GBP	(13,553)	2,283	(15,836)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	200,000 EUR	6,019	(37)	6,056
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(100,000) GBP	(19,094)	72	(19,166)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	(2,130)	(2,893)	763
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	2,594	(3,246)	5,840
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	300,000 EUR	(393)	796	(1,189)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(21,170)	(437)	(20,733)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	1,200,000 SEK	16,583	(301)	16,884
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	200,000 EUR	6,988	825	6,163

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley Capital Services LLC	1,500,000 USD	$10,353	$—	$10,353
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	1,300,000 SEK	18,064	1,355	16,709
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(200,000) GBP	(19,755)	608	(20,363)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	100,000 CAD	2,630	(395)	3,025
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(200,000) GBP	(17,134)	(1,315)	(15,819)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	5,813	478	5,335
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	100,000 CAD	2,249	1,659	590
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(100,000) CHF	10,416	(535)	10,951
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	100,000 CAD	816	86	730
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	17,676	711	16,965
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	100,000 CAD	2,280	125	2,155
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(100,000) GBP	(18,234)	676	(18,910)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	100,000 CAD	$2,401	$(715)	$3,116
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(500,000) CAD	4,096	490	3,606
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	100,000 CAD	3,497	(421)	3,918
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(500,000) CAD	3,084	196	2,888
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	1,200,000 SEK	22,881	1,589	21,292
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	5,585	597	4,988
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	5,235	485	4,750
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(300,000) CAD	(1,886)	342	(2,228)
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	1,200,000 SEK	22,526	(534)	23,060
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(8,178)	684	(8,862)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(2,276)	—	(2,276)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(300,000) CAD	(3,143)	(459)	(2,684)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	600,000 EUR	$(638)	$(143)	$(495)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	300,000 EUR	9,003	(115)	9,118
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(300,000) CAD	(3,027)	(161)	(2,866)
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(10,037)	369	(10,406)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	11,917	1,881	10,036
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	10,813	397	10,416
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	200,000 EUR	11,610	(689)	12,299
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(1,930)	—	(1,930)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(3,922)	—	(3,922)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(300,000) AUD	(13,654)	(1,127)	(12,527)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(100,000) GBP	(21,123)	(401)	(20,722)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	500,000 GBP	10,528	(938)	11,466

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	1,100,000 SEK	$18,173	$(48)	$18,221
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	200,000 EUR	12,186	(771)	12,957
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	500,000 GBP	12,998	(752)	13,750
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(25,598)	427	(26,025)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	200,000 EUR	14,853	1,132	13,721
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(100,000) GBP	(25,465)	(1,293)	(24,172)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	8,502	217	8,285
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(500,000) CAD	(2,525)	(184)	(2,341)
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	7,970	845	7,125
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(300,000) CAD	(4,775)	(843)	(3,932)
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(100,000) GBP	(23,099)	(353)	(22,746)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	100,000 CAD	7,735	436	7,299

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(500,000) CAD	$(2,204)	$355	$(2,559)
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	100,000 CAD	7,421	(193)	7,614
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	7,345	600	6,745
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(100,000) GBP	(22,427)	(1,316)	(21,111)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(500,000) CAD	(1,790)	(165)	(1,625)
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	6,749	(14)	6,763
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	100,000 CAD	6,437	(464)	6,901
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	100,000 CAD	7,219	(414)	7,633
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(18,949)	(1,022)	(17,927)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	100,000 CAD	6,223	387	5,836
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,783)	(1,336)	(15,447)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	100,000 CAD	5,463	887	4,576

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/09/2034	Bank of America Securities, Inc.	(300,000) EUR	$(14,649)	$(940)	$(13,709)
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	11,977	733	11,244
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	1,100,000 SEK	18,004	2,584	15,420
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	100,000 CAD	4,173	366	3,807
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	11,134	559	10,575
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	100,000 CAD	4,216	307	3,909
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(10,119)	178	(10,297)
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(500,000) CAD	1,439	875	564
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	6,511	(1,208)	7,719
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(10,406)	1,720	(12,126)
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(17,048)	795	(17,843)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(12,355)	734	(13,089)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	$8,126	$(503)	$8,629
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(200,000) EUR	(17,985)	(222)	(17,763)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	8,446	1,781	6,665
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 GBP	21,427	350	21,077
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,492)	212	(16,704)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	6,724	(400)	7,124
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	6,713	1,205	5,508
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(5,900,000) SEK	(8,317)	(1,432)	(6,885)
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,258)	(76)	(16,182)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	4,322	(325)	4,647
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(200,000) EUR	(15,868)	535	(16,403)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	4,278	794	3,484

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	$3,608	$(988)	$4,596
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(3,000,000) SEK	(12,245)	94	(12,339)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	4,439	(560)	4,999
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(200,000) EUR	(17,150)	5	(17,155)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	3,914	147	3,767
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(300,000) EUR	(15,736)	(373)	(15,363)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(500,000) GBP	(7,725)	(791)	(6,934)
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,955)	(114)	(16,841)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(500,000) CAD	1,755	274	1,481
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 GBP	14,324	960	13,364
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(18,282)	(554)	(17,728)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(500,000) GBP	(3,186)	(643)	(2,543)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(200,000) EUR	$(17,224)	$769	$(17,993)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	200,000 GBP	12,402	1,366	11,036
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	100,000 GBP	14,105	1,266	12,839
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	100,000 GBP	15,219	(73)	15,292
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(6,279)	(714)	(5,565)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(19,874)	1,447	(21,321)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	200,000 GBP	14,417	(968)	15,385
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(5,919)	868	(6,787)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(500,000) GBP	(6,026)	(4)	(6,022)
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(25,373)	161	(25,534)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(200,000) EUR	(25,720)	(519)	(25,201)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(200,000) EUR	(25,659)	(160)	(25,499)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	100,000 GBP	$18,110	$(74)	$18,184
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	100,000 GBP	16,890	191	16,699
Receives	EUR-EURIBOR	2.27%	1Y/6M	12/19/2039	Bank of America Securities, Inc.	(200,000) EUR	(23,497)	(503)	(22,994)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	2,671	360	2,311
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	1,433	(576)	2,009
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(500,000) GBP	(2,738)	(641)	(2,097)
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(48,555)	—	(48,555)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(35,496)	—	(35,496)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(1,827)	(900)	(927)
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(2,686)	712	(3,398)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(6,985)	471	(7,456)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	100,000 GBP	12,096	953	11,143

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.81%	1Y/3M	01/09/2040	Bank of America Securities, Inc.	(2,200,000) SEK	$(9,567)	$2,971	$(12,538)
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(17,872)	(67)	(17,805)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	(6,967)	(243)	(6,724)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(16,630)	(984)	(15,646)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(200,000) EUR	(15,455)	(441)	(15,014)
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	(23,607)	(1)	(23,606)
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(200,000) EUR	(14,819)	(325)	(14,494)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	100,000 CAD	4,043	523	3,520
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(11,694)	141	(11,835)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(5,865)	868	(6,733)
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(500,000) CAD	1,727	(193)	1,920
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	100,000 GBP	9,392	341	9,051

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(2,200,000) SEK	$(10,623)	$729	$(11,352)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(3,433)	(353)	(3,080)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(14,700,000) JPY	(21,741)	289	(22,030)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(500,000) CAD	(2,963)	155	(3,118)
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(4,852)	(68)	(4,784)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(800,000) CHF	2,040	1,857	183
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(8,328)	(219)	(8,109)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(8,936)	(570)	(8,366)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(3,868)	599	(4,467)
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	(8,090)	(1,836)	(6,254)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(500,000) CAD	(4,438)	658	(5,096)
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(500,000) CAD	(4,971)	(848)	(4,123)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(500,000) CAD	$(3,105)	$1,029	$(4,134)
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(5,746)	(1,039)	(4,707)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(500,000) EUR	(14,948)	1,529	(16,477)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	300,000 EUR	41,078	113	40,965
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(500,000) CAD	(2,338)	226	(2,564)
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(720,000) GBP	(20,347)	(181)	(20,166)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	280,000 GBP	22,759	(388)	23,147
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(300,000) EUR	(7,953)	579	(8,532)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	100,000 EUR	12,487	4	12,483
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	320,000 GBP	24,015	153	23,862
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(760,000) GBP	(19,387)	388	(19,775)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(700,000) GBP	(17,096)	738	(17,834)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	300,000 GBP	$21,291	$(284)	$21,575
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	200,000 CHF	(2,006)	1,819	(3,825)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	7,115	329	6,786
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	300,000 GBP	23,501	(1,939)	25,440
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(800,000) GBP	(21,404)	1,895	(23,299)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	200,000 EUR	26,589	(319)	26,908
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(200,000) EUR	(6,120)	382	(6,502)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	200,000 CHF	(1,840)	(765)	(1,075)
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	1,955	224	1,731
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	600,000 GBP	51,752	1,539	50,213
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,400,000) GBP	(40,771)	(190)	(40,581)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	100,000 GBP	12,122	(456)	12,578

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(500,000) EUR	$(15,490)	$486	$(15,976)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	19,484	697	18,787
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	300,000 EUR	39,581	33	39,548
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(500,000) CAD	(4,000)	236	(4,236)
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	3,970	(656)	4,626
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	930	(947)	1,877
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(2,536)	(954)	(1,582)
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	200,000 GBP	12,797	606	12,191
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	300,000 GBP	24,480	386	24,094
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(800,000) GBP	(22,504)	13	(22,517)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	19,633	2,113	17,520
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	200,000 CHF	182	1,854	(1,672)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	$(3,501)	$(839)	$(2,662)
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(200,000) EUR	(4,224)	(96)	(4,128)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	11,626	50	11,576
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	17,707	138	17,569
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(6,329)	334	(6,663)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	1,789	985	804
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	(4,503)	489	(4,992)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	300,000 GBP	25,101	(743)	25,844
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(700,000) GBP	(19,913)	928	(20,841)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	16,823	2,705	14,118
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	200,000 CHF	(726)	1,388	(2,114)
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	(2,864)	954	(3,818)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	$12,084	$2,372	$9,712
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	3,859	(467)	4,326
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	200,000 GBP	9,029	791	8,238
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	(2,032)	(955)	(1,077)
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	11,617	1,199	10,418
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	100,000 EUR	12,803	1,427	11,376
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	100,000 GBP	10,000	(406)	10,406
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	100,000 CHF	(1,518)	2,431	(3,949)
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,500,000) EUR	1,443	7,020	(5,577)
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	1,900,000 EUR	140,679	(2,239)	142,918
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	200,000 GBP	11,150	228	10,922
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(600,000) GBP	(12,423)	180	(12,603)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(500,000) GBP	$(4,982)	$(376)	$(4,606)
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(200,000) CHF	6,475	(385)	6,860
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	1,107	418	689
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(500,000) GBP	(5,215)	(104)	(5,111)
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	(3,810)	824	(4,634)
Receives	SEK STIBOR	3.07%	1Y/3M	03/26/2040	Bank of America Securities, Inc.	(1,900,000) SEK	(2,881)	1,061	(3,942)
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(200,000) CHF	6,136	(284)	6,420
Receives	EUR-EURIBOR	2.63%	6M/1Y	03/31/2055	Bank of America Securities, Inc.	(100,000) EUR	(9,752)	(551)	(9,201)
Receives	SEK STIBOR	3.07%	1Y/3M	04/03/2040	Bank of America Securities, Inc.	(1,900,000) SEK	2,481	976	1,505
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(200,000) CHF	6,242	889	5,353
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	518	(1,089)	1,607
Pays	EUR-EURIBOR	2.78%	1Y/6M	04/03/2040	Bank of America Securities, Inc.	200,000 EUR	6,904	(2,089)	8,993

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.65%	1Y/1Y	04/03/2030	Bank of America Securities, Inc.	(500,000) USD	$(1,454)	$505	$(1,959)
Receives	GBP SONIA	3.99%	1Y/1Y	04/02/2030	Bank of America Securities, Inc.	(500,000) GBP	(6,183)	(171)	(6,012)
Pays	EUR-EURIBOR	2.59%	1Y/6M	04/07/2055	Bank of America Securities, Inc.	100,000 EUR	9,758	(788)	10,546
Receives	EUR-EURIBOR	2.29%	6M/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) EUR	(17,800)	2,111	(19,911)
Receives	SEK STIBOR	2.58%	3M/1Y	04/08/2030	Bank of America Securities, Inc.	(4,800,000) SEK	(10,768)	3,894	(14,662)
Pays	EUR-EURIBOR	2.68%	1Y/6M	04/09/2040	Bank of America Securities, Inc.	200,000 EUR	9,779	(2,629)	12,408
Receives	EUR-EURIBOR	2.56%	1Y/6M	04/09/2035	Bank of America Securities, Inc.	(300,000) EUR	(7,814)	2,574	(10,388)
Pays	EUR-EURIBOR	2.54%	1Y/6M	04/08/2055	Bank of America Securities, Inc.	100,000 EUR	10,902	(2,905)	13,807
Pays	CAD CORRA	2.89%	6M/6M	04/07/2055	Bank of America Securities, Inc.	100,000 CAD	8,207	(1,371)	9,578
Receives	USD SOFR	3.59%	1Y/1Y	04/07/2035	Morgan Stanley Capital Services LLC	(3,500,000) USD	(79,401)	(1,215)	(78,186)
Pays	USD SOFR	3.73%	1Y/1Y	04/07/2040	Morgan Stanley Capital Services LLC	3,500,000 USD	129,416	(115)	129,531

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	2.83%	6M/6M	04/08/2055	Bank of America Securities, Inc.	100,000 CAD	$9,001	$1,270	$7,731
Receives	JPY TONA	1.68%	1Y/1Y	04/09/2055	Bank of America Securities, Inc.	(13,300,000) JPY	(21,517)	3,247	(24,764)
Receives	EUR-EURIBOR	2.60%	6M/1Y	04/10/2035	Bank of America Securities, Inc.	(300,000) EUR	(13,668)	590	(14,258)
Receives	GBP SONIA	3.86%	1Y/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) GBP	(9,892)	1,198	(11,090)
Pays	USD SOFR	3.78%	1Y/1Y	04/10/2040	Bank of America Securities, Inc.	200,000 USD	5,964	594	5,370
Pays	CAD CORRA	2.99%	6M/6M	04/09/2055	Bank of America Securities, Inc.	100,000 CAD	6,854	(38)	6,892
Pays	USD SOFR	3.73%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	7,120	449	6,671
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/11/2035	Bank of America Securities, Inc.	(300,000) EUR	(14,901)	(1,136)	(13,765)
Pays	EUR-EURIBOR	2.53%	1Y/6M	04/12/2055	Bank of America Securities, Inc.	100,000 EUR	11,348	1,218	10,130
Pays	USD SOFR	3.80%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	5,850	2,372	3,478
Pays	EUR-EURIBOR	2.51%	1Y/6M	04/14/2055	Bank of America Securities, Inc.	100,000 EUR	11,604	523	11,081
Receives	CHF SARON	0.55%	1Y/1Y	04/16/2035	Bank of America Securities, Inc.	(200,000) CHF	2,290	(20)	2,310

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CHF SARON	0.72%	1Y/1Y	04/16/2040	Bank of America Securities, Inc.	(100,000) CHF	$1,135	$193	$942
Receives	EUR-EURIBOR	2.55%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(15,388)	(1,183)	(14,205)
Pays	EUR-EURIBOR	2.49%	1Y/6M	04/15/2055	Bank of America Securities, Inc.	100,000 EUR	12,266	793	11,473
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(14,909)	2,213	(17,122)
Pays	EUR-EURIBOR	2.44%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	13,443	(457)	13,900
Pays	GBP SONIA	3.86%	1Y/1Y	04/15/2030	Bank of America Securities, Inc.	500,000 GBP	9,765	(855)	10,620
Pays	EUR-EURIBOR	2.42%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	13,839	1,404	12,435
Receives	USD SOFR	4.01%	1Y/1Y	04/17/2040	Bank of America Securities, Inc.	(200,000) USD	(740)	(50)	(690)
Pays	USD CPURNSA	2.82%	M/M	04/25/2027	Bank of America Securities, Inc.	11,000,000 USD	(10,933)	—	(10,933)
Pays	USD CPURNSA	2.86%	M/M	04/28/2027	Bank of America Securities, Inc.	3,000,000 USD	(5,588)	—	(5,588)
Receives	USD SOFR	4.33%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(1,300,000) USD	(7,100)	—	(7,100)
Receives	USD SOFR	4.19%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(400,000) USD	593	—	593

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.61%	M/M	07/16/2035	Bank of America Securities, Inc.	21,500,000 USD	$(296,215)	$—	$(296,215)
Receives	GBP SONIA	3.61%	1Y/1Y	07/29/2075	Bank of America Securities, Inc.	(13,900,000) GBP	(147,400)	—	(147,400)
Pays	GBP SONIA	5.10%	1Y/1Y	07/30/2055	Bank of America Securities, Inc.	3,700,000 GBP	32,145	—	32,145
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	(9,210)	—	(9,210)
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	9,000,000 USD	(25,831)	—	(25,831)
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	16,000,000 USD	(17,637)	—	(17,637)
Pays	USD CPURNSA	2.62%	M/M	08/21/2030	Bank of America Securities, Inc.	13,000,000 USD	(32,076)	—	(32,076)
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	5,000,000 USD	(14,114)	—	(14,114)
Pays	USD CPURNSA	2.93%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	(8,427)	—	(8,427)
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	20,000,000 USD	(26,917)	—	(26,917)
Pays	USD CPURNSA	2.94%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(10,375)	—	(10,375)
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	(11,158)	—	(11,158)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.99%	M/M	08/26/2027	Bank of America Securities, Inc.	16,000,000 USD	$(37,892)	$—	$(37,892)
Pays	USD CPURNSA	3.00%	M/M	08/27/2027	Bank of America Securities, Inc.	9,000,000 USD	(23,503)	—	(23,503)
Pays	USD CPURNSA	3.07%	M/M	08/29/2027	Bank of America Securities, Inc.	9,000,000 USD	(37,119)	—	(37,119)
Pays	USD CPURNSA	3.03%	M/M	09/05/2027	Bank of America Securities, Inc.	4,000,000 USD	(13,692)	—	(13,692)
Pays	USD CPURNSA	2.93%	M/M	09/10/2027	Bank of America Securities, Inc.	3,600,000 USD	(5,634)	—	(5,634)
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	700,000 EUR	24,076	—	24,076
Receives	EUR ESTR	1.99%	1Y/1Y	03/20/2028	Bank of America Securities, Inc.	(16,800,000) EUR	(211,269)	—	(211,269)
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	1,500,000 EUR	50,906	—	50,906
Pays	USD CPURNSA	2.75%	M/M	10/28/2027	Bank of America Securities, Inc.	5,000,000 USD	3,968	—	3,968
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	12,000,000 USD	39,128	—	39,128
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	6,000,000 USD	19,737	—	19,737
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	10,000,000 USD	34,052	—	34,052

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR CPTFEMU	1.96%	M/M	12/15/2035	Bank of America Securities, Inc.	2,000,000 EUR	$49,769	$—	$49,769
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	4,000,000 EUR	94,529	—	94,529
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	5,000,000 EUR	117,900	—	117,900
Pays	USD CPURNSA	2.52%	M/M	12/10/2027	Bank of America Securities, Inc.	2,000,000 USD	6,907	—	6,907
Pays	USD CPURNSA	2.45%	M/M	12/10/2035	Bank of America Securities, Inc.	3,000,000 USD	(12,858)	—	(12,858)
Pays	USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley Capital Services LLC	1,400,000 USD	83,054	—	83,054
Pays	JPY TONA	1.36%	1Y/1Y	06/21/2028	Bank of America Securities, Inc.	1,800,000,000 JPY	25,174	—	25,174
Pays	EURCPTFEMU	2.01%	M/M	02/15/2036	Bank of America Securities, Inc.	9,000,000 EUR	194,994	—	194,994
Pays	JPY TONA	1.45%	1Y/1Y	06/21/2028	Bank of America Securities, Inc.	1,400,000,000 JPY	2,646	—	2,646
Pays	USD SOFR	3.90%	1Y/1Y	02/20/2041	Morgan Stanley Capital Services LLC	4,100,000 USD	73,282	1,630	71,652
Pays	USD CPURNSA	2.39%	M/M	03/03/2036	Bank of America Securities, Inc.	12,500,000 USD	37,614	—	37,614

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	INR MIBOR	6.18%	6M/6M	06/17/2031	Bank of America Securities, Inc.	270,000,000 INR	$76,861	$—	$76,861
Receives	SEK STIBOR	2.55%	1Y/3M	06/18/2031	Bank of America Securities, Inc.	(9,100,000) SEK	(15,735)	—	(15,735)
Pays	USD CPURNSA	2.43%	M/M	03/09/2036	Bank of America Securities, Inc.	7,000,000 USD	(5,594)	—	(5,594)
Pays	EUR CPTFEMU	2.05%	M/M	03/15/2036	Bank of America Securities, Inc.	5,000,000 EUR	94,190	—	94,190
Receives	CNY CNREPOFIX	1.54%	3M/3M	06/17/2031	Bank of America Securities, Inc.	(60,000,000) CNY	(28,667)	—	(28,667)
Receives	SEK STIBOR	2.67%	1Y/3M	06/18/2031	Bank of America Securities, Inc.	(123,000,000) SEK	(137,846)	—	(137,846)
Receives	SGD SORA	1.86%	6M/6M	06/17/2031	Bank of America Securities, Inc.	(5,500,000) SGD	(41,785)	2,739	(44,524)
Receives	NZD BKBM	3.95%	6M/3M	06/18/2031	Bank of America Securities, Inc.	(103,000,000) NZD	(376,927)	1,454	(378,381)
Receives	CNY CNREPOFIX	1.60%	3M/3M	06/17/2031	Bank of America Securities, Inc.	(257,000,000) CNY	(19,486)	(7,425)	(12,061)
Receives	INR MIBOR	6.47%	6M/6M	06/17/2031	Bank of America Securities, Inc.	(1,600,700,000) INR	(262,948)	—	(262,948)
Receives	USD SOFR	3.50%	1Y/1Y	06/20/2028	Bank of America Securities, Inc.	(193,000,000) USD	(364,954)	(2,759)	(362,195)
Receives	INR MIBOR	6.49%	6M/6M	06/17/2031	Bank of America Securities, Inc.	(2,311,600,000) INR	(353,667)	(3,995)	(349,672)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(1,500,000) USD	$(35,644)	$—	$(35,644)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(257,704)	$36,940	$(294,644)

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
BMF	Brazilian Mercantile and Futures Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPTFEMU	Consumer Price Index — Total Excluding Tobacco for the European Monetary Union
CPURNSA	US CPI Urban Consumers NSA
EEX	European Energy Exchange
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
GBX	Great British Pence
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
KBT	KoinBay exchange
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
MEFF	MEFF Renta Variable
MIL	Milan Stock Exchange
MOE	Merchant Moe Liquidity Book (Mantle)
NSE	National Stock Exchange of India
NYBOT	New York Board of Trade
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2026

OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
Safex	South African Futures Exchange
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SICAV	Société d’investissement à Capital Variable
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
XKFE	Korea Exchange
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2026

Assets:
Investment in securities, at fair value (cost $4,147,903,062)	$4,205,292,473
Cash	681,049,936
Cash denominated in foreign currencies (cost of $23,707,918)	22,811,968
Segregated cash balance with broker for securities sold short	640,985,114
Segregated cash balance with custodian for derivative financial instruments	145,543,762
Segregated cash balance with counterparties for futures contracts	137,976,094
Segregated cash balance with counterparties for centrally cleared derivatives	354,785,135
Segregated cash balance with counterparties for OTC derivatives	13,843,199
Unrealized appreciation on forward foreign currency exchange contracts	3,816,804
Income receivable	16,577,302
Receivable for investments sold	2,913,084,763
Receivable for Fund shares sold	877,320
Receivable for periodic payments from swap contracts	1,512,926
Variation margin receivable on futures	5,130,843
Variation margin receivable on centrally cleared swaps	3,505,045
Swap contracts, at fair value (net premiums paid $1,784,576)	23,294,913
Receivable from Investment Adviser	469,121
Prepaid expenses and other assets	14,087

Total assets	9,170,570,805

Liabilities:
Securities sold short, at fair value (proceeds of $1,396,268,723)	1,389,813,367
Cash received as collateral from custodian for derivative financial instruments	35,294,130
Cash received as collateral from counterparty for OTC derivatives	1,487,047
Options written, at fair value (premiums received $12,443,776)	11,707,874
Unrealized depreciation on forward foreign currency exchange contracts	2,324,935
Payable for investments purchased	4,049,477,143
Payable for Fund shares redeemed	3,852,862
Payable for periodic payments from swap contracts	302,792
Variation margin payable on futures	18,272,610
Variation margin payable on centrally cleared swaps	2,260,980
Swap contracts, at fair value (net premiums received $1,633,798)	24,943,117
Dividend and interest income payable on securities sold short	1,899,162
Management fee payable	17,533,040
Trustee fee payable	17,559
Payable to Affiliate	1,176,225
Accrued expenses and other liabilities	8,194,408

Total Liabilities	5,568,557,251

Commitments and contingencies	$0

Net assets	$3,602,013,554

Net Assets Consist of:
Paid-in capital	$3,515,297,041
Total distributable earnings (loss)	86,716,513

Net assets	$3,602,013,554

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2026

Net Asset Value:
Class I Shares
Net Assets	$2,318,537,912
Class I Shares outstanding, no par value, unlimited shares authorized	211,514,423

Net asset value per share	$10.96

Class D Shares
Net Assets	$15,316,205
Class D Shares outstanding, no par value, unlimited shares authorized	1,407,907

Net asset value per share	$10.88

Class Y Shares
Net Assets	$1,268,159,437
Class Y Shares outstanding, no par value, unlimited shares authorized	116,308,110

Net asset value per share	$10.90

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2026

Investment Income:
Interest (including net foreign taxes withheld of $0)	$173,307,742
Dividends (including net foreign taxes withheld of $291,050)	10,595,946
Other Income	485,918

Total income	184,389,606

Expenses:
Management fees	71,532,314
Administration fees	4,701,884
Custodian fees	1,672,682
Trustees’ fees	985,327
Distribution fees - Class D	39,102
Shareholder service fees	3,088,662
Registration fees	155,399
Printing and postage fees	286,382
Professional fees	6,650,466
Dividends on securities sold short	11,088,334
Interest on securities sold short	13,412,902
Line of credit fee	1,298,998
Other	1,089,791

Total expenses	116,002,243

Expenses recouped (reimbursed) by Investment Adviser	(469,121)

Total Net Expenses	115,533,122

Net investment income	68,856,484

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	364,530,911
Net realized gain (loss) on securities sold short	(68,804,629)
Net realized gain (loss) on forward foreign currency exchange contracts	(4,662,499)
Net realized gain (loss) on foreign currency transactions	2,983,385
Net realized gain (loss) on futures contracts	(8,322,417)
Net realized gain (loss) on options written	8,362,676
Net realized gain (loss) on swap contracts	104,366,825
Net change in unrealized appreciation (depreciation) on investments in securities	(71,554,992)
Net change in unrealized appreciation (depreciation) on securities sold short	(9,151,438)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,836,107
Net change in unrealized appreciation (depreciation) on foreign currency translations	(559,325)
Net change in unrealized appreciation (depreciation) on futures contracts	(7,505,246)
Net change in unrealized appreciation (depreciation) on options written	721,645
Net change in unrealized appreciation (depreciation) on swap contracts	(19,309,808)

Net realized and unrealized gain	293,931,195

Net increase in net assets resulting from operations	$362,787,679

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2026	Year Ended 3/31/2025
Increase (Decrease) in Net Assets Operations:
Net investment income	$68,856,484	$103,054,215
Net realized gain	398,454,252	110,719,603
Net change in unrealized depreciation	(104,523,057)	(54,759,399)

Net increase in net assets resulting from operations	362,787,679	159,014,419

Distributions:
Distributions from earnings
Class I Shares	(183,520,101)	(149,028,596)
Class D Shares	(1,160,209)	(902,418)
Class Y Shares	(90,400,411)	(54,134,559)

Total distributions to shareholders	(275,080,721)	(204,065,573)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	873,946,731	847,799,190
Proceeds from sale of Class D Shares	7,983,945	9,396,570
Proceeds from sale of Class Y Shares	415,549,807	200,327,460
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	151,270,147	121,150,272
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	763,679	633,175
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	77,029,691	47,078,846
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,401,568,292)	(1,176,120,843)
Cost of Class D Shares redeemed	(10,023,205)	(12,011,213)
Cost of Class Y Shares redeemed	(308,710,076)	(300,071,092)

Net decrease in net assets resulting from capital transactions	(193,757,573)	(261,817,635)

Net decrease in net assets	(106,050,615)	(306,868,789)

Net Assets:
Beginning of period	3,708,064,169	4,014,932,958

End of period	$3,602,013,554	$3,708,064,169

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2026	Year Ended 3/31/2025
Share Transactions:
Class I Shares
Beginning of period	244,252,400	263,198,882
Shares issued	78,723,753	77,297,867
Reinvestment in Shares	13,941,949	11,333,047
Shares redeemed	(125,403,679)	(107,577,396)

Net change in shares resulting from share transactions	(32,737,977)	(18,946,482)

End of period	211,514,423	244,252,400

Share Transactions:
Class D Shares
Beginning of period	1,527,543	1,707,045
Shares issued	718,527	863,495
Reinvestment in Shares	70,777	59,509
Shares redeemed	(908,940)	(1,102,506)

Net change in shares resulting from share transactions	(119,636)	(179,502)

End of period	1,407,907	1,527,543

Share Transactions:
Class Y Shares
Beginning of period	99,721,617	104,153,920
Shares issued	37,546,359	18,503,578
Reinvestment in Shares	7,145,611	4,433,036
Shares redeemed	(28,105,477)	(27,368,917)

Net change in shares resulting from share transactions	16,586,493	(4,432,303)

End of period	116,308,110	99,721,617

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2026

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$362,787,679
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(16,487,901,291)
Proceeds from disposition of investments in securities	16,817,308,415
Proceeds from securities sold short	7,786,467,085
Payments to cover securities sold short	(7,765,009,417)
Short-term investments, net	884,004
Cash flows related to derivative transactions	128,489,116
Premiums paid on closing options written	(63,946,006)
Proceeds from premiums received from options written	106,176,339
Net realized gain (loss) on investments in securities	(364,530,911)
Net realized gain (loss) on securities sold short	68,804,629
Net realized gain (loss) on options written	(8,362,676)
Net realized gain (loss) on futures contracts	8,322,417
Net realized gain (loss) on swap contracts	(104,366,825)
Net realized gain (loss) on forward foreign currency exchange contracts	1,679,114
Net change in accretion of bond discount and amortization of bond and swap premium	13,801,218
Net change in unrealized appreciation (depreciation) on investments in securities	71,554,992
Net change in unrealized appreciation (depreciation) on securities sold short	9,151,438
Net change in unrealized appreciation (depreciation) on options written	(721,645)
Net change in unrealized appreciation (depreciation) on futures contracts	7,505,246
Net change in unrealized appreciation (depreciation) on swap contracts	19,309,808
Net change in unrealized appreciation (depreciation) on forward foreign currency	(2,276,782)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	(2,104,272)
Income receivable	11,178,573
Receivable for periodic payments from swap contracts	(513,622)
Variation margin receivable on futures	5,543,454
Variation margin receivable on centrally cleared swaps	18,663,399
Swap contracts, at fair value	15,372,092
Receivable from Investment Adviser	430,455
Prepaid expenses and other assets	27,135
Increase (decrease) in liabilities:
Cash received as collateral for reverse repurchase agreements	(2,877,000)
Cash received as collateral from custodian for derivative financial instruments	(12,783,674)
Cash received as collateral from counterparty for OTC derivatives	(2,732,002)
Cash received as collateral from counterparty for futures contracts	(1,318,512)
Unrealized depreciation on forward foreign currency exchange contracts	(731,835)
Swap contracts, at fair value	111,885
Variation margin payable on futures	309,726
Variation margin payable on centrally cleared swaps	2,260,980
Payable for periodic payments from swap contracts	(449,112)
Dividend and interest income payable on securities sold short	237,390
Interest payable on reverse repurchase agreements	(135,999)
Management fee payable	205,088
Payable to Affiliate	(1,247,908)
Trustee fee payable	17,559
Accrued expenses and other liabilities	194,276

Net cash provided by operating activities	$634,784,023

Cash Flows from Financing Activities:
Proceeds from shares sold	1,010,102,237
Cost of shares repurchased	(1,432,330,078)
Proceeds from reverse repurchase agreements	18,129,180
Repayment of reverse repurchase agreements	(32,080,664)
Distributions paid (net of reinvestment)	(46,017,204)

Net cash used in financing activities	(482,196,529)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	152,587,494
Unrestricted and restricted cash and foreign currency, beginning of period	1,844,407,714

Unrestricted and restricted cash and foreign currency, end of period	$1,996,995,208

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2026

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$126,033

Non-Cash Financing Activities:
Capital shares issued	$288,495,083

Capital shares redeemed	$(288,495,083)

Capital shares issued in reinvestment of distribution	$229,063,517

Reconciliation of unrestricted and restricted cash to the Consolidated Statement of Assets and Liabilities

	Year Ended March 31, 2026	Year Ended March 31, 2025
Cash	$681,049,936	$575,921,682
Foreign currency at value	22,811,968	9,242,662
Cash Pledged:
Securities sold short	640,985,114	608,091,626
Derivative financial instruments	145,543,762	276,466,608
Futures contracts	137,976,094	134,842,816
Centrally cleared derivatives	354,785,135	211,906,692
OTC derivatives	13,843,199	27,935,628

	$1,996,995,208	$1,844,407,714

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022
Net Asset Value, Beginning of Period	$10.75	$10.90	$10.19	$10.48	$10.44
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.20	0.30	0.24	0.01	(0.09)
Net realized and unrealized gain (loss)	0.86	0.17	0.84	(0.30)	0.31

Total Income (Loss) from Investment Operations	1.06	0.47	1.08	(0.29)	0.22

Less Distributions to Shareholders:
From net investment income	(0.62)	(0.62)	(0.37)	—	—
From net realized capital gains	(0.23)	—	—	—	(0.18)

Total Distributions	(0.85)	(0.62)	(0.37)	—	(0.18)

Net Asset Value, End of Period	$10.96	$10.75	$10.90	$10.19	$10.48

Total Return[2]	9.94%	4.31%	10.73%[3]	(2.77)%	2.09%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.21%	1.24%	1.35%	1.51%	0.96%
Management Fees	1.90%	1.90%	1.89%	1.88%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.11%	3.14%	3.24%	3.39%	2.83%
Recoupment (reimbursement) from Investment Adviser	(0.02)%	(0.08)%	—%[6]	—%[6]	—%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.09%	3.06%	3.24%	3.39%	2.83%

Net investment income (loss)	1.80%	2.77%	2.33%	0.13%	(0.83)%

Supplemental Data:
Net assets, end of period (in thousands)	$2,318,538	$2,626,575	$2,868,551	$3,358,347	$3,958,328
Portfolio turnover	547%[7]	397%[7]	556%[7]	846%[7]	193%

[1]	Calculated using average shares outstanding during the period.
[2]

Net asset values and total returns have been calculated inclusive of adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2024, 2023 and 2022. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026, 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022
Net Asset Value, Beginning of Period	$10.69	$10.85	$10.16	$10.48	$10.47
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.17	0.27	0.22	(0.01)	(0.12)
Net realized and unrealized gain (loss)	0.84	0.17	0.83	(0.31)	0.31

Total Income (Loss) from Investment Operations	1.01	0.44	1.05	(0.32)	0.19

Less Distributions to Shareholders:
From net investment income	(0.59)	(0.60)	(0.36)	—	—
From net realized capital gains	(0.23)	—	—	—	(0.18)

Total Distributions	(0.82)	(0.60)	(0.36)	—	(0.18)

Net Asset Value, End of Period	$10.88	$10.69	$10.85	$10.16	$10.48

Total Return[2]	9.59%	4.06%	10.44%[3]	(3.05)%	1.70%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.46%	1.49%	1.64%	1.78%	1.27%
Management Fees	1.90%	1.90%	1.89%	1.88%	1.87%

Total expenses before recoupment (reimbursement) from Investment Adviser	3.36%	3.39%	3.53%	3.66%	3.14%
Recoupment (reimbursement) from Investment Adviser	(0.02)%	(0.08)%	(0.03)%	—%[6]	—%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.34%	3.31%	3.50%	3.66%	3.14%

Net investment income (loss)	1.55%	2.52%	2.08%	(0.14)%	(1.14)%

Supplemental Data:
Net assets, end of period (in thousands)	$15,316	$16,330	$18,519	$20,179	$25,626
Portfolio turnover	547%[7]	397%[7]	556%[7]	846%[7]	193%

[1]	Calculated using average shares outstanding during the period.
[2]

Net asset values and total returns have been calculated inclusive of adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years ended, 2023 and 2022. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026, 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2026	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2023	Year Ended 3/31/2022
Net Asset Value, Beginning of Period	$10.68	$10.83	$10.13	$10.41	$10.36
Income (Loss) From Investment Operations:
Net investment income (loss)[1]	0.21	0.30	0.25	0.02	(0.08)
Net realized and unrealized gain (loss)	0.86	0.17	0.82	(0.30)	0.31

Total Income (Loss) from Investment Operations	1.07	0.47	1.07	(0.28)	0.23

Less Distributions to Shareholders:
From net investment income	(0.62)	(0.62)	(0.37)	—	—
From net realized capital gains	(0.23)	—	—	—	(0.18)

Total Distributions	(0.85)	(0.62)	(0.37)	—	(0.18)

Net Asset Value, End of Period	$10.90	$10.68	$10.83	$10.13	$10.41

Total Return[2]	10.16%	4.35%	10.74%[3]	(2.69)%	2.10%

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser[5]	1.11%	1.14%	1.27%	1.44%	0.86%
Management Fees	1.90%	1.90%	1.89%	1.88%	1.87%

Net expenses after recoupment (reimbursement) from Investment Adviser[6]	3.01%	3.04%	3.16%	3.32%	2.73%

Net investment income (loss)	1.91%	2.80%	2.41%	0.22%	(0.72)%

Supplemental Data:
Net assets, end of period (in thousands)	$1,268,159	$1,065,158	$1,127,862	$1,051,621	$1,247,505
Portfolio turnover	547%[7]	397%[7]	556%[7]	846%[7]	193%

[1]	Calculated using average shares outstanding during the period.
[2]

Net asset values and total returns have been calculated inclusive of adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]	For the year ended March 31, 2024, 0.14% of the Portfolio’s total return consisted of a reimbursement by a Sub-adviser of the Fund.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Represents the ratio of other expenses excluding management fees which are separately presented, and prior to the impact of any recoupment (reimbursement).
[6]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[7]

Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 172% for the year ended March 31, 2026, 156% for the year ended March 31, 2025, 136% for the year ended March 31, 2024 and 182% for the year ended March 31, 2023.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2026

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the year ended March 31, 2026, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2026, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing non-traditional or alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. A non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, in securities. The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2026, the total fair value of Level 3 investments was $68,954,720. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2026, a Fair Value Factor was applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2026, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in futures on California Carbon Allowances (“CCAs”), which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of March 31, 2026, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2026, the Fund did not have any investment in reverse repurchase agreements. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the year ended March 31, 2026 was approximately $241,971, at a weighted average weekly interest rate of 3.08%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. The Fund held securities with payment-in-kind features representing an immaterial portion of investment income. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2026, the Fund had $681,049,936 in domestic cash and $22,811,968 in foreign cash held at State Street Bank and Trust Company (“State Street Bank”). These balances, at year end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

For the current open tax years ending on October 31, 2022, October 31, 2023, and October 31, 2024, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 11) of the Fund or, if elected by the Shareholder, paid in cash.

Value-at-Risk and Collateralization

Rule 18f-4 under the 1940 Act applies to the Fund’s use of derivative investments and certain financing transactions. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program governing its use of derivatives through, among other things, the application of a value-at-risk based limit to the Fund’s derivatives exposure. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

The Fund may mitigate counterparty risk in part by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At March 31, 2026, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities include amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk in part by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of some of the risks of the Fund, including credit and counterparty risk.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of March 31, 2026, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Operating Segments

The Fund follows FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Operating segments are defined as components of a business that can earn revenues and incur expenses for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or CODM. The Fund’s CODM is, collectively, the Co-Presidents and Treasurer and Principal Financial and Accounting Officer. A single management team reports to the CODM, who manages the entire business.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The CODM has concluded the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the Prospectus, against which the CODM decides how to allocate resources and assess performance.

Segment assets are reflected in the Fund’s Consolidated Statements of Assets and Liabilities as net assets, which consists primarily of investments at fair value, and significant segment expenses are listed in the accompanying Consolidated Statements of Operations.

Improvement to Income Taxes Disclosures

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including, among other requirements, disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted only financial statement disclosures and did not affect the Fund’s financial position or the results of its operations. During the year ended March 31, 2026, the Fund did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of year ended March 31, 2026 are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end, if any, are listed at the end of the Fund’s Consolidated Schedule of Investments.

At March 31, 2026, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest	Centrally cleared swaps, at fair value[1]	$4,575,944	Centrally cleared swaps, at fair value[1]	$(4,833,648)
	Unrealized appreciation on futures contracts[1]	2,578,036	Unrealized depreciation on futures contracts[1]	(5,351,235)
	Purchased options, at fair value[2]	7,353,047	Options written, at fair value	—
Equity	Swap contracts, at fair value[3]	22,559,798	Swap contracts, at fair value[3]	(22,350,631)
	Unrealized appreciation on futures contracts[1]	1,702,519	Unrealized depreciation on futures contracts[1]	(3,586,740)
	Purchased options, at fair value[2]	1,952,478	Options written, at fair value	(688,407)
Commodity	Unrealized appreciation on futures contracts[1]	29,156,272	Unrealized depreciation on futures contracts[1]	(38,760,837)
	Purchased options, at fair value[2]	12,259,529	Options written, at fair value	(10,201,933)
Credit	Centrally cleared swaps, at fair value[1]	3,220,404	Centrally cleared swaps, at fair value[1]	(2,122,727)
	Swap contracts, at fair value[3]	735,115	Swap contracts, at fair value[3]	(2,592,486)
	Purchased options, at fair value[2]	2,061,581	Options written, at fair value	(801,054)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$3,816,804	Unrealized depreciation on forward foreign currency exchange contracts	$(2,324,935)
	Unrealized appreciation on futures contracts[1]	2,052,150	Unrealized depreciation on futures contracts[1]	(1,064,429)
	Purchased options, at fair value[2]	1,352,359	Options written, at fair value	(16,480)

Total		$95,376,036		$(94,695,542)

Amounts not subject to MNA[4]		$57,933,660		$(66,609,956)

Total gross amounts subject to MNA		$37,442,376		$(28,085,586)

[1]

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Consolidated Statement of Operations. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

[3]	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

[4]	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2026:

Primary Underlying Risk	Average Number of Contracts[1]	Average Notional USD[1]	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	$—	$(241,714,287)	$23,267,391	$(28,810,420)
Futures contracts	—	40,238,891	(29,510,834)	(2,249,517)
Purchased options[2]	105,314,080	(1,088,090)	52,995	986,313
Equity
Swap contracts	—	697,409,598	95,794,076	8,971,507
Futures contracts	—	156,250,174	(3,319,989)	1,811,230
Purchased options[2]	461,851	(5,040,967)	(15,675,103)	4,536,951
Options written	(32,788)	2,431,695	5,398,274	(2,540,328)
Commodity
Swap contracts	—	—	690,000	—
Futures contracts	—	236,234,709	20,548,539	(8,036,552)
Purchased options[2]	51,866	(4,285,803)	15,340,394	2,702,330
Options written	(27,726)	376,673	1,704,427	2,421,322

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Primary Underlying Risk	Average Number of Contracts[1]	Average Notional USD[1]	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Credit
Swap contracts	$—	$877,149,630	$(15,384,642)	$529,105
Purchased options[2]	4,340,786,511	(2,130,340)	(20,193,133)	(20,082)
Options written	(4,337,248,049)	1,043,353	9,697,511	871,930
Foreign Exchange
Forward foreign currency exchange contracts	—	461,017,534	(4,662,499)	2,836,107
Futures contracts	—	1,484,093	3,959,867	969,593
Purchased options[2]	94,222,123	(112,171)	13,728,482	936,908
Options written	(22,143,873)	(29,291)	(8,437,536)	(31,279)

			$92,998,220	$(14,114,882)

[1]	Averages are based on monthly activity levels during the year ended March 31, 2026.

[2]

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLAs and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2026.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2026:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received[1]	Non-Cash Collateral	Net Amount[2]
By Counterparty[3]
Citibank N.A.	$135,622	$(135,622)	$—	$—	$—
Goldman Sachs & Co.	3,835,367	(2,400,835)	—	—	1,434,532
Goldman Sachs International	270,994	(85,364)	—	—	185,630
Morgan Stanley & Co. LLC	32,654	(32,654)	—	—	—
Morgan Stanley Capital Services LLC	10,077,353	(10,016,575)	(60,778)	—	—

Cayman Subsidiary
Bank Of America Merrill Lynch	4,040,015	(131,093)	—	—	3,908,922
Barclays Bank PLC	1,083,140	(143,140)	—	—	940,000
Citibank N.A.	43,337	(43,337)	—	—	—
Deutsche Bank AG	1,854,579	—	—	—	1,854,579
Goldman Sachs International	469,671	(181,802)	—	—	287,869
J.P. Morgan Securities LLC	920,716	(45,016)	(40,129)	—	835,571
Morgan Stanley & Co. International PLC	391,624	—	—	—	391,624
Morgan Stanley & Co. LLC	9,475,447	(7,660,501)	—	—	1,814,946
Morgan Stanley Capital Services LLC	1,377,786	(1,377,786)	—	—	—
State Street Bank and Trust Company	2,108,890	(853,930)	(1,200,000)	—	54,960

Domestic Subsidiary IV
Goldman Sachs & Co.	58,958	(58,958)	—	—	—
Morgan Stanley Capital Services LLC	890,187	(890,187)	—	—	—
State Street Bank and Trust Company	376,036	(64,523)	—	—	311,513

	$37,442,376	$(24,121,323)	$(1,300,907)	$—	$12,020,146

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged[4]	Non-Cash Collateral	Net Amount[5]
By Counterparty[3]
Barclays Bank PLC	$(84,126)	$—	$84,126	$—	$—
Citibank N.A.	(190,402)	135,622	54,780	—	—
Goldman Sachs & Co.	(2,400,835)	2,400,835	—	—	—
Goldman Sachs International	(85,364)	85,364	—	—	—
JP Morgan Chase & Co.	(46,768)	—	—	—	(46,768)
Morgan Stanley & Co. LLC	(45,053)	32,654	12,399	—	—
Morgan Stanley Capital Services LLC	(10,016,575)	10,016,575	—	—	—

Cayman Subsidiary
Bank Of America Merrill Lynch	(131,093)	131,093	—	—	—
Barclays Bank PLC	(143,140)	143,140	—	—	—
Citibank N.A.	(372,166)	43,337	328,829	—	—
Goldman Sachs International	(181,802)	181,802	—	—	—
J.P. Morgan Securities LLC	(45,016)	45,016	—	—	—
JP Morgan Chase Bank N.A.	(79,955)	—	—	—	(79,955)
Morgan Stanley & Co. LLC	(7,660,501)	7,660,501	—	—	—
Morgan Stanley Capital Services LLC	(1,559,815)	1,377,786	182,029	—	—
State Street Bank and Trust Company	(853,930)	853,930	—	—	—

Domestic Subsidiary IV
Goldman Sachs & Co.	(343,696)	58,958	—	—	(284,738)
Goldman Sachs International	(1,353,919)	—	—	—	(1,353,919)
Morgan Stanley Capital Services LLC	(2,426,907)	890,187	1,536,720	—	—
State Street Bank and Trust Company	(64,523)	64,523	—	—	—

	$(28,085,586)	$24,121,323	$2,198,883	$—	$(1,765,380)

[1]	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

[4]	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]	Net amount represents the net amount payable to the individual counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2026:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,166,806,423	$9,363,136	$24,106,058	$1,200,275,617
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	189,443,986	—	189,443,986
Convertible Bonds	—	3,243,384	383,191	3,626,575
Bank Debt	—	110,101,883	40,875,617	150,977,500
Corporate Bonds & Notes	—	165,405,115	1,589,052	166,994,167
Sovereign Debt	—	95,789,251	—	95,789,251
Mortgage-Backed Securities	—	1,876,352,405	—	1,876,352,405
U.S. Treasury Obligations	—	12,483,615	—	12,483,615
Closed-End Fund	—	37,707,486	—	37,707,486
Warrants	—	1,890	—	1,890
Rights	—	—	—	—
Repurchase Agreements	—	47,609,840	—	47,609,840
Undertakings For Collective Investment in Transferable Security	84,429,247	—	—	84,429,247
Exchange-Traded Funds	5,366,039	—	—	5,366,039
Purchased Options	14,620,830	10,358,164	—	24,978,994
Subtotal	1,271,222,539	2,557,860,155	68,967,255	3,898,049,949
Investments Valued at NAV	—	—	—	307,242,524
Total Investments in Securities	$1,271,222,539	$2,557,860,155	$68,967,255	$4,205,292,473
Other Financial Instruments:
Futures Contracts	35,488,977	—	—	35,488,977
Centrally Cleared Credit Default Swaps	—	3,220,404	—	3,220,404
OTC Credit Default Swaps	—	735,115	—	735,115
OTC Total Return Swaps	—	22,559,798	—	22,559,798
Forward Foreign Currency Exchange Contracts	—	3,816,804	—	3,816,804
Centrally Cleared Interest Rate Swaps	—	4,575,944	—	4,575,944
Total Investments in Securities and Other Financial Instruments	$1,306,711,516	$2,592,768,220	$68,967,255	$4,275,689,515

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(682,144,404)	$(1,663,557)	$(12,506)	$(683,820,467)
Corporate Bonds & Notes	—	(9,619,962)	—	(9,619,962)
Sovereign Debt	—	(23,134,883)	—	(23,134,883)
Mortgage-Backed Securities	—	(660,614,204)	—	(660,614,204)
U.S. Treasury Obligations	—	(10,814,436)	—	(10,814,436)
Exchange-Traded Funds	(1,809,386)	—	—	(1,809,386)
Warrant	—	—	—	—
Rights	—	—	(29)	(29)
Total Securities Sold Short	(683,953,790)	(705,847,042)	(12,535)	(1,389,813,367)
Other Financial Instruments:
Options Written	(10,889,066)	(818,808)	—	(11,707,874)
Centrally Cleared Credit Default Swaps	—	(2,122,727)	—	(2,122,727)
OTC Total Return Swaps	—	(22,237,565)	—	(22,237,565)
Forward Foreign Currency Exchange Contracts	—	(2,324,935)	—	(2,324,935)
Variance Swaps	—	(113,066)	—	(113,066)
Centrally Cleared Interest Rate Swaps	—	(4,833,648)	—	(4,833,648)
Futures Contracts	(48,763,241)	—	—	(48,763,241)
OTC Credit Default Swaps	—	(2,592,486)	—	(2,592,486)
Total Securities Sold Short and Other Financial Instruments	$(743,606,097)	$(740,890,277)	$(12,535)	$(1,484,508,909)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	N/A	N/A	N/A	6,658,753	Semi-Annual with 60 days’ notice	—	6,658,753

Macro Strategies(2)	N/A	N/A	N/A	132,178,350	Monthly with 90 days’ notice	—	132,178,350

Macro Strategies(2)	N/A	N/A	N/A	99,473,244	Daily with 6 days’ notice	—	99,473,244

Macro Strategies(2)	N/A	N/A	N/A	68,932,177	Monthly with 60 days’ notice	—	68,932,177

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2025	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of March 31, 2026	Unrealized Gain/(Loss) as of March 31, 2026
Common Stocks	$12,842,427	$3,229,015	$(3,018,903)	$4,520,106	$(18,497)	$—	$(3,128,656)	$9,680,566	$24,106,058	$15,130,856
Preferred Stocks	2,013,337	—	—	—	—	—	—	—	2,013,337	(995,273)
Bank Debt	28,344,124	14,042,474	(10,014,407)	26,212,044	(18,833,387)	282,054	439,893	402,822	40,875,617	3,455
Convertible Bonds	337,339	—	—	335,973	(290,122)	613	—	(612)	383,191	1,471
Corporate Bonds & Notes	1,658,736	—	(48,174)	556,659	—	170,698	—	(748,867)	1,589,052	(3,467,022)
Warrants	4,178,965	—	—	—	(4,178,965)	—	—	—	—	—
Rights	1,294	—	(1,294)	—	—	—	—	—	—	—
Common Stock Sold Short	(12,506)	—	—	—	—	—	—	—	(12,506)	35,395
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512
Purchased Options	12,694	—	—	—	—	—	(171,952)	159,258	—	—
OTC Total Return Swaps	—	—	—	—	(907)	—	907	—	—	—

	$49,376,381	$17,271,489	$(13,082,778)	$31,624,782	$(23,321,878)	$453,365	$(2,859,808)	$9,493,167	$68,954,720	$10,709,394

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2026.

Assets	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ (Weighted Average)	Fair Value at March 31, 2026
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	N/A	$39,944,413
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	931,204
Common Stock	Broker-dealer Quotations	Indicative Bid	N/A	23,815,936
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	290,122
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	N/A	1,589,052
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	201,702
	Broker-dealer Quotations	Indicative Bid	N/A	181,489
Preferred Stock	Broker-dealer Quotations	Indicative Bid	N/A	2,013,337
Rights	Broker-dealer Quotations	Indicative Bid	N/A	0^

Total Investments in Securities and Other Financial Instruments				$68,967,255

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

(b)	Relates to unobservable inputs for a single investment using the relevant weighted average of such unobservable inputs.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Liabilities	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ (Weighted Average)	Fair Value at March 31, 2026
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	$(12,506)
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	(29)
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	0^

Total Securities Sold Short and Other Financial Instruments:				$(12,535)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the year ended March 31, 2026, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom Blackstone Securities Partners L.P. (“BSP” or the “Distributor”) has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80%. During the year ended March 31, 2026, the Fund paid the Investment Adviser $71,532,314 in management fees. From this amount, the Investment Adviser paid $47,458,855 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 1.26% of the Fund’s average daily net assets. The Investment Advisor paid, in the aggregate, $2,827,656 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C., Blackstone Liquid Credit Strategies LLC, and Harvest Fund Advisors LLC, each an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Investment Adviser, which amounted to 0.08% of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA). For the year ended March 31, 2026 the Fund has recorded a receivable from the Investment Adviser of $469,121.

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2028 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2028 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the three-year period ended March 31, 2026, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At the year ended March 31, 2026, the Fund has an amount payable to FINCO of $1,026,485.

Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BAAM for such expenses paid on behalf of the Fund. BAAM does not charge any fees for providing such administrative services. At the year ended March 31, 2026, the Fund has an amount payable to BAAM of $148,729.

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At the year ended March 31, 2026, the Fund has an amount payable to BASP of $1,011.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At the year ended March 31, 2026, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank serves as the administrator, custodian and transfer agent to the Fund. BSP, an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of their investment and/or their investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those caused by bank closures, epidemics and pandemics, economic, natural, and man-made disasters, government action, rapid technological developments, or significant geopolitical events such as war and other military conflict, terrorism, sanctions, tariffs, or trade disputes could adversely affect the liquidity and volatility of securities held by the Fund and could increase the Fund’s exposure to the other risks detailed in this report. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the investments held by the Fund will underperform the markets, the relevant indices, or the investments selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of the Fund’s securities and other assets from such counterparty will be extinguished, delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, credit instruments, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil and dealers may be unwilling or unable to make a market for certain securities. Investments in Investee Funds are often illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. The inflation in the U.S. remains above targeted levels and, despite recent interest rate cuts by the U.S. Federal Reserve, interest rates remain high generally. Central banks may increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the value of shareholders’ investments in the Fund.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2026 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$5,027,474,895	$14,181,966,608	$5,482,412,723	$12,821,124,959
Excluding TBAs	$5,027,474,895	$112,419,226	$5,482,412,723	$109,176,893

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2025. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2026 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary as of its tax year ended October 31, 2025.

Paid-in Capital	Distributable Earnings/(Loss)
$—	$—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

The tax basis components of distributable earnings of the Fund at the tax year-ended October 31, 2025 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward[1]
$232,662,283	$24,880,441	$—

[1]

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Cayman Fund Subsidiary may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Any such losses, will be deemed to arise on the first day of the next taxable year. For the tax year ended October 31, 2025, capital loss carry over used in current year by the Fund was $21,355,139.

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2024 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$137,081,360	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2025 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$204,065,573	$—

The Fund made an ordinary income and capital gains distribution in the amounts of $251,084,557 and $23,996,164, respectively, to shareholders in December 2025. The final tax character of that distribution will be determined after the Fund’s October 31, 2026 tax year end.

As of March 31, 2026, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,981,335,481	$174,746,704	$(386,466,936)	$(211,720,232)

12. Borrowings Under Credit Facility

As of March 31, 2026, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank in an aggregate principal amount of up to $350,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the State Street Bank. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (3.64% at March 31, 2026). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Aggregate Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. For the year ended March 31, 2026, the Fund had no borrowings.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2026

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries and the Board of Directors of Blackstone Alternative Investment Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and Subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2026, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

May 27, 2026

We have served as the auditor of one or more Blackstone investment companies since 2010.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Trustee who is not an “interested person” (as defined in the 1940 Act) of Blackstone Alternative Multi-Strategy Fund (the “Fund”) (each, an “Independent Trustee”) is paid by the Fund at a rate of $150,000 per fiscal year in the aggregate for the services to the Fund (including the Fund’s three wholly-owned and controlled subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Subsidiaries”)).

As of August 4, 2025, Mr. Brown is being treated as an “interested person” (as defined in the 1940 Act) of the Fund (an “Interested Trustee”). For his service as an Independent Trustee from April 1, 2025 through August 3, 2025, Mr. Brown was paid by the Fund at a rate of $150,000 per fiscal year in the aggregate, prorated for such period. For his service as an Interested Trustee from August 4, 2025 through March 31, 2026, Mr. Brown was paid by the Fund at a rate of $129,000 per fiscal year in the aggregate, prorated for such period, for his services to the Fund (excluding the Subsidiaries).

The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund an additional $35,000 and $15,000 per fiscal year, respectively. The Fund pays for the Trustees’ travel expenses related to Board of Trustees meetings.

The following tables set forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2026, to the persons who served as Trustees and officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation from the Fund
Frank J. Coates	$185,000
Paul J. Lawler	$150,000
Kristen M. Leopold	$165,000

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation from the Fund
Peter Koffler	None
John M. Brown[1]	$136,794

[1]

Mr. Brown was treated as an Interested Trustee due to a family member’s relationship with a sub-adviser to the Fund from August 4, 2025 through the end of the period on March 31, 2026. For his service as an Independent Trustee, Mr. Brown was paid $51,844 from the Fund for the fiscal year ended March 31, 2026. Such amount is included in the aggregate compensation for Mr. Brown reflected in the table above.

The Fund also pays for a portion of the compensation for the Fund’s Chief Compliance Officer. The following table sets forth information covering the total compensation payable by the Fund, during its fiscal year ended March 31, 2026, to the Fund’s Chief Compliance Officer, William Renahan, during the period. No other officer received any compensation from the Fund during the period.

Compensated Officer:

Name of Officer	Aggregate Compensation from the Fund
Chief Compliance Officer	$84,490

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in-person on November 11, 2025 and February 25-26, 2026, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation or novation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”) and (ii) a new investment sub-advisory agreement (“New Sub-Advisory Agreement”, and together with the Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued or Novated Sub-Advisory Agreements (approved at November meeting)

•	Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”)

•	Engelhart CTP Commodity Trading US, LLC (“Engelhart”)

•	Merritt Point Partners LLC (“Merritt Point”)

•	Mesarete Capital LLP (“Mesarete”)

•	Two Sigma Investments, LP (“Two Sigma”)

Continued Sub-Advisory Agreements (approved at February meeting)

•	Bayview Asset Management, LLC (“Bayview”)

•	Blackstone Liquid Credit Strategies LLC (“BX LCS”)

•	Caspian Capital LP (“Caspian”)

•	Mariner Investment Group, LLC (“Mariner”)

•	Oak Hill Advisors, L.P. (“Oak Hill”)

New Sub-Advisory Agreement (approved at February meeting)

•	Capital Fund Management, S.A. (“CFM”)

The Board noted that BAIA and the Fund relied on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve any new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements for each of the Sub-Advisers considered at the November 2025 meeting and February 2026 meeting generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s background, investment strategy, investment research and portfolio construction process, investment thesis, and risk management strategy; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and risk characteristics of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and

(3)	a completed sub-adviser 15(c) questionnaire, and responses to any follow-up questions, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of the New Sub-Advisory Agreement at its February 2026 meeting generally included:

(1)

a Summary of Investment Committee Memo, which covered, among other things, summary information regarding the Sub-Adviser’s background, investment strategy, investment research and sourcing process, portfolio construction, strengths and considerations relating to the Sub-Adviser’s investment thesis, key risks associated with the Sub-Adviser, and approach to risk management;

(2)	a sub-adviser 15(c) questionnaire, which provided the Sub-Adviser’s responses to the Independent Trustees’ request for information; and

(3)	information regarding the Sub-Adviser’s affiliates.

Additionally, the Board received a copy of the new Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement and the New Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and financial condition;

(2)	the Sub-Adviser’s strengths;

(3)	the percentage of Fund assets that are, or are expected to be, allocated to the Sub-Adviser;

(4)	where applicable, the investment return on assets that are, or were previously, managed by the Sub-Adviser and related investment risks;

(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;

(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(7)	where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;

(8)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and

(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of each Sub-Adviser. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by such Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees paid to BAIA and other Fund operating expenses) over various periods, including in many cases the 2024 or 2025, year-to-date, and inception-to-date periods, all as compared to the investment returns of certain of the following indices: (i) S&P 500 TR Index (the “SPXT”); (ii) the Secured Overnight Financing Rate (“SOFR”) +3%; (iii) the Sub-Adviser’s hedge fund strategy (the “Sub-Adviser Hedge Fund Strategy”); (iv) the HFRI Credit Index (“HFRICI”); (v) the HFR Quantitative Directional Index (“HFRQDI”); and (vi) the HFRI Macro Total Index (“HFRIMTI”). In addition, the Board considered information about the inception-to-date performance risk measurements of the Fund assets that are or were managed by the Sub-Adviser, if any, and the inception-to-date performance risk measurements of the SPXT, SOFR +3%, the Sub-Adviser Hedge Fund Strategy, HFRICI, HFRQDI, and HFRIMTI, as applicable, such as annualized return, standard deviation, Sharpe ratio, and maximum drawdown. On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. It was noted that, because CFM is a newly proposed sub-adviser, there is no prior performance to consider with respect to BAMSF.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser to the Fund.

The Board noted that the compensation paid, or to be paid, to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser would not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the applicable Sub-Adviser. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current or proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, and that the absence or presence of breakpoints in Sub-Advisory Agreements did not directly impact the Fund because BAIA paid the Sub-Advisers out of the fee it received from the Fund (which did not contain breakpoints).

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA, as applicable. The Board noted that each Sub-Adviser benefited, or would benefit, from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent

“access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval, continuation, or novation (as applicable) of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation, novation, or approval (as applicable) of the proposed Sub-Advisory Arrangements as in the best interests of the Fund and its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any Sub-Adviser derives an inappropriate advantage. The Independent Trustees were assisted by the advice of independent legal counsel in the approval, continuation, or novation of each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Alternative Multi-Strategy Fund, and each of its Wholly-Owned Subsidiaries

At a meeting of the Board held in-person on February 25-26, 2026, the Board, including all of the Independent Trustees, considered and approved (a) the investment management agreement by and between BAIA and the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of the Subsidiaries (collectively, the “Subsidiary Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Subsidiaries are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Subsidiaries on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Subsidiaries.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by their independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as adviser to the Fund and the Subsidiaries; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Subsidiaries) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund (on a combined basis with the Subsidiaries); and (5) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Subsidiaries) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) BAIA’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to renew the BAIA Investment Management Agreements for an additional period of no more than twelve months ending March 31, 2027 on the basis of the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;

(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;

(3)	BAIA’s disciplined investment approach and commitment to investment principles;

(4)	BAIA’s manager selection and due diligence process;

(5)	BAIA’s direct investing capabilities;

(6)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;

(7)	BAIA and Blackstone Securities Partners L.P.’s (“BSP”) strategic planning for BAMSF in the marketplace; and

(8)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of BAMSF’s and the BAMSF Sub Funds’ operations, the competitive landscape, and shareholders’ expectations.

Investment Performance

The Board received and considered information about (i) the one-year, three-year, five-year, inception-to-date, and trailing three quarter performance information (net of fees and expenses), standard deviation (a measurement of volatility), Sharpe ratio (a measurement of risk-adjusted return), and beta ratio (a measure of sensitivity to changes in the price of an index) of BAMSF as of December 31, 2025, each as compared to the MSCI World Total Return Index (“MSCI World”), Bloomberg Global Aggregate Bond Index (“Bloomberg Agg”), S&P 500, and HFRX Global (the “BAIF Comparative Indices”); (ii) the historical monthly performance of BAMSF since inception (net of fees and expenses); (iii) information about inception-to-date, trailing three-quarter, one-year, three-year, and five-year performance and risk measurements of BAMSF and the BAIA-prepared peer group (which included six funds from the Broadridge-prepared peer group) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, (d) beta and alpha against the S&P 500, and (e) beta and alpha against a custom 60/40 benchmark index; and (iv) one-year, two-year, three-year, four-year, five-year and ten-year performance of BAMSF as compared to the Broadridge-prepared peer group.

With respect to BAMSF, the Board noted that, as of December 31, 2025 (i) the inception-to-date and one-year, three-year, five-year and trailing three quarter performance returns were less than the corresponding returns of the MSCI World and the S&P 500 but greater than the corresponding returns of the HFRX Global and Bloomberg Agg; (ii) one-year, three-year, five-year and trailing three quarter performance returns were greater than the average returns of the BAIA-prepared peer group; and (iii) the inception-to-date performance return was less than the average returns of the BAIA-prepared peer group. In this regard, the Board noted BAIA’s broad repositioning of the portfolio commencing in late 2022 and BAIA’s representation that repositioning had materially contributed to the improved performance profile. The Board also noted market-leading performance both currently and during several periods since the strategy’s inception, as well as downside protection during recent market drawdowns.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was strong and that BAIA was capable of generating a level of long-term investment performance that is appropriate in light of BAMSF’s and the BAMSF Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome. The Board also considered BAIA’s continuing efforts to deliver consistent, improved performance.

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of BAMSF’s Class I shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2025 against the fee and expense ratios of the Broadridge-prepared peer group. The Board also considered the presentation provided by BAIA and Broadridge on the appropriateness of the Broadridge-prepared peer group. Specifically, the Board considered data based on information provided by Broadridge indicating that, for BAMSF’s Class I shares: (i) the contractual management fee rate (adviser and administrator fees before fee waivers and/or reimbursement) was higher than the fee rate of all thirteen other funds in the Broadridge-prepared peer group; (ii) total net expenses (including the management fee and expenses after waiver) were higher than those of all thirteen other funds in the Broadridge-prepared peer group; and (iii) actual management fees (adviser and administrator fees net of fee waivers and/or expense reimbursement) were higher than those of all thirteen other funds in the Broadridge-prepared peer group.

The Board also took into consideration the peer group analysis prepared by BAIA, which showed fees and expenses of BAMSF’s Class I and Class Y shares and a group of nine competitor funds selected by BAIA (including six funds from the Broadridge-prepared peer group). The Board noted that: the contractual (before waivers) management fee rate, total expenses, and net expense ratio for each of BAMSF’s Class I and Class Y shares were higher than those of each of the nine funds in the BAIA-prepared peer group. The Board noted that certain expense information was not available for Class

R, as no Class R shares were outstanding as of December 31, 2025. The Board considered BAMSF’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA, including the need to compensate a wide variety of high-quality sub-advisers, and Blackstone’s overall brand and reputation, and determined that, given the scope, quality and complexity of services provided by BAIA, the fees, while generally higher than those charged by peers, were appropriate (and likely correlate with the increased cost of managing a more complicated fund with a large number of unaffiliated sub-advisers). On the basis of the factors considered and information presented, the Board determined that BAMSF’s fees and expenses were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to BAMSF, as well as the revenues earned and expenses incurred by BAIA. The Board considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of BAMSF. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support BAMSF and its investors as well as the cost to BAIA associated with identifying, retaining, and monitoring the performance of a large number of unaffiliated sub-advisers pursuing a wide variety of investment strategies and investing in a wide range of asset classes. The Board also took into account the entrepreneurial, business, and other risks BAIA has undertaken as investment adviser of the Funds for which it is entitled to reasonable compensation. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique and highly specialized nature of BAMSF’s investment program, BAIA’s financial information, BAIA’s entrepreneurial, business, and other risks, the estimated overhead costs associated with managing BAMSF, and comparisons of estimated profitability in respect of BAMSF relative to other Blackstone business lines and Blackstone’s overall profit profile, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreements.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for BAMSF, noting that, for collective net assets of BAMSF and the BAMSF Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of BAMSF’s and the BAMSF Sub Funds’ operations and were reasonable in light of BAMSF’s and the BAMSF Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether BAMSF and the BAMSF Sub Funds had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit BAMSF’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that BAIA may receive from the relevant Funds. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with BAMSF. The Board concluded that other benefits derived by BAIA from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to each of the Funds and its shareholders, and are consistent with industry practice and the best interests of each Fund and its shareholders. Retention of affiliated sub-advisers was reviewed as a possible fall out benefit with the recognition that each sub-advisory agreement, whether with an affiliate or not, is subject to consideration by the Board under its normal Section 15(c) processes, generally at least annually.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreements were fair and reasonable with respect to the services that BAIA provides to the Funds that it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving the BAIA Investment Management Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s co-principal executive officers and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

(4)	Not applicable.

(5)	Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date:	June 5, 2026

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, Co-President (Co-Principal Executive Officer)

Date:	June 5, 2026

By (Signature and Title)	/s/ Peter Koffler
Peter Koffler, Trustee and Co-President (Co-Principal Executive Officer)

Date:	June 5, 2026

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date:	June 5, 2026